UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

Understanding your TIAA-CREF Life Funds report

This annual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2011.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2 2011 Annual Report ¡ TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds ¡ 2011 Annual Report 3

About the funds’ benchmarks

Equity Indexes

Broad market index

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE Index measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4 2011 Annual Report ¡ TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds ¡ 2011 Annual Report 5

Important information about expenses

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders do not incur transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2011–December 31, 2011).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6 2011 Annual Report ¡ TIAA-CREF Life Funds

Growth Equity Fund

Performance for the twelve months ended December 31, 2011

The Growth Equity Fund returned 1.85% for the year, compared with the 2.64% return of its benchmark, the Russell 1000® Growth Index.

After scoring double-digit gains in 2009 and 2010, returns of large-cap growth stocks were muted for 2011. However, they outpaced the 0.39% return of large-cap value issues. That has been the pattern for three consecutive calendar years, partly because the large-cap value category has included many struggling commercial banks.

Despite their superior recent performance, returns from large-cap growth stocks have trailed those of large-cap value issues over the ten years ended December 31, 2011. During that time, the Russell 1000 Growth Index posted an average annual return of 2.60%, lagging the 3.89% average return of the Russell 1000 Value Index.

Consumer staples sector drives gains

All nine industry sectors of the Russell 1000 Growth Index posted positive results for the first half of 2011, and the benchmark was up 6.83% at mid-year. In the more volatile second half, only the defensive consumer staples sector gained ground; it often holds up better in times of slower growth. The sector returned 3.8% for the last six months of the year and an impressive 15.9% for the twelve months.

For the full year, other solid contributions came from the consumer discretionary and health care sectors; they gained 5.6% and 5.2%, respectively. Together these three sectors made up more than one-third of the index on December 31, 2011.

Conversely the benchmark’s return was constrained by losses in the materials & processing and producer durables sectors. Technology, the sector with the largest market capitalization at year-end, returned just 1.3%.

The fund lagged its benchmark chiefly because of unfavorable stock selections. These included overweight positions in technology firm Juniper Networks and biotechnology company Celgene. The fund’s exclusion of Exxon Mobil, IBM and Philip Morris International also adversely affected relative results.

These detractors were partly offset by positive contributions to relative performance from successful stock choices, such as overweights in Visa and medical device manufacturer Intuitive Surgical and an out-of-benchmark holding in Chinese online search engine Baidu. Avoiding Cisco Systems, which fell 9.6% during the year, enhanced returns as well.

TIAA-CREF Life Funds ¡ 2011 Annual Report 7

Growth Equity Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Growth Equity Fund	4/3/2000	1.85%	2.46%	1.85%
Russell 1000® Growth Index	—	2.64	2.50	2.60

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

8 2011 Annual Report ¡ TIAA-CREF Life Funds

Growth Equity Fund

Expense example

Six months ended December 31, 2011

Growth Equity Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$953.03	$2.56
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2011
Information technology	35.5
Consumer discretionary	16.4
Health care	13.4
Industrials	12.7
Energy	8.1
Consumer staples	4.2
Materials	3.9
Telecommunication services	2.4
Financials	2.1
Short-term investments	0.8
Other assets & liabilities, net	0.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011
Over $50 billion	34.2
$15 billion–$50 billion	35.6
$2 billion–$15 billion	29.7
Under $2 billion	0.5
Total	100.0

TIAA-CREF Life Funds ¡ 2011 Annual Report 9

Growth & Income Fund

Performance for the twelve months ended December 31, 2011

The Growth & Income Fund returned 2.96% for the year, compared with the 2.11% return of its benchmark, the S&P 500® Index.

For the year, the large-cap stocks that make up the S&P 500 Index outperformed the 1.03% return of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the Russell 3000’s market capitalization is comprised of small- and mid-cap stocks, which declined 4.18% and 1.55%, respectively, for the twelve months.

Despite its underperformance in 2011, the broad market has topped large caps over a longer time frame. For the ten years ended December 31, 2011, the Russell 3000 posted an average annual return of 3.51%, versus 2.92% for the S&P 500.

Three defensive sectors shine

After recording a 6.02% gain for the first half of the year, large-cap stocks participated in the turbulence that roiled the equity markets during the second half, when they lost 3.69%. For the year, however, seven sectors of the S&P 500 posted positive returns, with three scoring double-digit advances.

The sizable consumer staples and health care sectors advanced 14.0% and 12.7%, respectively. The small utilities sector recorded the best results, returning 19.9%. Together these three sectors made up more than one-quarter of the market capitalization of the index at period-end.

These strong gains were countered by weak performance from the index’s two largest sectors, information technology and financials, which returned 2.4% and –17.1%, respectively.

The fund outperformed its benchmark on the strength of numerous favorable stock selections. The largest positive contributor to relative performance was a nonbenchmark holding in drug maker Pharmasset. An underweight in Bank of America also helped substantially, as did overweight positions in aerospace components manufacturer Goodrich and beverage maker Hansen Natural.

These positive factors were partly offset by other holdings that detracted from relative performance. Chief among these were underweights in McDonald’s and IBM and an overweight in Citigroup. Out-of-benchmark investments in Diamond Foods and biotechnology company United Therapeutics also hurt results.

10 2011 Annual Report ¡ TIAA-CREF Life Funds

Growth & Income Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Growth & Income Fund	4/3/2000	2.96%	2.91%	4.27%
S&P 500 Index	—	2.11	–0.25	2.92

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2011 Annual Report 11

Growth & Income Fund

Expense example

Six months ended December 31, 2011

Growth & Income Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 953.89	$2.56
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2011
Information technology	20.4
Health care	13.7
Consumer staples	12.2
Consumer discretionary	11.5
Financials	11.4
Energy	11.2
Industrials	10.3
Materials	3.2
Telecommunication services	3.1
Utilities	2.4
Short-term investments	0.7
Other assets & liabilities, net	–0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011

Over $50 billion	42.4
$15 billion–$50 billion	24.1
$2 billion–$15 billion	32.5
Under $2 billion	1.0
Total	100.0

12 2011 Annual Report ¡ TIAA-CREF Life Funds

International Equity Fund

Performance for the twelve months ended December 31, 2011

The International Equity Fund returned –23.88% for the year, compared with the –12.14% return of its benchmark, the MSCI EAFE Index.

The intensifying European sovereign debt crisis and ongoing concerns about a worldwide economic slowdown hurt shares of foreign companies, including those within the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America. Although the currency markets experienced extreme volatility in 2011, the index performed nearly identically in U.S. dollars and local currencies. During the twelve months, the yen strengthened, relative to the dollar, while the euro and pound weakened. Foreign issues trailed the U.S. stock market, which returned 1.03%, as measured by the Russell 3000® Index.

Losses in the European and Pacific regions weigh on the index

Europe, which made up the largest portion of the index in terms of market capitalization at year-end, fell 11.1%, mainly due to declines of 16.9% and 18.1%, respectively, in French and German stocks. British issues held up better, returning –2.6%. Driven by a 14.3% decline in Japan, the Pacific region lost 13.7%.

For the period, the fund significantly lagged its benchmark because of numerous stock selections that failed to perform as anticipated. Chief among these were a nonbenchmark position in Swiss chemical company Clariant and overweights in Chinese exporter Li & Fung, British financial company Man Group and two German companies: chemical producer Lanxess and industrial conglomerate ThyssenKrupp.

These results were partly offset by positive contributors to relative performance, such as overweights in resorts operator Sands China and British plumbing supplier Wolseley.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

TIAA-CREF Life Funds ¡ 2011 Annual Report 13

International Equity Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
International Equity Fund	4/3/2000	–23.88%	–6.47%	4.28%
MSCI EAFE Index	—	–12.14	–4.72	4.70

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

14 2011 Annual Report ¡ TIAA-CREF Life Funds

International Equity Fund

Expense example

Six months ended December 31, 2011

International Equity Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 750.77	$2.65
5% annual hypothetical return	1,000.00	1,022.18	3.06

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition
Sector	% of net assets as of 12/31/2011
Industrials	26.0
Materials	18.6
Financials	16.0
Health care	11.8
Consumer staples	10.9
Consumer discretionary	10.2
Information technology	3.1
Energy	2.0
Short-term investments	6.0
Other assets & liabilities, net	–4.6
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2011
Over $50 billion	9.6
$15 billion–$50 billion	24.8
$2 billion–$15 billion	57.2
Under $2 billion	8.4
Total	100.0

Holdings by country
% of portfolio investments as of 12/31/2011
United Kingdom	27.9
Germany	19.6
Switzerland	17.8
Japan	13.8
Sweden	6.0
Hong Kong	4.0
India	2.9
Taiwan	0.9
5 other nations	1.4
Short-term investments	5.7
Total	100.0

TIAA-CREF Life Funds ¡ 2011 Annual Report 15

Large-Cap Value Fund

Performance for the twelve months ended December 31, 2011

The Large-Cap Value Fund returned –5.95% for the year, compared with the 0.39% return of its benchmark, the Russell 1000® Value Index.

For the third consecutive year, large-cap value stocks lagged their growth counterparts; the Russell 1000 Growth Index gained 2.64% for the period. Double-digit losses in financial services, the benchmark’s largest sector, depressed returns in the large-cap value category.

For the five years ended December 31, 2011, the Russell 1000 Value Index posted an average annual return of –2.64%, versus the 2.50% average return of the Russell 1000 Growth Index—a difference of more than five percentage points.

Sectors produce divergent results

Five of the nine industry sectors of the Russell 1000 Value Index recorded gains for the year. Three sectors that are considered defensive because they often perform well during periods of slow economic growth scored double-digit advances: health care (up 17.2%), consumer staples (up 13.6%) and utilities (up 13.3%). These three sectors made up one-third of the market capitalization of the index at year-end.

These results were largely offset by a 16.3% decline in financial stocks, which made up more than one-quarter of the index. The producer durables, materials & processing and technology sectors also recorded losses, further weighing on benchmark performance.

The fund underperformed its benchmark by more than six percentage points because of numerous stock choices that did not perform as expected. These included overweight positions in Citigroup, MetLife, AOL, coal and natural gas producer Walter Energy and energy supplier Weatherford International. An out-of-benchmark position in health care company Swedish Orphan Biovitrum also detracted from results.

These detractors were only partly counterbalanced by positive contributors to relative performance. Chief among these were overweight holdings in UnitedHealth Group, Watson Pharmaceuticals, Pfizer and three energy companies: Marathon Oil, El Paso and Constellation Energy Group. An underweight in Goldman Sachs, which fell 45.6%, helped relative returns as well.

16 2011 Annual Report ¡ TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Large-Cap Value Fund	10/28/2002	–5.95%	–2.63%	6.81%
Russell 1000 Value Index	—	0.39	–2.64	6.33

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2011 Annual Report 17

Large-Cap Value Fund

Expense example

Six months ended December 31, 2011

Large-Cap Value Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 903.27	$2.49
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition
Sector	% of net assets as of 12/31/2011
Financials	22.0
Information technology	13.3
Health care	12.5
Energy	11.5
Consumer discretionary	9.9
Industrials	9.5
Consumer staples	8.1
Utilities	5.9
Telecommunication services	4.1
Materials	3.1
Short-term investments	1.4
Other assets & liabilities, net	–1.3
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2011
Over $50 billion	41.6
$15 billion–$50 billion	24.6
$2 billion–$15 billion	28.7
Under $2 billion	5.1
Total	100.0

18 2011 Annual Report ¡ TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the twelve months ended December 31, 2011

The Small-Cap Equity Fund returned –4.23% for the year, compared with the –4.18% return of its benchmark, the Russell 2000® Index.

For the year, small-cap stocks posted a loss and lagged the 1.03% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

During the first half of 2011, small caps rose 6.21%, nearly matching the 6.35% climb of the Russell 3000. However, equity markets fell dramatically in the third quarter on fears of a slowing global economy and anxiety about the debt crisis in Europe. Small-cap stocks were particularly hard hit. They rebounded strongly in October, along with stocks of other capitalization sizes, as signs of an improving U.S. economy encouraged investors. Nonetheless, small-cap issues ended the second half of the year down 9.77%, versus a 5.01% decline for the broad market.

For the five years ended December 31, 2011, small caps eked out an average annual gain of 0.15%, versus a –0.01% average return for the Russell 3000.

Largest sectors suffer sizable losses

Six of the benchmark’s nine industry sectors suffered losses for the year. Among the biggest detractors from performance were its three largest sectors—financials, technology and consumer discretionary—which fell 3.0%, 8.5% and 7.3%, respectively. Together these sectors made up more than one-half of the benchmark’s market capitalization on December 31, 2011. Poor performance from materials & processing (down 9.0%) and producer durables (down 6.1%) also depressed returns.

The utilities, consumer staples and health care sectors achieved positive returns for the twelve months, partly mitigating losses elsewhere.

For the twelve months, the fund closely tracked its benchmark. The largest positive contributions to relative performance came from overweight holdings in network security appliance firm Fortinet, retailer Pier 1 Imports and three drug companies: Spectrum Pharmaceuticals, ViroPharma and Cubist Pharmaceuticals.

These positive effects were countered by unfavorable results from overweight positions in ION Geophysical, a seismic solutions company for the oil and gas industry; Entropic Communications, a semiconductor manufacturer; and Cooper Tire & Rubber. Avoiding drug maker Pharmasset and managed-care company HealthSpring lowered relative results as well.

TIAA-CREF Life Funds ¡ 2011 Annual Report 19

Small-Cap Equity Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Small-Cap Equity Fund	10/28/2002	–4.23%	–0.09%	9.43%
Russell 2000® Index	—	–4.18	0.15	9.31

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

20 2011 Annual Report ¡ TIAA-CREF Life Funds

Small-Cap Equity Fund

Expense example

Six months ended December 31, 2011

Small-Cap Equity Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 888.45	$2.62
5% annual hypothetical return	1,000.00	1,022.43	2.80

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2011
Financials	20.8
Information technology	17.8
Industrials	16.5
Health care	13.0
Consumer discretionary	11.2
Energy	7.3
Consumer staples	4.3
Materials	4.0
Utilities	3.7
Telecommunication services	1.2
Short-term investments	6.4
Other assets & liabilities, net	–6.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011
$2 billion–$15 billion	19.4
Under $2 billion	80.6
Total	100.0

TIAA-CREF Life Funds ¡ 2011 Annual Report 21

Stock Index Fund

Performance for the twelve months ended December 31, 2011

The Stock Index Fund returned 0.95% for the year, compared with the 1.03% return of its benchmark, the Russell 3000® Index.

For the period, the fund’s return slightly trailed that of its benchmark because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

After gaining 16.93% in 2010, U.S. stocks continued to generate solid gains during the first half of 2011, rising 6.35%, as measured by the Russell 3000 Index. However, stocks fell sharply in the third quarter because of concerns about a slowing global economy and the intensifying debt crisis in Europe. A strong rally in October lifted the Russell index 11.51%, enabling it to post a positive return for the year.

During the twelve months, large-cap stocks gained 1.50%, while mid-cap and small-cap issues fell 1.55% and 4.18%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 2.18% to –0.10%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Consumer staples and health care shine

For the period, five of the nine industry sectors of the Russell 3000 generated positive returns, with three scoring double-digit gains. Strong advances from consumer staples (up 14.2%) and health care (up 10.9%) drove the index’s return. Together these two sectors made up one-fifth of the benchmark’s market capitalization on December 31, 2011. Solid contributions from the utilities (up 12.5%) and consumer discretionary (up 4.2%) sectors also helped.

These gains slightly offset weakness in the benchmark’s largest sector—financial services—which fell 11.9%. U.S. banks and financial companies continued to struggle with the housing slump at home and Europe’s debt problems.

It was an excellent year for many mega-cap issues, and four of the five largest stocks in the Russell 3000 posted robust double-digit gains. IBM and Apple led the way, rising 27.4% and 25.6%, respectively. Chevron was next with a 20.3% return. Exxon Mobil, the benchmark’s largest issue in terms of market capitalization, advanced 18.7%. In contrast, Microsoft fell 4.5%.

22 2011 Annual Report ¡ TIAA-CREF Life Funds

Stock Index Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Fund	1/4/1999	0.95%	0.03%	3.52%
Russell 3000 Index	—	1.03	–0.01	3.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2011 Annual Report 23

Stock Index Fund

Expense example

Six months ended December 31, 2011

Stock Index Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 949.67	$0.44
5% annual hypothetical return	1,000.00	1,024.75	0.46

* “Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2011
Information technology	18.1
Financials	15.4
Health care	11.7
Consumer discretionary	11.5
Industrials	11.2
Energy	11.2
Consumer staples	9.8
Materials	4.0
Utilities	3.9
Telecommunication services	2.8
Short-term investments	1.8
Other assets & liabilities, net	–1.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011
Over $50 billion	40.5
$15 billion–$50 billion	24.4
$2 billion–$15 billion	27.5
Under $2 billion	7.6
Total	100.0

24 2011 Annual Report ¡ TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the twelve months ended December 31, 2011

The Social Choice Equity Fund returned –0.05% for the year, compared with the 1.03% return of its benchmark, the Russell 3000® Index. The fund screens investments according to social criteria, while the benchmark does not.

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the period, but the net effect was to lower the fund’s return relative to that of its benchmark.

The fund’s underperformance was due in part to its exclusion of Exxon Mobil (up 18.7%) and Apple (up 25.6%), the two largest stocks in the index in terms of market capitalization on December 31, 2011. Avoiding Pfizer, Chevron and Philip Morris International, which rose 28.8%, 20.3% and 39.8%, respectively, trimmed results as well.

Relative performance was aided, however, by avoiding four large-cap financial companies: Bank of America (down 58.1%), Citigroup (down 44.3%), Goldman Sachs (down 45.6%) and JPMorgan Chase (down 20.0%). The financial services sector declined sharply during the year because of concerns about the ongoing housing slump in the United States and the sovereign debt crisis in Europe. Excluding oil field service provider Schlumberger and copper and gold producer Freeport-McMoRan, which fell 17.2% and 36.8%, respectively, also helped relative returns.

The fund’s strategies help manage risk

To compensate for the fund’s exclusion of some stocks in the Russell 3000 Index, its managers use statistical techniques to help ensure that the risk characteristics of the portfolio nonetheless resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of the overall capitalization of the benchmark.

During the period, the fund lagged its benchmark in part because of several overweight holdings that reduced returns. Chief among these were United States Steel, Hewlett-Packard, Ford and Bank of New York Mellon. Underweight positions in Microsoft and Amgen also detracted from relative results.

Favorable stock selections helped to somewhat offset these detractors. These included overweight positions in Bristol-Myers Squibb, McDonald’s, biotechnology firm Biogen Idec and two energy companies: El Paso and Marathon Oil.

TIAA-CREF Life Funds ¡ 2011 Annual Report 25

Social Choice Equity Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	–0.05%	0.47%	3.84%
Russell 3000® Index	—	1.03	–0.01	3.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

26 2011 Annual Report ¡ TIAA-CREF Life Funds

Social Choice Equity Fund

Expense example

Six months ended December 31, 2011

Social Choice Equity Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 948.11	$1.08
5% annual hypothetical return	1,000.00	1,024.10	1.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2011
Financials	18.3
Information technology	16.4
Consumer discretionary	11.5
Industrials	11.4
Health care	11.2
Energy	9.8
Consumer staples	9.3
Materials	5.0
Utilities	4.6
Telecommunication services	2.1
Other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011
Over $50 billion	23.9
$15 billion–$50 billion	42.7
$2 billion–$15 billion	29.9
Under $2 billion	3.5
Total	100.0

TIAA-CREF Life Funds ¡ 2011 Annual Report 27

Real Estate Securities Fund

Performance for the twelve months ended December 31, 2011

The Real Estate Securities Fund returned 6.73% for the year, compared with the 8.28% return of its benchmark, the FTSE NAREIT All Equity REITs Index.

For the second consecutive year, real estate investment trusts (REITs) topped the broad U.S. stock market; the Russell 3000® Index returned just 1.03% for 2011. REITs also outpaced the robust 7.84% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Given the low yield on 10-year U.S. Treasury securities, REITs were an attractive choice for investors seeking income. The lack of new construction made existing commercial real estate more valuable.

Longer-term performance, however, reflected the sell-off in REITs that had occurred in 2007 and 2008. For the five years ended December 31, 2011, the fund’s benchmark had an average annual return of –1.42%, lagging the –0.01% average return of the Russell 3000 and the 6.50% average return of the Barclays Capital aggregate index.

A weak economy has mixed effects on REITs

Nine of the benchmark’s 13 property sectors posted positive returns for the year. With home foreclosures continuing, some of the best results came from the self-storage sector (up 35.2%), manufactured homes (up 20.4%) and apartments (up 15.1%). Relatively stable levels of consumer spending helped the regional mall sector gain 22.0%. A strong advance in the health care sector helped boost returns as well.

Unemployment remained high, and the industrial sector lost 5.2%. The benchmark’s largest decline came from the lodging and resorts sector, which dropped 14.3%. This represented a pullback from that sector’s strong showing last year, when it rose 42.8%. Losses in the office and shopping center sectors also weighed on results.

The fund trailed its benchmark because of several unsuccessful stock selections, including three nonbenchmark positions: Orient Express Hotels, Thomas Properties Group and KB Home.

These adverse effects were partly offset by positive contributions to relative performance from such overweight holdings as Simon Property Group, a leading mall operator; Essex Property Trust, which operates upscale apartments on the West Coast; and American Campus Communities, which owns and manages student housing.

28 2011 Annual Report ¡ TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Real Estate Securities Fund	10/28/2002	6.73%	–1.94%	10.80%
FTSE NAREIT All Equity REITs Index	—	8.28	–1.42	11.34

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2011 Annual Report 29

Real Estate Securities Fund

Expense example

Six months ended December 31, 2011

Real Estate Securities Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$ 970.88	$2.83
5% annual hypothetical return	1,000.00	1,022.33	2.91

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition
Sector	% of net assets as of 12/31/2011
Specialized REITs	25.8
Retail REITs	25.4
Residential REITs	17.3
Office REITs	12.8
Industrial REITs	4.2
Diversified REITs	3.4
Gold	2.8
Homebuilding	2.4
Real estate operating companies	1.7
Diversified capital markets	0.6
Mortgage REITs	0.2
Other assets & liabilities, net	3.4
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2011
$15 billion–$50 billion	30.8
$2 billion–$15 billion	58.6
Under $2 billion	10.6
Total	100.0

30 2011 Annual Report ¡ TIAA-CREF Life Funds

Bond Fund

Performance for the twelve months ended December 31, 2011

The Bond Fund returned 6.31% for the year, compared with the 7.84% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

The year began with signs that the U.S. economy was reviving and Europe was solving its sovereign debt problems. By May, however, cooling global growth, the deepening crisis in Europe and Japan’s earthquake rattled investors and increased stock market volatility.

Seeking to stimulate the economy, the Federal Reserve continued its large-scale purchases of government bonds, in an effort to keep long-term interest rates low. Lower rates on new issues raised the value of existing bonds. When stock prices sharply declined in most world markets during the third quarter, many investors turned to bonds, particularly U.S. Treasury securities. The domestic investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 2.72% for the first half of 2011 and 4.98% for the second half.

Treasury securities lead the way

U.S. Treasury securities, which made up more than one-third of the benchmark’s market capitalization on December 31, 2011, returned 9.8% for the year. Growing demand pushed their yields lower across the maturity curve. The yield on 10-year Treasuries fell from 3.30% at the beginning of the year to 1.89% at year-end. Two-year yields slid from 0.61% to 0.25%.

Corporate bonds, which made up about one-fifth of the index, earned 8.2%. U.S. mortgage-backed securities, comprising almost one-third of the index, returned 6.2%, while the small commercial mortgage-backed, asset-backed and U.S. agency sectors returned 6.0%, 5.1% and 4.9%, respectively.

The fund trailed its benchmark primarily because of substantial underweight positions in U.S. Treasury securities, which led the bond market for the twelve months. Unfavorable security selections in mortgage-backed and commercial mortgage-backed securities also weighed on the fund’s results.

One of the fund’s investment strategies has been to underweight Treasuries, relative to their market capitalization in the benchmark, while maintaining an overweight position in corporate bonds, because, over the long term, corporate bonds have generally offered higher yields than government securities. During the year, the fund’s holdings in investment-grade corporate bonds and asset-backed securities partly offset the drag on performance posed by the Treasury underweight.

TIAA-CREF Life Funds ¡ 2011 Annual Report 31

Bond Fund

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Bond Fund	7/8/2003	6.31%	5.29%	4.54%
Barclays Capital U.S. Aggregate Bond Index	—	7.84	6.50	5.22

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

32 2011 Annual Report ¡ TIAA-CREF Life Funds

Bond Fund

Expense example

Six months ended December 31, 2011

Bond Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$1,036.46	$1.80
5% annual hypothetical return	1,000.00	1,023.44	1.79

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 12/31/2011
Mortgage-backed securities†	26.5
Corporate bonds	21.6
U.S. Treasury securities	19.7
Foreign government & corporate bonds denominated in U.S. dollars	15.9
U.S. agency securities	6.6
Commercial mortgage-backed securities	4.3
Asset-backed securities	1.6
Municipal bonds	1.2
Short-term investments	2.5
Other assets & liabilities, net	0.1
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 12/31/2011
Less than 1 year	6.0
1-3 years	15.0
3-5 years	15.7
5-10 years	22.6
Over 10 years	40.7
Total	100.0

Holdings by credit quality‡

% of fixed-income investments as of 12/31/2011
Aaa/AAA	56.8
Aa/AA	9.0
A/A	14.8
Baa/BBB	14.1
Ba/BB	3.2
B/B	1.7
Below B/B	0.2
Non-rated	0.2
Total	100.0

‡

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds ¡ 2011 Annual Report 33

Money Market Fund

Performance for the twelve months ended December 31, 2011

The Money Market Fund returned 0.03% for the year, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During 2011 the world’s credit markets were increasingly stressed by Europe’s debt problems and slowing global growth. To help stimulate the U.S. economy, revitalize the housing market and encourage the flow of credit, the Federal Reserve signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. Seeking to lower long-term interest rates, the Fed also began purchasing U.S. Treasury securities with longer maturities, while selling its shorter-term holdings.

Treasury yields drop, while LIBOR climbs

In the uncertain market climate, many investors sought safety in U.S. Treasury securities. Increased demand and reduced issuance boosted Treasury prices, and yields fell. (Bond prices and yields move in opposite directions.) By year-end, yields on Treasuries with one-month maturities had dipped to near zero.

Conversely, Europe’s woes pushed up LIBOR yields, reflecting the higher cost of borrowing in that region. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The yield on LIBOR with three-month maturities rose from 0.30% to 0.58%. The twelve-month LIBOR climbed from 0.78% to 1.13%.

In the low interest rate environment, the fund slightly edged past the average iMoneyNet fund. In pursuit of relative value and to comply with SEC regulations, the fund held 50% of its portfolio in U.S. Treasury and government securities. To take advantage of their higher yields, the fund increased its positions in U.S. government floating-rate securities with two-year maturities. It also purchased the securities of top-tier corporations, such as Coca-Cola, General Electric and IBM. With conditions in Europe unstable, the fund discontinued its activities there. On December 27, 2011, the fund’s weighted average maturity was 50 days, versus 42 days for the average iMoneyNet fund.

During the period, part or all of the fund’s investment management fees were voluntarily waived to keep the fund’s yield from being negative.

34 2011 Annual Report ¡ TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended December 27, 2011*

	000000000000000	000000000000000
	Current yield	Effective yield
Money Market Fund†	0.00%	0.00%
iMoneyNet Money Fund Report Averages—All Taxable‡	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Money Market Fund†	7/8/2003	0.03%	1.76%	2.23%
iMoneyNet Money Fund Report Averages—All Taxable‡	—	0.02	1.38	1.78	§

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†

Beginning December 6, 2011, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without this waiver, the total returns and 7-day current and effective net annualized yields would have been lower. This voluntary fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
§	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds ¡ 2011 Annual Report 35

Money Market Fund

Expense example

Six months ended December 31, 2011

Money Market Fund	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$1,000.04	$0.76
5% annual hypothetical return	1,000.00	1,024.45	0.77

* “Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 12/31/2011
Commercial paper	44.2
U.S. government agency securities	24.5
U.S. Treasury bills/notes	14.6
Floating rate securities	11.0
Certificates of deposit	3.1
Bankers’ acceptances	1.8
Foreign government securities	0.7
Other assets & liabilities, net	0.1
Total	100.0

36 2011 Annual Report ¡ TIAA-CREF Life Funds

Summary portfolio of investments

Growth Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$237,138	0.6%

BANKS			147,005	0.4

CAPITAL GOODS
15,755		Boeing Co	1,155,629	2.9
6,526		Caterpillar, Inc	591,255	1.4
7,470		Danaher Corp	351,389	0.9
7,865		Honeywell International, Inc	427,463	1.0
5,089		Precision Castparts Corp	838,616	2.0
5,910		Roper Industries, Inc	513,402	1.3
6,586		Stanley Works	445,214	1.1
		Other	61,519	0.2

			4,384,487	10.8

COMMERCIAL & PROFESSIONAL SERVICES			121,165	0.3

CONSUMER DURABLES & APPAREL
8,173		Nike, Inc (Class B)	787,632	1.9
2,816		Ralph Lauren Corp	388,833	0.9
		Other	274,273	0.7

			1,450,738	3.5

CONSUMER SERVICES
16,561		Carnival Corp	540,551	1.3
14,338	*	Las Vegas Sands Corp	612,663	1.4
17,899		Starbucks Corp	823,534	2.0
		Other	760,560	1.9

			2,737,308	6.6

DIVERSIFIED FINANCIALS
3,224	*	IntercontinentalExchange, Inc	388,653	0.9
		Other	315,799	0.8

			704,452	1.7

ENERGY
5,319		Anadarko Petroleum Corp	405,999	1.0
4,786	*	Concho Resources, Inc	448,687	1.1
11,941		National Oilwell Varco, Inc	811,869	2.0
4,161		Occidental Petroleum Corp	389,886	1.0
10,466		Schlumberger Ltd	714,932	1.7
		Other	542,312	1.3

			3,313,685	8.1

FOOD & STAPLES RETAILING
4,714		Costco Wholesale Corp	392,770	1.0

			392,770	1.0

FOOD, BEVERAGE & TOBACCO			557,454	1.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	37

Summary portfolio of investments	continued

Growth Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
6,769	*	Cerner Corp	$414,601	1.0%
		Other	530,633	1.3

			945,234	2.3

HOUSEHOLD & PERSONAL PRODUCTS
6,833		Estee Lauder Cos (Class A)	767,483	1.9

			767,483	1.9

MATERIALS
21,334		Monsanto Co	1,494,874	3.7
		Other	90,532	0.2

			1,585,406	3.9

MEDIA
11,794		Walt Disney Co	442,275	1.1
		Other	113,442	0.3

			555,717	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
13,766	*	Agilent Technologies, Inc	480,846	1.2
6,337	*	Alexion Pharmaceuticals, Inc	453,095	1.1
9,576		Allergan, Inc	840,199	2.0
3,382	*	Biogen Idec, Inc	372,189	0.9
6,526	*	Celgene Corp	441,158	1.1
14,192		Teva Pharmaceutical Industries Ltd (ADR)	572,789	1.4
9,779	*	Watson Pharmaceuticals, Inc	590,065	1.4
		Other	777,152	1.9

			4,527,493	11.0

RETAILING
5,511	*	Amazon.com, Inc	953,954	2.3
6,477	*	Bed Bath & Beyond, Inc	375,472	0.9
9,907		Home Depot, Inc	416,490	1.0

			1,745,916	4.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			366,687	0.9

SOFTWARE & SERVICES
17,241	*	Adobe Systems, Inc	487,403	1.2
12,906	*	eBay, Inc	391,439	1.0
4,055	*	Google, Inc (Class A)	2,619,124	6.4
32,116		Intuit, Inc	1,688,981	4.0
1,126		Mastercard, Inc (Class A)	419,795	1.0
28,754		Microsoft Corp	746,455	1.8
15,894	*	Nuance Communications, Inc	399,893	1.0
14,376	*	Red Hat, Inc	593,585	1.4
11,765		Visa, Inc (Class A)	1,194,501	3.0
4,979	*	VMware, Inc (Class A)	414,203	1.0
		Other	1,188,684	3.0

			10,144,063	24.8

38	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth Equity Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
5,641	*	Apple, Inc		$2,284,605	5.5%
19,368	*	Juniper Networks, Inc		395,301	1.0
15,644		Qualcomm, Inc		855,727	2.1
		Other		495,494	1.2

				4,031,127	9.8

TELECOMMUNICATION SERVICES
9,328	*	American Tower Corp (Class A)		559,773	1.3
10,796		Verizon Communications, Inc		433,136	1.1

				992,909	2.4

TRANSPORTATION
3,979		Union Pacific Corp		421,535	1.0
		Other		291,287	0.7

				712,822	1.7

		TOTAL COMMON STOCKS	(Cost $37,280,119)	40,421,059	98.7

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
341,312	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		341,312	0.8

				341,312	0.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $341,312)	341,312	0.8

		TOTAL PORTFOLIO	(Cost $37,621,431)	40,762,371	99.5
		OTHER ASSETS & LIABILITIES, NET		187,924	0.5

		NET ASSETS		$40,950,295	100.0%

Abbreviation(s):

ADR    American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $325,494.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	39

Summary portfolio of investments

Growth & Income Fund  ▪  December 31, 2011

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$231,372	0.3%

BANKS
32,275	US Bancorp	873,039	1.1
56,244	Wells Fargo & Co	1,550,084	2.0
	Other	432,876	0.6

		2,855,999	3.7

CAPITAL GOODS
8,298	Boeing Co	608,658	0.8
6,308	Caterpillar, Inc	571,505	0.7
57,146	General Electric Co	1,023,485	1.3
17,050	Honeywell International, Inc	926,668	1.2
3,422	Precision Castparts Corp	563,911	0.7
	Other	2,352,442	3.1

		6,046,669	7.8

COMMERCIAL & PROFESSIONAL SERVICES		47,719	0.1

CONSUMER DURABLES & APPAREL		1,595,369	2.1

CONSUMER SERVICES
13,194	Starbucks Corp	607,056	0.8
	Other	1,118,379	1.5

		1,725,435	2.3

DIVERSIFIED FINANCIALS
24,309	Citigroup, Inc	639,569	0.9
23,865	Discover Financial Services	572,760	0.8
16,758	JPMorgan Chase & Co	557,204	0.7
	Other	1,211,181	1.6

		2,980,714	4.0

ENERGY
11,000	Anadarko Petroleum Corp	839,630	1.1
15,924	Chevron Corp	1,694,314	2.3
28,104	Exxon Mobil Corp	2,382,096	3.1
11,666	Occidental Petroleum Corp	1,093,104	1.4
	Other	2,539,599	3.3

		8,548,743	11.2

FOOD & STAPLES RETAILING
6,150	Costco Wholesale Corp	512,418	0.7
	Other	414,836	0.5

		927,254	1.2

FOOD, BEVERAGE & TOBACCO
22,368	Coca-Cola Co	1,565,088	2.1
10,228	Hershey Co	631,885	0.8
6,005	Lorillard, Inc	684,570	0.9

40	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
19,221		Philip Morris International, Inc	$1,508,464	2.0%
		Other	1,557,695	2.0

			5,947,702	7.8

HEALTH CARE EQUIPMENT & SERVICES
13,696		Cardinal Health, Inc	556,195	0.7
8,113		Humana, Inc	710,780	0.9
		Other	1,458,504	1.9

			2,725,479	3.5

HOUSEHOLD & PERSONAL PRODUCTS
5,753		Estee Lauder Cos (Class A)	646,177	0.9
16,354		Procter & Gamble Co	1,090,975	1.4
		Other	662,785	0.9

			2,399,937	3.2

INSURANCE
12,027		ACE Ltd	843,332	1.1
13,095		Prudential Financial, Inc	656,321	0.9
		Other	1,346,821	1.8

			2,846,474	3.8

MATERIALS
8,167		Monsanto Co	572,262	0.8
		Other	1,842,043	2.4

			2,414,305	3.2

MEDIA
15,596		Viacom, Inc (Class B)	708,214	0.9
		Other	981,927	1.3

			1,690,141	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,235		Allergan, Inc	547,059	0.7
10,981	*	Biovail Corp	512,703	0.7
26,657		Bristol-Myers Squibb Co	939,393	1.2
13,433	*	Gilead Sciences, Inc	549,812	0.7
88,397		Pfizer, Inc	1,912,911	2.5
11,302	*	Watson Pharmaceuticals, Inc	681,963	0.9
		Other	2,620,474	3.4

			7,764,315	10.1

RETAILING
21,243		Foot Locker, Inc	506,433	0.7
21,274		Home Depot, Inc	894,360	1.2
15,938		Macy’s, Inc	512,885	0.7
		Other	1,644,355	2.1

			3,558,033	4.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	41

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
30,286		Intel Corp		$734,436	0.9%
		Other		732,165	1.0

				1,466,601	1.9

SOFTWARE & SERVICES
1,924	*	Google, Inc (Class A)		1,242,711	1.6
3,694		International Business Machines Corp		679,253	0.9
31,502		Microsoft Corp		817,792	1.1
42,677	*	Symantec Corp		667,895	0.9
		Other		3,120,614	4.1

				6,528,265	8.6

TECHNOLOGY HARDWARE & EQUIPMENT
7,556	*	Apple, Inc		3,060,180	4.0
45,957		Cisco Systems, Inc		830,903	1.1
28,226		Hewlett-Packard Co		727,102	1.0
21,678		Qualcomm, Inc		1,185,786	1.5
		Other		1,754,746	2.3

				7,558,717	9.9

TELECOMMUNICATION SERVICES
10,489	*	American Tower Corp (Class A)		629,445	0.8
34,618		Verizon Communications, Inc		1,388,874	1.8
		Other		348,973	0.5

				2,367,292	3.1

TRANSPORTATION
7,826	*	Kansas City Southern Industries, Inc		532,247	0.7
4,927		Union Pacific Corp		521,966	0.7
		Other		696,726	0.9

				1,750,939	2.3

UTILITIES				1,813,341	2.4

		TOTAL COMMON STOCKS	(Cost $70,574,395)	75,790,815	99.4

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
503,823	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		503,823	0.7

				503,823	0.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $503,823)	503,823	0.7

		TOTAL PORTFOLIO	(Cost $71,078,218)	76,294,638	100.1
		OTHER ASSETS & LIABILITIES, NET		(54,303)	(0.1)

		NET ASSETS		$76,240,335	100.0%

42	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth & Income Fund  ▪  December 31, 2011

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $492,367.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	43

Summary portfolio of investments

International Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
77,182	e	Myer Holdings Ltd	$152,369	0.2%

			152,369	0.2

FRANCE
10,676		BNP Paribas	415,717	0.5
		Other	6,556	0.0

			422,273	0.5

GERMANY
95,945		Bayer AG.	6,127,375	7.5
68,032		Henkel KGaA (Preference)	3,921,921	4.8
75,006		Lanxess AG.	3,873,812	4.7
14,509		Merck KGaA	1,444,867	1.8
28,492		Rheinmetall AG.	1,261,773	1.6

			16,629,748	20.4

HONG KONG
1,566,000	e	Li & Fung Ltd	2,885,542	3.6
360,000		Trinity Ltd	258,502	0.3
51,000		Wharf Holdings Ltd	229,891	0.3

			3,373,935	4.2

INDIA
311,248		HDFC Bank Ltd	2,503,136	3.1

			2,503,136	3.1

IRELAND
38,841	*	Smurfit Kappa Group plc	234,231	0.3

			234,231	0.3

ITALY
7,099		Saipem S.p.A.	300,314	0.4

			300,314	0.4

JAPAN
4,900	e	Fast Retailing Co Ltd	891,333	1.1
216,000	e	Hitachi Ltd	1,123,625	1.4
17,900		JS Group Corp	343,070	0.4
38,000		JTEKT Corp	371,383	0.5
35,500	e	Kakaku.com, Inc	1,301,720	1.6
19,016		Mitsubishi Electric Corp	182,246	0.2
111,000	e	Mitsubishi Heavy Industries Ltd	471,439	0.6
98,053		Mitsubishi UFJ Financial Group, Inc	415,105	0.5
96,000	e	NTN Corp	385,075	0.5
3,900	e	Sanrio Co Ltd	200,035	0.2
18,600		Sega Sammy Holdings, Inc	401,822	0.5
53,400		Shin-Etsu Chemical Co Ltd	2,622,996	3.2
472,000		Teijin Ltd	1,448,108	1.8

44	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

International Equity Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

JAPAN—continued
54,300	e	Ushio, Inc		$780,439	1.0%
		Other		824,418	1.1

				11,762,814	14.6

NETHERLANDS				51,218	0.1

SWEDEN
58,989		Assa Abloy AB (Class B)		1,475,057	1.8
173,723		SKF AB (B Shares)		3,662,164	4.5

				5,137,221	6.3

SWITZERLAND
85,169		Adecco S.A.		3,549,526	4.4
3,812		Burckhardt Compression Holding AG.		949,023	1.1
319,081	*	Clariant AG.		3,132,727	3.8
1,328		Givaudan S.A.		1,261,903	1.6
6,825		Nestle S.A.		391,915	0.5
22,056		Swatch Group AG. Reg		1,462,618	1.8
29,643		Tecan Group AG.		2,001,439	2.5
192,116	*	UBS AG. (Switzerland)		2,279,010	2.8
		Other		128,840	0.2

				15,157,001	18.7

TAIWAN
273,000		Formosa Plastics Corp		727,727	0.9

				727,727	0.9

UNITED KINGDOM
972,527		Barclays plc		2,663,446	3.3
27,977		BG Group plc		597,691	0.7
301,983		Filtrona plc		1,784,209	2.2
267,902		ICAP plc		1,443,045	1.8
1,487,143		Man Group plc		2,902,216	3.5
30,245		Pearson plc		567,659	0.7
89,945		Reckitt Benckiser Group plc		4,436,090	5.4
155,507		Reed Elsevier plc		1,251,848	1.5
205,142		Smiths Group plc		2,911,329	3.6
27,904		Tullow Oil plc		606,303	0.7
135,835		Wolseley plc		4,492,773	5.5
		Other		33,716	0.0

				23,690,325	28.9

		TOTAL COMMON STOCKS	(Cost $93,191,773)	80,142,312	98.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	45

Summary portfolio of investments	concluded

International Equity Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,844,574	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$4,844,574	6.0%

				4,844,574	6.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,844,574)	4,844,574	6.0

		TOTAL PORTFOLIO	(Cost $98,036,347)	84,986,886	104.6
		OTHER ASSETS & LIABILITIES, NET		(3,712,304)	(4.6)

		NET ASSETS		$81,274,582	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,632,413.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector

International Equity Fund  ▪  December 31, 2011

Sector	Value	% of net assets
INDUSTRIALS	$21,167,419	26.0%
MATERIALS	15,156,915	18.6
FINANCIALS	13,049,479	16.0
HEALTH CARE	9,573,681	11.8
CONSUMER STAPLES	8,834,594	10.9
CONSUMER DISCRETIONARY	8,263,343	10.2
INFORMATION TECHNOLOGY	2,507,639	3.1
ENERGY	1,589,242	2.0
SHORT-TERM INVESTMENTS	4,844,574	6.0
OTHER ASSETS & LIABILITIES, NET	(3,712,304)	(4.6)

NET ASSETS	$81,274,582	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	47

Summary portfolio of investments

Large-Cap Value Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$676,693	1.1%

BANKS
49,655		First Horizon National Corp	397,240	0.7
28,139		US Bancorp	761,160	1.3
63,503		Wells Fargo & Co	1,750,142	2.9
		Other	847,424	1.4

			3,755,966	6.3

CAPITAL GOODS
8,478		Boeing Co	621,862	1.0
76,870		General Electric Co	1,376,742	2.3
8,424		Honeywell International, Inc	457,844	0.8
42,082		Masco Corp	441,019	0.7
6,589		SPX Corp	397,119	0.7
13,665		Tyco International Ltd	638,292	1.1
		Other	961,060	1.6

			4,893,938	8.2

COMMERCIAL & PROFESSIONAL SERVICES			213,607	0.4

CONSUMER DURABLES & APPAREL
76,638	*	Pulte Homes, Inc	483,586	0.8
		Other	464,584	0.8

			948,170	1.6

CONSUMER SERVICES
9,500	*	Las Vegas Sands Corp	405,935	0.7
		Other	730,044	1.2

			1,135,979	1.9

DIVERSIFIED FINANCIALS
107,101		Bank of America Corp	595,482	1.0
25,766		Blackstone Group LP	360,983	0.6
33,334		Citigroup, Inc	877,017	1.5
25,502		JPMorgan Chase & Co	847,942	1.4
		Other	1,449,697	2.3

			4,131,121	6.8

ENERGY
8,707		Anadarko Petroleum Corp	664,605	1.1
16,533		Chevron Corp	1,759,110	2.9
8,035		Ensco International plc (ADR)	377,002	0.6
16,373		Marathon Oil Corp	479,238	0.8
7,579		Occidental Petroleum Corp	710,151	1.2
28,073	*	Weatherford International Ltd	410,989	0.7
		Other	2,522,732	4.2

			6,923,827	11.5

48	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2011

Shares	Company	Value	% of net assets

FOOD & STAPLES RETAILING
21,214	CVS Corp	$865,107	1.4%

		865,107	1.4

FOOD, BEVERAGE & TOBACCO
13,932	Altria Group, Inc	413,084	0.7
16,417	Kraft Foods, Inc (Class A)	613,339	1.0
	Other	1,580,169	2.6

		2,606,592	4.3

HEALTH CARE EQUIPMENT & SERVICES
15,647	UnitedHealth Group, Inc	792,990	1.3
	Other	1,013,235	1.7

		1,806,225	3.0

HOUSEHOLD & PERSONAL PRODUCTS
21,282	Procter & Gamble Co	1,419,722	2.3

		1,419,722	2.3

INSURANCE
7,643	ACE Ltd	535,928	0.9
13,506	Marsh & McLennan Cos, Inc	427,060	0.7
16,130	Metlife, Inc	502,933	0.8
9,694	Prudential Financial, Inc	485,863	0.8
8,112	Travelers Cos, Inc	479,987	0.8
	Other	1,231,727	2.0

		3,663,498	6.0

MATERIALS		1,890,913	3.1

MEDIA
16,367	DISH Network Corp (Class A)	466,132	0.8
14,367	Walt Disney Co	538,763	0.9
	Other	274,997	0.4

		1,279,892	2.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
13,783	Johnson & Johnson	903,889	1.5
28,321	Merck & Co, Inc	1,067,702	1.8
99,005	Pfizer, Inc	2,142,467	3.5
15,930	Teva Pharmaceutical Industries Ltd (ADR)	642,935	1.1
	Other	1,004,863	1.7

		5,761,856	9.6

REAL ESTATE
24,802	Weyerhaeuser Co	463,054	0.8
	Other	1,276,403	2.1

		1,739,457	2.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	49

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

RETAILING
12,537		JC Penney Co, Inc		$440,676	0.7%
33,936		Lowe’s Companies, Inc		861,295	1.4
		Other		631,100	1.1

				1,933,071	3.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
29,957		Intel Corp		726,458	1.2
11,408	*	Lam Research Corp		422,324	0.7
		Other		1,089,385	1.8

				2,238,167	3.7

SOFTWARE & SERVICES
28,465	*	eBay, Inc		863,343	1.4
6,473		Visa, Inc (Class A)		657,203	1.1
		Other		1,171,179	1.9

				2,691,725	4.4

TECHNOLOGY HARDWARE & EQUIPMENT
52,934		Cisco Systems, Inc		957,046	1.6
42,708		Hewlett-Packard Co		1,100,158	1.8
		Other		1,043,798	1.7

				3,101,002	5.1

TELECOMMUNICATION SERVICES
44,909		AT&T, Inc		1,358,049	2.3
23,062		Verizon Communications, Inc		925,247	1.5
		Other		208,543	0.3

				2,491,839	4.1

TRANSPORTATION				626,295	1.0

UTILITIES
23,709		Exelon Corp		1,028,259	1.7
		Other		2,518,658	4.2

				3,546,917	5.9

		TOTAL COMMON STOCKS	(Cost $62,467,967)	60,341,579	99.9

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
862,833	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		862,833	1.4

				862,833	1.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $862,833)	862,833	1.4

		TOTAL PORTFOLIO	(Cost $63,330,800)	61,204,412	101.3
		OTHER ASSETS & LIABILITIES, NET		(763,896)	(1.3)

		NET ASSETS		$60,440,516	100.0%

50	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Fund  ▪  December 31, 2011

Abbreviation(s):

ADR     American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $836,035.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	51

Summary portfolio of investments

Small-Cap Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
23,769	*	Dana Holding Corp	$288,793	0.5%
		Other	265,509	0.5

			554,302	1.0

BANKS
6,754	*	SVB Financial Group	322,099	0.6
		Other	3,192,884	5.9

			3,514,983	6.5

CAPITAL GOODS
12,390		Actuant Corp (Class A)	281,130	0.5
8,256		Curtiss-Wright Corp	291,684	0.5
9,880		EMCOR Group, Inc	264,883	0.5
4,873	e	Heico Corp	284,973	0.5
4,370		Triumph Group, Inc	255,427	0.5
8,000	*	United Rentals, Inc	236,400	0.4
		Other	3,511,357	6.3

			5,125,854	9.2

COMMERCIAL & PROFESSIONAL SERVICES
7,581	*	Acacia Research (Acacia Technologies)	276,782	0.5
10,577		Brink’s Co	284,311	0.5
3,800	*	Clean Harbors, Inc	242,174	0.4
		Other	1,309,587	2.4

			2,112,854	3.8

CONSUMER DURABLES & APPAREL
7,240	*	True Religion Apparel, Inc	250,359	0.4
		Other	1,315,210	2.4

			1,565,569	2.8

CONSUMER SERVICES			1,647,007	3.0

DIVERSIFIED FINANCIALS
3,800	e	iShares Russell 2000 Index Fund	280,021	0.5
		Other	1,371,378	2.4

			1,651,399	2.9

ENERGY
7,446	*	Energy XXI Bermuda Ltd	237,378	0.4
27,960	*	Newpark Resources, Inc	265,620	0.5
5,966		Targa Resources Investments, Inc	242,757	0.4
6,260		World Fuel Services Corp	262,796	0.5
		Other	3,011,443	5.5

			4,019,994	7.3

52	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING
7,271		Ruddick Corp	$310,035	0.6%
		Other	687,791	1.2

			997,826	1.8

FOOD, BEVERAGE & TOBACCO			842,652	1.5

HEALTH CARE EQUIPMENT & SERVICES
11,307	*	Molina Healthcare, Inc	252,485	0.5
5,440	*	WellCare Health Plans, Inc	285,600	0.5
		Other	2,581,838	4.7

			3,119,923	5.7

HOUSEHOLD & PERSONAL PRODUCTS			552,274	1.0

INSURANCE
46,769	*	Conseco, Inc	295,112	0.5
4,580		ProAssurance Corp	365,576	0.7
		Other	1,103,136	2.0

			1,763,824	3.2

MATERIALS
9,709		Buckeye Technologies, Inc	324,669	0.6
9,700	*	Coeur d’Alene Mines Corp	234,158	0.4
21,958		PolyOne Corp	253,615	0.5
		Other	1,430,205	2.5

			2,242,647	4.0

MEDIA			473,792	0.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
8,572	*	Cubist Pharmaceuticals, Inc	339,622	0.6
13,014	*	Medicines Co	242,581	0.4
6,867		Medicis Pharmaceutical Corp (Class A)	228,328	0.4
7,366	*	Questcor Pharmaceuticals, Inc	306,278	0.6
17,811	*	Spectrum Pharmaceuticals, Inc	260,575	0.5
13,922	*	Viropharma, Inc	381,323	0.7
		Other	2,322,279	4.2

			4,080,986	7.4

REAL ESTATE
11,680		DuPont Fabros Technology, Inc	282,890	0.5
4,261		Equity Lifestyle Properties, Inc	284,166	0.5
14,900		Extra Space Storage, Inc	361,027	0.7
13,584		National Retail Properties, Inc	358,346	0.6
12,918		Tanger Factory Outlet Centers, Inc	378,757	0.7
		Other	2,947,328	5.3

			4,612,514	8.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	53

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

RETAILING
23,513	*	Pier 1 Imports, Inc		$327,535	0.6%
		Other		1,627,233	2.9

				1,954,768	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
26,397	*	Kulicke & Soffa Industries, Inc		244,173	0.5
		Other		1,787,556	3.2

				2,031,729	3.7

SOFTWARE & SERVICES
8,566	*	Cardtronics, Inc		231,796	0.4
7,834	*	Commvault Systems, Inc		334,667	0.6
7,548		MAXIMUS, Inc		312,109	0.6
8,713	*	SolarWinds, Inc		243,527	0.4
		Other		3,509,175	6.3

				4,631,274	8.3

TECHNOLOGY HARDWARE & EQUIPMENT
11,350	*	Blue Coat Systems, Inc		288,857	0.5
8,448		Cognex Corp		302,354	0.5
		Other		2,595,497	4.7

				3,186,708	5.7

TELECOMMUNICATION SERVICES				683,498	1.2

TRANSPORTATION
5,087	*	Alaska Air Group, Inc		381,983	0.7
		Other		1,528,065	2.8

				1,910,048	3.5

UTILITIES
10,981		Avista Corp		282,761	0.5
12,303		Empire District Electric Co		259,470	0.5
13,281		Portland General Electric Co		335,877	0.6
7,620		Southwest Gas Corp		323,773	0.6
		Other		818,957	1.5

				2,020,838	3.7

		TOTAL COMMON STOCKS	(Cost $54,198,215)	55,297,263	99.8

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,514,637	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		3,514,637	6.4

				3,514,637	6.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,514,637)	3,514,637	6.4

		TOTAL PORTFOLIO	(Cost $57,712,852)	58,811,900	106.2
		OTHER ASSETS & LIABILITIES, NET		(3,421,119)	(6.2)

		NET ASSETS		$55,390,781	100.0%

54	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small-Cap Equity Fund  ▪  December 31, 2011

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,400,556.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	55

Summary portfolio of investments

Stock Index Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$1,619,112	0.9%

BANKS
24,448		US Bancorp	661,317	0.4
62,502		Wells Fargo & Co	1,722,554	1.0
		Other	3,133,074	1.6

			5,516,945	3.0

CAPITAL GOODS
9,029		3M Co	737,940	0.4
9,370		Boeing Co	687,289	0.4
8,192		Caterpillar, Inc	742,194	0.4
134,760		General Electric Co	2,413,552	1.3
11,630		United Technologies Corp	850,036	0.5
		Other	9,475,727	5.2

			14,906,738	8.2

COMMERCIAL & PROFESSIONAL SERVICES			1,749,103	1.0

CONSUMER DURABLES & APPAREL			2,327,417	1.3

CONSUMER SERVICES
13,184		McDonald’s Corp	1,322,751	0.7
		Other	2,986,707	1.6

			4,309,458	2.3

DIVERSIFIED FINANCIALS
128,756		Bank of America Corp	715,883	0.4
36,926		Citigroup, Inc	971,523	0.5
20,569	e	iShares Russell 3000 Index Fund	1,525,807	0.9
50,492		JPMorgan Chase & Co	1,678,860	0.9
		Other	5,239,416	2.9

			10,131,489	5.6

ENERGY
25,543		Chevron Corp	2,717,774	1.5
16,871		ConocoPhillips	1,229,389	0.7
62,594	d	Exxon Mobil Corp	5,305,466	2.9
10,329		Occidental Petroleum Corp	967,826	0.5
17,242		Schlumberger Ltd	1,177,800	0.7
		Other	8,753,083	4.9

			20,151,338	11.2

FOOD & STAPLES RETAILING
17,217		CVS Corp	702,109	0.4
22,548		Wal-Mart Stores, Inc	1,347,468	0.8
		Other	1,651,392	0.9

			3,700,969	2.1

56	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
26,600		Altria Group, Inc	$788,690	0.4%
25,104		Coca-Cola Co	1,756,527	1.0
20,996		Kraft Foods, Inc (Class A)	784,412	0.5
20,085		PepsiCo, Inc	1,332,640	0.7
22,598		Philip Morris International, Inc	1,773,490	1.0
		Other	3,599,537	2.0

			10,035,296	5.6

HEALTH CARE EQUIPMENT & SERVICES
13,767		UnitedHealth Group, Inc	697,711	0.4
		Other	6,995,613	3.9

			7,693,324	4.3

HOUSEHOLD & PERSONAL PRODUCTS
35,468		Procter & Gamble Co	2,366,070	1.3
		Other	1,626,206	0.9

			3,992,276	2.2

INSURANCE
22,243	*	Berkshire Hathaway, Inc (Class B)	1,697,140	1.0
		Other	4,891,209	2.7

			6,588,349	3.7

MATERIALS			7,150,669	4.0

MEDIA
35,044		Comcast Corp (Class A)	830,894	0.5
24,018		Walt Disney Co	900,676	0.5
		Other	3,856,353	2.1

			5,587,923	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,750		Abbott Laboratories	1,110,543	0.6
11,169		Amgen, Inc	717,160	0.4
21,677		Bristol-Myers Squibb Co	763,897	0.4
34,831		Johnson & Johnson	2,284,216	1.3
39,220		Merck & Co, Inc	1,478,594	0.8
100,397		Pfizer, Inc	2,172,591	1.2
		Other	4,860,538	2.7

			13,387,539	7.4

REAL ESTATE			5,584,395	3.1

RETAILING
4,618	*	Amazon.com, Inc	799,375	0.4
20,306		Home Depot, Inc	853,663	0.5
		Other	5,268,353	2.9

			6,921,391	3.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	57

Summary portfolio of investments	continued

Stock Index Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
67,371		Intel Corp		$1,633,748	0.9%
		Other		2,974,061	1.6

				4,607,809	2.5

SOFTWARE & SERVICES
3,198	*	Google, Inc (Class A)		2,065,587	1.1
15,390		International Business Machines Corp		2,829,913	1.6
94,294		Microsoft Corp		2,447,873	1.4
48,805		Oracle Corp		1,251,848	0.7
6,645		Visa, Inc (Class A)		674,667	0.4
		Other		6,970,852	3.9

				16,240,740	9.1

TECHNOLOGY HARDWARE & EQUIPMENT
11,751	*	Apple, Inc		4,759,154	2.6
69,889		Cisco Systems, Inc		1,263,593	0.7
21,214		Qualcomm, Inc		1,160,406	0.7
		Other		4,588,936	2.5

				11,772,089	6.5

TELECOMMUNICATION SERVICES
75,249		AT&T, Inc		2,275,531	1.3
35,948		Verizon Communications, Inc		1,442,234	0.8
		Other		1,360,537	0.7

				5,078,302	2.8

TRANSPORTATION
9,336		United Parcel Service, Inc (Class B)		683,302	0.4
		Other		2,823,158	1.6

				3,506,460	2.0

UTILITIES				6,985,445	3.9

		TOTAL COMMON STOCKS	(Cost $166,852,974)	179,544,576	99.6

PREFERRED STOCKS
RETAILING				90	0.0

		TOTAL PREFERRED STOCKS	(Cost $175)	90	0.0

RIGHTS/WARRANTS
ENERGY				0	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	0	0.0

58	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,248,724	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$3,248,724	1.8%

				3,248,724	1.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,248,724)	3,248,724	1.8

		TOTAL PORTFOLIO	(Cost $170,101,873)	182,793,390	101.4
		OTHER ASSETS & LIABILITIES, NET		(2,537,350)	(1.4)

		NET ASSETS		$180,256,040	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,137,930.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	59

Summary portfolio of investments

Social Choice Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
25,939	*	Ford Motor Co	$279,104	0.8%
		Other	325,641	0.9

			604,745	1.7

BANKS
4,549		PNC Financial Services Group, Inc	262,340	0.7
11,632		US Bancorp	314,645	0.8
		Other	640,783	1.7

			1,217,768	3.2

CAPITAL GOODS
3,963		3M Co	323,896	0.9
3,484		Caterpillar, Inc	315,650	0.8
4,977		Danaher Corp	234,118	0.6
3,227		Deere & Co	249,608	0.7
5,581		Emerson Electric Co	260,019	0.7
		Other	1,797,426	4.8

			3,180,717	8.5

COMMERCIAL & PROFESSIONAL SERVICES			222,344	0.6

CONSUMER DURABLES & APPAREL
2,746		Nike, Inc (Class B)	264,631	0.7
		Other	202,736	0.5

			467,367	1.2

CONSUMER SERVICES
4,527		McDonald’s Corp	454,193	1.2
5,787		Starbucks Corp	266,260	0.7
		Other	226,052	0.6

			946,505	2.5

DIVERSIFIED FINANCIALS
6,310		American Express Co	297,643	0.8
12,157		Bank of New York Mellon Corp	242,046	0.7
		Other	1,653,802	4.4

			2,193,491	5.9

ENERGY
2,742		Apache Corp	248,369	0.7
2,420		EOG Resources, Inc	238,394	0.6
3,492		National Oilwell Varco, Inc	237,420	0.6
7,893		Spectra Energy Corp	242,709	0.7
		Other	2,676,098	7.2

			3,642,990	9.8

FOOD & STAPLES RETAILING			382,174	1.0

60	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Social Choice Equity Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
5,859		General Mills, Inc	$236,762	0.6%
8,928		Kraft Foods, Inc (Class A)	333,550	0.9
6,722		PepsiCo, Inc	446,005	1.2
		Other	678,537	1.8

			1,694,854	4.5

HEALTH CARE EQUIPMENT & SERVICES
4,757		Baxter International, Inc	235,376	0.6
7,433		Medtronic, Inc	284,311	0.8
		Other	973,212	2.6

			1,492,899	4.0

HOUSEHOLD & PERSONAL PRODUCTS
3,086		Colgate-Palmolive Co	285,116	0.8
3,338		Kimberly-Clark Corp	245,543	0.7
10,051		Procter & Gamble Co	670,502	1.8
		Other	180,568	0.5

			1,381,729	3.8

INSURANCE
6,790	*	Berkshire Hathaway, Inc (Class B)	518,076	1.4
4,075		Travelers Cos, Inc	241,117	0.6
		Other	1,532,932	4.1

			2,292,125	6.1

MATERIALS
2,461		Praxair, Inc	263,080	0.7
		Other	1,601,337	4.3

			1,864,417	5.0

MEDIA			612,009	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,154		Abbott Laboratories	402,269	1.1
2,265	*	Biogen Idec, Inc	249,263	0.7
9,622		Bristol-Myers Squibb Co	339,079	0.9
6,170	*	Gilead Sciences, Inc	252,537	0.7
9,846		Johnson & Johnson	645,701	1.7
12,858		Merck & Co, Inc	484,747	1.3
		Other	317,037	0.9

			2,690,633	7.3

REAL ESTATE
2,168		Simon Property Group, Inc	279,541	0.7
		Other	844,926	2.3

			1,124,467	3.0

RETAILING
10,052		Lowe’s Companies, Inc	255,119	0.7
5,065		Target Corp	259,429	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	61

Summary portfolio of investments	concluded

Social Choice Equity Fund  ▪  December 31, 2011

Shares		Company		Value	% of net assets

RETAILING—continued
3,669		TJX Companies, Inc		$236,833	0.6%
		Other		916,609	2.5

				1,667,990	4.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
20,980		Intel Corp		508,764	1.4
8,680		Texas Instruments, Inc		252,675	0.7
		Other		374,718	1.0

				1,136,157	3.1

SOFTWARE & SERVICES
4,667		Accenture plc		248,424	0.7
956	*	Google, Inc (Class A)		617,480	1.7
4,124		International Business Machines Corp		758,322	2.0
15,605		Oracle Corp		400,268	1.1
		Other		1,189,426	3.2

				3,213,920	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
24,467		Cisco Systems, Inc		442,364	1.2
12,625	*	EMC Corp		271,943	0.7
11,511		Hewlett-Packard Co		296,522	0.8
		Other		741,338	2.0

				1,752,167	4.7

TELECOMMUNICATION SERVICES				798,891	2.1

TRANSPORTATION
3,232		Norfolk Southern Corp		235,483	0.6
4,295		United Parcel Service, Inc (Class B)		314,351	0.8
		Other		275,269	0.7

				825,103	2.1

UTILITIES
4,065		NextEra Energy, Inc		247,477	0.6
		Other		1,476,230	4.0

				1,723,707	4.6

		TOTAL COMMON STOCKS	(Cost $34,773,631)	37,129,169	99.6

		TOTAL PORTFOLIO	(Cost $34,773,631)	37,129,169	99.6
		OTHER ASSETS & LIABILITIES, NET		166,077	0.4

		NET ASSETS		$37,295,246	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Real Estate Securities Fund  ▪  December 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED CAPITAL MARKETS
45,000	*	HFF, Inc (Class A)	$464,850	0.6%

			464,850	0.6

DIVERSIFIED REITS
36,000		Vornado Realty Trust	2,766,960	3.4

			2,766,960	3.4

GOLD
14,000		Agnico-Eagle Mines Ltd	508,480	0.6
18,000		Market Vectors Junior Gold Miners ETF	444,600	0.6
12,000		Newmont Mining Corp	720,120	0.9
		Other	530,100	0.7

			2,203,300	2.8

HOMEBUILDING
160,000		KB Home	1,075,200	1.4
80,000	*	Pulte Homes, Inc	504,800	0.6
		Other	300,496	0.4

			1,880,496	2.4

INDUSTRIAL REITS
80,000		AMB Property Corp	2,287,200	2.8
17,500		EastGroup Properties, Inc	760,900	1.0
		Other	319,327	0.4

			3,367,427	4.2

MORTGAGE REITS			185,100	0.2

OFFICE REITS
13,000		Alexandria Real Estate Equities, Inc	896,610	1.1
46,000		BioMed Realty Trust, Inc	831,680	1.0
42,000		Boston Properties, Inc	4,183,200	5.3
20,000		Digital Realty Trust, Inc	1,333,400	1.7
18,000		Mack-Cali Realty Corp	480,420	0.6
35,000		Mission West Properties, Inc	315,700	0.4
32,500		SL Green Realty Corp	2,165,800	2.7

			10,206,810	12.8

REAL ESTATE OPERATING COMPANIES
407,000		Thomas Properties Group, Inc	1,355,310	1.7

			1,355,310	1.7

RESIDENTIAL REITS
34,000		American Campus Communities, Inc	1,426,640	1.8
50,000		Apartment Investment & Management Co (Class A)	1,145,500	1.4
20,000		Associated Estates Realty Corp	319,000	0.4
22,000		AvalonBay Communities, Inc	2,873,200	3.6
15,000		BRE Properties, Inc (Class A)	757,200	1.0
15,000		Camden Property Trust	933,600	1.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	63

Summary portfolio of investments	continued

Real Estate Securities Fund  ▪  December 31, 2011

Shares	Company		Value	% of net assets

RESIDENTIAL REITS—continued
55,000	Equity Residential		$3,136,650	3.9%
8,000	Essex Property Trust, Inc		1,124,080	1.4
20,000	Post Properties, Inc		874,400	1.1
25,000	UDR, Inc		627,500	0.8
	Other		512,820	0.7

			13,730,590	17.3

RETAIL REITS
165,000	DDR Corp		2,008,050	2.5
10,000	Federal Realty Investment Trust		907,500	1.1
135,000	General Growth Properties, Inc		2,027,700	2.5
40,000	Glimcher Realty Trust		368,000	0.5
58,000	Kimco Realty Corp		941,920	1.2
38,000	Macerich Co		1,922,800	2.4
28,000	Regency Centers Corp		1,053,360	1.3
72,000	Simon Property Group, Inc		9,283,680	11.7
25,000	Tanger Factory Outlet Centers, Inc		733,000	0.9
6,000	Taubman Centers, Inc		372,600	0.5
60,000	Westfield Group		478,703	0.6
	Other		139,840	0.2

			20,237,153	25.4

SPECIALIZED REITS
18,000	Entertainment Properties Trust		786,780	1.0
20,000	Extra Space Storage, Inc		484,600	0.6
80,000	HCP, Inc		3,314,400	4.2
37,000	Health Care REIT, Inc		2,017,610	2.5
25,000	Healthcare Realty Trust, Inc		464,750	0.6
110,000	Hersha Hospitality Trust		536,800	0.7
140,000	Host Marriott Corp		2,067,800	2.6
12,000	Plum Creek Timber Co, Inc		438,720	0.6
22,000	Potlatch Corp		684,420	0.9
22,000	Public Storage, Inc		2,958,120	3.6
63,000	Ventas, Inc		3,473,190	4.4
110,000	Weyerhaeuser Co		2,053,700	2.6
	Other		1,177,090	1.5

			20,457,980	25.8

	TOTAL COMMON STOCKS	(Cost $71,329,532)	76,855,976	96.6

	TOTAL PORTFOLIO	(Cost $71,329,532)	76,855,976	96.6
	OTHER ASSETS & LIABILITIES, NET		2,678,625	3.4

	NET ASSETS		$79,534,601	100.0%

Abbreviation(s):

ETF     Exchange Traded Fund

REIT    Real Estate Investment Trust

*	Non-income producing.

64	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Real Estate Securities Fund  ▪  December 31, 2011

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	65

Summary portfolio of investments

Bond Fund   ▪  December 31, 2011

Principal	Issuer	Value	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$173,040	0.1%

BANKS
$ 750,000	g	Bank of Nova Scotia	1.650%, 10/29/15	749,088	0.5
900,000	g	Bank of Nova Scotia	2.150%, 08/03/16	906,346	0.6
900,000	g	Depfa ACS Bank	5.125%, 03/16/37	643,381	0.4
Other	5,851,524	3.7

8,150,339	5.2

CAPITAL GOODS	2,039,955	1.3

COMMERCIAL & PROFESSIONAL SERVICES	689,135	0.4

CONSUMER DURABLES & APPAREL	342,461	0.2

CONSUMER SERVICES	310,178	0.2

DIVERSIFIED FINANCIALS	7,450,437	4.7

ENERGY	5,009,273	3.2

FOOD & STAPLES RETAILING	165,752	0.1

FOOD, BEVERAGE & TOBACCO	1,941,054	1.2

HEALTH CARE EQUIPMENT & SERVICES	1,163,447	0.7

HOUSEHOLD & PERSONAL PRODUCTS	331,256	0.2

INSURANCE	1,984,442	1.3

MATERIALS	2,378,993	1.5

MEDIA	2,072,135	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,507,642	1.0

REAL ESTATE	1,035,895	0.7

RETAILING	1,187,238	0.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	51,182	0.0

SOFTWARE & SERVICES	652,496	0.4

TECHNOLOGY HARDWARE & EQUIPMENT	814,560	0.5

TELECOMMUNICATION SERVICES	2,970,918	1.9

TRANSPORTATION	1,375,448	0.9

UTILITIES	4,874,285	3.1

TOTAL CORPORATE BONDS	(Cost $46,801,981)	48,671,561	30.9

GOVERNMENT BONDS
AGENCY SECURITIES
1,000,000	Citigroup, Inc	2.125%, 04/30/12	1,006,667	0.6

66	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Bond Fund   ▪  December 31, 2011

Principal		Issuer		Value	% of net assets

AGENCY SECURITIES—continued
$ 700,000		GMAC, Inc	2.200%, 12/19/12	$713,349	0.5%
1,000,000		Federal Home Loan Bank (FHLB)	1.875%, 06/21/13	1,022,354	0.6
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750%, 03/28/13	1,005,572	0.6
1,500,000		FHLMC	5.125%, 10/18/16	1,773,589	1.2
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,065,956	0.7
		Other		3,863,949	2.4

				10,451,436	6.6

FOREIGN GOVERNMENT BONDS
500,000		Province of Ontario Canada	4.400%, 04/14/20	569,699	0.3
750,000		Province of Quebec Canada	2.750%, 08/25/21	749,164	0.5
		Other		9,233,416	5.8

				10,552,279	6.6

MORTGAGE BACKED
622,943		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 07/01/40	665,729	0.4
2,563,578		FGLMC	4.000%–6.500%, 02/01/19–01/01/40	2,793,100	1.8
1,473,098		Federal National Mortgage Association (FNMA)	4.563%, 01/01/15	1,570,841	1.0
576,517		FNMA	5.500%, 07/01/33	642,116	0.4
545,357		FNMA	5.500%, 11/01/33	596,845	0.4
527,562		FNMA	5.000%, 03/01/34	570,527	0.4
1,135,166		FNMA	5.000%, 09/01/34	1,227,615	0.8
640,400		FNMA	5.500%, 02/01/38	697,858	0.4
657,356		FNMA	6.000%, 07/01/38	724,553	0.4
665,453		FNMA	6.000%, 10/01/38	733,477	0.5
549,439		FNMA	4.500%, 02/01/39	585,141	0.4
1,315,344		FNMA	4.500%, 04/01/39	1,400,815	0.9
645,754		FNMA	4.000%, 07/01/39	678,966	0.4
580,778		FNMA	6.000%, 09/01/39	639,784	0.4
948,068		FNMA	4.000%, 02/01/41	996,829	0.6
548,843		FNMA	4.500%, 04/01/41	584,507	0.4
578,988		FNMA	4.000%, 08/01/41	608,947	0.4
17,089,271	h,i	FNMA	2.385%–7.500%, 06/01/13–11/01/41	18,336,475	11.6
633,132		Government National Mortgage Association (GNMA)	4.500%, 03/15/40	690,648	0.4
956,485		GNMA	4.500%, 04/20/40	1,045,976	0.7
486,720		GNMA	5.000%, 05/20/40	538,768	0.3
544,880		GNMA	4.000%, 07/15/40	585,389	0.4
3,844,325	h	GNMA	4.000%–6.000%, 07/15/33–09/15/41	4,247,558	2.7
		Other		704,287	0.4

				41,866,751	26.5

MUNICIPAL BONDS
1,200,000		City of New York, NY	5.817%, 10/01/31	1,320,059	0.9
		Other		536,125	0.3

				1,856,184	1.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	67

Summary portfolio of investments	continued

Bond Fund   ▪  December 31, 2011

Principal		Issuer		Value	% of net assets

U.S. TREASURY SECURITIES
$ 842,500		United States Treasury Bond	5.250%, 02/15/29	$1,163,966	0.7%
750,000		United States Treasury Bond	5.375%, 02/15/31	1,068,984	0.7
1,453,000		United States Treasury Bond	3.750%, 08/15/41	1,708,865	1.1
1,000,000		United States Treasury Bond	3.125%, 11/15/41	1,047,656	0.7
1,695,000		United States Treasury Note	0.625%, 01/31/13	1,703,277	1.1
1,000,000		United States Treasury Note	0.125%, 12/31/13	997,500	0.6
913,000		United States Treasury Note	2.250%, 05/31/14	955,155	0.6
6,197,000		United States Treasury Note	0.500%, 10/15/14	6,222,661	3.9
1,180,000		United States Treasury Note	2.375%, 10/31/14	1,246,467	0.8
762,000		United States Treasury Note	2.250%, 03/31/16	812,780	0.5
2,706,000		United States Treasury Note	1.000%, 08/31/16	2,735,598	1.7
1,850,000		United States Treasury Note	0.875%, 11/30/16	1,855,637	1.2
3,000,000		United States Treasury Note	2.250%, 07/31/18	3,190,781	2.0
2,245,000		United States Treasury Note	1.750%, 10/31/18	2,310,597	1.5
1,000,000		United States Treasury Note	1.375%, 11/30/18	1,003,438	0.6
1,000,000	h	United States Treasury Note	1.375%, 12/31/18	1,001,875	0.6
		Other		2,157,044	1.4

				31,182,281	19.7

		TOTAL GOVERNMENT BONDS	(Cost $91,859,486)	95,908,931	60.6

STRUCTURED ASSETS
ASSET BACKED				2,578,974	1.6

OTHER MORTGAGE BACKED
710,000		Greenwich Capital Commercial Funding Corp	5.882%, 07/10/38	720,366	0.5
		Series 2006-GG7 (Class AM)
		Other		6,154,503	3.8

				6,874,869	4.3

		TOTAL STRUCTURED ASSETS	(Cost $10,477,263)	9,453,843	5.9

		TOTAL BONDS	(Cost $149,138,730)	154,034,335	97.4

Shares		Company
PREFERRED STOCKS
BANKS				31,163	0.0

		TOTAL PREFERRED STOCKS	(Cost $569,550)	31,163	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$4,000,000		United States Treasury Bill	0.020%, 04/19/12	3,999,764	2.5

				3,999,764	2.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,999,758)	3,999,764	2.5

		TOTAL PORTFOLIO	(Cost $153,708,038)	158,065,262	99.9
		OTHER ASSETS & LIABILITIES, NET		70,890	0.1

		NET ASSETS		$158,136,152	100.0%

68	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund   ▪  December 31, 2011

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the aggregate value of these securities amounted to $17,163,437 or 10.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	69

Summary portfolio of investments

Money Market Fund  ▪  December 31, 2011

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
BANKERS’ ACCEPTANCES
$1,053,000		JPMorgan Chase Bank NA	0.220%–0.270%, 01/19/12–02/24/12	$1,052,765	1.8%

				1,052,765	1.8

CERTIFICATE OF DEPOSIT
500,000		Toronto-Dominion Bank	0.180%, 01/19/12	500,000	0.9
1,340,000		Toronto-Dominion Bank	0.120%–0.230%, 01/10/12–02/28/12	1,340,000	2.2

				1,840,000	3.1

COMMERCIAL PAPER
900,000		Australia & New Zealand Banking Group Ltd	0.180%–0.320%, 01/17/12	899,903	1.5
500,000		Bank of Nova Scotia	0.060%, 01/10/12	499,993	0.8
595,000		Bank of Nova Scotia	0.160%, 01/12/12	594,971	1.0
750,000		Bank of Nova Scotia	0.180%–0.190%, 01/27/12	749,900	1.3
500,000	y	Coca-Cola Co	0.110%, 01/26/12	499,962	0.8
1,275,000	y	Coca-Cola Co	0.120%–0.260%, 01/12/12–05/01/12	1,274,406	2.1
1,048,000	y	Commonwealth Bank of Australia	0.150%–0.420%, 01/04/12–02/13/12	1,047,788	1.8
616,000	y	Fairway Finance LLC	0.230%, 01/09/12	615,969	1.1
900,000	y	Fairway Finance LLC	0.120%–0.180%, 01/05/12–02/16/12	899,915	1.5
850,000		General Electric Capital Corp	0.300%, 02/27/12	849,596	1.4
650,000		General Electric Capital Corp	0.300%, 02/29/12	649,680	1.1
750,000	y	International Business Machines Corp	0.050%, 01/26/12	749,974	1.2
500,000	y	Johnson & Johnson	0.050%, 04/03/12	499,935	0.8
750,000	y	Jupiter Securitization Co LLC	0.150%–0.180%, 01/11/12	749,965	1.3
650,000	y	Jupiter Securitization Co LLC	0.120%–0.190%, 01/05/12–02/03/12	649,943	1.1
500,000		National Australia Funding (Delaware)	0.310%, 01/03/12	499,991	0.8
750,000		National Australia Funding (Delaware)	0.290%, 02/21/12	749,693	1.3
500,000	y	Nestle Capital Corp	0.035%, 01/18/12	499,992	0.8
1,160,000	y	Nestle Capital Corp	0.075%–0.250%, 02/28/12–05/15/12	1,159,542	2.0
1,295,000	y	Old Line Funding LLC	0.140%–0.210%, 01/23/12–02/15/12	1,294,768	2.2
500,000	y	Private Export Funding Corp	0.120%, 01/05/12	499,992	0.8
1,200,000	y	Private Export Funding Corp	0.140%–0.230%, 02/21/12–04/17/12	1,199,600	2.0
830,000		Province of Ontario Canada	0.035%–0.040%, 01/31/12	829,974	1.4
600,000		Straight-A Funding LLC	0.190%, 02/01/12	599,901	1.0
550,000		Straight-A Funding LLC	0.190%, 02/03/12	549,904	0.9
680,000		Straight-A Funding LLC	0.190%–0.200%, 02/07/12–02/22/12	679,834	1.1
1,310,000	y	Variable Funding Capital Co LLC	0.120%–0.250%, 01/20/12–01/30/12	1,309,817	2.2
571,000	y	Wal-Mart Stores, Inc	0.075%, 01/12/12	570,987	1.0
600,000	y	Westpac Banking Corp	0.300%, 03/01/12	599,700	1.0
550,000	y	Westpac Banking Corp	0.230%–0.250%, 03/05/12	549,766	0.9
		Other		3,629,439	6.0

				26,454,800	44.2

FOREIGN GOVERNMENT BONDS				400,447	0.7

GOVERNMENT AGENCY DEBT
1,000,000		Federal Home Loan Bank (FHLB)	0.020%, 01/27/12	999,986	1.7
1,500,000		FHLB	0.010%, 02/08/12	1,499,984	2.5

70	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Money Market Fund  ▪  December 31, 2011

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 900,000		FHLB	0.010%–0.150%, 02/17/12	$899,935	1.5%
510,000		FHLB	0.015%, 03/02/12	509,987	0.9
579,000		FHLB	0.015%–0.025%, 03/07/12	578,981	1.0
690,000		FHLB	0.020%–0.110%, 01/06/12–02/03/12	689,989	1.2
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.020%, 01/06/12	999,997	1.7
515,000		FHLMC	0.040%, 01/17/12	514,991	0.9
700,000		FHLMC	0.021%–0.025%, 01/23/12	699,990	1.2
1,500,000		FHLMC	0.020%–0.031%, 01/30/12	1,499,972	2.4
825,000		FHLMC	0.010%–0.050%, 02/23/12	824,977	1.4
730,000		FHLMC	0.020%–0.035%, 01/13/12–02/10/12	729,983	1.2
500,000		Federal National Mortgage Association (FNMA)	0.010%, 01/24/12	499,997	0.8
800,000		FNMA	0.030%, 02/06/12	799,975	1.3
500,000		FNMA	0.020%, 02/13/12	499,988	0.8
580,000		FNMA	0.035%–0.130%, 02/17/12	579,957	1.0
500,000		FNMA	0.025%, 03/01/12	499,979	0.8
1,379,000		FNMA	0.011%–0.160%, 08/01/08–04/18/12	1,378,856	2.2

				14,707,524	24.5

TREASURY DEBT
500,000		United States Treasury Bill	0.025%, 03/15/12	499,974	0.8
1,000,000		United States Treasury Bill	0.032%–0.040%, 03/29/12	999,913	1.7
940,000		United States Treasury Note	0.875%, 02/29/12	941,292	1.6
600,000		United States Treasury Note	1.000%, 04/30/12	601,788	1.0
1,030,000		United States Treasury Note	1.375%, 05/15/12	1,034,911	1.7
887,000		United States Treasury Note	0.750%, 05/31/12	889,198	1.5
500,000		United States Treasury Note	0.625%, 06/30/12	501,302	0.8
595,000		United States Treasury Note	1.750%, 08/15/12	600,936	1.0
580,000		United States Treasury Note	0.375%, 10/31/12	581,046	1.0
1,682,000		United States Treasury Note	0.375%–1.875%, 01/31/12–11/30/12	1,687,431	2.8
		Other		412,970	0.7

				8,750,761	14.6

VARIABLE RATE SECURITIES
2,410,000	i	Federal Farm Credit Bank (FFCB)	0.140%–0.320%, 02/13/12–10/15/13	2,409,147	4.0
500,000	i	Federal Home Loan Bank (FHLB)	0.125%, 07/02/12	500,000	0.8
500,000	i	FHLB	0.260%, 08/16/13	500,000	0.8
650,000	i	FHLB	0.150%–0.245%, 01/13/12–03/06/13	650,028	1.1
830,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.220%, 05/06/13	829,437	1.4
500,000	i	Royal Bank of Canada	0.280%, 07/11/12	500,000	0.8
		Other		1,199,677	2.1

				6,588,289	11.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $59,794,586)	59,794,586	99.9

		TOTAL PORTFOLIO	(Cost $59,794,586)	59,794,586	99.9
		OTHER ASSETS & LIABILITIES, NET		27,897	0.1

		NET ASSETS		$59,822,483	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	71

Summary portfolio of investments	concluded

Money Market Fund  ▪  December 31, 2011

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2011, the aggregate value of these securities was $16,531,745 or 27.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

72	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

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TIAA-CREF Life Funds ▪ 2011 Annual Report	73

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2011

Growth Equity Fund

ASSETS
Portfolio investments, at value†*	$40,762,371
Cash	521,258
Cash—foreign**	—
Receivable from securities transactions	40,667
Receivable from Fund shares sold	3,623
Due from affiliates	1,099
Dividends and interest receivable	25,827
Other	2,081
Total assets	41,356,926

LIABILITIES
Management fees payable	2,027
Overdraft payable	—
Payable for collateral for securities loaned	341,312
Payable for securities transactions	36,282
Payable for Fund shares redeemed	13,092
Due to affiliates	2,935
Accrued expenses & other payables	10,983
Total liabilities	406,631
NET ASSETS	$40,950,295

NET ASSETS CONSIST OF:
Paid-in-capital	$49,037,037
Undistributed net investment income (loss)	5,422
Accumulated net realized gain (loss) on total investments	(11,233,125)
Net unrealized appreciation (depreciation) on total investments	3,140,961
NET ASSETS	$40,950,295

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,518,721
Net asset value per share	$16.26

† Includes securities loaned of	$325,494
* Portfolio investments, cost	$37,621,431
** Foreign cash, cost	$—

74	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$76,294,638	$84,986,886	$61,204,412	$58,811,900
638,147	1,188,358	—	—
—	—	499	—
29,967	—	23,910	126,749
8,341	14,238	3,218	74,267
1,496	2,673	1,437	1,374
74,466	65,052	94,811	61,061
2,736	3,221	2,486	2,335
77,049,791	86,260,428	61,330,773	59,077,686

3,772	4,433	2,987	2,926
—	—	2,533	45,517
503,823	4,844,574	862,833	3,514,637
263,387	—	798	103,035
18,967	98,193	1,187	3,472
5,281	8,720	4,498	4,526
14,226	29,926	15,421	12,792
809,456	4,985,846	890,257	3,686,905
$76,240,335	$81,274,582	$60,440,516	$55,390,781

$76,230,177	$142,130,000	$72,676,696	$57,737,766
25,671	1,190,062	491,296	(13,915)
(5,231,940)	(48,994,513)	(10,601,106)	(3,432,118)
5,216,427	(13,050,967)	(2,126,370)	1,099,048
$76,240,335	$81,274,582	$60,440,516	$55,390,781

2,872,800	6,324,398	2,425,472	2,022,873
$26.54	$12.85	$24.92	$27.38

$492,367	$4,632,413	$836,035	$3,400,556
$71,078,218	$98,036,347	$63,330,800	$57,712,852
$—	$—	$498	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	75

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2011

Stock Index Fund

ASSETS
Portfolio investments, at value†*	$182,793,390
Cash	558,154
Receivable from securities transactions	1,814
Receivable from Fund shares sold	52,546
Due from affiliates	3,471
Dividends and interest receivable	273,445
Other	4,539
Total assets	183,687,359

LIABILITIES
Management fees payable	1,187
Payable for collateral for securities loaned	3,248,724
Payable for securities transactions	127,048
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	3,911
Due to affiliates	12,298
Payable for variation margin on open futures contracts	720
Accrued expenses & other payables	37,431
Total liabilities	3,431,319
NET ASSETS	$180,256,040

NET ASSETS CONSIST OF:
Paid-in-capital	$171,126,260
Undistributed net investment income (loss)	530,376
Accumulated net realized gain (loss) on total investments	(4,093,518)
Net unrealized appreciation (depreciation) on total investments	12,692,922
NET ASSETS	$180,256,040

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,481,955
Net asset value per share	$27.81

† Includes securities loaned of	$3,137,930
* Portfolio investments, cost	$170,101,873

76	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$37,129,169	$76,855,976	$158,065,262	$59,794,586
123,117	2,297,207	75,682	4,759
—	135,716	1,612,178	—
2,581	107,475	123,955	157,378
1,120	1,129	2,917	1,854
56,423	221,377	1,137,684	22,957
2,023	2,572	3,916	2,912
37,314,433	79,621,452	161,021,594	59,984,446

614	4,353	5,172	663
—	—	—	—
—	64,255	1,498,465	—
—	—	1,342,516	—
536	855	1,023	132,321
2,402	5,830	9,714	3,734
—	—	—	—
15,635	11,558	28,552	25,245
19,187	86,851	2,885,442	161,963
$37,295,246	$79,534,601	$158,136,152	$59,822,483

$37,083,026	$88,744,729	$153,546,189	$59,820,958
161,033	356,754	(3,916)	1,525
(2,304,351)	(15,093,326)	236,655	—
2,355,538	5,526,444	4,357,224	—
$37,295,246	$79,534,601	$158,136,152	$59,822,483

1,515,638	3,188,434	6,176,681	59,820,959
$24.61	$24.94	$25.60	$1.00

$—	$—	$—	$—
$34,773,631	$71,329,532	$153,708,038	$59,794,586

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	77

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2011

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$328,505
Interest	38
Income from securities lending	935
Total income	329,478

EXPENSES
Management fees	183,303
Fund administration fees	28,612
Custody and accounting fees	24,269
Professional fees	39,919
Shareholder reports	13,688
Shareholder servicing	2,981
Trustee fees and expenses	520
Compliance fees	10,471
Interest expense	441
Other expenses	5,464
Total expenses	309,668
Less: Expenses reimbursed by the investment adviser	(97,851)
Net expenses	211,817

Net investment income (loss)	117,661

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,851,556
Futures transactions	—
Foreign currency transactions	997
Net realized gain (loss) on total investments	1,852,553

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(1,539,943)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	4
Net change in unrealized appreciation (depreciation) on total investments	(1,539,939)
Net realized and unrealized gain (loss) on total investments	312,614
Net increase (decrease) from operations	$430,275

* Net of foreign withholding taxes of	$(5,670)

78	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$1,214,819	$2,375,338	$1,316,054	$594,123
33	189	25	2
4,622	2,194	2,697	16,417
1,219,474	2,377,721	1,318,776	610,542

341,025	502,254	284,959	283,436
53,035	73,280	44,605	42,361
34,301	70,277	33,393	35,424
41,391	54,487	40,861	40,696
24,870	31,285	20,155	18,496
3,476	3,526	2,986	2,981
986	1,425	855	815
19,500	26,996	16,376	15,535
85	1,492	1,424	311
8,959	49,365	6,315	6,223
527,628	814,387	451,929	446,278
(133,555)	(211,683)	(122,643)	(121,508)
394,073	602,704	329,286	324,770

825,401	1,775,017	989,490	285,772

3,438,937	2,538,602	1,712,572	4,807,417
—	—	—	6,560
(1,026)	(71,047)	(3,768)	—
3,437,911	2,467,555	1,708,804	4,813,977

(2,235,347)	(30,179,774)	(6,547,197)	(7,688,039)

12	(12,515)	(104)	—
(2,235,335)	(30,192,289)	(6,547,301)	(7,688,039)
1,202,576	(27,724,734)	(4,838,497)	(2,874,062)
$2,027,977	$(25,949,717)	$(3,849,007)	$(2,588,290)

$(12,226)	$(201,497)	$(8,800)	$(50)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	79

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2011

Stock Index Fund

INVESTMENT INCOME
Dividends*	$3,479,186
Interest	89
Income from securities lending	30,154
Total income	3,509,429

EXPENSES
Management fees	108,396
Fund administration fees	126,722
Custody and accounting fees	66,068
Professional fees	49,603
Shareholder reports	53,792
Shareholder servicing	3,190
Trustee fees and expenses	2,387
Compliance fees	46,651
Interest expense	124
Other expenses	10,679
Total expenses	467,612
Less: Expenses reimbursed by the investment adviser	(305,017)
Fee waiver by investment adviser	—
Net expenses	162,595

Net investment income (loss)	3,346,834

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,791,307
Futures transactions	170,705
Written options	—
Foreign currency transactions	5
Net realized gain (loss) on total investments	2,962,017

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(4,529,562)
Futures transactions	(5,829)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1
Net change in unrealized appreciation (depreciation) on total investments	(4,535,390)
Net realized and unrealized gain (loss) on total investments	(1,573,373)
Net increase (decrease) from operations	$1,773,461

* Net of foreign withholding taxes of	$(4,117)

80	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$705,567	$1,626,960	$—	$—
4	—	5,484,342	111,440
—	—	—	—
705,571	1,626,960	5,484,342	111,440

54,958	387,220	436,987	62,271
25,564	54,448	99,625	42,270
19,598	9,610	84,785	42,260
39,688	45,143	55,659	47,594
19,140	21,719	39,796	30,051
3,417	3,004	6,698	2,066
475	1,003	1,877	752
9,586	20,035	36,927	15,587
16	137	68	7
6,245	6,016	6,800	2,467
178,687	548,335	769,222	245,325
(98,082)	(106,905)	(259,404)	(151,918)
—	—	—	(376)
80,605	441,430	509,818	93,031

624,966	1,185,530	4,974,524	18,409

474,579	4,140,353	1,687,847	858
—	—	—	—
—	6,486	—	—
—	6,462	—	—
474,579	4,153,301	1,687,847	858

(1,152,690)	(467,383)	2,293,361	—
—	—	—	—
—	38	—	—
(1,152,690)	(467,345)	2,293,361	—
(678,111)	3,685,956	3,981,208	858
$(53,145)	$4,871,486	$8,955,732	$19,267

$(3,677)	$(1,043)	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	81

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended December 31

	Growth Equity Fund
	2011	2010

OPERATIONS
Net investment income (loss)	$117,661	$166,962
Net realized gain (loss) on total investments	1,852,553	3,492,765
Net change in unrealized appreciation (depreciation) on total investments	(1,539,939)	774,504
Net increase (decrease) from operations	430,275	4,434,231

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(114,292)	(168,491)
Total distributions	(114,292)	(168,491)

SHAREHOLDER TRANSACTIONS
Subscriptions	8,839,290	5,578,422
Reinvestments of distributions	114,292	168,491
Redemptions	(5,871,342)	(8,690,629)
Net increase (decrease) from shareholder transactions	3,082,240	(2,943,716)

Net increase (decrease) in net assets	3,398,223	1,322,024

NET ASSETS
Beginning of period	37,552,072	36,230,048
End of period	$40,950,295	$37,552,072

Undistributed net investment income (loss) included in net assets	$5,422	$4,385

CHANGE IN FUND SHARES
Shares sold	522,325	387,850
Shares reinvested	7,184	10,544
Shares redeemed	(356,422)	(606,889)
Net increase (decrease) from shareholder transactions	173,087	(208,495)

82	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
2011	2010	2011	2010

$825,401	$834,055	$1,775,017	$1,225,506
3,437,911	4,185,520	2,467,555	4,694,205
(2,235,335)	3,493,880	(30,192,289)	12,213,424
2,027,977	8,513,455	(25,949,717)	18,133,135

(832,617)	(869,222)	(1,625,943)	(1,302,220)
(832,617)	(869,222)	(1,625,943)	(1,302,220)

12,634,857	5,545,214	9,639,161	19,543,266
832,617	869,222	1,625,943	1,302,220
(10,451,624)	(7,748,610)	(14,146,497)	(19,959,998)
3,015,850	(1,334,174)	(2,881,393)	885,488

4,211,210	6,310,059	(30,457,053)	17,716,403

72,029,125	65,719,066	111,731,635	94,015,232
$76,240,335	$72,029,125	$81,274,582	$111,731,635

$25,671	$37,969	$1,190,062	$1,070,103

466,770	233,377	604,222	1,257,583
32,347	33,665	131,762	77,421
(389,351)	(328,067)	(892,601)	(1,303,919)
109,766	(61,025)	(156,617)	31,085

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	83

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended December 31

	Large-Cap Value Fund
	2011	2010

OPERATIONS
Net investment income (loss)	$989,490	$869,302
Net realized gain (loss) on total investments	1,708,804	4,807,360
Net change in unrealized appreciation (depreciation) on total investments	(6,547,301)	4,164,409
Net increase (decrease) from operations	(3,849,007)	9,841,071

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(976,416)	(927,129)
Total distributions	(976,416)	(927,129)

SHAREHOLDER TRANSACTIONS
Subscriptions	7,974,673	9,086,708
Reinvestments of distributions	976,416	927,129
Redemptions	(7,962,434)	(9,097,195)
Net increase (decrease) from shareholder transactions	988,655	916,642

Net increase (decrease) in net assets	(3,836,768)	9,830,584

NET ASSETS
Beginning of period	64,277,284	54,446,700
End of period	$60,440,516	$64,277,284

Undistributed net investment income (loss) included in net assets	$491,296	$486,750

CHANGE IN FUND SHARES
Shares sold	296,105	370,508
Shares reinvested	40,718	35,065
Shares redeemed	(295,970)	(377,320)
Net increase (decrease) from shareholder transactions	40,853	28,253

84	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
2011	2010	2011	2010

$285,772	$369,633	$3,346,834	$2,913,412
4,813,977	6,138,986	2,962,017	2,856,965
(7,688,039)	5,907,611	(4,535,390)	19,461,131
(2,588,290)	12,416,230	1,773,461	25,231,508

(317,153)	(397,085)	(3,369,120)	(2,919,196)
(317,153)	(397,085)	(3,369,120)	(2,919,196)

7,198,137	10,876,596	21,626,371	18,683,695
317,153	397,085	3,369,120	2,919,196
(9,654,008)	(5,778,725)	(20,417,777)	(18,955,052)
(2,138,718)	5,494,956	4,577,714	2,647,839

(5,044,161)	17,514,101	2,982,055	24,960,151

60,434,942	42,920,841	177,273,985	152,313,834
$55,390,781	$60,434,942	$180,256,040	$177,273,985

$(13,915)	$(22,069)	$530,376	$552,927

243,509	431,514	759,475	725,306
11,892	13,884	124,921	105,083
(333,785)	(234,898)	(712,471)	(748,139)
(78,384)	210,500	171,925	82,250

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	85

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended December 31

	Social Choice Equity Fund
	2011	2010

OPERATIONS
Net investment income (loss)	$624,966	$600,822
Net realized gain (loss) on total investments	474,579	20,787
Net change in unrealized appreciation (depreciation) on total investments	(1,152,690)	4,258,930
Net increase (decrease) from operations	(53,145)	4,880,539

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(650,978)	(608,705)
Total distributions	(650,978)	(608,705)

SHAREHOLDER TRANSACTIONS
Subscriptions	4,071,913	2,274,241
Reinvestments of distributions	650,978	608,705
Redemptions	(2,067,108)	(2,740,218)
Net increase (decrease) from shareholder transactions	2,655,783	142,728

Net increase (decrease) in net assets	1,951,660	4,414,562

NET ASSETS
Beginning of period	35,343,586	30,929,024
End of period	$37,295,246	$35,343,586

Undistributed net investment income (loss) included in net assets	$161,033	$191,639

CHANGE IN FUND SHARES
Shares sold	161,371	98,376
Shares reinvested	27,135	24,475
Shares redeemed	(82,526)	(119,990)
Net increase (decrease) from shareholder transactions	105,980	2,861

86	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
2011	2010	2011	2010

$1,185,530	$1,025,706	$4,974,524	$4,840,686
4,153,301	5,972,487	1,687,847	1,795,137

(467,345)	9,906,137	2,293,361	1,778,354
4,871,486	16,904,330	8,955,732	8,414,177

(967,504)	(1,467,001)	(5,022,039)	(4,828,498)
(967,504)	(1,467,001)	(5,022,039)	(4,828,498)

10,383,740	9,038,745	20,921,306	30,893,827
967,504	1,467,001	5,022,039	4,828,498
(9,479,157)	(5,749,400)	(8,741,262)	(18,172,693)
1,872,087	4,756,346	17,202,083	17,549,632

5,776,069	20,193,675	21,135,776	21,135,311

73,758,532	53,564,857	137,000,376	115,865,065
$79,534,601	$73,758,532	$158,136,152	$137,000,376

$356,754	$(312,503)	$(3,916)	$30,659

416,247	426,301	815,873	1,228,143
40,229	64,654	196,557	194,776
(383,982)	(281,986)	(342,322)	(717,403)
72,494	208,969	670,108	705,516

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	87

Statements of changes in net assets	concluded

TIAA-CREF Life Funds  ▪  For the year ended December 31

	Money Market Fund
	2011	2010

OPERATIONS
Net investment income (loss)	$18,409	$81,660
Net realized gain (loss) on total investments	858	257
Net change in unrealized appreciation (depreciation) on total investments	—	—
Net increase (decrease) from operations	19,267	81,917

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(18,409)	(81,660)
Total distributions	(18,409)	(81,660)

SHAREHOLDER TRANSACTIONS
Subscriptions	61,563,740	50,692,667
Reinvestments of distributions	18,409	81,660
Redemptions	(63,526,559)	(63,110,100)
Net increase (decrease) from shareholder transactions	(1,944,410)	(12,335,773)

Net increase (decrease) in net assets	(1,943,552)	(12,335,516)

NET ASSETS
Beginning of period	61,766,035	74,101,551
End of period	$59,822,483	$61,766,035

Undistributed net investment income (loss) included in net assets	$1,525	$667

CHANGE IN FUND SHARES
Shares sold	61,563,740	50,692,667
Shares reinvested	18,409	81,660
Shares redeemed	(63,526,559)	(63,110,100)
Net increase (decrease) from shareholder transactions	(1,944,410)	(12,335,773)

88	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights

TIAA-CREF Life Funds  ▪  For the year ended

	Growth Equity Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.01	$14.18	$10.55	$18.02	$14.91

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.07	0.11	0.14	0.13
Net realized and unrealized gain (loss) on total investments	0.25	1.83	3.63	(7.48)	3.10
Total gain (loss) from investment operations	0.30	1.90	3.74	(7.34)	3.23

Less distributions from:
Net investment income	(0.05)	(0.07)	(0.11)	(0.13)	(0.12)
Total distributions	(0.05)	(0.07)	(0.11)	(0.13)	(0.12)
Net asset value, end of period	$16.26	$16.01	$14.18	$10.55	$18.02

TOTAL RETURN	1.85%	13.42%	35.47%	(40.71)%	21.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,950	$37,552	$36,230	$24,501	$42,376
Ratio of expenses to average net assets before expense reimbursement	0.76%	0.63%	0.26%	0.28%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.52%	0.43%	0.26%	0.28%	0.26%
Ratio of net investment income (loss) to average net assets	0.29%	0.48%	0.98%	0.98%	0.81%
Portfolio turnover rate	136%	208%	257%	253%	154%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	89

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Growth & Income Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.07	$23.27	$18.50	$29.06	$24.82

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.29	0.30	0.36	0.46	0.43
Net realized and unrealized gain (loss) on total investments	0.47	2.82	4.77	(10.58)	4.21
Total gain (loss) from investment operations	0.76	3.12	5.13	(10.12)	4.64

Less distributions from:
Net investment income	(0.29)	(0.32)	(0.36)	(0.44)	(0.40)
Total distributions	(0.29)	(0.32)	(0.36)	(0.44)	(0.40)
Net asset value, end of period	$26.54	$26.07	$23.27	$18.50	$29.06

TOTAL RETURN	2.96%	13.41%	27.76%	(34.80)%	18.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$76,240	$72,029	$65,719	$53,235	$83,834
Ratio of expenses to average net assets before expense reimbursement	0.70%	0.56%	0.23%	0.23%	0.24%
Ratio of expenses to average net assets after expense reimbursement	0.52%	0.42%	0.23%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.09%	1.26%	1.77%	1.87%	1.56%
Portfolio turnover rate	109%	138%	141%	135%	88%

(a)	Based on average shares outstanding.

90	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	International Equity Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.24	$14.58	$11.43	$24.02	$25.01

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.28	0.19	0.22	0.51	0.42
Net realized and unrealized gain (loss) on total investments	(4.41)	2.67	3.40	(12.53)	4.26
Total gain (loss) from investment operations	(4.13)	2.86	3.62	(12.02)	4.68

Less distributions from:
Net investment income	(0.26)	(0.20)	(0.47)	(0.01)	(0.53)
Net realized gains	—	—	—	(0.56)	(5.14)
Total distributions	(0.26)	(0.20)	(0.47)	(0.57)	(5.67)
Net asset value, end of period	$12.85	$17.24	$14.58	$11.43	$24.02

TOTAL RETURN	(23.88)%	19.63%	31.74%	(50.00)%	19.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$81,275	$111,732	$94,015	$68,240	$160,045
Ratio of expenses to average net assets before expense reimbursement	0.81%	0.65%	0.30%	0.32%	0.33%
Ratio of expenses to average net assets after expense reimbursement	0.60%	0.50%	0.30%	0.32%	0.33%
Ratio of net investment income (loss) to average net assets	1.77%	1.30%	1.78%	2.79%	1.51%
Portfolio turnover rate	108%	117%	116%	185%	190%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	91

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Large-Cap Value Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.95	$23.11	$17.87	$31.30	$36.02

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.41	0.37	0.42	0.66	0.71
Net realized and unrealized gain (loss) on total investments	(2.03)	3.87	5.20	(13.42)	(0.34)
Total gain (loss) from investment operations	(1.62)	4.24	5.62	(12.76)	0.37

Less distributions from:
Net investment income	(0.41)	(0.40)	(0.38)	(0.43)	(0.76)
Net realized gains	—	—	—	(0.24)	(4.33)
Total distributions	(0.41)	(0.40)	(0.38)	(0.67)	(5.09)
Net asset value, end of period	$24.92	$26.95	$23.11	$17.87	$31.30

TOTAL RETURN	(5.95)%	18.36%	31.45%	(40.74)%	0.91%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$60,441	$64,277	$54,447	$40,302	$71,350
Ratio of expenses to average net assets before expense reimbursement	0.71%	0.59%	0.25%	0.26%	0.27%
Ratio of expenses to average net assets after expense reimbursement	0.52%	0.43%	0.25%	0.26%	0.27%
Ratio of net investment income (loss) to average net assets	1.56%	1.52%	2.12%	2.60%	1.88%
Portfolio turnover rate	80%	102%	149%	172%	133%

(a)	Based on average shares outstanding.

92	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Small-Cap Equity Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$28.76	$22.70	$17.99	$27.17	$32.12

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.14	0.19	0.25	0.34	0.37
Net realized and unrealized gain (loss) on total investments	(1.36)	6.06	4.74	(9.16)	(2.10)
Total gain (loss) from investment operations	(1.22)	6.25	4.99	(8.82)	(1.73)

Less distributions from:
Net investment income	(0.16)	(0.19)	(0.28)	(0.36)	(0.44)
Net realized gains	—	—	—	—	(2.69)
Return of Capital	—	—	—	—	(0.09)
Total distributions	(0.16)	(0.19)	(0.28)	(0.36)	(3.22)
Net asset value, end of period	$27.38	$28.76	$22.70	$17.99	$27.17

TOTAL RETURN	(4.23)%	27.55%	27.75%	(32.42)%	(5.62)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$55,391	$60,435	$42,921	$34,609	$51,868
Ratio of expenses to average net assets before expense reimbursement	0.76%	0.58%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets after expense reimbursement	0.55%	0.41%	0.11%	0.11%	0.11%
Ratio of net investment income (loss) to average net assets	0.48%	0.75%	1.33%	1.45%	1.13%
Portfolio turnover rate	100%	98%	107%	123%	135%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	93

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Stock Index Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$28.09	$24.46	$19.39	$31.70	$30.94

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.53	0.47	0.44	0.58	0.59
Net realized and unrealized gain (loss) on total investments	(0.28)	3.63	5.05	(12.34)	1.02
Total gain (loss) from investment operations	0.25	4.10	5.49	(11.76)	1.61

Less distributions from:
Net investment income	(0.53)	(0.47)	(0.42)	(0.51)	(0.60)
Net realized gains	—	—	—	(0.04)	(0.25)
Total distributions	(0.53)	(0.47)	(0.42)	(0.55)	(0.85)
Net asset value, end of period	$27.81	$28.09	$24.46	$19.39	$31.70

TOTAL RETURN	0.95%	16.79%	28.36%	(37.08)%	5.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$180,256	$177,274	$152,314	$112,938	$184,339
Ratio of expenses to average net assets before expense reimbursement	0.26%	0.21%	0.06%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.09%	0.08%	0.06%	0.06%	0.06%
Ratio of net investment income (loss) to average net assets	1.85%	1.86%	2.11%	2.19%	1.82%
Portfolio turnover rate	6%	7%	7%	7%	13%

(a)	Based on average shares outstanding.

94	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Social Choice Equity Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$25.07	$21.99	$16.91	$27.12	$26.94

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.43	0.43	0.40	0.48	0.51
Net realized and unrealized gain (loss) on total investments	(0.45)	3.09	5.09	(10.28)	0.64
Total gain (loss) from investment operations	(0.02)	3.52	5.49	(9.80)	1.15

Less distributions from:
Net investment income	(0.44)	(0.44)	(0.41)	(0.32)	(0.51)
Net realized gains	—	—	—	(0.09)	(0.46)
Total distributions	(0.44)	(0.44)	(0.41)	(0.41)	(0.97)
Net asset value, end of period	$24.61	$25.07	$21.99	$16.91	$27.12

TOTAL RETURN	(0.05)%	16.01%	32.51%	(36.09)%	4.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$37,295	$35,344	$30,929	$23,938	$37,883
Ratio of expenses to average net assets before expense reimbursement	0.49%	0.42%	0.08%	0.07%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.22%	0.17%	0.08%	0.07%	0.07%
Ratio of net investment income (loss) to average net assets	1.71%	1.87%	2.20%	2.06%	1.81%
Portfolio turnover rate	18%	18%	15%	17%	12%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	95

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Real Estate Securities Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.67	$18.43	$15.24	$26.50	$38.04

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.38	0.35	0.49	0.70	0.60
Net realized and unrealized gain (loss) on total investments	1.20	5.37	3.32	(10.87)	(6.68)
Total gain (loss) from investment operations	1.58	5.72	3.81	(10.17)	(6.08)

Less distributions from:
Net investment income	(0.31)	(0.48)	(0.62)	(1.09)	(1.31)
Net realized gains	—	—	—	—	(4.15)
Total distributions	(0.31)	(0.48)	(0.62)	(1.09)	(5.46)
Net asset value, end of period	$24.94	$23.67	$18.43	$15.24	$26.50

TOTAL RETURN	6.73%	31.16%	25.11%	(38.27)%	(16.12)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$79,535	$73,759	$53,565	$43,646	$74,751
Ratio of expenses to average net assets before expense reimbursement	0.71%	0.60%	0.25%	0.26%	0.27%
Ratio of expenses to average net assets after expense reimbursement	0.57%	0.48%	0.25%	0.26%	0.27%
Ratio of net investment income (loss) to average net assets	1.53%	1.63%	3.37%	2.94%	1.62%
Portfolio turnover rate	58%	66%	65%	97%	111%

(a)	Based on average shares outstanding.

96	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Bond Fund
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.88	$24.13	$23.38	$24.55	$24.41

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.87	0.93	1.06	1.29	1.29
Net realized and unrealized gain (loss) on total investments	0.70	0.73	0.68	(1.19)	0.07
Total gain (loss) from investment operations	1.57	1.66	1.74	0.10	1.36

Less distributions from:
Net investment income	(0.85)	(0.91)	(0.99)	(1.27)	(1.22)
Total distributions	(0.85)	(0.91)	(0.99)	(1.27)	(1.22)
Net asset value, end of period	$25.60	$24.88	$24.13	$23.38	$24.55

TOTAL RETURN	6.31%	6.91%	7.40%	0.39%	5.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$158,136	$137,000	$115,865	$91,953	$86,661
Ratio of expenses to average net assets before expense reimbursement	0.53%	0.41%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.35%	0.27%	0.10%	0.10%	0.10%
Ratio of net investment income (loss) to average net assets	3.41%	3.66%	4.41%	5.27%	5.18%
Portfolio turnover rate	92%	67%	147%	92%	97%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2011 Annual Report	97

Financial highlights	concluded

TIAA-CREF Life Funds  ▪  For the year ended

	Money Market Fund
	12/31/11		12/31/10		12/31/09	12/31/08	12/31/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.00	(d)	0.00	(d)	0.01	0.03	0.05
Net realized and unrealized gain (loss) on total investments	0.00	(d)	0.00	(d)	0.00 (d)	—	—
Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.01	0.03	0.05

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)	(0.05)
Total distributions	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.03%		0.12%		0.54%	2.86%	5.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$59,822		$61,766		$74,102	$117,322	$100,444
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%		0.27%		0.09%	0.07%	0.06%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15%		0.12%		0.09%	0.07%	0.06%
Ratio of net investment income (loss) to average net assets	0.03%		0.12%		0.58%	2.80%	5.19%

(a)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.

98	2011 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

TIAA-CREF Life Funds ▪ 2011 Annual Report	99

Notes to financial statements

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008–2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2011, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, expiration of capital loss carryovers, dividend reclassifications, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

100	2011 Annual Report ▪ TIAA-CREF Life Funds

continued

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

TIAA-CREF Life Funds ▪ 2011 Annual Report	101

Notes to financial statements

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2011, there were no significant transfers between levels by the Funds.

As of December 31, 2011, 100% of the value of investments in the Social Choice Equity Fund were valued based on Level 1 inputs.

As of December 31, 2011, the Stock Index Fund and the Small-Cap Equity Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

As of December 31, 2011, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

102	2011 Annual Report ▪ TIAA-CREF Life Funds

continued

The following is a summary of the inputs used to value the remaining Funds’ investments as of December 31, 2011:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer discretionary	$6,726,817	$—	$—	$6,726,817
Consumer staples	1,717,707	—	—	1,717,707
Energy	3,028,308	285,377	—	3,313,685
Financials	851,458	—	—	851,458
Health care*	5,472,727	—	—	5,472,727
Industrials	5,218,474	—	—	5,218,474
Information technology	14,541,876	—	—	14,541,876
Materials	1,585,406	—	—	1,585,406
Telecommunication services	992,909	—	—	992,909
Short-term investments	341,312	—	—	341,312
Total	$40,476,994	$285,377	$—	$40,762,371
Growth & Income
Consumer discretionary	$8,766,788	$33,561	$—	$8,800,349
Consumer staples	8,911,536	363,359	—	9,274,895
Energy	8,548,743	—	—	8,548,743
Financials	8,683,186	—	—	8,683,186
Health care*	10,138,082	351,711	—	10,489,793
Industrials	7,845,328	—	—	7,845,328
Information technology	15,317,752	235,831	—	15,553,583
Materials	2,414,305	—	—	2,414,305
Telecommunication services	2,367,292	—	—	2,367,292
Utilities	1,813,341	—	—	1,813,341
Short-term investments	503,823	—	—	503,823
Total	$75,310,176	$984,462	$—	$76,294,638
International Equity
Germany	$—	$16,629,748	$—	$16,629,748
Hong Kong	—	3,373,935	—	3,373,935
India	—	2,503,136	—	2,503,136
Japan	—	11,762,814	—	11,762,814
Sweden	—	5,137,221	—	5,137,221
Switzerland	—	15,157,001	—	15,157,001
United Kingdom	—	23,690,325	—	23,690,325
Other	—	1,888,132	—	1,888,132
Short-term investments	4,844,574	—	—	4,844,574
Total	$4,844,574	$80,142,312	$—	$84,986,886

TIAA-CREF Life Funds ▪ 2011 Annual Report	103

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Consumer discretionary	$5,870,618	$103,187	$—	$5,973,805
Consumer staples*	4,686,507	204,913	—	4,891,420
Energy*	6,687,064	236,763	—	6,923,827
Financials	12,753,153	536,889	—	13,290,042
Health care*	7,443,842	124,239	—	7,568,081
Industrials	5,375,157	358,683	—	5,733,840
Information technology	7,943,273	87,622	—	8,030,895
Materials	1,854,097	36,816	—	1,890,913
Telecommunication services	2,491,839	—	—	2,491,839
Utilities	3,546,917	—	—	3,546,917
Short-term investments	862,833	—	—	862,833
Total	$59,515,300	$1,689,112	$—	$61,204,412
Real Estate Securities
Diversified capital markets	$464,850	$—	$—	$464,850
Diversified REITs	2,766,960	—	—	2,766,960
Gold	2,203,300	—	—	2,203,300
Homebuilding	1,580,000	300,496	—	1,880,496
Industrial REITs	3,232,240	135,187	—	3,367,427
Mortgage REITs	185,100	—	—	185,100
Office REITs	10,206,810	—	—	10,206,810
Real estate operating companies	1,355,310	—	—	1,355,310
Residential REITs	13,730,590	—	—	13,730,590
Retail REITs	19,758,450	478,703	—	20,237,153
Specialized REITs	20,457,980	—	—	20,457,980
Total	$75,941,590	$914,386	$—	$76,855,976
Bond
Corporate bonds	$—	$48,671,561	$—	$48,671,561
Government bonds	—	95,908,931	—	95,908,931
Structured assets	—	9,453,843	—	9,453,843
Preferred stocks	31,163	—	—	31,163
Short-term investments	—	3,999,764	—	3,999,764
Total	$31,163	$158,034,099	$—	$158,065,262
*	Includes American Depositary Receipts in Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Small-Cap Equity Fund	Stock Index Fund
Balance as of December 31, 2010	$—	$—
Realized gain (loss)	(1,280)	(80)
Transfer in at market value	—	—
Change in unrealized appreciation (depreciation)	3,200	193
Gross purchases	—	7
Gross sales	(1,920)	(120)
Balance as of December 31, 2011	$—	$—

104	2011 Annual Report ▪ TIAA-CREF Life Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At December 31, 2011, the following Funds have invested in derivatives contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives			Liabilities derivatives
Derivative contracts	Location		Fair value amount	Location	Fair value amount
Stock Index Fund
Equity contracts	Futures	*	$1,404		$—

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2011, the effect of derivative contracts on the Funds Statements of Operations was as follows:

Derivative contracts	Location	Realized gain(loss)	Change in unrealized appreciation (depreciation)
Small-Cap Equity Fund
Equity contracts	Futures transactions	$6,560	$—
Stock Index Fund
Equity contracts	Futures transactions	170,705	(5,829)
Real Estate Securities Fund
Equity contracts	Written options	6,486	—

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

TIAA-CREF Life Funds ▪ 2011 Annual Report	105

Notes to financial statements

During the year ended December 31, 2011, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2011, the Stock Index Fund held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized appreciation (depreciation)
Stock Index	S&P 500 E-Mini Index Future	3	$187,890	March 2012	$1,404

Options: The Real Estate Securities Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment. During the year ended December 31, 2011, the Real Estate Securities Fund had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets.

Transactions in written options and related premiums received during the year ended December 31, 2011, were as follows:

	Number of contracts	Premiums
Real Estate Securities Fund
Outstanding at beginning of period	—	$—
Written	69	6,486
Exercised	—	—
Expired	(69)	(6,486)
Closed	—	—
Outstanding at end of period	—	—

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

106	2011 Annual Report ▪ TIAA-CREF Life Funds

continued

Beginning December 6, 2011, Advisors began waiving a portion of the management fees for the Money Market Fund. This waiver is voluntary in nature and can be discontinued at any time.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of December 31, 2011, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*
Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
International Equity	0.50%	0.60%
Large-Cap Value	0.45%	0.52%
Small-Cap Equity	0.48%	0.55%
Stock Index	0.06%	0.09%
Social Choice Equity	0.15%	0.22%
Real Estate Securities	0.50%	0.57%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

*	Maximum expense amounts reflect the majority of expenses, excluding acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund.

TIAA-CREF Life Funds ▪ 2011 Annual Report	107

Notes to financial statements

The following is the percentage of the Funds’ shares owned by affiliates as of December 31, 2011:

Fund	Investments in funds held by TIAA-CREF Life		Investments in funds held by TIAA		Percentage of net assets
Growth Equity	$40,950,295	100.0%	$—	—%	100.0%
Growth & Income	62,951,158	82.6	13,289,177	17.4	100.0%
International Equity	61,018,236	75.1	20,256,346	24.9	100.0%
Large-Cap Value	37,527,833	62.1	22,912,683	37.9	100.0%
Small-Cap Equity	31,484,186	56.8	23,906,595	43.2	100.0%
Stock Index	180,256,040	100.0	—	—	100.0%
Social Choice Equity	25,089,344	67.3	12,205,902	32.7	100.0%
Real Estate Securities	43,955,178	55.3	35,579,423	44.7	100.0%
Bond	86,515,517	54.7	71,620,635	45.3	100.0%
Money Market	59,822,483	100.0	—	—	100.0%

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income, net of rebates, represents the income earned on investing cash collateral, less expenses associated with the loan. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

108	2011 Annual Report ▪ TIAA-CREF Life Funds

continued

Net unrealized appreciation (depreciation): At December 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$37,660,143	$4,279,078	$(1,176,850)	$3,102,228
Growth & Income	71,415,245	8,637,491	(3,758,098)	4,879,393
International Equity	98,760,362	877,635	(14,651,111)	(13,773,476)
Large-Cap Value	64,898,453	3,058,852	(6,752,893)	(3,694,041)
Small-Cap Equity	57,844,597	5,380,003	(4,412,700)	967,303
Stock Index	173,068,582	45,181,523	(35,456,715)	9,724,808
Social Choice Equity	34,899,566	7,558,973	(5,329,370)	2,229,603
Real Estate Securities	73,877,848	8,929,481	(5,951,353)	2,978,128
Bond	153,713,674	6,996,385	(2,644,797)	4,351,588

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended December 31, 2011 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Growth Equity	$57,625,742	$—	$55,355,085	$—
Growth & Income	85,416,787	—	82,519,198	—
International Equity	108,832,321	—	115,499,590	—
Large-Cap Value	52,332,307	—	51,230,661	—
Small-Cap Equity	59,773,740	—	61,725,526	—
Stock Index	16,249,545	—	11,034,923	—
Social Choice Equity	9,288,649	—	6,803,566	—
Real Estate Securities	46,480,953	—	45,507,239	—
Bond	48,869,793	108,475,051	34,514,607	96,673,850

TIAA-CREF Life Funds ▪ 2011 Annual Report	109

Notes to financial statements

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended December 31, 2011 and 2010 was as follows:

	2011			2010
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Growth Equity	$114,292	$—	$114,292	$168,491	$—	$168,491
Growth & Income	832,617	—	832,617	869,222	—	869,222
International Equity	1,625,943	—	1,625,943	1,302,220	—	1,302,220
Large-Cap Value	976,416	—	976,416	927,129	—	927,129
Small-Cap Equity	317,153	—	317,153	397,085	—	397,085
Stock Index	3,369,120	—	3,369,120	2,919,196	—	2,919,196
Social Choice Equity	650,978	—	650,978	608,705	—	608,705
Real Estate Securities	967,504	—	967,504	1,467,001	—	1,467,001
Bond	5,009,099	12,940	5,022,039	4,828,498	—	4,828,498
Money Market	18,409	—	18,409	81,660	—	81,660

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Post-October losses	Total
Growth Equity	$—	$—	$3,102,250	$(10,974,117)	$(211,266)	$(8,083,133)
Growth & Income	8,405	—	4,879,395	(4,874,906)	—	12,894
International Equity	1,219,372	—	(13,774,979)	(47,197,801)	(1,098,789)	(60,852,197)
Large-Cap Value	490,125	—	(3,694,024)	(8,829,349)	(200,446)	(12,233,694)
Small-Cap Equity	49,095	—	967,302	(2,205,269)	(1,155,779)	(2,344,651)
Stock Index	512,423	—	9,724,804	(1,102,473)	(435)	9,134,319
Social Choice Equity	164,479	—	2,229,602	(2,179,838)	—	214,243
Real Estate Securities	1,166,111	—	2,978,125	(13,349,582)	(2,211)	(9,207,557)
Bond	—	242,291	4,351,588	—	—	4,593,879
Money Market	4,437	—	—	—	—	4,437

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax

110	2011 Annual Report ▪ TIAA-CREF Life Funds

continued

purposes, of unrealized gains on investments in passive foreign investment companies, and the expiration and utilization of capital loss carryovers.

At December 31, 2011, the following Funds had capital loss carryovers, which will expire as follows:

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Value Fund
12/31/12	$3,010,278	$—	$—	$—
12/31/13	761,688	—	—	—
12/31/16	3,425,349	—	25,033,908	5,154,902
12/31/17	3,776,802	4,874,906	22,163,893	3,674,447
12/31/18	—	—	—	—
Total	$10,974,117	$4,874,906	$47,197,801	$8,829,349

	Small-Cap Equity Fund	Stock Index Fund	Social Choice Equity Fund	Real Estate Securities Fund
12/31/12	$—	$—	$—	$—
12/31/13	—	—	—	—
12/31/16	—	—	390,645	3,619,666
12/31/17	2,205,269	1,102,473	1,767,944	9,729,916
12/31/18	—	—	21,249	—
Total	$2,205,269	$1,102,473	$2,179,838	$13,349,582

For the year ended December 31, 2011, the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, and Bond Fund utilized $1,665,910, $3,575,129, $4,094,450, $2,070,129, $5,970,810, $2,704,889, $434,919, $2,915,061 and $1,403,616 respectively, of their capital loss carryover from prior years. The Growth Equity Fund and Growth & Income Fund had $8,498,089 and $1,526,450 respectively, of their capital loss carryovers expire on December 31, 2011.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

TIAA-CREF Life Funds ▪ 2011 Annual Report	111

Notes to financial statements	concluded

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended December 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

112	2011 Annual Report ▪ TIAA-CREF Life Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

TIAA-CREF Life Funds ▪ 2011 Annual Report	113

Trustees and officers (unaudited)

TIAA-CREF Life Funds  ▪  December 31, 2011

Trustees

Name, Address and Date of Birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	76	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	76	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	76	Director of Copper Rock Capital Partners, LLC (investment adviser).

114	2011 Annual Report ▪ TIAA-CREF Life Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	76	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	76	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management.	76	Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	76	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	76	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Life Funds ▪ 2011 Annual Report	115

Trustees and officers (unaudited)	continued

TIAA-CREF Life Funds  ▪  December 31, 2011

Trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 2001. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	76	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	76	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

116	2011 Annual Report ▪ TIAA-CREF Life Funds

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2007.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); and Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997). Executive Vice President, President of Asset Management (since 2011); Former Executive Vice President, Asset Management (2010–2011), Executive Vice President, Investments, Research Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2004-2006) of TIAA. Former CIO of TIAA-CREF Fund Complex (2004–2006). Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Director of TIAA-CREF Asset Management (“TCAM”) (since 10/2011) (Note: TCAM was formerly known as TIAA-CREF Enterprises, Inc. (“Enterprises”) until change of name 9/2011). Former Manager of TIAA Realty Capital Management, LLC (2004–2006). Former Director of TIAA-CREF Life Insurance Company (“T-C Life”) (1997–2006). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

TIAA-CREF Life Funds ▪ 2011 Annual Report	117

Trustees and officers (unaudited)	concluded

TIAA-CREF Life Funds  ▪  December 31, 2011

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Eugene Flood, Jr. TIAA-CREF 730 Third Avenue 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.	Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance Capital Management, Inc. (“Covariance”) (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of T-C Life (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Former Chief Financial Officer, Van Kampen Funds (2005–2006).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit
Risk Management of Advisors and Investment Management (2005–2006) of Advisors and Investment Management. Former Senior Managing Director, Acting Head of Risk Management of TIAA and
Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

118	2011 Annual Report ▪ TIAA-CREF Life Funds

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.	Senior Vice President (since 2010), Vice President (2008–2010) and Corporate Secretary (since 2008) of TIAA and the TIAA-CREF Fund Complex. Former Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.	Executive Vice President, Human Resources (since 2010, 2005–2007) and Former Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003). Director, T-C Life (2003–2006).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800-223-1200.

TIAA-CREF Life Funds ▪ 2011 Annual Report	119

Important tax information (unaudited)

For the fiscal year ended December 31, 2011, the TIAA-CREF Life Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 gains	Long-term capital gains	Total
Growth Equity	$—	$—	$—
Growth & Income	—	—	—
International Equity	—	—	—
Large-Cap Value	—	—	—
Small-Cap Equity	—	—	—
Stock Index	—	—	—
Social Choice Equity	—	—	—
Real Estate Securities	—	—	—
Bond	—	12,940	12,940
Money Market	—	—	—

For the fiscal year ended December 31, 2011, the TIAA-CREF Life Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Growth Equity	100.00%
Growth & Income	100.00%
International Equity	0.00%
Large-Cap Value	100.00%
Small-Cap Equity	100.00%
Stock Index	92.35%
Social Choice Equity	100.00%
Real Estate Securities	1.39%

The TIAA-CREF Life International Equity Fund received income from foreign sources during the year ended December 31, 2011 of $2,492,056 ($0.40251 per share), and paid taxes to foreign countries during the year ended December 31, 2011 of $195,456 ($0.03157 per share).

120	2011 Annual Report ▪ TIAA-CREF Life Funds

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

Telephone counseling center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $306,000 and $324,200, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0; respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $112,210 and $108,900, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for all other services billed to the Registrant were $7,000 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2011 and December 31, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $256,730 and $667,730, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 0.6%
7,586		Johnson Controls, Inc	$237,138

		TOTAL AUTOMOBILES & COMPONENTS	237,138

BANKS - 0.4%
5,334		Wells Fargo & Co	147,005

		TOTAL BANKS	147,005

CAPITAL GOODS - 10.8%
15,755		Boeing Co	1,155,629
6,526		Caterpillar, Inc	591,255
7,470		Danaher Corp	351,389
7,865		Honeywell International, Inc	427,463
1,516	*	Jacobs Engineering Group, Inc	61,519
5,089		Precision Castparts Corp	838,616
5,910		Roper Industries, Inc	513,402
6,586		Stanley Works	445,214

		TOTAL CAPITAL GOODS	4,384,487

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
4,081	*	Nielsen Holdings NV	121,165

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	121,165

CONSUMER DURABLES & APPAREL - 3.5%
2,222		Jarden Corp	66,393
8,173		Nike, Inc (Class B)	787,632
2,816		Ralph Lauren Corp	388,833
2,709		Tupperware Corp	151,623
443		VF Corp	56,257

		TOTAL CONSUMER DURABLES & APPAREL	1,450,738

CONSUMER SERVICES - 6.6%
16,561		Carnival Corp	540,551
981	*	Chipotle Mexican Grill, Inc (Class A)	331,323
14,338	*	Las Vegas Sands Corp	612,663
14,440	*	MGM Mirage	150,609
9,343	*	Orient-Express Hotels Ltd (Class A)	69,792
17,899		Starbucks Corp	823,534
3,539		Yum! Brands, Inc	208,836

		TOTAL CONSUMER SERVICES	2,737,308

DIVERSIFIED FINANCIALS - 1.7%
22,541		Blackstone Group LP	315,799
3,224	*	IntercontinentalExchange, Inc	388,653

		TOTAL DIVERSIFIED FINANCIALS	704,452

ENERGY - 8.1%
5,319		Anadarko Petroleum Corp	405,999
7,739		Cenovus Energy, Inc	256,935
4,786	*	Concho Resources, Inc	448,687
6,475	e	Crescent Point Energy Corp	285,377
11,941		National Oilwell Varco, Inc	811,869
4,161		Occidental Petroleum Corp	389,886
10,466		Schlumberger Ltd	714,932

		TOTAL ENERGY	3,313,685

FOOD & STAPLES RETAILING - 1.0%
4,714		Costco Wholesale Corp	392,770

		TOTAL FOOD & STAPLES RETAILING	392,770

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.4%
10,881		Coca-Cola Enterprises, Inc	$280,512
1,222	*,e	Green Mountain Coffee Roasters, Inc	54,807
3,232		Mead Johnson Nutrition Co	222,135

		TOTAL FOOD, BEVERAGE & TOBACCO	557,454

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
6,769	*	Cerner Corp	414,601
2,967	*	Edwards Lifesciences Corp	209,767
693	*	Intuitive Surgical, Inc	320,866

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	945,234

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
6,833		Estee Lauder Cos (Class A)	767,483

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	767,483

MATERIALS - 3.9%
2,045		Celanese Corp (Series A)	90,532
21,334		Monsanto Co	1,494,874

		TOTAL MATERIALS	1,585,406

MEDIA - 1.4%
11,659		Interpublic Group of Cos, Inc	113,442
11,794		Walt Disney Co	442,275

		TOTAL MEDIA	555,717

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.0%
13,766	*	Agilent Technologies, Inc	480,846
6,337	*	Alexion Pharmaceuticals, Inc	453,095
9,576		Allergan, Inc	840,199
3,382	*	Biogen Idec, Inc	372,189
6,526	*	Celgene Corp	441,158
3,377		Perrigo Co	328,582
8,255		Pfizer, Inc	178,638
2,598		Shire plc (ADR)	269,932
14,192		Teva Pharmaceutical Industries Ltd (ADR)	572,789
9,779	*	Watson Pharmaceuticals, Inc	590,065

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,527,493

RETAILING - 4.2%
5,511	*	Amazon.com, Inc	953,954
6,477	*	Bed Bath & Beyond, Inc	375,472
9,907		Home Depot, Inc	416,490

		TOTAL RETAILING	1,745,916

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
4,305		Avago Technologies Ltd	124,242
17,505	*	Marvell Technology Group Ltd	242,445

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	366,687

SOFTWARE & SERVICES - 24.8%
17,241	*	Adobe Systems, Inc	487,403
2,497	*	Autodesk, Inc	75,734
5,113	*	Check Point Software Technologies	268,637
12,906	*	eBay, Inc	391,439
15,192	*	Electronic Arts, Inc	312,955
3,734	*	Gartner, Inc	129,831
4,055	*	Google, Inc (Class A)	2,619,124
32,116		Intuit, Inc	1,688,981
1,126		Mastercard, Inc (Class A)	419,795
28,754		Microsoft Corp	746,455
15,894	*	Nuance Communications, Inc	399,893
10,888		Oracle Corp	279,277
14,376	*	Red Hat, Inc	593,585
2,445	*	Sohu.com, Inc	122,250
11,765		Visa, Inc (Class A)	1,194,501
4,979	*	VMware, Inc (Class A)	414,203

		TOTAL SOFTWARE & SERVICES	10,144,063

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
5,641	*	Apple, Inc	$2,284,605
15,347	*	EMC Corp	330,574
19,368	*	Juniper Networks, Inc	395,301
4,547	*	NetApp, Inc	164,920
15,644		Qualcomm, Inc	855,727

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,031,127

TELECOMMUNICATION SERVICES - 2.4%
9,328	*	American Tower Corp (Class A)	559,773
10,796		Verizon Communications, Inc	433,136

		TOTAL TELECOMMUNICATION SERVICES	992,909

TRANSPORTATION - 1.7%
4,283	*	Kansas City Southern Industries, Inc	291,287
3,979		Union Pacific Corp	421,535

		TOTAL TRANSPORTATION	712,822

		TOTAL COMMON STOCKS (Cost $37,280,119)	40,421,059

SHORT-TERM INVESTMENTS - 0.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
341,312	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	341,312

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	341,312

		TOTAL SHORT-TERM INVESTMENTS (Cost $341,312)	341,312

		TOTAL INVESTMENTS - 99.5% (Cost $37,621,431)	40,762,371
		OTHER ASSETS & LIABILITIES, NET - 0.5%	187,924

		NET ASSETS - 100.0%	$40,950,295

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $325,494.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 0.3%
4,633	*	Visteon Corp	$231,372

		TOTAL AUTOMOBILES & COMPONENTS	231,372

BANKS - 3.7%
20,182		Fifth Third Bancorp	256,715
5,755	*	First Republic Bank	176,161
32,275		US Bancorp	873,039
56,244		Wells Fargo & Co	1,550,084

		TOTAL BANKS	2,855,999

CAPITAL GOODS - 7.8%
3,413		Ametek, Inc	143,687
8,298		Boeing Co	608,658
6,308		Caterpillar, Inc	571,505
10,382		Eaton Corp	451,928
57,146		General Electric Co	1,023,485
17,050		Honeywell International, Inc	926,668
7,997		KBR, Inc	222,876
3,422		Precision Castparts Corp	563,911
5,647		Roper Industries, Inc	490,555
1,820		SPX Corp	109,691
4,818		Stanley Works	325,697
4,187	*	Teledyne Technologies, Inc	229,657
8,100		Tyco International Ltd	378,351

		TOTAL CAPITAL GOODS	6,046,669

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,307	*	Acacia Research (Acacia Technologies)	47,719

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	47,719

CONSUMER DURABLES & APPAREL - 2.1%
2,906	*	Deckers Outdoor Corp	219,607
9,244		DR Horton, Inc	116,567
2,135	e	Garmin Ltd	84,994
9,381		Jarden Corp	280,305
2,381	*,e	Lululemon Athletica, Inc	111,097
12,323		Mattel, Inc	342,086
7,457	*,e	Prada S.p.A	33,561
4,451	*	Tempur-Pedic International, Inc	233,811
1,365		VF Corp	173,341

		TOTAL CONSUMER DURABLES & APPAREL	1,595,369

CONSUMER SERVICES - 2.3%
840	*	Chipotle Mexican Grill, Inc (Class A)	283,702
3,865	*,e	Dunkin Brands Group, Inc	96,548
7,091	*	Las Vegas Sands Corp	302,998
4,337		McDonald’s Corp	435,131
13,194		Starbucks Corp	607,056

		TOTAL CONSUMER SERVICES	1,725,435

DIVERSIFIED FINANCIALS - 4.0%
25,390		Blackstone Group LP	355,714
24,309		Citigroup, Inc	639,569
23,865		Discover Financial Services	572,760
16,758		JPMorgan Chase & Co	557,204
20,016		Morgan Stanley	302,842

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

11,665		NYSE Euronext	$304,457
18,520		SLM Corp	248,168

		TOTAL DIVERSIFIED FINANCIALS	2,980,714

ENERGY - 11.2%
11,000		Anadarko Petroleum Corp	839,630
6,919	*	Cameron International Corp	340,346
9,442		Cenovus Energy, Inc	313,474
15,924		Chevron Corp	1,694,314
2,428	*	Concho Resources, Inc	227,625
18,215		El Paso Corp	483,973
28,104		Exxon Mobil Corp	2,382,096
6,024		Hess Corp	342,163
16,349		Marathon Oil Corp	478,535
11,697		Noble Corp	353,483
11,666		Occidental Petroleum Corp	1,093,104

		TOTAL ENERGY	8,548,743

FOOD & STAPLES RETAILING - 1.2%
6,150		Costco Wholesale Corp	512,418
5,962		Whole Foods Market, Inc	414,836

		TOTAL FOOD & STAPLES RETAILING	927,254

FOOD, BEVERAGE & TOBACCO - 7.8%
22,368		Coca-Cola Co	1,565,088
11,215		Coca-Cola Enterprises, Inc	289,123
6,993		Corn Products International, Inc	367,762
4,300	e	Diamond Foods, Inc	138,761
4,327		Hansen Natural Corp	398,690
10,228		Hershey Co	631,885
6,005		Lorillard, Inc	684,570
19,221		Philip Morris International, Inc	1,508,464
1,444		Remy Cointreau S.A.	115,810
7,382		Unilever plc	247,549

		TOTAL FOOD, BEVERAGE & TOBACCO	5,947,702

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
7,174		Baxter International, Inc	354,970
25,742	*	Boston Scientific Corp	137,462
13,696		Cardinal Health, Inc	556,195
3,868	*	Cerner Corp	236,915
4,825	*	Coventry Health Care, Inc	146,535
7,552	*	Express Scripts, Inc	337,499
8,113		Humana, Inc	710,780
4,340	*	SXC Health Solutions Corp	245,123

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,725,479

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
4,590		Colgate-Palmolive Co	424,070
5,753		Estee Lauder Cos (Class A)	646,177
4,620		Herbalife Ltd	238,715
16,354		Procter & Gamble Co	1,090,975

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,399,937

INSURANCE - 3.8%
12,027		ACE Ltd	843,332
961		Erie Indemnity Co (Class A)	75,112
9,519		Fidelity National Title Group, Inc (Class A)	151,638
14,065		Hartford Financial Services Group, Inc	228,556
14,880		Marsh & McLennan Cos, Inc	470,506
13,095		Prudential Financial, Inc	656,321
5,661		RenaissanceRe Holdings Ltd	421,009

		TOTAL INSURANCE	2,846,474

MATERIALS - 3.2%
2,453		Airgas, Inc	191,530
5,996		Barrick Gold Corp	271,319
528		CF Industries Holdings, Inc	76,549

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

3,498		Cleveland-Cliffs, Inc	$218,100
11,034		Du Pont (E.I.) de Nemours & Co	505,137
5,647		Ecolab, Inc	326,453
5,547		LyondellBasell Industries AF S.C.A	180,222
8,167		Monsanto Co	572,262
1,201		Walter Energy, Inc	72,733

		TOTAL MATERIALS	2,414,305

MEDIA - 2.2%
6,777	*	AMC Networks, Inc	254,680
11,993		DISH Network Corp (Class A)	341,561
10,672		Time Warner, Inc	385,686
15,596		Viacom, Inc (Class B)	708,214

		TOTAL MEDIA	1,690,141

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
3,985	*	Alexion Pharmaceuticals, Inc	284,928
6,235		Allergan, Inc	547,059
3,881	*,e	AVEO Pharmaceuticals, Inc	66,753
3,696	*	Biogen Idec, Inc	406,745
7,016	*	BioMarin Pharmaceuticals, Inc	241,210
10,981	*	Biovail Corp	512,703
26,657		Bristol-Myers Squibb Co	939,393
13,433	*	Gilead Sciences, Inc	549,812
10,811		GlaxoSmithKline plc (ADR)	493,306
2,155	*	Mettler-Toledo International, Inc	318,315
21,319	*	Mylan Laboratories, Inc	457,506
88,397		Pfizer, Inc	1,912,911
10,120		Shire Ltd	351,711
11,302	*	Watson Pharmaceuticals, Inc	681,963

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,764,315

RETAILING - 4.7%
2,318	*	Amazon.com, Inc	401,246
21,243		Foot Locker, Inc	506,433
11,449	*	GameStop Corp (Class A)	276,264
21,274		Home Depot, Inc	894,360
15,938		Macy’s, Inc	512,885
3,581		Tiffany & Co	237,277
7,214		TJX Companies, Inc	465,664
3,762		Tractor Supply Co	263,904

		TOTAL RETAILING	3,558,033

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
22,880		ARM Holdings plc	211,193
9,645		Avago Technologies Ltd	278,355
30,286		Intel Corp	734,436
14,750	*	Lattice Semiconductor Corp	87,615
20,078	*	ON Semiconductor Corp	155,002

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,466,601

SOFTWARE & SERVICES - 8.6%
8,461	*	Aspen Technology, Inc	146,798
10,911	*	BMC Software, Inc	357,663
9,123	*	eBay, Inc	276,701
14,918	*	Electronic Arts, Inc	307,311
1,924	*	Google, Inc (Class A)	1,242,711
7,645		IAC/InterActiveCorp	325,677
3,694		International Business Machines Corp	679,253
1,060		Mastercard, Inc (Class A)	395,189
4,761	*	Micros Systems, Inc	221,767
31,502		Microsoft Corp	817,792
11,234		Oracle Corp	288,152
8,895	*	Red Hat, Inc	367,275
42,677	*	Symantec Corp	667,895
4,823	*	VeriFone Systems, Inc	171,313
1,922	*	VMware, Inc (Class A)	159,891

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

6,378	*	Yahoo!, Inc	$102,877

		TOTAL SOFTWARE & SERVICES	6,528,265

TECHNOLOGY HARDWARE & EQUIPMENT - 9.9%
7,556	*	Apple, Inc	3,060,180
45,957		Cisco Systems, Inc	830,903
527	*	Comverse Technology, Inc	3,615
12,226		Corning, Inc	158,693
20,784	*	EMC Corp	447,687
28,226		Hewlett-Packard Co	727,102
2,890	*	Imagination Technologies Group plc	24,638
36,305	*	JDS Uniphase Corp	379,024
4,119		Motorola, Inc	190,669
21,678		Qualcomm, Inc	1,185,786
10,568	*	Research In Motion Ltd	153,236
4,779	*	Riverbed Technology, Inc	112,307
5,789	*	SanDisk Corp	284,877

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,558,717

TELECOMMUNICATION SERVICES - 3.1%
10,489	*	American Tower Corp (Class A)	629,445
9,381		CenturyTel, Inc	348,973
34,618		Verizon Communications, Inc	1,388,874

		TOTAL TELECOMMUNICATION SERVICES	2,367,292

TRANSPORTATION - 2.3%
44,497	*	JetBlue Airways Corp	231,384
7,826	*	Kansas City Southern Industries, Inc	532,247
4,927		Union Pacific Corp	521,966
6,358		United Parcel Service, Inc (Class B)	465,342

		TOTAL TRANSPORTATION	1,750,939

UTILITIES - 2.4%
4,593		American Water Works Co, Inc	146,333
14,469	*	Calpine Corp	236,279
10,762		Edison International	445,547
8,746		Exelon Corp	379,314
11,590		NiSource, Inc	275,958
20,178		NV Energy, Inc	329,910

		TOTAL UTILITIES	1,813,341

		TOTAL COMMON STOCKS (Cost $70,574,395)	75,790,815

SHORT-TERM INVESTMENTS - 0.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
503,823	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	503,823

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	503,823

		TOTAL SHORT-TERM INVESTMENTS (Cost $503,823)	503,823

		TOTAL INVESTMENTS - 100.1% (Cost $71,078,218)	76,294,638
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(54,303)

		NET ASSETS - 100.0%	$76,240,335

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $492,367.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%
AUSTRALIA - 0.2%
77,182	e	Myer Holdings Ltd	$152,369

		TOTAL AUSTRALIA	152,369

FRANCE - 0.5%
10,676		BNP Paribas	415,717
297		Societe Generale	6,556

		TOTAL FRANCE	422,273

GERMANY - 20.4%
95,945		Bayer AG.	6,127,375
68,032		Henkel KGaA (Preference)	3,921,921
75,006		Lanxess AG.	3,873,812
14,509		Merck KGaA	1,444,867
28,492		Rheinmetall AG.	1,261,773

		TOTAL GERMANY	16,629,748

HONG KONG - 4.2%
1,566,000	e	Li & Fung Ltd	2,885,542
360,000		Trinity Ltd	258,502
51,000		Wharf Holdings Ltd	229,891

		TOTAL HONG KONG	3,373,935

INDIA - 3.1%
311,248		HDFC Bank Ltd	2,503,136

		TOTAL INDIA	2,503,136

IRELAND - 0.3%
38,841	*	Smurfit Kappa Group plc	234,231

		TOTAL IRELAND	234,231

ITALY - 0.4%
7,099		Saipem S.p.A.	300,314

		TOTAL ITALY	300,314

JAPAN - 14.6%
1,870	e	Canon, Inc	82,294
500		Daikin Industries Ltd	13,649
972		Denso Corp	26,702
850		Fanuc Ltd	129,652
4,900	e	Fast Retailing Co Ltd	891,333
216,000	e	Hitachi Ltd	1,123,625
17,900		JS Group Corp	343,070
38,000		JTEKT Corp	371,383
35,500	e	Kakaku.com, Inc	1,301,720
3,103		Kao Corp	84,668
2,480		Komatsu Ltd	57,828
2,643		Mitsubishi Corp	53,269
19,016		Mitsubishi Electric Corp	182,246
111,000	e	Mitsubishi Heavy Industries Ltd	471,439
98,053		Mitsubishi UFJ Financial Group, Inc	415,105
7,000		Mitsui Trust Holdings, Inc	20,528
850	e	Nitto Denko Corp	30,235
2,550	e	NOK Corp	43,500
5,053		Nomura Holdings, Inc	15,213
96,000	e	NTN Corp	385,075
3,900	e	Sanrio Co Ltd	200,035
18,600		Sega Sammy Holdings, Inc	401,822
53,400		Shin-Etsu Chemical Co Ltd	2,622,996
2,350		Sony Corp	42,373

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

5,750	e	Sumitomo Corp	$77,724
3,200		Sumitomo Metal Mining Co Ltd	40,967
3,000		Suruga Bank Ltd	26,776
472,000		Teijin Ltd	1,448,108
4,100	e	United Arrows Ltd	79,040
54,300	e	Ushio, Inc	780,439

		TOTAL JAPAN	11,762,814

NETHERLANDS - 0.1%
1,396		Royal Dutch Shell plc (A Shares)	51,218

		TOTAL NETHERLANDS	51,218

SWEDEN - 6.3%
58,989		Assa Abloy AB (Class B)	1,475,057
173,723		SKF AB (B Shares)	3,662,164

		TOTAL SWEDEN	5,137,221

SWITZERLAND - 18.7%
85,169		Adecco S.A.	3,549,526
3,812		Burckhardt Compression Holding AG.	949,023
319,081	*	Clariant AG.	3,132,727
5,497		Credit Suisse Group	128,840
1,328		Givaudan S.A.	1,261,903
6,825		Nestle S.A.	391,915
22,056		Swatch Group AG. Reg	1,462,618
29,643		Tecan Group AG.	2,001,439
192,116	*	UBS AG. (Switzerland)	2,279,010

		TOTAL SWITZERLAND	15,157,001

TAIWAN - 0.9%
273,000		Formosa Plastics Corp	727,727

		TOTAL TAIWAN	727,727

UNITED KINGDOM - 28.9%
10,678	*	Afren plc	14,208
972,527		Barclays plc	2,663,446
27,977		BG Group plc	597,691
301,983		Filtrona plc	1,784,209
267,902		ICAP plc	1,443,045
1,487,143		Man Group plc	2,902,216
30,245		Pearson plc	567,659
89,945		Reckitt Benckiser Group plc	4,436,090
155,507		Reed Elsevier plc	1,251,848
4,648	*	Rockhopper Exploration plc	19,508
205,142		Smiths Group plc	2,911,329
27,904		Tullow Oil plc	606,303
135,835		Wolseley plc	4,492,773

		TOTAL UNITED KINGDOM	23,690,325

		TOTAL COMMON STOCKS (Cost $93,191,773)	80,142,312

SHORT-TERM INVESTMENTS - 6.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.0%
4,844,574	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,844,574

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,844,574

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,844,574)	4,844,574

		TOTAL INVESTMENTS - 104.6% (Cost $98,036,347)	84,986,886
		OTHER ASSETS & LIABILITIES, NET - (4.6)%	(3,712,304)

		NET ASSETS - 100.0%	$81,274,582

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,632,413.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2011

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$21,167,419	26.0%
MATERIALS	15,156,915	18.6
FINANCIALS	13,049,479	16.0
HEALTH CARE	9,573,681	11.8
CONSUMER STAPLES	8,834,594	10.9
CONSUMER DISCRETIONARY	8,263,343	10.2
INFORMATION TECHNOLOGY	2,507,639	3.1
ENERGY	1,589,242	2.0
SHORT-TERM INVESTMENTS	4,844,574	6.0
OTHER ASSETS & LIABILITIES, NET	(3,712,304)	(4.6)

NET ASSETS	$81,274,582	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.1%
27,673	*	American Axle & Manufacturing Holdings, Inc	$273,686
21,595	*	Ford Motor Co	232,362
3,417	*	Visteon Corp	170,645

		TOTAL AUTOMOBILES & COMPONENTS	676,693

BANKS - 6.3%
111,000		BOC Hong Kong Holdings Ltd	261,921
12,641		Fifth Third Bancorp	160,794
49,655		First Horizon National Corp	397,240
53,347		Huntington Bancshares, Inc	292,875
2,286		PNC Financial Services Group, Inc	131,834
28,139		US Bancorp	761,160
63,503		Wells Fargo & Co	1,750,142

		TOTAL BANKS	3,755,966

CAPITAL GOODS - 8.2%
8,478		Boeing Co	621,862
14,944		CAE, Inc	145,076
76,870		General Electric Co	1,376,742
8,424		Honeywell International, Inc	457,844
9,977		KBR, Inc	278,059
1,719		L-3 Communications Holdings, Inc	114,623
42,082		Masco Corp	441,019
6,589		SPX Corp	397,119
11,398		Textron, Inc	210,749
13,665		Tyco International Ltd	638,292
7,193	*	United Rentals, Inc	212,553

		TOTAL CAPITAL GOODS	4,893,938

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
8,708		Edenred	213,607

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	213,607

CONSUMER DURABLES & APPAREL - 1.6%
9,324		Jarden Corp	278,601
11,516		Newell Rubbermaid, Inc	185,983
76,638	*	Pulte Homes, Inc	483,586

		TOTAL CONSUMER DURABLES & APPAREL	948,170

CONSUMER SERVICES - 1.9%
7,605		Darden Restaurants, Inc	346,636
9,500	*	Las Vegas Sands Corp	405,935
18,353	*	MGM Mirage	191,422
25,701	*	Orient-Express Hotels Ltd (Class A)	191,986

		TOTAL CONSUMER SERVICES	1,135,979

DIVERSIFIED FINANCIALS - 6.8%
9,740		Apollo Management LP	120,873
107,101		Bank of America Corp	595,482
25,766		Blackstone Group LP	360,983
33,334		Citigroup, Inc	877,017
4,736		Discover Financial Services	113,664
11,493	*	E*Trade Financial Corp	91,484
43,000		Janus Capital Group, Inc	271,330
25,502		JPMorgan Chase & Co	847,942
17,871		Morgan Stanley	270,388
7,833		State Street Corp	315,748
22,503	*	UBS A.G.	266,210

		TOTAL DIVERSIFIED FINANCIALS	4,131,121

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

ENERGY - 11.5%
8,707		Anadarko Petroleum Corp	$664,605
2,328		Apache Corp	210,870
611	*,e	C&J Energy Services, Inc	12,788
2,205		Cabot Oil & Gas Corp	167,360
6,774		Cenovus Energy, Inc	224,897
16,533		Chevron Corp	1,759,110
13,972	*	Cobalt International Energy, Inc	216,845
1,730	*	Concho Resources, Inc	162,188
2,441		ConocoPhillips	177,876
5,372	e	Crescent Point Energy Corp	236,763
1,302		Devon Energy Corp	80,724
8,035		Ensco International plc (ADR)	377,002
1,111		Equitable Resources, Inc	60,872
2,367		Exxon Mobil Corp	200,627
16,373		Marathon Oil Corp	479,238
3,808		Marathon Petroleum Corp	126,768
7,579		Occidental Petroleum Corp	710,151
4,974	*	Southwestern Energy Co	158,870
302		Spectra Energy Corp	9,287
6,957		Transocean Ltd	267,079
28,073	*	Weatherford International Ltd	410,989
6,327		Williams Cos, Inc	208,918

		TOTAL ENERGY	6,923,827

FOOD & STAPLES RETAILING - 1.4%
21,214		CVS Corp	865,107

		TOTAL FOOD & STAPLES RETAILING	865,107

FOOD, BEVERAGE & TOBACCO - 4.3%
13,932		Altria Group, Inc	413,084
1,938		Anheuser-Busch InBev NV (ADR)	118,199
4,185		General Mills, Inc	169,116
16,417		Kraft Foods, Inc (Class A)	613,339
2,380		Lorillard, Inc	271,320

5,198		PepsiCo, Inc	344,887
3,544	*	Ralcorp Holdings, Inc	303,012
2,555		Remy Cointreau S.A.	204,913
6,949	*	Smithfield Foods, Inc	168,722

		TOTAL FOOD, BEVERAGE & TOBACCO	2,606,592

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
4,403		Baxter International, Inc	217,860
29,009	*	Boston Scientific Corp	154,908
12,694	*	Hologic, Inc	222,272
1,453		Quest Diagnostics, Inc	84,361
15,647		UnitedHealth Group, Inc	792,990
5,039		WellPoint, Inc	333,834

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,806,225

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
21,282		Procter & Gamble Co	1,419,722

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,419,722

INSURANCE - 6.0%
7,643		ACE Ltd	535,928
4,647		Aflac, Inc	201,029
9,167		Allstate Corp	251,267
2,041		Everest Re Group Ltd	171,628
18,349		Hartford Financial Services Group, Inc	298,171
13,506		Marsh & McLennan Cos, Inc	427,060
1,880		Max Capital Group Ltd	44,424
16,130		Metlife, Inc	502,933
1,771		PartnerRe Ltd	113,716
9,694		Prudential Financial, Inc	485,863

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,037		RenaissanceRe Holdings Ltd	$151,492
8,112		Travelers Cos, Inc	479,987

		TOTAL INSURANCE	3,663,498

MATERIALS - 3.1%
3,889		Ashland, Inc	222,295
4,018		Celanese Corp (Series A)	177,877
2,033		Cleveland-Cliffs, Inc	126,758
9,334		Dow Chemical Co	268,446
6,765	*	Ferro Corp	33,081
7,809	*	Georgia Gulf Corp	152,197
23,040	*	Louisiana-Pacific Corp	185,933
8,692		PolyOne Corp	100,393
12,000		Teijin Ltd	36,816
11,045	e	United States Steel Corp	292,251
4,869		Walter Energy, Inc	294,866

		TOTAL MATERIALS	1,890,913

MEDIA - 2.1%
16,367		DISH Network Corp (Class A)	466,132
10,854		News Corp (Class A)	193,635

1,918		Scripps Networks Interactive (Class A)	81,362
14,367		Walt Disney Co	538,763

		TOTAL MEDIA	1,279,892

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
3,277		Amgen, Inc	210,416
56,761	*	Biovitrum AB	124,239
2,981		Bristol-Myers Squibb Co	105,050
13,783		Johnson & Johnson	903,889
28,321		Merck & Co, Inc	1,067,702
9,160	*	Mylan Laboratories, Inc	196,574
99,005		Pfizer, Inc	2,142,467
15,930		Teva Pharmaceutical Industries Ltd (ADR)	642,935
9,427	*	Vanda Pharmaceuticals, Inc	44,873
8,075	*	Warner Chilcott plc	122,175
3,340	*	Watson Pharmaceuticals, Inc	201,536

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,761,856

REAL ESTATE - 2.9%
1,069		Boston Properties, Inc	106,472
37,283		Chimera Investment Corp	93,580
3,621		General Growth Properties, Inc	54,387
17,022		Kimco Realty Corp	276,438
4,874		Potlatch Corp	151,630
2,689		SL Green Realty Corp	179,196
5,095		Starwood Property Trust, Inc	94,308
591		Vornado Realty Trust	45,424
24,802		Weyerhaeuser Co	463,054
61,000		Wharf Holdings Ltd	274,968

		TOTAL REAL ESTATE	1,739,457

RETAILING - 3.2%
2,900	*	Children’s Place Retail Stores, Inc	154,048
5,709	*	GameStop Corp (Class A)	137,758
12,537		JC Penney Co, Inc	440,676
56,000		Li & Fung Ltd	103,187
33,936		Lowe’s Companies, Inc	861,295
8,567	*	Urban Outfitters, Inc	236,107

		TOTAL RETAILING	1,933,071

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
5,339		Avago Technologies Ltd	154,084
17,077	*,e	Freescale Semiconductor Holdings Ltd	216,024
29,957		Intel Corp	726,458
11,408	*	Lam Research Corp	422,324
26,278	*	ON Semiconductor Corp	202,866

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

37,533	*	RF Micro Devices, Inc	$202,678
424,266	*	Solomon Systech International Ltd	9,592
10,448		Texas Instruments, Inc	304,141

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,238,167

SOFTWARE & SERVICES - 4.4%
1,965	*	Alliance Data Systems Corp	204,046
22,577	*	AOL, Inc	340,913
3,154		DST Systems, Inc	143,570
28,465	*	eBay, Inc	863,343
7,515	*	Electronic Arts, Inc	154,809
2,173	*	Sohu.com, Inc	108,650
6,473		Visa, Inc (Class A)	657,203
13,589	*	Yahoo!, Inc	219,191

		TOTAL SOFTWARE & SERVICES	2,691,725

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
52,934		Cisco Systems, Inc	957,046
26,403		Corning, Inc	342,710
42,708		Hewlett-Packard Co	1,100,158
15,000	e	Hitachi Ltd	78,030
22,827	*	JDS Uniphase Corp	238,314
12,594	*	Juniper Networks, Inc	257,044
2,595	*	SanDisk Corp	127,700

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,101,002

TELECOMMUNICATION SERVICES - 4.1%
44,909		AT&T, Inc	1,358,049
5,606		CenturyTel, Inc	208,543
23,062		Verizon Communications, Inc	925,247

		TOTAL TELECOMMUNICATION SERVICES	2,491,839

TRANSPORTATION - 1.0%
10,074	*	Swift Transportation Co, Inc	83,010
9,876	*	UAL Corp	186,360
1,446		Union Pacific Corp	153,189
15,330		UTI Worldwide, Inc	203,736

		TOTAL TRANSPORTATION	626,295

UTILITIES - 5.9%
3,275		American Electric Power Co, Inc	135,290
21,244	*	Calpine Corp	346,914
11,708		Centerpoint Energy, Inc	235,214
652		Entergy Corp	47,629
23,709		Exelon Corp	1,028,259
6,050		FirstEnergy Corp	268,015
3,631		NextEra Energy, Inc	221,055
8,079		NV Energy, Inc	132,092
7,314		PG&E Corp	301,483
10,291		PPL Corp	302,761
3,522		Public Service Enterprise Group, Inc	116,261
92,090	*	RRI Energy, Inc	240,355
4,769	e	Utilities Select Sector SPDR Fund	171,589

		TOTAL UTILITIES	3,546,917

		TOTAL COMMON STOCKS (Cost $62,467,967)	60,341,579

SHORT-TERM INVESTMENTS - 1.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
862,833	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	862,833

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	862,833

		TOTAL SHORT-TERM INVESTMENTS (Cost $862,833)	862,833

		TOTAL INVESTMENTS - 101.3% (Cost $63,330,800)	61,204,412

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY	VALUE

	OTHER ASSETS & LIABILITIES, NET - (1.3)%	$(763,896)

	NET ASSETS - 100.0%	$60,440,516

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $836,035.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.0%
11,200	*	American Axle & Manufacturing Holdings, Inc	$110,768
1,607		Cooper Tire & Rubber Co	22,514
23,769	*	Dana Holding Corp	288,793
5,336		Superior Industries International, Inc	88,257
4,094	*	Tower International, Inc	43,970

		TOTAL AUTOMOBILES & COMPONENTS	554,302

BANKS - 6.5%
890		1st Source Corp	22,544
1,320		Berkshire Hills Bancorp, Inc	29,291
10,174		Brookline Bancorp, Inc	85,869
580		Century Bancorp, Inc	16,379
1,950		Chemical Financial Corp	41,574
1,200	e	City Holding Co	40,668
5,527		Columbia Banking System, Inc	106,505
1,792		Community Bank System, Inc	49,818
2,948		Dime Community Bancshares	37,145
9,612		East West Bancorp, Inc	189,837
699		Federal Agricultural Mortgage Corp (Class C)	12,596
670		First Defiance Financial Corp	9,775
9,515		First Financial Bancorp	158,330
4,112	e	First Financial Bankshares, Inc	137,464
1,170		First Interstate Bancsystem, Inc	15,245
7,400	*	First Republic Bank	226,515
7,039		FirstMerit Corp	106,500
2,030		FNB Corp	22,959
3,821		Hancock Holding Co	122,157
1,138	e	Independent Bank Corp	31,056
4,563		International Bancshares Corp	83,663
4,223		National Penn Bancshares, Inc	35,642
2,612		NBT Bancorp, Inc	57,804
2,646		Northwest Bancshares, Inc	32,916
6,750		Oritani Financial Corp	86,198
9,140		PrivateBancorp, Inc	100,357
4,432		Prosperity Bancshares, Inc	178,831
11,160		Provident Financial Services, Inc	149,432
859	*	Signature Bank	51,531
1,860		Simmons First National Corp (Class A)	50,573
1,882		Sterling Bancorp	16,260
6,754	*	SVB Financial Group	322,099
1,730	*	The Bancorp, Inc	12,508
910		Trico Bancshares	12,940
5,355		UMB Financial Corp	199,474
17,900		Umpqua Holdings Corp	221,781
1,100	e	United Bankshares, Inc	31,097
1,972		United Financial Bancorp, Inc	31,729
5,840		Webster Financial Corp	119,078
18,608	*	Western Alliance Bancorp	115,928
5,095	e	Wintrust Financial Corp	142,915

		TOTAL BANKS	3,514,983

CAPITAL GOODS - 9.2%
12,390		Actuant Corp (Class A)	281,130
1,860		Alamo Group, Inc	50,090
3,569	*	Altra Holdings, Inc	67,204
2,036		Ampco-Pittsburgh Corp	39,376

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,973	*	Astec Industries, Inc	$95,760
8,337		Barnes Group, Inc	201,005
3,731	*	Beacon Roofing Supply, Inc	75,478
6,473		Belden CDT, Inc	215,421
835	*	Blount International, Inc	12,124
1,779		Briggs & Stratton Corp	27,557
3,562		Cascade Corp	168,020
4,318	*	Ceradyne, Inc	115,636
4,826	*,e	Colfax Corp	137,444
1,951		Cubic Corp	85,044
8,256		Curtiss-Wright Corp	291,684
3,100	*	DXP Enterprises, Inc	99,820
2,600	*	Dycom Industries, Inc	54,392
9,880		EMCOR Group, Inc	264,883
5,800	*	EnerSys	150,626
5,762	*	EnPro Industries, Inc	190,031
3,200		Franklin Electric Co, Inc	139,392
11,435	*	GenCorp, Inc	60,834
5,000		Granite Construction, Inc	118,600
4,873	e	Heico Corp	284,973
4,395	*	Kadant, Inc	99,371
2,700		Kennametal, Inc	98,604
2,380	*	Layne Christensen Co	57,596
1,470		LB Foster Co (Class A)	41,586
2,000		Lindsay Manufacturing Co	109,780
4,100	*	Moog, Inc (Class A)	180,113
1,581		Nacco Industries, Inc (Class A)	141,057
9,889	*	NCI Building Systems, Inc	107,493
4,628	*	Orbital Sciences Corp	67,245
3,102		Primoris Services Corp	46,313
5,100	*	Sauer-Danfoss, Inc	184,671
46	*	Seaboard Corp	93,656
4,017		Standex International Corp	137,261
3,970	*	Sterling Construction Co, Inc	42,757
4,370		Triumph Group, Inc	255,427
8,000	*	United Rentals, Inc	236,400

		TOTAL CAPITAL GOODS	5,125,854

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
7,581	*	Acacia Research (Acacia Technologies)	276,782
5,931		Administaff, Inc	150,351
2,386	*	Advisory Board Co	177,065
10,577		Brink’s Co	284,311
3,800	*	Clean Harbors, Inc	242,174
2,650	*	Consolidated Graphics, Inc	127,942
3,791		Corporate Executive Board Co	144,437
1,994	*	Exponent, Inc	91,664
6,600	*	Korn/Ferry International	112,596
14,514		Steelcase, Inc (Class A)	108,274
6,931	*	SYKES Enterprises, Inc	108,539
7,617	*	Tetra Tech, Inc	164,451
8,953	*	TrueBlue, Inc	124,268

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,112,854

CONSUMER DURABLES & APPAREL - 2.8%
4,535	*	Arctic Cat, Inc	102,264
1,136		Blyth, Inc	64,525
9,677	*	CROCS, Inc	142,929
4,031	*	Helen of Troy Ltd	123,752
4,817	*,e	iRobot Corp	143,786
5,371	e	Jakks Pacific, Inc	75,785
16,100	e	KB Home	108,192
3,007	*	Kenneth Cole Productions, Inc (Class A)	31,844
5,500	*	La-Z-Boy, Inc	65,450
11,030	*,e	Liz Claiborne, Inc	95,189
2,141		Oxford Industries, Inc	96,602

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,250		Polaris Industries, Inc	$69,975
10,700	*	Quiksilver, Inc	38,627
1,581		Sturm Ruger & Co, Inc	52,900
1,550	*	Tempur-Pedic International, Inc	81,422
7,240	*	True Religion Apparel, Inc	250,359
439	*	Warnaco Group, Inc	21,968

		TOTAL CONSUMER DURABLES & APPAREL	1,565,569

CONSUMER SERVICES - 3.0%
2,013	*,e	American Public Education, Inc	87,123
11,311		Ameristar Casinos, Inc	195,567
4,600	*,e	Bridgepoint Education, Inc	105,800
2,165	*,e	Capella Education Co	78,048
2,528		CEC Entertainment, Inc	87,090
6,636	*	Cheesecake Factory	194,767
3,370	*,e	Coinstar, Inc	153,807
1,300	*	Domino’s Pizza, Inc	44,135
3,525	*	Papa John’s International, Inc	132,822
3,288		PF Chang’s China Bistro, Inc	101,632
5,920		Sotheby’s (Class A)	168,897
163	*	Steak N Shake Co	60,023
1,200	e	Strayer Education, Inc	116,628
3,900		Texas Roadhouse, Inc (Class A)	58,110
4,895	*	Universal Technical Institute, Inc	62,558

		TOTAL CONSUMER SERVICES	1,647,007

DIVERSIFIED FINANCIALS - 2.9%
10,420		BGC Partners, Inc (Class A)	61,895
3,694		Calamos Asset Management, Inc (Class A)	46,212
8,900	*	Dollar Financial Corp	160,734
200	*,m	DVI, Inc	0
6,618		Evercore Partners, Inc (Class A)	176,171
3,200	*	First Cash Financial Services, Inc	112,288
8,250	e	FXCM, Inc	80,438
900		GAMCO Investors, Inc (Class A)	39,141
1,700		Hercules Technology Growth Capital, Inc	16,048
7,560	*	Investment Technology Group, Inc	81,724
3,800	e	iShares Russell 2000 Index Fund	280,021
4,578		Nelnet, Inc (Class A)	112,024
2,547		New Mountain Finance Corp	34,155
7,305	*	PHH Corp	78,164
3,784	*	Piper Jaffray Cos	76,437
7,100	*	Stifel Financial Corp	227,555
3,577	e	Triangle Capital Corp	68,392

		TOTAL DIVERSIFIED FINANCIALS	1,651,399

ENERGY - 7.3%
6,037		Alon USA Energy, Inc	52,582
1,113	*	Bill Barrett Corp	37,920
4,800	*,e	C&J Energy Services, Inc	100,464
22,556	*	Callon Petroleum Co	112,103
9,600	*	Cloud Peak Energy, Inc	185,472
4,504	*	Complete Production Services, Inc	151,154
8,400	*	Comstock Resources, Inc	128,520
8,000	*	CVR Energy, Inc	149,840
6,891		Delek US Holdings, Inc	78,626
6,179	*	Energy Partners Ltd	90,213
7,446	*	Energy XXI Bermuda Ltd	237,378
7,368	*	Green Plains Renewable Energy, Inc	71,912
8,500	*	Helix Energy Solutions Group, Inc	134,300
18,270	*	ION Geophysical Corp	111,995
4,260	*	Key Energy Services, Inc	65,902
20,100	*	Kodiak Oil & Gas Corp	190,950
2,300	*	Mitcham Industries, Inc	50,232
27,960	*	Newpark Resources, Inc	265,620
14,603	*	Parker Drilling Co	104,704
3,700	*	Petroleum Development Corp	129,907

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,763	*	Rosetta Resources, Inc	$207,191
8,436	*	Stone Energy Corp	222,542
4,050	*	Swift Energy Co	120,366
5,966		Targa Resources Investments, Inc	242,757
13,878	*	Tetra Technologies, Inc	129,621
22,429	*	Vaalco Energy, Inc	135,471
8,315		W&T Offshore, Inc	176,361
5,500	*,e	Western Refining, Inc	73,095
6,260		World Fuel Services Corp	262,796

		TOTAL ENERGY	4,019,994

FOOD & STAPLES RETAILING - 1.8%
6,023	*	Pantry, Inc	72,095
171,010	*	Rite Aid Corp	215,473
7,271		Ruddick Corp	310,035
2,800		Spartan Stores, Inc	51,800
3,500	*	United Natural Foods, Inc	140,035
370		Village Super Market (Class A)	10,527
1,868		Weis Markets, Inc	74,608
13,140	*	Winn-Dixie Stores, Inc	123,253

		TOTAL FOOD & STAPLES RETAILING	997,826

FOOD, BEVERAGE & TOBACCO - 1.5%
2,052	*,e	Boston Beer Co, Inc (Class A)	222,765
1,530		Cal-Maine Foods, Inc	55,952
250		Coca-Cola Bottling Co Consolidated	14,638
2,315	*	Darling International, Inc	30,766
1,700	e	Diamond Foods, Inc	54,859
4,400	*	Hain Celestial Group, Inc	161,304
1,344		J&J Snack Foods Corp	71,608
7,990	*	Omega Protein Corp	56,969
12,702	*	Smart Balance, Inc	68,083
2,300		Universal Corp	105,708

		TOTAL FOOD, BEVERAGE & TOBACCO	842,652

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
5,055	*	Arthrocare Corp	160,142
2,800	*,e	athenahealth, Inc	137,536
3,619		Cantel Medical Corp	101,079
5,600	*	Centene Corp	221,704
2,744		Computer Programs & Systems, Inc	140,246
3,777	*	Conmed Corp	96,956
7,153	*	Greatbatch, Inc	158,081
1,340	*	Haemonetics Corp	82,035
23,004	*,e	Hansen Medical, Inc	59,350
170	*	Kensey Nash Corp	3,262
12,536	*	Kindred Healthcare, Inc	147,549
4,651	*	Medidata Solutions, Inc	101,159
408	*	Metropolitan Health Networks, Inc	3,048
11,307	*	Molina Healthcare, Inc	252,485
11,035	*	NxStage Medical, Inc	196,202
5,512	*	Omnicell, Inc	91,058
5,106	*	OraSure Technologies, Inc	46,516
2,609	*	Orthofix International NV	91,915
1,917	*	Providence Service Corp	26,378
30,613	*	RTI Biologics, Inc	135,922
2,434	*	SonoSite, Inc	131,095
7,000	*	Staar Surgical Co	73,430
6,607	*	Team Health Holdings, Inc	145,816
2,691	*	Triple-S Management Corp (Class B)	53,874
5,440	*	WellCare Health Plans, Inc	285,600
6,828	*	Wright Medical Group, Inc	112,662
1,026	*	Zoll Medical Corp	64,823

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,119,923

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
3,600	*	Elizabeth Arden, Inc	133,344

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,563		Inter Parfums, Inc	$39,880
6,605	*,e	Medifast, Inc	90,621
4,674		Nu Skin Enterprises, Inc (Class A)	227,016
4,130	*	Revlon, Inc (Class A)	61,413

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	552,274

INSURANCE - 3.2%
13,380		American Equity Investment Life Holding Co	139,152
2,211	*	American Safety Insurance Holdings Ltd	48,089
46,769	*	Conseco, Inc	295,112
4,567		FBL Financial Group, Inc (Class A)	155,369
15,898		First American Financial Corp	201,428
6,465		Horace Mann Educators Corp	88,635
4,015		Meadowbrook Insurance Group, Inc	42,880
1,025	*	National Financial Partners Corp	13,858
6,790		OneBeacon Insurance Group Ltd (Class A)	104,498
4,580		ProAssurance Corp	365,576
1,600		RLI Corp	116,576
3,663		Selective Insurance Group, Inc	64,945
14,080		Symetra Financial Corp	127,706

		TOTAL INSURANCE	1,763,824

MATERIALS - 4.0%
4,085	*	Brush Engineered Materials, Inc	99,184
9,709		Buckeye Technologies, Inc	324,669
1,700		Carpenter Technology Corp	87,516
9,700	*	Coeur d’Alene Mines Corp	234,158
257	*,e	Contango ORE, Inc	3,470
3,600		H.B. Fuller Co	83,196
2,787		Haynes International, Inc	152,170
2,006		Hecla Mining Co	10,491
3,000	*	Innospec, Inc	84,210
2,400		Kaiser Aluminum Corp	110,112
6,373	*	Kapstone Paper and Packaging Corp	100,311
3,169		Koppers Holdings, Inc	108,887
3,400	*	LSB Industries, Inc	95,302
3,946		Minerals Technologies, Inc	223,067
1,129		Olympic Steel, Inc	26,328
21,958		PolyOne Corp	253,615
1,242		Stepan Co	99,559
1,884	*	Texas Petrochemicals, Inc	43,954
1,600	*	Universal Stainless & Alloy	59,776
12,700	*,e	US Gold Corp	42,672

		TOTAL MATERIALS	2,242,647

MEDIA - 0.8%
3,800		Arbitron, Inc	130,758
10,149	*	Journal Communications, Inc (Class A)	44,656
5,946		National CineMedia, Inc	73,730
13,600	*,e	New York Times Co (Class A)	105,128
3,988		Scholastic Corp	119,520

		TOTAL MEDIA	473,792

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
2,620	*	Acorda Therapeutics, Inc	62,461
16,968	*	Akorn, Inc	188,684
12,857	*	Alkermes PLC	223,198
5,815	*	AMAG Pharmaceuticals, Inc	109,962
4,400	*	Ariad Pharmaceuticals, Inc	53,900
8,575	*	Arqule, Inc	48,363
7,612	*	Astex Pharmaceuticals	14,387
8,420	*,e	AVEO Pharmaceuticals, Inc	144,824
4,340	*	Cepheid, Inc	149,339
1,920	*	Cornerstone Therapeutics, Inc	10,752
8,572	*	Cubist Pharmaceuticals, Inc	339,622
4,110	*	Emergent Biosolutions, Inc	69,212
4,800	*,e	Enzon Pharmaceuticals, Inc	32,160

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,881	*,e	Idenix Pharmaceuticals, Inc	$28,894
5,300	*	InterMune, Inc	66,780
5,727	*	Jazz Pharmaceuticals, Inc	221,234
13,014	*	Medicines Co	242,581
6,867		Medicis Pharmaceutical Corp (Class A)	228,328
5,025	*	Momenta Pharmaceuticals, Inc	87,385
12,107	*	Neurocrine Biosciences, Inc	102,910
1,533	*	NPS Pharmaceuticals, Inc	10,102
1,420	*	Onyx Pharmaceuticals, Inc	62,409
3,720	*,e	Optimer Pharmaceuticals, Inc	45,533
9,920	*,e	Orexigen Therapeutics, Inc	15,971
5,811	*	Par Pharmaceutical Cos, Inc	190,194
7,366	*	Questcor Pharmaceuticals, Inc	306,278
4,410	*	Salix Pharmaceuticals Ltd	211,019
11,590	*	Santarus, Inc	38,363
4,970	*	Sciclone Pharmaceuticals, Inc	21,321
11,900	*,e	Sequenom, Inc	52,955
17,811	*	Spectrum Pharmaceuticals, Inc	260,575
1,100	*	Theravance, Inc	24,310
7,491	*	Vanda Pharmaceuticals, Inc	35,657
13,922	*	Viropharma, Inc	381,323

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,080,986

REAL ESTATE - 8.3%
2,322		Agree Realty Corp	56,610
140		Alexander’s, Inc	51,804
6,111		Associated Estates Realty Corp	97,470
10,632		CBL & Associates Properties, Inc	166,922
6,624		Colony Financial, Inc	104,063
11,680		DuPont Fabros Technology, Inc	282,890
3,290		EastGroup Properties, Inc	143,049
4,870		Entertainment Properties Trust	212,868
4,261		Equity Lifestyle Properties, Inc	284,166
14,900		Extra Space Storage, Inc	361,027
6,608		Highwoods Properties, Inc	196,059
688		Home Properties, Inc	39,608
6,274		LTC Properties, Inc	193,616
1,100		Mid-America Apartment Communities, Inc	68,805
3,876		National Health Investors, Inc	170,466
13,584		National Retail Properties, Inc	358,346
27,445		Newcastle Investment Corp	127,619
23,877		NorthStar Realty Finance Corp	113,893
8,477		Omega Healthcare Investors, Inc	164,030
7,422		Pennymac Mortgage Investment Trust	123,354
5,315		Potlatch Corp	165,350
3,850		PS Business Parks, Inc	213,406
1,807		Saul Centers, Inc	64,004
4,219		Sovran Self Storage, Inc	180,025
3,150		STAG Industrial, Inc	36,131
2,400		Sun Communities, Inc	87,672
12,918		Tanger Factory Outlet Centers, Inc	378,757
11,800		Two Harbors Investment Corp	109,032
3,400		Urstadt Biddle Properties, Inc (Class A)	61,472

		TOTAL REAL ESTATE	4,612,514

RETAILING - 3.5%
11,700	*	Aeropostale, Inc	178,425
8,010	*	Ann Taylor Stores Corp	198,488
9,000		Bebe Stores, Inc	74,970
4,286	e	Bon-Ton Stores, Inc	14,444
4,158		Cato Corp (Class A)	100,624
1,394		Core-Mark Holding Co, Inc	55,202
10,140	*	Express Parent LLC	202,192
11,117		Finish Line, Inc (Class A)	214,391
3,080	*	Hibbett Sports, Inc	139,154
3,190		HSN, Inc	115,669
3,415	*,e	Overstock.com, Inc	26,774

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

23,513	*	Pier 1 Imports, Inc	$327,535
6,500	*	Select Comfort Corp	140,985
16,160	*	Wet Seal, Inc (Class A)	52,682
4,079	*,e	Zumiez, Inc	113,233

		TOTAL RETAILING	1,954,768

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
2,280	*	Amtech Systems, Inc	19,403
4,539	*,e	Ceva, Inc	137,350
7,774	*	Cirrus Logic, Inc	123,218
25,892	*	Entegris, Inc	225,908
23,240	*,e	Entropic Communications, Inc	118,756
17,832	*	FSI International, Inc	65,265
22,164	*,e	GT Solar International, Inc	160,467
26,397	*	Kulicke & Soffa Industries, Inc	244,173
28,942	*	Lattice Semiconductor Corp	171,915
7,833	*	LTX-Credence Corp	41,907
11,143	*	Mindspeed Technologies, Inc	51,035
5,059		MKS Instruments, Inc	140,741
8,300	*	Omnivision Technologies, Inc	101,551
20,600	*	Photronics, Inc	125,248
10,034	*	RF Micro Devices, Inc	54,184
19,862	*	Silicon Image, Inc	93,351
5,868	*	Tessera Technologies, Inc	98,289
2,400	*	Ultratech, Inc	58,968

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,031,729

SOFTWARE & SERVICES - 8.3%
4,900	*	ACI Worldwide, Inc	140,336
11,200	*	Aspen Technology, Inc	194,320
5,257		Blackbaud, Inc	145,619
3,210	*,e	BroadSoft, Inc	96,942
2,290	*	CACI International, Inc (Class A)	128,057
16,350	*	Cadence Design Systems, Inc	170,040
8,566	*	Cardtronics, Inc	231,796
7,834	*	Commvault Systems, Inc	334,667
23,800		Earthlink, Inc	153,272
6,541	*	Euronet Worldwide, Inc	120,878
1,590	*	Forrester Research, Inc	53,965
4,500		Heartland Payment Systems, Inc	109,620
2,700		IAC/InterActiveCorp	115,020
7,876	*	Infospace, Inc	86,557
3,799	*	Interactive Intelligence, Inc	87,073
4,027		j2 Global, Inc	113,320
7,999	*	Liveperson, Inc	100,387
3,460	*	LogMeIn, Inc	133,383
17,620	*	Magma Design Automation, Inc	126,512
5,622	*	Manhattan Associates, Inc	227,579
7,548		MAXIMUS, Inc	312,109
1,886	*	MicroStrategy, Inc (Class A)	204,292
3,300	*	NetSuite, Inc	133,815
1,419		Opnet Technologies, Inc	52,035
7,630	*	Progress Software Corp	147,641
1,200	*	QLIK Technologies, Inc	29,040
1,953	*	RightNow Technologies, Inc	83,452
8,713	*	SolarWinds, Inc	243,527
5,690	*	TeleNav, Inc	44,439
5,438	*	TeleTech Holdings, Inc	88,096
12,366	*	TiVo, Inc	110,923
6,986	*	Unisys Corp	137,694
11,800		United Online, Inc	64,192
5,909	*	Websense, Inc	110,676

		TOTAL SOFTWARE & SERVICES	4,631,274

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
4,377	*	Agilysys, Inc	34,797
3,708	*	Arris Group, Inc	40,121

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,350	*	Blue Coat Systems, Inc	$288,857
20,744	*	Brightpoint, Inc	223,205
8,448		Cognex Corp	302,354
2,960	*	Coherent, Inc	154,719
6,849		Comtech Telecommunications Corp	196,018
3,000	*	Electro Scientific Industries, Inc	43,440
13,408	*	Extreme Networks, Inc	39,151
3,886	*	FEI Co	158,471
6,790	*	Finisar Corp	113,699
4,200	*	Insight Enterprises, Inc	64,218
800	e	InterDigital, Inc	34,856
9,150		Jabil Circuit, Inc	179,889
13,240	*	Kemet Corp	93,342
3,380	*	Netgear, Inc	113,467
10,173	*	Newport Corp	138,455
2,902	*	Oplink Communications, Inc	47,796
3,100	*	OSI Systems, Inc	151,218
4,830		Plantronics, Inc	172,141
4,345	*	Plexus Corp	118,966
70,160	*	Quantum Corp	168,384
6,978	*,e	Rackable Systems, Inc	79,968
3,200	*	Riverbed Technology, Inc	75,200
5,107	*	Synaptics, Inc	153,976

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,186,708

TELECOMMUNICATION SERVICES - 1.2%
51,938	*	Cincinnati Bell, Inc	157,372
9,015	*	Cogent Communications Group, Inc	152,263
7,168		IDT Corp (Class B)	67,236
7,050	*	Neutral Tandem, Inc	75,365
6,061		USA Mobility, Inc	84,066
60,080	*	Vonage Holdings Corp	147,196

		TOTAL TELECOMMUNICATION SERVICES	683,498

TRANSPORTATION - 3.5%
5,087	*	Alaska Air Group, Inc	381,983
1,975	*	Amerco, Inc	174,590
11,053		Arkansas Best Corp	212,991
2,292	*	Atlas Air Worldwide Holdings, Inc	88,082
17,600	*	Avis Budget Group, Inc	188,672
7,362		Celadon Group, Inc	86,945
2,353	*	Dollar Thrifty Automotive Group, Inc	165,322
3,100		Forward Air Corp	99,355
2,711		Marten Transport Ltd	48,771
5,570	*	Old Dominion Freight Line	225,752
1,600		Ryder System, Inc	85,024
30,091	*,e	US Airways Group, Inc	152,561

		TOTAL TRANSPORTATION	1,910,048

UTILITIES - 3.7%
10,981		Avista Corp	282,761
3,430		Black Hills Corp	115,179
1,794		Chesapeake Utilities Corp	77,770
5,800		Cleco Corp	220,980
12,303		Empire District Electric Co	259,470
7,468	*	Genie Energy Ltd	59,221
4,395		Laclede Group, Inc	177,866
13,281		Portland General Electric Co	335,877
7,620		Southwest Gas Corp	323,773
1,060		UIL Holdings Corp	37,492
2,950		WGL Holdings, Inc	130,449

		TOTAL UTILITIES	2,020,838

		TOTAL COMMON STOCKS (Cost $54,198,215)	55,297,263

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 6.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.4%
3,514,637	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$3,514,637

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,514,637

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,514,637)	3,514,637

		TOTAL INVESTMENTS - 106.2% (Cost $57,712,852)	58,811,900
		OTHER ASSETS & LIABILITIES, NET - (6.2)%	(3,421,119)

		NET ASSETS - 100.0%	$55,390,781

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,400,556.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.9%
839	*	American Axle & Manufacturing Holdings, Inc	$8,298
234	*	Amerigon, Inc (Class A)	3,337
1,100		Autoliv, Inc	58,839
1,361	*	BorgWarner, Inc	86,749
700		Cooper Tire & Rubber Co	9,807
2,264	*	Dana Holding Corp	27,508
133	*	Dorman Products, Inc	4,912
290	*	Drew Industries, Inc	7,114
3,265	*	Exide Technologies	8,587
261	*	Federal Mogul Corp (Class A)	3,850
47,257	*	Ford Motor Co	508,486
280	*,e	Fuel Systems Solutions, Inc	4,617
9,830	*	General Motors Co	199,254
1,773		Gentex Corp	52,463
3,033	*	Goodyear Tire & Rubber Co	42,978
2,938		Harley-Davidson, Inc	114,200
8,671		Johnson Controls, Inc	271,054
1,472		Lear Corp	58,586
500	*	Modine Manufacturing Co	4,730
147	*	Motorcar Parts of America, Inc	1,103
355		Spartan Motors, Inc	1,708
188		Standard Motor Products, Inc	3,769
173	*	Stoneridge, Inc	1,458
280		Superior Industries International, Inc	4,631
743	*	Tenneco, Inc	22,127
639	*,e	Tesla Motors, Inc	18,250
552		Thor Industries, Inc	15,141
1,265	*	TRW Automotive Holdings Corp	41,239
635	*	Visteon Corp	31,712
353	*,e	Winnebago Industries, Inc	2,605

		TOTAL AUTOMOBILES & COMPONENTS	1,619,112

BANKS - 3.0%
180		1st Source Corp	4,559
266	*	1st United Bancorp, Inc	1,476
51		Alliance Financial Corp	1,575
283	*	Ameris Bancorp	2,909
77		Ames National Corp	1,502
430	*,e	Apollo Residential Mortgage	6,562
109	e	Arrow Financial Corp	2,555
2,146		Associated Banc-Corp	23,971
951		Astoria Financial Corp	8,074
130		Bancfirst Corp	4,880
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,783
46	m	Bancorp Rhode Island, Inc	1,826
1,007	e	Bancorpsouth, Inc	11,097
838		Bank Mutual Corp	2,665
762		Bank of Hawaii Corp	33,901
70		Bank of Kentucky Financial Corp	1,404
61		Bank of Marin Bancorp	2,293
442		Bank of the Ozarks, Inc	13,096
300		BankFinancial Corp	1,656
415		BankUnited	9,126
203		Banner Corp	3,481
8,698		BB&T Corp	218,928
796	*	BBCN Bancorp, Inc	7,522

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

392	*	Beneficial Mutual Bancorp, Inc	$3,277
165		Berkshire Hills Bancorp, Inc	3,661
87	*	BofI Holding, Inc	1,414
457		BOK Financial Corp	25,103
826		Boston Private Financial Holdings, Inc	6,558
75		Bridge Bancorp, Inc	1,493
668		Brookline Bancorp, Inc	5,638
86		Bryn Mawr Bank Corp	1,676
87		Camden National Corp	2,836
140	*	Cape Bancorp, Inc	1,099
101		Capital City Bank Group, Inc	965
3,675		CapitalSource, Inc	24,623
2,620		Capitol Federal Financial	30,234
286		Cardinal Financial Corp	3,072
1,028		Cathay General Bancorp	15,348
150		Center Bancorp, Inc	1,466
261		Centerstate Banks of Florida, Inc	1,728
188	*,e	Central Pacific Financial Corp	2,429
168		Century Bancorp, Inc	4,744
294		Chemical Financial Corp	6,268
2,490	*	CIT Group, Inc	86,826
101		Citizens & Northern Corp	1,865
262	e	City Holding Co	8,879
710		City National Corp	31,368
112		Clifton Savings Bancorp, Inc	1,039
105		CNB Financial Corp	1,657
395		CoBiz, Inc	2,279
490		Columbia Banking System, Inc	9,442
2,498		Comerica, Inc	64,448
1,058		Commerce Bancshares, Inc	40,331
628		Community Bank System, Inc	17,458
182		Community Trust Bancorp, Inc	5,354
732		Cullen/Frost Bankers, Inc	38,730
933		CVB Financial Corp	9,358
309		Dime Community Bancshares	3,893
1,571	*	Doral Financial Corp	1,502
118	*,e	Eagle Bancorp, Inc	1,716
1,835		East West Bancorp, Inc	36,241
90		Enterprise Financial Services Corp	1,332
132		ESB Financial Corp	1,857
197		ESSA Bancorp, Inc	2,063
115		Federal Agricultural Mortgage Corp (Class C)	2,072
11,412		Fifth Third Bancorp	145,160
126		Financial Institutions, Inc	2,034
174		First Bancorp (NC)	1,940
107		First Bancorp, Inc	1,645
625		First Busey Corp	3,125
70		First Citizens Bancshares, Inc (Class A)	12,249
1,229		First Commonwealth Financial Corp	6,465
189		First Community Bancshares, Inc	2,359
570	e	First Connecticut Bancorp	7,416
120		First Defiance Financial Corp	1,751
747		First Financial Bancorp	12,430
448	e	First Financial Bankshares, Inc	14,977
188		First Financial Corp	6,257
133		First Financial Holdings, Inc	1,188
3,240		First Horizon National Corp	25,920
149		First Interstate Bancsystem, Inc	1,941
557		First Merchants Corp	4,718
893		First Midwest Bancorp, Inc	9,046
4,523		First Niagara Financial Group, Inc	39,033
66		First of Long Island Corp	1,737
110		First Pactrust Bancorp, Inc	1,128
915	*	First Republic Bank	28,008
1,352		FirstMerit Corp	20,456
2,443	*	Flagstar Bancorp, Inc	1,234

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

358		Flushing Financial Corp	$4,522
1,572		FNB Corp	17,779
185		Fox Chase Bancorp, Inc	2,337
170	*	Franklin Financial Corp	2,013
2,887		Fulton Financial Corp	28,321
133		German American Bancorp, Inc	2,419
860		Glacier Bancorp, Inc	10,346
135		Great Southern Bancorp, Inc	3,185
120	*	Hampton Roads Bankshares, Inc	329
949		Hancock Holding Co	30,340
158		Heartland Financial USA, Inc	2,424
121		Heritage Financial Corp	1,520
266		Home Bancshares, Inc	6,892
199		Home Federal Bancorp, Inc	2,070
5,693		Hudson City Bancorp, Inc	35,580
171		Hudson Valley Holding Corp	3,629
10,738		Huntington Bancshares, Inc	58,952
463		IBERIABANK Corp	22,826
252	e	Independent Bank Corp	6,877
674		International Bancshares Corp	12,358
579	*	Investors Bancorp, Inc	7,805
227		Kearny Financial Corp	2,157
11,623		Keycorp	89,381
261		Lakeland Bancorp, Inc	2,250
147		Lakeland Financial Corp	3,803
1,644		M&T Bank Corp	125,502
216		MainSource Financial Group, Inc	1,907
661		MB Financial, Inc	11,303
60		Merchants Bancshares, Inc	1,752
119	*	Meridian Interstate Bancorp, Inc	1,482
2,499	*,e	MGIC Investment Corp	9,321
56		Midsouth Bancorp, Inc	729
84		National Bankshares, Inc	2,345
1,529		National Penn Bancshares, Inc	12,905
374		NBT Bancorp, Inc	8,277
5,439		New York Community Bancorp, Inc	67,279
227	e	Northfield Bancorp, Inc	3,214
1,214		Northwest Bancshares, Inc	15,102
97		OceanFirst Financial Corp	1,268
1,334	*	Ocwen Financial Corp	19,316
1,045		Old National Bancorp	12,174
148	*	OmniAmerican Bancorp, Inc	2,324
458		Oriental Financial Group, Inc	5,546
670		Oritani Financial Corp	8,556
60		Orrstown Financial Services, Inc	495
50	*	Pacific Capital Bancorp	1,412
154		Pacific Continental Corp	1,363
369		PacWest Bancorp	6,993
165	e	Park National Corp	10,735
360	*	Park Sterling Bank	1,469
47	e	Penns Woods Bancorp, Inc	1,823
164	*	Pennsylvania Commerce Bancorp, Inc	1,374
75		Peoples Bancorp, Inc	1,111
4,770		People’s United Financial, Inc	61,294
400	*	Pinnacle Financial Partners, Inc	6,460
6,687		PNC Financial Services Group, Inc	385,638
12,307	*	Popular, Inc	17,107
630		PrivateBancorp, Inc	6,917
555		Prosperity Bancshares, Inc	22,394
753		Provident Financial Services, Inc	10,083
421		Provident New York Bancorp	2,795
2,812	e	Radian Group, Inc	6,580
15,720		Regions Financial Corp	67,596
195		Renasant Corp	2,925
120		Republic Bancorp, Inc (Class A)	2,748
807		Rockville Financial, Inc	8,361

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100		Roma Financial Corp	$984
300		S&T Bancorp, Inc	5,865
210	e	S.Y. Bancorp, Inc	4,311
250		Sandy Spring Bancorp, Inc	4,388
151		SCBT Financial Corp	4,381
900	*	Seacoast Banking Corp of Florida	1,368
87		Sierra Bancorp	766
615	*	Signature Bank	36,894
207		Simmons First National Corp (Class A)	5,628
197		Southside Bancshares, Inc	4,267
383	*	Southwest Bancorp, Inc	2,283
163		State Bancorp, Inc	1,989
397	*	State Bank & Trust Co	5,999
256		StellarOne Corp	2,913
318		Sterling Bancorp	2,748
335	*	Sterling Financial Corp	5,595
88		Suffolk Bancorp	950
470	*	Sun Bancorp, Inc	1,137
6,731		SunTrust Banks, Inc	119,139
1,982		Susquehanna Bancshares, Inc	16,609
520	*	SVB Financial Group	24,799
9,246		Synovus Financial Corp	13,037
137	*,e	Taylor Capital Group, Inc	1,332
1,924		TCF Financial Corp	19,856
150		Territorial Bancorp, Inc	2,963
429	*	Texas Capital Bancshares, Inc	13,132
956	*	TFS Financial Corp	8,566
265	*	The Bancorp, Inc	1,916
130		Tompkins Trustco, Inc	5,006
130		Tower Bancorp, Inc	3,710
232	e	TowneBank	2,840
171		Trico Bancshares	2,432
1,974		Trustco Bank Corp NY	11,074
774		Trustmark Corp	18,800
403		UMB Financial Corp	15,012
1,383		Umpqua Holdings Corp	17,135
167		Union Bankshares Corp	2,219
757	e	United Bankshares, Inc	21,400
281	*	United Community Banks, Inc	1,964
201		United Financial Bancorp, Inc	3,234
198		Univest Corp of Pennsylvania	2,899
24,448		US Bancorp	661,317
2,688		Valley National Bancorp	33,251
426		ViewPoint Financial Group	5,542
253	*	Virginia Commerce Bancorp	1,956
113		Washington Banking Co	1,346
1,416		Washington Federal, Inc	19,810
138		Washington Trust Bancorp, Inc	3,293
900		Webster Financial Corp	18,351
62,502		Wells Fargo & Co	1,722,554
301		WesBanco, Inc	5,860
189		West Bancorporation, Inc	1,811
225	*	West Coast Bancorp	3,510
390		Westamerica Bancorporation	17,121
712	*	Western Alliance Bancorp	4,436
366		Westfield Financial, Inc	2,694
2,417	*	Wilshire Bancorp, Inc	8,774
375		Wintrust Financial Corp	10,519
100		WSFS Financial Corp	3,596
2,222		Zions Bancorporation	36,174

		TOTAL BANKS	5,516,945

CAPITAL GOODS - 8.2%
9,029		3M Co	737,940
429		A.O. Smith Corp	17,211
2,099	*,e	A123 Systems, Inc	3,379
193		Aaon, Inc	3,955

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

468		AAR Corp	$8,972
1,673	*	Accuride Corp	11,912
282		Aceto Corp	1,946
1,022	*	Active Power, Inc	675
878		Actuant Corp (Class A)	19,922
572		Acuity Brands, Inc	30,316
1,483	*	Aecom Technology Corp	30,505
466	*	Aegion Corp	7,148
484	*	Aerovironment, Inc	15,231
1,180	*	AGCO Corp	50,705
433	*	Air Lease Corp	10,266
718		Aircastle Ltd	9,133
78		Alamo Group, Inc	2,101
301		Albany International Corp (Class A)	6,959
434		Alliant Techsystems, Inc	24,807
296	*	Altra Holdings, Inc	5,574
224	*	Ameresco, Inc	3,073
90	*	American Railcar Industries, Inc	2,154
140		American Science & Engineering, Inc	9,535
2,074	*,e	American Superconductor Corp	7,653
125		American Woodmark Corp	1,708
1,997		Ametek, Inc	84,074
79		Ampco-Pittsburgh Corp	1,528
311		Apogee Enterprises, Inc	3,813
508		Applied Industrial Technologies, Inc	17,866
89		Argan, Inc	1,354
297	*	Armstrong World Industries, Inc	13,029
2,309	*	ArvinMeritor, Inc	12,284
237	*	Astec Industries, Inc	7,634
122	*	Astronics Corp	4,369
129		AZZ, Inc	5,862
1,463	*	Babcock & Wilcox Co	35,317
258		Badger Meter, Inc	7,593
677		Barnes Group, Inc	16,322
1,206	*	BE Aerospace, Inc	46,684
825	*	Beacon Roofing Supply, Inc	16,690
565		Belden CDT, Inc	18,803
570	*	Blount International, Inc	8,276
9,370		Boeing Co	687,289
586		Brady Corp (Class A)	18,500
600		Briggs & Stratton Corp	9,294
4,337	*,e	Broadwind Energy, Inc	2,949
1,363	*,e	Builders FirstSource, Inc	2,781
232	*	CAI International, Inc	3,587
7,608	*,e	Capstone Turbine Corp	8,825
741		Carlisle Cos, Inc	32,826
126		Cascade Corp	5,943
8,192		Caterpillar, Inc	742,194
321	*	Ceradyne, Inc	8,596
405	*	Chart Industries, Inc	21,898
1,217		Chicago Bridge & Iron Co NV	46,003
170		CIRCOR International, Inc	6,003
615		Clarcor, Inc	30,744
311	*	CNH Global NV	11,193
451	*,e	Colfax Corp	12,844
196	*	Columbus McKinnon Corp	2,487
409		Comfort Systems USA, Inc	4,384
301	*	Commercial Vehicle Group, Inc	2,721
2,133		Cooper Industries plc	115,502
593		Crane Co	27,699
170		Cubic Corp	7,410
2,439		Cummins, Inc	214,681
554		Curtiss-Wright Corp	19,573
7,001		Danaher Corp	329,327
5,333		Deere & Co	412,508
434	*	DigitalGlobe, Inc	7,426

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

944		Donaldson Co, Inc	$64,268
141		Douglas Dynamics, Inc	2,061
2,320		Dover Corp	134,676
121		Ducommun, Inc	1,543
82	*	DXP Enterprises, Inc	2,640
596	*	Dycom Industries, Inc	12,468
270		Dynamic Materials Corp	5,341
4,212		Eaton Corp	183,348
923		EMCOR Group, Inc	24,746
9,483		Emerson Electric Co	441,814
255		Encore Wire Corp	6,605
404	*,e	Energy Recovery, Inc	1,042
579	*	EnerSys	15,037
215	*	EnPro Industries, Inc	7,091
317		ESCO Technologies, Inc	9,123
210	*	Essex Rental Corp	620
359	*	Esterline Technologies Corp	20,093
2,210	*	Exelis, Inc	20,001
3,644		Fastenal Co	158,915
743		Federal Signal Corp	3,083
413	*	Flow International Corp	1,446
686		Flowserve Corp	68,134
2,167		Fluor Corp	108,893
1,922	*	Fortune Brands Home & Security, Inc	32,732
277		Franklin Electric Co, Inc	12,066
227	*	Freightcar America, Inc	4,756
6,474	*,e	FuelCell Energy, Inc	5,645
408	*	Furmanite Corp	2,574
655		Gardner Denver, Inc	50,474
538		GATX Corp	23,489
575	*	GenCorp, Inc	3,059
450	*	Generac Holdings, Inc	12,614
640	*	General Cable Corp	16,006
4,225		General Dynamics Corp	280,582
134,760		General Electric Co	2,413,552
264	*	GeoEye, Inc	5,866
916	*	Gibraltar Industries, Inc	12,787
199	*	Global Power Equipment Group, Inc	4,726
1,565		Goodrich Corp	193,591
242		Gorman-Rupp Co	6,570
730		Graco, Inc	29,850
1,560	*	GrafTech International Ltd	21,294
128		Graham Corp	2,872
466		Granite Construction, Inc	11,054
670		Great Lakes Dredge & Dock Corp	3,725
517	*	Greenbrier Cos, Inc	12,553
686		Griffon Corp	6,263
334	*	H&E Equipment Services, Inc	4,482
969		Harsco Corp	19,942
517	e	Heico Corp	30,234
1,421	*	Hexcel Corp	34,402
9,994		Honeywell International, Inc	543,174
186		Houston Wire & Cable Co	2,571
728		Hubbell, Inc (Class B)	48,674
604	*	Huntington Ingalls	18,893
78	*	Hurco Cos, Inc	1,638
1,031		IDEX Corp	38,260
646	*	II-VI, Inc	11,861
5,703		Illinois Tool Works, Inc	266,387
4,275		Ingersoll-Rand plc	130,259
155		Insteel Industries, Inc	1,703
392	*	Interline Brands, Inc	6,103
1,105		ITT Corp	21,360
1,535	*	Jacobs Engineering Group, Inc	62,291
308		John Bean Technologies Corp	4,734
1,303		Joy Global, Inc	97,686

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

148	*	Kadant, Inc	$3,346
380		Kaman Corp	10,382
428		Kaydon Corp	13,054
1,895		KBR, Inc	52,814
983		Kennametal, Inc	35,899
128	*	KEYW Holding Corp	947
294	*	Kratos Defense & Security Solutions, Inc	1,755
1,319		L-3 Communications Holdings, Inc	87,951
45		Lawson Products, Inc	694
220	*	Layne Christensen Co	5,324
111		LB Foster Co (Class A)	3,140
702		Lennox International, Inc	23,693
1,026		Lincoln Electric Holdings, Inc	40,137
136		Lindsay Manufacturing Co	7,465
101	*	LMI Aerospace, Inc	1,773
3,367		Lockheed Martin Corp	272,390
131		LSI Industries, Inc	786
201	*	Lydall, Inc	1,907
2,294		Manitowoc Co, Inc	21,082
4,339		Masco Corp	45,473
894	*	Mastec, Inc	15,529
171		Met-Pro Corp	1,546
80	*	Michael Baker Corp	1,569
218	*	Middleby Corp	20,501
115		Miller Industries, Inc	1,809
548	*	Moog, Inc (Class A)	24,074
556		MSC Industrial Direct Co (Class A)	39,782
447		Mueller Industries, Inc	17,174
2,364		Mueller Water Products, Inc (Class A)	5,768
209	*	MYR Group, Inc	4,000
66		Nacco Industries, Inc (Class A)	5,889
58	e	National Presto Industries, Inc	5,429
900	*	Navistar International Corp	34,092
222	*	NCI Building Systems, Inc	2,413
202	*	NN, Inc	1,212
814		Nordson Corp	33,521
3,446		Northrop Grumman Corp	201,522
96	*	Northwest Pipe Co	2,195
706	*	Orbital Sciences Corp	10,258
434	*	Orion Marine Group, Inc	2,886
1,078	*	Oshkosh Truck Corp	23,048
1,661	*	Owens Corning, Inc	47,703
4,586		Paccar, Inc	171,837
1,415		Pall Corp	80,867
2,037		Parker Hannifin Corp	155,321
1,234		Pentair, Inc	41,080
313	*	Perini Corp	3,862
200	*	Pike Electric Corp	1,438
144	*,e	PMFG, Inc	2,809
484	*,e	Polypore International, Inc	21,291
94	*	Powell Industries, Inc	2,940
222	*	PowerSecure International, Inc	1,099
1,826		Precision Castparts Corp	300,907
28		Preformed Line Products Co	1,670
237		Primoris Services Corp	3,538
450		Quanex Building Products Corp	6,759
2,673	*	Quanta Services, Inc	57,576
192		Raven Industries, Inc	11,885
4,428		Raytheon Co	214,227
262	*	RBC Bearings, Inc	10,925
464		Regal-Beloit Corp	23,650
596		Robbins & Myers, Inc	28,936
1,820		Rockwell Automation, Inc	133,533
2,026		Rockwell Collins, Inc	112,180
1,193		Roper Industries, Inc	103,636
820	*,e	RSC Holdings, Inc	15,170

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

333	*	Rush Enterprises, Inc (Class A)	$6,966
2,251	*,e	SatCon Technology Corp	1,351
200	*	Sauer-Danfoss, Inc	7,242
4	*	Seaboard Corp	8,144
134		SeaCube Container Leasing Ltd	1,985
919	*	Shaw Group, Inc	24,721
459		Simpson Manufacturing Co, Inc	15,450
694		Snap-On, Inc	35,130
1,447	*	Spirit Aerosystems Holdings, Inc (Class A)	30,069
608		SPX Corp	36,644
151		Standex International Corp	5,160
2,074		Stanley Works	140,202
133	*	Sterling Construction Co, Inc	1,432
183		Sun Hydraulics Corp	4,288
200		TAL International Group, Inc	5,758
812	*	Taser International, Inc	4,157
1,451	*	Tecumseh Products Co (Class A)	6,820
433	*	Teledyne Technologies, Inc	23,750
200		Tennant Co	7,774
1,852	*	Terex Corp	25,021
112	e	Textainer Group Holdings Ltd	3,261
3,436		Textron, Inc	63,532
120	*	Thermon Group Holdings	2,114
645	*	Thomas & Betts Corp	35,217
1,085		Timken Co	42,000
512	e	Titan International, Inc	9,964
282	*	Titan Machinery, Inc	6,128
419		Toro Co	25,417
626	*	TransDigm Group, Inc	59,896
189	*,e	Trex Co, Inc	4,330
321	*	Trimas Corp	5,762
964		Trinity Industries, Inc	28,978
468		Triumph Group, Inc	27,355
100	e	Twin Disc, Inc	3,632
5,962		Tyco International Ltd	278,485
747	*	United Rentals, Inc	22,074
11,630		United Technologies Corp	850,036
233		Universal Forest Products, Inc	7,193
1,020	*	URS Corp	35,822
1,511	*,e	USG Corp	15,352
282		Valmont Industries, Inc	25,603
200		Vicor Corp	1,592
710		W.W. Grainger, Inc	132,905
1,287	*	Wabash National Corp	10,090
870	*	WABCO Holdings, Inc	37,758
424		Watsco, Inc	27,840
573		Watts Water Technologies, Inc (Class A)	19,602
516	*	WESCO International, Inc	27,353
670		Westinghouse Air Brake Technologies Corp	46,867
728		Woodward Governor Co	29,797
95	*	Xerium Technologies, Inc	621
2,461		Xylem, Inc	63,223

		TOTAL CAPITAL GOODS	14,906,738

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	13,506
611	*	Acacia Research (Acacia Technologies)	22,308
684	*	ACCO Brands Corp	6,601
335		Administaff, Inc	8,492
188	*	Advisory Board Co	13,951
200		American Ecology Corp	3,756
412	*	American Reprographics Co	1,891
120	*	AT Cross Co	1,354
1,360		Avery Dennison Corp	39,005
97		Barrett Business Services, Inc	1,936
550		Brink’s Co	14,784

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

297	*	Casella Waste Systems, Inc (Class A)	$1,901
854	*	CBIZ, Inc	5,218
100		CDI Corp	1,381
676	*	Cenveo, Inc	2,298
1,569		Cintas Corp	54,617
583	*	Clean Harbors, Inc	37,155
100	*	Consolidated Graphics, Inc	4,828
1,065	*,e	Coolbrands International, Inc	3,983
792	*	Copart, Inc	37,929
387		Corporate Executive Board Co	14,745
1,411	*	Corrections Corp of America	28,742
313	*	CoStar Group, Inc	20,886
73		Courier Corp	856
1,513		Covanta Holding Corp	20,713
167	*	CRA International, Inc	3,313
567		Deluxe Corp	12,905
365	*	Dolan Media Co	3,110
647		Dun & Bradstreet Corp	48,415
161	*	Encore Capital Group, Inc	3,423
904	*	EnergySolutions, Inc	2,793
236	*,e	EnerNOC, Inc	2,565
269		Ennis, Inc	3,586
1,500		Equifax, Inc	58,110
172	*	Exponent, Inc	7,907
148	*	Franklin Covey Co	1,254
571	*	FTI Consulting, Inc	24,222
190	*	Fuel Tech, Inc	1,250
387		G & K Services, Inc (Class A)	11,266
772	*	Geo Group, Inc	12,931
191	*	GP Strategies Corp	2,575
825		Healthcare Services Group	14,594
200		Heidrick & Struggles International, Inc	4,308
380	*	Heritage-Crystal Clean, Inc	6,293
700		Herman Miller, Inc	12,915
270	*	Hill International, Inc	1,388
567		HNI Corp	14,799
376	*	Hudson Highland Group, Inc	1,801
279	*	Huron Consulting Group, Inc	10,808
209	*	ICF International, Inc	5,179
1,150	*	ICO Global Communications Holdings Ltd	2,944
675	*	IHS, Inc (Class A)	58,158
259	*,e	Innerworkings, Inc	2,411
597		Interface, Inc (Class A)	6,889
110		Intersections, Inc	1,220
2,177		Iron Mountain, Inc	67,052
343	*	KAR Auction Services, Inc	4,631
300		Kelly Services, Inc (Class A)	4,104
366	*	Kforce, Inc	4,513
300		Kimball International, Inc (Class B)	1,521
546		Knoll, Inc	8,108
500	*	Korn/Ferry International	8,530
1,074		Manpower, Inc	38,396
274		McGrath RentCorp	7,943
802	*	Metalico, Inc	2,639
352		Mine Safety Appliances Co	11,658
172	*	Mistras Group, Inc	4,384
400	*	Mobile Mini, Inc	6,980
105		Multi-Color Corp	2,702
631	*	Navigant Consulting, Inc	7,200
1,006	*	Nielsen Holdings NV	29,868
113		NL Industries, Inc	1,466
817	*,e	Odyssey Marine Exploration, Inc	2,239
282	*	On Assignment, Inc	3,153
2,321	e	Pitney Bowes, Inc	43,031
205	*	Portfolio Recovery Associates, Inc	13,842
313	e	Quad	4,488

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,582	e	R.R. Donnelley & Sons Co	$37,258
4,138		Republic Services, Inc	114,002
514		Resources Connection, Inc	5,443
1,798		Robert Half International, Inc	51,171
772		Rollins, Inc	17,154
120	*	RPX Corp	1,518
100		Schawk, Inc (Class A)	1,121
241	*	School Specialty, Inc	603
189	*	Standard Parking Corp	3,377
838		Steelcase, Inc (Class A)	6,251
1,145	*	Stericycle, Inc	89,218
460	*	SYKES Enterprises, Inc	7,204
390	*	Team, Inc	11,603
728	*	Tetra Tech, Inc	15,718
159	*	TMS International Corp	1,571
712		Towers Watson & Co	42,670
220	*	TRC Cos, Inc	1,322
550	*	TrueBlue, Inc	7,634
330		Unifirst Corp	18,724
612		United Stationers, Inc	19,927
1,477	*	Verisk Analytics, Inc	59,272
263		Viad Corp	4,597
48		VSE Corp	1,165
1,413		Waste Connections, Inc	46,827
6,088		Waste Management, Inc	199,137
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,749,103

CONSUMER DURABLES & APPAREL - 1.3%
479		American Greetings Corp (Class A)	5,992
148	*	Arctic Cat, Inc	3,337
719	*	Ascena Retail Group, Inc	21,369
1,108	*,e	Beazer Homes USA, Inc	2,748
75		Blyth, Inc	4,260
1,127		Brunswick Corp	20,354
806		Callaway Golf Co	4,457
695	*	Carter’s, Inc	27,668
72	*	Cavco Industries, Inc	2,884
65	e	Cherokee, Inc	759
3,650		Coach, Inc	222,796
137	e	Columbia Sportswear Co	6,377
1,444	*	CROCS, Inc	21,328
46		CSS Industries, Inc	916
474	*	Deckers Outdoor Corp	35,820
67	*	Delta Apparel, Inc	1,279
3,350		DR Horton, Inc	42,244
3,150	*,e	Eastman Kodak Co	2,046
279	e	Ethan Allen Interiors, Inc	6,615
633	*	Fossil, Inc	50,235
642	*	Furniture Brands International, Inc	790
1,360	e	Garmin Ltd	54,142
205	*	G-III Apparel Group Ltd	5,107
1,141	*	Hanesbrands, Inc	24,942
852		Harman International Industries, Inc	32,410
1,546		Hasbro, Inc	49,302
334	*	Helen of Troy Ltd	10,254
988	*,e	Hovnanian Enterprises, Inc (Class A)	1,433
870	*	Iconix Brand Group, Inc	14,172
429	*	iRobot Corp	12,806
311	e	Jakks Pacific, Inc	4,388
1,231		Jarden Corp	36,782
1,084		Jones Apparel Group, Inc	11,436
919	e	KB Home	6,176
100	*	Kenneth Cole Productions, Inc (Class A)	1,059
330	*,e	K-Swiss, Inc (Class A)	964
628	*	La-Z-Boy, Inc	7,473
256	*	Leapfrog Enterprises, Inc	1,431
1,780		Leggett & Platt, Inc	41,011

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,951	e	Lennar Corp (Class A)	$38,337
193	*	Libbey, Inc	2,459
112		Lifetime Brands, Inc	1,360
1,307	*,e	Liz Claiborne, Inc	11,279
385	*	M/I Homes, Inc	3,696
300	*	Maidenform Brands, Inc	5,490
4,516		Mattel, Inc	125,364
441	e	MDC Holdings, Inc	7,775
377	*	Meritage Homes Corp	8,743
664	*	Mohawk Industries, Inc	39,740
200		Movado Group, Inc	3,634
3,613		Newell Rubbermaid, Inc	58,349
4,517		Nike, Inc (Class B)	435,303
74	*	NVR, Inc	50,764
200		Oxford Industries, Inc	9,024
161	*	Perry Ellis International, Inc	2,289
741		Phillips-Van Heusen Corp	52,233
804		Polaris Industries, Inc	45,008
567		Pool Corp	17,067
4,066	*	Pulte Homes, Inc	25,656
1,598	*	Quiksilver, Inc	5,769
770		Ralph Lauren Corp	106,322
101		RG Barry Corp	1,220
506	e	Ryland Group, Inc	7,975
1,213	*,e	Sealy Corp	2,086
403	*	Skechers U.S.A., Inc (Class A)	4,884
100		Skyline Corp	435
635	*	Smith & Wesson Holding Corp	2,769
1,250	*,e	Standard-Pacific Corp	3,975
100	*	Steinway Musical Instruments, Inc	2,504
420	*	Steven Madden Ltd	14,490
228		Sturm Ruger & Co, Inc	7,629
875	*	Tempur-Pedic International, Inc	45,964
1,740	*	Toll Brothers, Inc	35,531
304	*	True Religion Apparel, Inc	10,512
822		Tupperware Corp	46,007
502	*	Under Armour, Inc (Class A)	36,039
340	*	Unifi, Inc	2,584
166	*	Universal Electronics, Inc	2,800
246	*,e	Vera Bradley, Inc	7,934
1,115		VF Corp	141,594
515	*	Warnaco Group, Inc	25,771
60		Weyco Group, Inc	1,473
946		Whirlpool Corp	44,888
600		Wolverine World Wide, Inc	21,384
247	*,e	Zagg, Inc	1,746

		TOTAL CONSUMER DURABLES & APPAREL	2,327,417

CONSUMER SERVICES - 2.3%
208	*	AFC Enterprises	3,058
184		Ambassadors Group, Inc	830
224	*,e	American Public Education, Inc	9,695
660		Ameristar Casinos, Inc	11,411
1,498	*	Apollo Group, Inc (Class A)	80,697
146	*	Archipelago Learning, Inc	1,412
159	*	Ascent Media Corp (Series A)	8,064
701	*	Bally Technologies, Inc	27,732
170	*	Benihana, Inc	1,739
298	*	BJ’s Restaurants, Inc	13,505
379		Bob Evans Farms, Inc	12,712
704	*,e	Boyd Gaming Corp	5,252
141	*	Bravo Brio Restaurant Group, Inc	2,418
234	*,e	Bridgepoint Education, Inc	5,382
1,103		Brinker International, Inc	29,516
218	*	Buffalo Wild Wings, Inc	14,717
202	*	Capella Education Co	7,282

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

812	*	Career Education Corp	$6,472
5,514		Carnival Corp	179,977
288		CBRL Group, Inc	14,518
272		CEC Entertainment, Inc	9,370
746	*	Cheesecake Factory	21,895
385	*	Chipotle Mexican Grill, Inc (Class A)	130,030
370		Choice Hotels International, Inc	14,079
155		Churchill Downs, Inc	8,080
364	*,e	Coinstar, Inc	16,613
1,059	*,e	Corinthian Colleges, Inc	2,298
1,697		Darden Restaurants, Inc	77,349
949	*	Denny’s Corp	3,568
854		DeVry, Inc	32,845
223	*	DineEquity, Inc	9,413
767	*	Domino’s Pizza, Inc	26,040
296	*,e	Dunkin Brands Group, Inc	7,394
519	*	Education Management Corp	14,527
424	*	Gaylord Entertainment Co	10,235
374	*	Grand Canyon Education, Inc	5,969
3,964		H&R Block, Inc	64,732
1,071		Hillenbrand, Inc	23,905
540	*	Hyatt Hotels Corp	20,326
3,723		International Game Technology	64,036
548		International Speedway Corp (Class A)	13,892
474	*	Interval Leisure Group, Inc	6,451
244	*	Isle of Capri Casinos, Inc	1,139
351	*,e	ITT Educational Services, Inc	19,968
678	*	Jack in the Box, Inc	14,170
738	*	Jamba, Inc	967
310	*,e	K12, Inc	5,561
587	*	Krispy Kreme Doughnuts, Inc	3,839
4,873	*	Las Vegas Sands Corp	208,223
484	*	Life Time Fitness, Inc	22,627
288		Lincoln Educational Services Corp	2,275
140		Mac-Gray Corp	1,931
200		Marcus Corp	2,522
3,456		Marriott International, Inc (Class A)	100,812
345	*	Marriott Vacations Worldwide Corp	5,920
367		Matthews International Corp (Class A)	11,535
13,184		McDonald’s Corp	1,322,751
4,384	*	MGM Mirage	45,725
200	*	Monarch Casino & Resort, Inc	2,038
510	*	Morgans Hotel Group Co	3,009
322	*	Multimedia Games, Inc	2,557
300	*	O’Charleys, Inc	1,647
1,101	*	Orient-Express Hotels Ltd (Class A)	8,224
360	*	Panera Bread Co (Class A)	50,922
263	*	Papa John’s International, Inc	9,910
149	*,e	Peet’s Coffee & Tea, Inc	9,339
929	*	Penn National Gaming, Inc	35,367
277		PF Chang’s China Bistro, Inc	8,562
793	*	Pinnacle Entertainment, Inc	8,057
150	*	Red Robin Gourmet Burgers, Inc	4,155
674		Regis Corp	11,155
1,667		Royal Caribbean Cruises Ltd	41,292
779	*	Ruby Tuesday, Inc	5,375
200	*	Ruth’s Chris Steak House, Inc	994
774	*	Scientific Games Corp (Class A)	7,508
2,964		Service Corp International	31,567
646	*	Shuffle Master, Inc	7,571
468	e	Six Flags Entertainment Corp	19,300
729	*	Sonic Corp	4,906
810		Sotheby’s (Class A)	23,109
164		Speedway Motorsports, Inc	2,514
9,503		Starbucks Corp	437,233
2,434		Starwood Hotels & Resorts Worldwide, Inc	116,759

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

20	*	Steak N Shake Co	$7,365
185	*	Steiner Leisure Ltd	8,397
1,142	e	Stewart Enterprises, Inc (Class A)	6,578
171	e	Strayer Education, Inc	16,619
687		Texas Roadhouse, Inc (Class A)	10,236
250	*	Town Sports International Holdings, Inc	1,838
228	*	Universal Technical Institute, Inc	2,914
437		Vail Resorts, Inc	18,511
406	e	Weight Watchers International, Inc	22,334
3,949		Wendy’s	21,167
698	*	WMS Industries, Inc	14,323
2,126		Wyndham Worldwide Corp	80,427
970		Wynn Resorts Ltd	107,175
5,916		Yum! Brands, Inc	349,103

		TOTAL CONSUMER SERVICES	4,309,458

DIVERSIFIED FINANCIALS - 5.6%
700		Advance America Cash Advance Centers, Inc	6,265
647	*	Affiliated Managers Group, Inc	62,080
4,393	*	American Capital Ltd	29,565
13,351		American Express Co	629,766
3,011		Ameriprise Financial, Inc	149,466
2,330		Apollo Investment Corp	15,005
2,546		Ares Capital Corp	39,336
341	e	Artio Global Investors, Inc	1,664
128,756		Bank of America Corp	715,883
15,755		Bank of New York Mellon Corp	313,682
949		BGC Partners, Inc (Class A)	5,637
678		BlackRock Kelso Capital Corp	5,532
1,100		BlackRock, Inc	196,064
945	*,e	Broadpoint Securities Group, Inc	1,588
200		Calamos Asset Management, Inc (Class A)	2,502
5,848		Capital One Financial Corp	247,312
47		Capital Southwest Corp	3,833
400		Cash America International, Inc	18,652
656		CBOE Holdings, Inc	16,964
13,201		Charles Schwab Corp	148,643
36,926		Citigroup, Inc	971,523
841		CME Group, Inc	204,926
207	e	Cohen & Steers, Inc	5,982
398		Compass Diversified Trust	4,931
888	*	Cowen Group, Inc	2,300
82	*	Credit Acceptance Corp	6,747
22		Diamond Hill Investment Group, Inc	1,628
7,038		Discover Financial Services	168,912
450	*	Dollar Financial Corp	8,127
332		Duff & Phelps Corp	4,814
3,332	*	E*Trade Financial Corp	26,523
1,406	e	Eaton Vance Corp	33,238
160		Epoch Holding Corp	3,557
186		Evercore Partners, Inc (Class A)	4,951
545	*	Ezcorp, Inc (Class A)	14,372
653	*	FBR Capital Markets Corp	1,339
1,409	e	Federated Investors, Inc (Class B)	21,346
834	e	Fifth Street Finance Corp	7,981
474	*,e	Financial Engines, Inc	10,584
363	*	First Cash Financial Services, Inc	12,738
641	*	First Marblehead Corp	750
1,865		Franklin Resources, Inc	179,152
80	e	Friedman Billings Ramsey Group, Inc (Class A)	1,706
215	e	FXCM, Inc	2,096
69		GAMCO Investors, Inc (Class A)	3,001
704		GFI Group, Inc	2,900
239		Gladstone Capital Corp	1,824
252		Gladstone Investment Corp	1,832
6,571		Goldman Sachs Group, Inc	594,216

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

92	e	Golub Capital BDC, Inc	$1,426
276	*,e	Green Dot Corp	8,617
354		Greenhill & Co, Inc	12,875
322	*	Harris & Harris Group, Inc	1,114
426		Hercules Technology Growth Capital, Inc	4,021
225	*	HFF, Inc (Class A)	2,324
2,930	*	Imperial Holdings, Inc	5,508
441		Interactive Brokers Group, Inc (Class A)	6,589
960	*	IntercontinentalExchange, Inc	115,728
153	*	International Assets Holding Corp	3,606
405	*	Internet Capital Group, Inc	3,127
5,995		Invesco Ltd	120,440
524	*	Investment Technology Group, Inc	5,664
20,569	e	iShares Russell 3000 Index Fund	1,525,807
2,289		Janus Capital Group, Inc	14,444
1,634	e	Jefferies Group, Inc	22,468
173		JMP Group, Inc	1,237
50,492		JPMorgan Chase & Co	1,678,860
422		KBW, Inc	6,406
1,888	*	Knight Capital Group, Inc (Class A)	22,316
240		Kohlberg Capital Corp	1,514
1,144	*,e	Ladenburg Thalmann Financial Services, Inc	2,837
1,377		Lazard Ltd (Class A)	35,953
1,957		Legg Mason, Inc	47,066
2,393		Leucadia National Corp	54,417
425	*	LPL Investment Holdings, Inc	12,980
250		Main Street Capital Corp	5,310
383		MarketAxess Holdings, Inc	11,532
102		Marlin Business Services Corp	1,295
778		MCG Capital Corp	3,104
175		Medallion Financial Corp	1,992
2,471		Moody’s Corp	83,223
19,595		Morgan Stanley	296,472
1,492	*	MSCI, Inc (Class A)	49,132
407		MVC Capital, Inc	4,717
1,637	*	Nasdaq Stock Market, Inc	40,123
320		Nelnet, Inc (Class A)	7,830
370	*,e	Netspend Holdings, Inc	3,001
341	*	NewStar Financial, Inc	3,468
300		NGP Capital Resources Co	2,157
120	e	Nicholas Financial, Inc	1,538
2,854		Northern Trust Corp	113,190
3,386		NYSE Euronext	88,375
116		Oppenheimer Holdings, Inc	1,868
385	e	PennantPark Investment Corp	3,885
639	*	PHH Corp	6,837
272	*	Pico Holdings, Inc	5,598
236	*	Piper Jaffray Cos	4,767
1,269	e	Prospect Capital Corp	11,789
90		Pzena Investment Management, Inc (Class A)	390
1,266		Raymond James Financial, Inc	39,195
219	*	Safeguard Scientifics, Inc	3,458
209		Sanders Morris Harris Group, Inc	1,373
1,802		SEI Investments Co	31,265
6,449		SLM Corp	86,417
456		Solar Capital Ltd	10,073
6,419		State Street Corp	258,750
676	*	Stifel Financial Corp	21,666
289		SWS Group, Inc	1,985
3,302		T Rowe Price Group, Inc	188,049
2,921		TD Ameritrade Holding Corp	45,714
104		THL Credit, Inc	1,270
330		TICC Capital Corp	2,855
227	e	Triangle Capital Corp	4,340
56	*	Virtus Investment Partners, Inc	4,257
1,037		Waddell & Reed Financial, Inc (Class A)	25,686

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

288		Walter Investment Management Corp	$5,907
61		Westwood Holdings Group, Inc	2,230
199	*	World Acceptance Corp	14,627

		TOTAL DIVERSIFIED FINANCIALS	10,131,489

ENERGY - 11.2%
2,642	*,e	Abraxas Petroleum Corp	8,719
142		Alon USA Energy, Inc	1,237
2,853	*	Alpha Natural Resources, Inc	58,287
218	*,e	Amyris Biotechnologies, Inc	2,516
6,322		Anadarko Petroleum Corp	482,558
4,845		Apache Corp	438,860
180	e	APCO Argentina, Inc	14,710
503	*,e	Approach Resources, Inc	14,793
2,629		Arch Coal, Inc	38,147
643	*,e	ATP Oil & Gas Corp	4,732
675	*	Atwood Oceanics, Inc	26,858
5,512		Baker Hughes, Inc	268,103
369	*	Basic Energy Services, Inc	7,269
617		Berry Petroleum Co (Class A)	25,926
553	*	Bill Barrett Corp	18,841
1,271	*,e	BPZ Energy, Inc	3,610
433		Bristow Group, Inc	20,520
144	*,e	C&J Energy Services, Inc	3,014
1,290		Cabot Oil & Gas Corp	97,911
1,143	*	Cal Dive International, Inc	2,572
354	*	Callon Petroleum Co	1,759
3,069	*	Cameron International Corp	150,964
235	e	CARBO Ceramics, Inc	28,983
483	*	Carrizo Oil & Gas, Inc	12,727
1,605	*	Cheniere Energy, Inc	13,947
8,437		Chesapeake Energy Corp	188,061
25,543		Chevron Corp	2,717,774
1,064		Cimarex Energy Co	65,862
90	*,e	Clayton Williams Energy, Inc	6,829
485	*,e	Clean Energy Fuels Corp	6,043
755	*	Cloud Peak Energy, Inc	14,587
1,471	*	Cobalt International Energy, Inc	22,830
935	*	Complete Production Services, Inc	31,379
599	*	Comstock Resources, Inc	9,165
1,328	*	Concho Resources, Inc	124,500
16,871		ConocoPhillips	1,229,389
2,815		Consol Energy, Inc	103,311
151	*	Contango Oil & Gas Co	8,785
495	*,e	Continental Resources, Inc	33,021
598		Core Laboratories NV	68,142
456		Crosstex Energy, Inc	5,764
1,093	*	CVR Energy, Inc	20,472
80	*	Dawson Geophysical Co	3,162
69		Delek US Holdings, Inc	787
4,935	*	Denbury Resources, Inc	74,519
5,375		Devon Energy Corp	333,250
449		DHT Maritime, Inc	332
939	e	Diamond Offshore Drilling, Inc	51,889
994	*	Dresser-Rand Group, Inc	49,611
416	*	Dril-Quip, Inc	27,381
9,620		El Paso Corp	255,603
780	*,e	Endeavour International Corp	6,778
866		Energen Corp	43,300
354	*	Energy Partners Ltd	5,168
938	*	Energy XXI Bermuda Ltd	29,903
3,401		EOG Resources, Inc	335,033
1,668		Equitable Resources, Inc	91,390
1,767	e	EXCO Resources, Inc	18,465
747	*	Exterran Holdings, Inc	6,798
62,594	d	Exxon Mobil Corp	5,305,466

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,113	*	FMC Technologies, Inc	$162,591
1,348	*	Forest Oil Corp	18,265
2,343	e	Frontline Ltd	10,051
386	*	FX Energy, Inc	1,853
1,809	*	Gastar Exploration Ltd	5,753
2,410	*,e	Geokinetics, Inc	5,182
387	*	Georesources, Inc	11,343
690	*	Global Geophysical Services, Inc	4,637
1,500	*,e	GMX Resources, Inc	1,875
457		Golar LNG Ltd	20,314
321	*,e	Goodrich Petroleum Corp	4,407
143	*	Green Plains Renewable Energy, Inc	1,396
190		Gulf Island Fabrication, Inc	5,550
287	*	Gulfmark Offshore, Inc	12,057
484	*	Gulfport Energy Corp	14,254
11,611		Halliburton Co	400,695
978	*,e	Harvest Natural Resources, Inc	7,218
1,341	*	Helix Energy Solutions Group, Inc	21,188
1,186		Helmerich & Payne, Inc	69,215
1,501	*	Hercules Offshore, Inc	6,664
3,861		Hess Corp	219,305
2,322		Holly Corp	54,335
301	*,e	Hornbeck Offshore Services, Inc	9,337
220	*,e	Houston American Energy Corp	2,682
4,662	*,e	Hyperdynamics Corp	11,422
1,704	*	ION Geophysical Corp	10,446
13	*	Isramco, Inc	1,164
420	*,e	James River Coal Co	2,906
1,861	*	Key Energy Services, Inc	28,790
2,124	e	Kinder Morgan, Inc	68,329
134	*,e	KiOR, Inc (Class A)	1,364
185	e	Knightsbridge Tankers Ltd	2,529
3,714	*	Kodiak Oil & Gas Corp	35,283
409	*	Kosmos Energy LLC	5,014
192	*	L&L Energy, Inc	497
400		Lufkin Industries, Inc	26,924
1,790	*,e	Magnum Hunter Resources Corp	9,648
9,074		Marathon Oil Corp	265,596
4,611		Marathon Petroleum Corp	153,500
440	*	Matrix Service Co	4,154
2,913	*	McDermott International, Inc	33,529
1,294	*,e	McMoRan Exploration Co	18,828
1,226	*,e	Miller Petroleum, Inc	3,421
120	*	Mitcham Industries, Inc	2,621
2,424		Murphy Oil Corp	135,114
3,568	*	Nabors Industries Ltd	61,869
5,376		National Oilwell Varco, Inc	365,513
136	*	Natural Gas Services Group, Inc	1,967
1,672	*	Newfield Exploration Co	63,085
1,250	*	Newpark Resources, Inc	11,875
2,265		Noble Energy, Inc	213,793
562	e	Nordic American Tanker Shipping	6,738
746	*,e	Northern Oil And Gas, Inc	17,889
743	*	Oasis Petroleum, Inc	21,614
10,329		Occidental Petroleum Corp	967,826
1,326		Oceaneering International, Inc	61,168
637	*	Oil States International, Inc	48,648
443	e	Overseas Shipholding Group, Inc	4,842
42	*	OYO Geospace Corp	3,248
4,228	*,e	Pacific Asia Petroleum, Inc	4,270
85		Panhandle Oil and Gas, Inc (Class A)	2,789
1,722	*	Parker Drilling Co	12,347
1,236	*	Patriot Coal Corp	10,469
1,923		Patterson-UTI Energy, Inc	38,422
3,378		Peabody Energy Corp	111,846
551		Penn Virginia Corp	2,915

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

403	*	Petroleum Development Corp	$14,149
815	*,e	Petroquest Energy, Inc	5,379
149	*	PHI, Inc	3,703
568	*	Pioneer Drilling Co	5,498
1,462		Pioneer Natural Resources Co	130,820
1,910	*	Plains Exploration & Production Co	70,135
2,161		Questar Market Resources, Inc	63,317
1,420	*,e	Quicksilver Resources, Inc	9,528
2,070		Range Resources Corp	128,216
2,606	*,e	Rentech, Inc	3,414
460	*	Resolute Energy Corp	4,968
494	*	Rex Energy Corp	7,291
92	*	Rex Stores Corp	2,034
657	*	Rosetta Resources, Inc	28,580
1,533	*	Rowan Cos, Inc	46,496
505	e	RPC, Inc	9,216
5,100	*	SandRidge Energy, Inc	41,616
17,242		Schlumberger Ltd	1,177,800
156	*	Scorpio Tankers, Inc	763
272	*	SEACOR Holdings, Inc	24,197
517	*	SemGroup Corp	13,473
482	e	Ship Finance International Ltd	4,502
135	*,e	Solazyme, Inc	1,607
1,550		Southern Union Co	65,271
4,325	*	Southwestern Energy Co	138,141
8,242		Spectra Energy Corp	253,442
844		St. Mary Land & Exploration Co	61,696
539	*	Stone Energy Corp	14,219
1,505		Sunoco, Inc	61,735
943	*,e	Superior Energy Services	26,819
514	*	Swift Energy Co	15,276
5,451	*,e	Syntroleum Corp	5,233
200		Targa Resources Investments, Inc	8,138
480		Teekay Corp	12,830
320	e	Teekay Tankers Ltd (Class A)	1,126
364	*	Tesco Corp	4,601
1,783	*	Tesoro Corp	41,651
974	*	Tetra Technologies, Inc	9,097
645		Tidewater, Inc	31,799
522	*,e	Triangle Petroleum Corp	3,116
1,944	*	Ultra Petroleum Corp	57,601
300	*	Union Drilling, Inc	1,872
488	*	Unit Corp	22,643
4,023	*,e	Uranerz Energy Corp	7,322
1,254	*,e	Uranium Energy Corp	3,837
1,160	*,e	Uranium Resources, Inc	842
1,290	*	Ur-Energy, Inc	1,108
1,472	*,e	USEC, Inc	1,678
621	*	Vaalco Energy, Inc	3,751
7,139		Valero Energy Corp	150,276
5,036	*	Vantage Drilling Co	5,842
231	*	Venoco, Inc	1,564
580	*,e	Voyager Oil & Gas, Inc	1,491
414		W&T Offshore, Inc	8,781
580	*	Warren Resources, Inc	1,891
925	*	Western Refining, Inc	12,293
125	*	Westmoreland Coal Co	1,594
1,408	*	Whiting Petroleum Corp	65,740
1,032	*	Willbros Group, Inc	3,787
7,343		Williams Cos, Inc	242,466
874		World Fuel Services Corp	36,691
310	*	Zion Oil & Gas, Inc	685

		TOTAL ENERGY	20,151,338

FOOD & STAPLES RETAILING - 2.1%
207		Andersons, Inc	9,038

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15		Arden Group, Inc (Class A)	$1,350
496		Casey’s General Stores, Inc	25,549
5,551		Costco Wholesale Corp	462,509
17,217		CVS Corp	702,109
350	*	Fresh Market, Inc	13,965
100		Ingles Markets, Inc (Class A)	1,506
7,263		Kroger Co	175,910
180		Nash Finch Co	5,270
248	*	Pantry, Inc	2,969
278		Pricesmart, Inc	19,346
7,015	*	Rite Aid Corp	8,839
610		Ruddick Corp	26,010
4,400		Safeway, Inc	92,576
217		Spartan Stores, Inc	4,015
2,554	e	Supervalu, Inc	20,738
91	*	Susser Holdings Corp	2,058
7,360		Sysco Corp	215,869
668	*	United Natural Foods, Inc	26,727
77		Village Super Market (Class A)	2,191
11,632		Walgreen Co	384,554
22,548		Wal-Mart Stores, Inc	1,347,468
133		Weis Markets, Inc	5,312
2,003		Whole Foods Market, Inc	139,369
610	*	Winn-Dixie Stores, Inc	5,722

		TOTAL FOOD & STAPLES RETAILING	3,700,969

FOOD, BEVERAGE & TOBACCO - 5.6%
100		Alico, Inc	1,937
1,062	*	Alliance One International, Inc	2,889
26,600		Altria Group, Inc	788,690
8,592		Archer Daniels Midland Co	245,731
571		B&G Foods, Inc (Class A)	13,744
1,922		Beam, Inc	98,464
100	*,e	Boston Beer Co, Inc (Class A)	10,856
1,312		Brown-Forman Corp (Class B)	105,629
1,858		Bunge Ltd	106,278
125	e	Calavo Growers, Inc	3,210
200	e	Cal-Maine Foods, Inc	7,314
2,410		Campbell Soup Co	80,108
841	*,e	Central European Distribution Corp	3,679
536	*	Chiquita Brands International, Inc	4,470
77		Coca-Cola Bottling Co Consolidated	4,508
25,104		Coca-Cola Co	1,756,527
4,042		Coca-Cola Enterprises, Inc	104,203
5,228		ConAgra Foods, Inc	138,019
2,181	*	Constellation Brands, Inc (Class A)	45,081
949		Corn Products International, Inc	49,908
1,454	*	Darling International, Inc	19,324
2,171	*	Dean Foods Co	24,315
262	e	Diamond Foods, Inc	8,455
433	*,e	Dole Food Co, Inc	3,745
2,800		Dr Pepper Snapple Group, Inc	110,544
200	e	Farmer Bros Co	1,528
1,420		Flowers Foods, Inc	26,952
476		Fresh Del Monte Produce, Inc	11,905
8,088		General Mills, Inc	326,836
1,528	*,e	Green Mountain Coffee Roasters, Inc	68,531
38		Griffin Land & Nurseries, Inc (Class A)	1,005
4,098		H.J. Heinz Co	221,456
490	*	Hain Celestial Group, Inc	17,963
870		Hansen Natural Corp	80,162
954	*,e	Heckmann Corp	6,344
1,934		Hershey Co	119,483
1,898		Hormel Foods Corp	55,592
125	e	Imperial Sugar Co	446
192		J&J Snack Foods Corp	10,230

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,442		J.M. Smucker Co	$112,721
3,183		Kellogg Co	160,964
20,996		Kraft Foods, Inc (Class A)	784,412
260		Lancaster Colony Corp	18,028
591		Lance, Inc	13,298
101	e	Limoneira Co	1,708
1,787		Lorillard, Inc	203,718
1,734		McCormick & Co, Inc	87,428
2,624		Mead Johnson Nutrition Co	180,348
1,727		Molson Coors Brewing Co (Class B)	75,194
129		National Beverage Corp	2,073
245	*	Omega Protein Corp	1,747
20,085		PepsiCo, Inc	1,332,640
22,598		Philip Morris International, Inc	1,773,490
586	*,e	Pilgrim’s Pride Corp	3,375
751	*	Ralcorp Holdings, Inc	64,211
4,216		Reynolds American, Inc	174,627
272		Sanderson Farms, Inc	13,635
7,390		Sara Lee Corp	139,819
77	*	Seneca Foods Corp	1,988
718	*	Smart Balance, Inc	3,848
2,062	*	Smithfield Foods, Inc	50,065
1,331	*,e	Star Scientific, Inc	2,902
215	*,e	Synutra International, Inc	1,088
390	e	Tootsie Roll Industries, Inc	9,231
511	*	TreeHouse Foods, Inc	33,409
3,645		Tyson Foods, Inc (Class A)	75,233
302		Universal Corp	13,880
797	e	Vector Group Ltd	14,155

		TOTAL FOOD, BEVERAGE & TOBACCO	10,035,296

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
247	*	Abaxis, Inc	6,834
400	*	Abiomed, Inc	7,388
501	*,e	Accretive Health, Inc	11,513
682	*	Accuray, Inc	2,885
4,718		Aetna, Inc	199,052
204	*	Air Methods Corp	17,228
700	*	Align Technology, Inc	16,608
312	*	Alliance Imaging, Inc	393
2,366	*	Allscripts Healthcare Solutions, Inc	44,812
72	*	Almost Family, Inc	1,194
620	*	Alphatec Holdings, Inc	1,066
341	*	Amedisys, Inc	3,720
155	*	American Dental Partners, Inc	2,919
546	*	Amerigroup Corp	32,258
3,407		AmerisourceBergen Corp	126,706
357	*	AMN Healthcare Services, Inc	1,582
451	*	Amsurg Corp	11,744
150		Analogic Corp	8,598
275	*	Angiodynamics, Inc	4,073
844	*,e	Antares Pharma, Inc	1,857
325	*	Arthrocare Corp	10,296
264		Assisted Living Concepts, Inc (A Shares)	3,931
527	*,e	athenahealth, Inc	25,886
170	*	AtriCure, Inc	1,887
18		Atrion Corp	4,324
1,156		Bard (C.R.), Inc	98,838
7,208		Baxter International, Inc	356,651
2,804		Becton Dickinson & Co	209,515
356	*,e	Biolase Technology, Inc	915
412	*,e	Bio-Reference Labs, Inc	6,703
496	*	BioScrip, Inc	2,708
18,988	*	Boston Scientific Corp	101,396
1,200	*	Brookdale Senior Living, Inc	20,868
146		Cantel Medical Corp	4,078

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236	*	Capital Senior Living Corp	$1,874
4,480		Cardinal Health, Inc	181,933
291	*	CardioNet, Inc	690
160	*,e	Cardiovascular Systems, Inc	1,576
2,778	*	CareFusion Corp	70,589
560	*	Catalyst Health Solutions, Inc	29,120
390	*	CBaySystems Holdings Ltd	3,752
593	*	Centene Corp	23,477
1,874	*	Cerner Corp	114,783
449	*	Cerus Corp	1,257
281		Chemed Corp	14,390
128	*	Chindex International, Inc	1,091
3,627		Cigna Corp	152,334
1,183	*	Community Health Systems, Inc	20,643
185		Computer Programs & Systems, Inc	9,455
342	*,e	Conceptus, Inc	4,323
450	*	Conmed Corp	11,552
574		Cooper Cos, Inc	40,478
90	*	Corvel Corp	4,654
1,774	*	Coventry Health Care, Inc	53,876
6,299		Covidien plc	283,517
296	*	Cross Country Healthcare, Inc	1,643
253	*	CryoLife, Inc	1,214
327	*	Cyberonics, Inc	10,955
85	*	Cynosure, Inc (Class A)	1,000
1,187	*	DaVita, Inc	89,986
545	*,e	Delcath Systems, Inc	1,662
1,806		Dentsply International, Inc	63,192
689	*	DexCom, Inc	6,415
112	*	DynaVox, Inc	408
1,486	*	Edwards Lifesciences Corp	105,060
280	*	Emeritus Corp	4,903
536	*	Endologix, Inc	6,153
270		Ensign Group, Inc	6,615
78	*	Exactech, Inc	1,285
338	*	EXamWorks, Inc	3,204
6,211	*	Express Scripts, Inc	277,570
374	*	Five Star Quality Care, Inc	1,122
645	*	Gen-Probe, Inc	38,132
1,956	*	Gentiva Health Services, Inc	13,203
269	*	Greatbatch, Inc	5,945
360	*	Haemonetics Corp	22,039
414	*	Hanger Orthopedic Group, Inc	7,738
191	*,e	Hansen Medical, Inc	493
1,625	*	HCA Holdings, Inc	35,799
3,008	*	Health Management Associates, Inc (Class A)	22,169
1,131	*	Health Net, Inc	34,405
1,191	*	Healthsouth Corp	21,045
851	*	Healthspring, Inc	46,414
190	*	HealthStream, Inc	3,506
402	*	Healthways, Inc	2,758
149	*	HeartWare International, Inc	10,281
1,245	*	Henry Schein, Inc	80,215
759		Hill-Rom Holdings, Inc	25,571
1,005	*	HMS Holdings Corp	32,140
3,249	*	Hologic, Inc	56,890
2,092		Humana, Inc	183,280
154	*	ICU Medical, Inc	6,930
720	*	Idexx Laboratories, Inc	55,411
573	*,e	Insulet Corp	10,790
289	*	Integra LifeSciences Holdings Corp	8,910
507	*	Intuitive Surgical, Inc	234,746
316		Invacare Corp	4,832
1,041	*	Inverness Medical Innovations, Inc	24,037
220	*	IPC The Hospitalist Co, Inc	10,058
205	*	IRIS International, Inc	1,917

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

66	*	Kensey Nash Corp	$1,267
613	*	Kindred Healthcare, Inc	7,215
1,245	*	Laboratory Corp of America Holdings	107,033
174		Landauer, Inc	8,961
267	*	LHC Group, Inc	3,426
654	*	LifePoint Hospitals, Inc	24,296
1,219		Lincare Holdings, Inc	31,340
430	*	Magellan Health Services, Inc	21,272
397	*,e	MAKO Surgical Corp	10,008
611	*	Masimo Corp	11,417
3,212		McKesson Corp	250,247
486	*	MedAssets, Inc	4,496
5,081	*	Medco Health Solutions, Inc	284,028
147	*	Medical Action Industries, Inc	769
231	*	Medidata Solutions, Inc	5,024
13,672		Medtronic, Inc	522,953
1,254	*	Merge Healthcare, Inc	6,082
489		Meridian Bioscience, Inc	9,213
387	*	Merit Medical Systems, Inc	5,178
493	*	Metropolitan Health Networks, Inc	3,683
349	*	Molina Healthcare, Inc	7,793
131	*	MWI Veterinary Supply, Inc	8,704
100		National Healthcare Corp	4,190
316	*	Natus Medical, Inc	2,980
250	*	Neogen Corp	7,660
1,084	*,e	Neoprobe Corp	2,840
472	*	NuVasive, Inc	5,942
742	*	NxStage Medical, Inc	13,193
1,451		Omnicare, Inc	49,987
387	*	Omnicell, Inc	6,393
360	*	OraSure Technologies, Inc	3,280
181	*	Orthofix International NV	6,377
754		Owens & Minor, Inc	20,954
200	*	Palomar Medical Technologies, Inc	1,860
1,289		Patterson Cos, Inc	38,051
598	*	Pediatrix Medical Group, Inc	43,062
373	*	PharMerica Corp	5,662
97	*	Providence Service Corp	1,335
731	*	PSS World Medical, Inc	17,683
452	e	Quality Systems, Inc	16,719
1,981		Quest Diagnostics, Inc	115,017
333	*,e	Quidel Corp	5,038
380	*,e	RadNet, Inc	809
1,903	*	Resmed, Inc	48,336
198	*,e	Rockwell Medical Technologies, Inc	1,677
611	*	RTI Biologics, Inc	2,713
599	*	Select Medical Holdings Corp	5,080
694	*	Sirona Dental Systems, Inc	30,564
246	*	Skilled Healthcare Group, Inc (Class A)	1,343
685	*	Solta Medical, Inc	2,151
166	*	SonoSite, Inc	8,941
330	*	Spectranetics Corp	2,383
4,088		St. Jude Medical, Inc	140,218
407	*	Staar Surgical Co	4,269
300	*,e	Stereotaxis, Inc	247
745		STERIS Corp	22,216
4,025		Stryker Corp	200,083
199	*	Sun Healthcare Group, Inc	772
1,257	*	Sunrise Senior Living, Inc	8,145
147	*	SurModics, Inc	2,155
849	*	SXC Health Solutions Corp	47,952
376	*	Symmetry Medical, Inc	3,004
280	*	Synergetics USA, Inc	2,066
146	*	Synovis Life Technologies, Inc	4,063
332	*	Team Health Holdings, Inc	7,327
484		Teleflex, Inc	29,664

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,785	*	Tenet Healthcare Corp	$29,677
682	*	Thoratec Corp	22,888
128	*	Tornier BV	2,304
76	*	Transcend Services, Inc	1,803
246	*	Triple-S Management Corp (Class B)	4,925
584	*,e	Unilife Corp	1,822
13,767		UnitedHealth Group, Inc	697,711
417	*	Universal American Corp	5,300
1,112		Universal Health Services, Inc (Class B)	43,212
260	*,e	Uroplasty, Inc	1,105
133		US Physical Therapy, Inc	2,617
376	*	Vanguard Health Systems, Inc	3,843
1,505	*	Varian Medical Systems, Inc	101,031
200	*	Vascular Solutions, Inc	2,226
1,033	*	VCA Antech, Inc	20,402
603	*	Volcano Corp	14,345
530	*	WellCare Health Plans, Inc	27,825
4,565		WellPoint, Inc	302,430
397		West Pharmaceutical Services, Inc	15,066
456	*	Wright Medical Group, Inc	7,524
68		Young Innovations, Inc	2,015
2,443	*	Zimmer Holdings, Inc	130,505
255	*	Zoll Medical Corp	16,111

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,693,324

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
5,392		Avon Products, Inc	94,198
798	*	Central Garden and Pet Co (Class A)	6,639
1,786		Church & Dwight Co, Inc	81,727
1,657		Clorox Co	110,290
6,223		Colgate-Palmolive Co	574,943
350	*	Elizabeth Arden, Inc	12,964
867	*	Energizer Holdings, Inc	67,175
1,417		Estee Lauder Cos (Class A)	159,158
204	e	Female Health Co	920
1,488		Herbalife Ltd	76,885
140		Inter Parfums, Inc	2,178
4,992		Kimberly-Clark Corp	367,212
152	*,e	Medifast, Inc	2,085
140	*	Nature’s Sunshine Products, Inc	2,173
679		Nu Skin Enterprises, Inc (Class A)	32,979
127	*	Nutraceutical International Corp	1,438
63		Oil-Dri Corp of America	1,275
621	*	Prestige Brands Holdings, Inc	6,999
35,468		Procter & Gamble Co	2,366,070
238	*	Revlon, Inc (Class A)	3,539
217	*	Spectrum Brands, Inc	5,946
92	*,e	USANA Health Sciences, Inc	2,794
314		WD-40 Co	12,689

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,992,276

INSURANCE - 3.7%
4,285		ACE Ltd	300,464
5,812		Aflac, Inc	251,427
92	*,e	Alleghany Corp	26,247
599		Allied World Assurance Co Holdings Ltd	37,695
6,498		Allstate Corp	178,110
629		American Equity Investment Life Holding Co	6,542
1,036		American Financial Group, Inc	38,218
5,720	*	American International Group, Inc	132,704
85		American National Insurance Co	6,208
118	*	American Safety Insurance Holdings Ltd	2,567
202	*	Amerisafe, Inc	4,697
294		Amtrust Financial Services, Inc	6,983
4,185		AON Corp	195,858
1,780	*	Arch Capital Group Ltd	66,269

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

374		Argo Group International Holdings Ltd	$10,831
1,551		Arthur J. Gallagher & Co	51,865
961		Aspen Insurance Holdings Ltd	25,467
1,198		Assurant, Inc	49,190
2,211		Assured Guaranty Ltd	29,053
1,609		Axis Capital Holdings Ltd	51,424
125		Baldwin & Lyons, Inc (Class B)	2,725
22,243	*	Berkshire Hathaway, Inc (Class B)	1,697,140
1,536		Brown & Brown, Inc	34,760
3,636		Chubb Corp	251,684
1,758	e	Cincinnati Financial Corp	53,549
387	*	Citizens, Inc (Class A)	3,750
303		CNA Financial Corp	8,105
2,903	*	Conseco, Inc	18,318
245		Crawford & Co (Class B)	1,509
571		Delphi Financial Group, Inc (Class A)	25,295
143		Donegal Group, Inc (Class A)	2,025
280	*	eHealth, Inc	4,116
60		EMC Insurance Group, Inc	1,234
620		Employers Holdings, Inc	11,216
551		Endurance Specialty Holdings Ltd	21,076
76	*	Enstar Group Ltd	7,463
363		Erie Indemnity Co (Class A)	28,372
631		Everest Re Group Ltd	53,061
155		FBL Financial Group, Inc (Class A)	5,273
2,808		Fidelity National Title Group, Inc (Class A)	44,731
1,253		First American Financial Corp	15,876
472		Flagstone Reinsurance Holdings Ltd	3,913
6,964	*	Genworth Financial, Inc (Class A)	45,614
327	*	Greenlight Capital Re Ltd (Class A)	7,740
136	*	Hallmark Financial Services	951
539		Hanover Insurance Group, Inc	18,838
168		Harleysville Group, Inc	9,504
5,508		Hartford Financial Services Group, Inc	89,505
1,378		HCC Insurance Holdings, Inc	37,895
525	*	Hilltop Holdings, Inc	4,436
467		Horace Mann Educators Corp	6,403
205		Infinity Property & Casualty Corp	11,632
77		Kansas City Life Insurance Co	2,527
614		Kemper Corp	17,935
3,894		Lincoln National Corp	75,621
3,940		Loews Corp	148,341
553		Maiden Holdings Ltd	4,844
121	*	Markel Corp	50,175
7,012		Marsh & McLennan Cos, Inc	221,719
1,052		Max Capital Group Ltd	24,859
1,717	*,e	MBIA, Inc	19,900
694		Meadowbrook Insurance Group, Inc	7,412
303		Mercury General Corp	13,823
10,436		Metlife, Inc	325,393
855		Montpelier Re Holdings Ltd	15,176
667	*	National Financial Partners Corp	9,018
173		National Interstate Corp	4,268
27		National Western Life Insurance Co (Class A)	3,676
149	*	Navigators Group, Inc	7,104
3,022		Old Republic International Corp	28,014
313		OneBeacon Insurance Group Ltd (Class A)	4,817
896		PartnerRe Ltd	57,532
1,675	*	Phoenix Cos, Inc	2,814
543		Platinum Underwriters Holdings Ltd	18,522
200		Presidential Life Corp	1,998
424		Primerica, Inc	9,854
4,126		Principal Financial Group	101,500
400		ProAssurance Corp	31,928
8,090		Progressive Corp	157,836
1,036		Protective Life Corp	23,372

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,109		Prudential Financial, Inc	$306,183
912		Reinsurance Group of America, Inc (Class A)	47,652
697		RenaissanceRe Holdings Ltd	51,836
224		RLI Corp	16,321
200		Safety Insurance Group, Inc	8,096
257		SeaBright Insurance Holdings, Inc	1,966
656		Selective Insurance Group, Inc	11,631
628		Stancorp Financial Group, Inc	23,079
200		State Auto Financial Corp	2,718
200		Stewart Information Services Corp	2,310
839		Symetra Financial Corp	7,610
1,489		Torchmark Corp	64,608
503		Tower Group, Inc	10,146
713		Transatlantic Holdings, Inc	39,022
5,318		Travelers Cos, Inc	314,665
257	*	United America Indemnity Ltd	5,096
234		United Fire & Casualty Co	4,722
4,006		UnumProvident Corp	84,406
962		Validus Holdings Ltd	30,303
1,419		W.R. Berkley Corp	48,799
92		White Mountains Insurance Group Ltd	41,718
3,842		XL Capital Ltd	75,956

		TOTAL INSURANCE	6,588,349

MATERIALS - 4.0%
412		A. Schulman, Inc	8,726
78	*	AEP Industries, Inc	2,196
2,707		Air Products & Chemicals, Inc	230,609
1,071		Airgas, Inc	83,624
1,349	e	AK Steel Holding Corp	11,143
1,140		Albemarle Corp	58,721
13,512		Alcoa, Inc	116,879
1,325		Allegheny Technologies, Inc	63,335
1,107	*	Allied Nevada Gold Corp	33,520
292		AMCOL International Corp	7,840
241		American Vanguard Corp	3,215
816		Aptargroup, Inc	42,571
983		Ashland, Inc	56,188
331		Balchem Corp	13,419
2,222		Ball Corp	79,347
1,312		Bemis Co, Inc	39,465
1,302		Boise, Inc	9,270
300	*	Brush Engineered Materials, Inc	7,284
520		Buckeye Technologies, Inc	17,389
793		Cabot Corp	25,487
730	*	Calgon Carbon Corp	11,468
574		Carpenter Technology Corp	29,550
200	*,e	Castle (A.M.) & Co	1,892
2,031		Celanese Corp (Series A)	89,912
742	*	Century Aluminum Co	6,314
890		CF Industries Holdings, Inc	129,032
1,194	*	Chemtura	13,540
516	*	Clearwater Paper Corp	18,375
1,810		Cleveland-Cliffs, Inc	112,854
1,061	*	Coeur d’Alene Mines Corp	25,613
1,329		Commercial Metals Co	18,380
404		Compass Minerals International, Inc	27,815
2,027	*	Crown Holdings, Inc	68,067
584		Cytec Industries, Inc	26,076
127		Deltic Timber Corp	7,670
508		Domtar Corp	40,620
14,987		Dow Chemical Co	431,026
11,792		Du Pont (E.I.) de Nemours & Co	539,837
525		Eagle Materials, Inc	13,472
1,736		Eastman Chemical Co	67,808
3,861		Ecolab, Inc	223,204

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,134	*	Ferro Corp	$5,545
630	*,e	Flotek Industries, Inc	6,275
876		FMC Corp	75,371
12,037		Freeport-McMoRan Copper & Gold, Inc (Class B)	442,840
235		FutureFuel Corp	2,919
1,260	*,e	General Moly, Inc	3,893
403	*	Georgia Gulf Corp	7,854
553		Glatfelter	7,808
743		Globe Specialty Metals, Inc	9,949
351		Gold Resource Corp	7,459
922	*	Golden Minerals Co	5,357
3,083	*	Golden Star Resources Ltd	5,087
1,659	*	Graphic Packaging Holding Co	7,067
475		Greif, Inc (Class A)	21,636
605		H.B. Fuller Co	13,982
107	e	Hawkins, Inc	3,944
128		Haynes International, Inc	6,989
3,170	*	Headwaters, Inc	7,037
3,881		Hecla Mining Co	20,298
716	*	Horsehead Holding Corp	6,451
2,580		Huntsman Corp	25,800
229		Innophos Holdings, Inc	11,120
293	*	Innospec, Inc	8,225
1,000		International Flavors & Fragrances, Inc	52,420
5,517		International Paper Co	163,302
650	*	Intrepid Potash, Inc	14,710
1,794	*	Jaguar Mining, Inc	11,446
162	e	Kaiser Aluminum Corp	7,433
460	*	Kapstone Paper and Packaging Corp	7,240
75		KMG Chemicals, Inc	1,295
239		Koppers Holdings, Inc	8,212
396	*	Kraton Polymers LLC	8,039
274		Kronos Worldwide, Inc	4,943
230	*	Landec Corp	1,270
1,562	*	Louisiana-Pacific Corp	12,605
229	*	LSB Industries, Inc	6,419
4,087		LyondellBasell Industries AF S.C.A	132,787
547	e	Martin Marietta Materials, Inc	41,249
2,129		MeadWestvaco Corp	63,764
135	*	Metals USA Holdings Corp	1,519
990	*,e	Midway Gold Corp	2,089
246		Minerals Technologies, Inc	13,906
698	*,e	Molycorp, Inc	16,738
6,839		Monsanto Co	479,209
3,533		Mosaic Co	178,169
426		Myers Industries, Inc	5,257
162		Neenah Paper, Inc	3,616
125		NewMarket Corp	24,764
6,192		Newmont Mining Corp	371,581
133		Noranda Aluminium Holding Corp	1,097
3,989		Nucor Corp	157,845
943		Olin Corp	18,530
89		Olympic Steel, Inc	2,075
346	*	OM Group, Inc	7,747
511	*	Omnova Solutions, Inc	2,356
1,985	*	Owens-Illinois, Inc	38,469
1,223		Packaging Corp of America	30,869
1,476	*,e	Paramount Gold and Silver Corp	3,159
1,112		PolyOne Corp	12,844
1,966		PPG Industries, Inc	164,141
3,855		Praxair, Inc	412,100
116		Quaker Chemical Corp	4,511
928		Reliance Steel & Aluminum Co	45,184
843		Rock-Tenn Co (Class A)	48,641
850	*	Rockwood Holdings, Inc	33,465
686		Royal Gold, Inc	46,257

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,552		RPM International, Inc	$38,102
362	*	RTI International Metals, Inc	8,402
246		Schnitzer Steel Industries, Inc (Class A)	10,401
221		Schweitzer-Mauduit International, Inc	14,688
554	e	Scotts Miracle-Gro Co (Class A)	25,866
2,406		Sealed Air Corp	41,407
479	*	Senomyx, Inc	1,667
600		Sensient Technologies Corp	22,740
1,157		Sherwin-Williams Co	103,285
1,590		Sigma-Aldrich Corp	99,311
650		Silgan Holdings, Inc	25,116
1,458	*	Solutia, Inc	25,194
1,203		Sonoco Products Co	39,651
2,115		Southern Copper Corp (NY)	63,831
370	*	Spartech Corp	1,750
2,595		Steel Dynamics, Inc	34,124
100		Stepan Co	8,016
1,856	*	Stillwater Mining Co	19,414
1,260		Temple-Inland, Inc	39,955
298		Texas Industries, Inc	9,172
164	*	Texas Petrochemicals, Inc	3,826
2,060	*	Thompson Creek Metals Co, Inc	14,338
1,028		Titanium Metals Corp	15,399
314		Tredegar Corp	6,977
30	*	United States Lime & Minerals, Inc	1,803
1,738	e	United States Steel Corp	45,987
72	*	Universal Stainless & Alloy	2,690
334	*	US Energy Corp Wyoming	972
1,134	*,e	US Gold Corp	3,810
1,208		Valspar Corp	47,076
851	*,e	Vista Gold Corp	2,613
1,590		Vulcan Materials Co	62,567
786		Walter Energy, Inc	47,600
784		Wausau Paper Corp	6,476
220		Westlake Chemical Corp	8,853
735		Worthington Industries, Inc	12,039
878	*	WR Grace & Co	40,318
260		Zep, Inc	3,635
350	*	Zoltek Cos, Inc	2,667

		TOTAL MATERIALS	7,150,669

MEDIA - 3.1%
210		AH Belo Corp (Class A)	998
675	*	AMC Networks, Inc	25,367
361		Arbitron, Inc	12,422
946		Belo (A.H.) Corp (Class A)	5,960
2,700		Cablevision Systems Corp (Class A)	38,394
8,315		CBS Corp (Class B)	225,669
463	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	3,019
686	*	Charter Communications, Inc	39,061
1,151		Cinemark Holdings, Inc	21,282
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	5,020
35,044		Comcast Corp (Class A)	830,894
200	*,e	Crown Media Holdings, Inc (Class A)	242
300	*	Digital Generation, Inc	3,576
8,966	*	DIRECTV	383,386
3,487	*	Discovery Communications, Inc (Class A)	142,862
2,532		DISH Network Corp (Class A)	72,111
943	*,e	DreamWorks Animation SKG, Inc (Class A)	15,649
285	*,e	Entercom Communications Corp (Class A)	1,753
599		Entravision Communications Corp (Class A)	934
354	*	EW Scripps Co (Class A)	2,836
52	*	Fisher Communications, Inc	1,499
2,876		Gannett Co, Inc	38,452
137	*	Global Sources Ltd	664

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

591	*	Gray Television, Inc	$957
700		Harte-Hanks, Inc	6,363
6,067		Interpublic Group of Cos, Inc	59,032
542		John Wiley & Sons, Inc (Class A)	24,065
474	*	Journal Communications, Inc (Class A)	2,086
284	*	Knology, Inc	4,033
736	*,e	Lamar Advertising Co (Class A)	20,240
3,446	*	Liberty Global, Inc (Class A)	141,389
1,440	*	Liberty Interactive LLC	112,392
341	*	Lin TV Corp (Class A)	1,442
823	*,e	Lions Gate Entertainment Corp	6,847
1,699	*	Live Nation, Inc	14,119
715	*	Madison Square Garden, Inc	20,478
239	e	Martha Stewart Living Omnimedia, Inc (Class A)	1,052
732	*,e	McClatchy Co (Class A)	1,749
3,953		McGraw-Hill Cos, Inc	177,766
317		MDC Partners, Inc	4,286
426	e	Meredith Corp	13,909
303		Morningstar, Inc	18,013
760		National CineMedia, Inc	9,424
1,565	*,e	New York Times Co (Class A)	12,097
29,271		News Corp (Class A)	522,195
760	*	Nexstar Broadcasting Group, Inc (Class A)	5,958
3,653		Omnicom Group, Inc	162,851
183		Outdoor Channel Holdings, Inc	1,365
202	*	Pandora Media, Inc	2,022
120	*	ReachLocal, Inc	742
1,035	e	Regal Entertainment Group (Class A)	12,358
114	*	Rentrak Corp	1,628
40	*	Saga Communications, Inc	1,495
365		Scholastic Corp	10,939
1,200		Scripps Networks Interactive (Class A)	50,904
540		Sinclair Broadcast Group, Inc (Class A)	6,118
50,576	*,e	Sirius XM Radio, Inc	92,048
4,730		Thomson Corp	126,149
4,180		Time Warner Cable, Inc	265,723
12,718		Time Warner, Inc	459,629
601	*,e	Valassis Communications, Inc	11,557
7,017		Viacom, Inc (Class B)	318,642
3,996		Virgin Media, Inc	85,434
24,018		Walt Disney Co	900,676
62	e	Washington Post Co (Class B)	23,362
251	e	World Wrestling Entertainment, Inc (Class A)	2,339

		TOTAL MEDIA	5,587,923

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
19,750		Abbott Laboratories	1,110,543
488	*,e	Achillion Pharmaceuticals, Inc	3,719
457	*	Acorda Therapeutics, Inc	10,895
166	*	Affymax, Inc	1,097
766	*	Affymetrix, Inc	3,133
4,326	*	Agilent Technologies, Inc	151,107
1,200	*	Akorn, Inc	13,344
276	*	Albany Molecular Research, Inc	809
2,344	*	Alexion Pharmaceuticals, Inc	167,595
1,288	*	Alkermes PLC	22,360
3,873		Allergan, Inc	339,817
955	*	Allos Therapeutics, Inc	1,356
434	*	Alnylam Pharmaceuticals, Inc	3,537
252	*	AMAG Pharmaceuticals, Inc	4,765
11,169		Amgen, Inc	717,160
250	*	Ampio Pharmaceuticals, Inc	1,068
1,697	*	Amylin Pharmaceuticals, Inc	19,312
249	*	Ardea Biosciences, Inc	4,186
955	*,e	Arena Pharmaceuticals, Inc	1,786
1,643	*	Ariad Pharmaceuticals, Inc	20,127

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364	*	Arqule, Inc	$2,053
600	*,e	Array Biopharma, Inc	1,296
703	*	Astex Pharmaceuticals	1,329
567	*	Auxilium Pharmaceuticals, Inc	11,300
1,563	*,e	AVANIR Pharmaceuticals, Inc	3,204
330	*,e	AVEO Pharmaceuticals, Inc	5,676
937	*,e	AVI BioPharma, Inc	698
572	*,e	BioCryst Pharmaceuticals, Inc	1,413
3,070	*	Biogen Idec, Inc	337,853
1,375	*	BioMarin Pharmaceuticals, Inc	47,273
528	*,e	BioMimetic Therapeutics, Inc	1,505
247	*	Bio-Rad Laboratories, Inc (Class A)	23,722
794	*,e	Biosante Pharmaceuticals, Inc	399
45	*	Biospecifics Technologies Corp	748
252	*	Biotime, Inc	1,464
21,677		Bristol-Myers Squibb Co	763,897
1,049	*	Bruker BioSciences Corp	13,029
480	*,e	Cadence Pharmaceuticals, Inc	1,896
206	*	Cambrex Corp	1,479
5,881	*	Celgene Corp	397,555
2,078	*,e	Cell Therapeutics, Inc	2,410
175	*	Celldex Therapeutics, Inc	455
911	*	Cepheid, Inc	31,348
716	*	Charles River Laboratories International, Inc	19,568
1,587	*,e	Chelsea Therapeutics International, Inc	8,141
313	*	Codexis, Inc	1,659
916	*,e	Columbia Laboratories, Inc	2,290
804	*,e	Combinatorx, Inc	973
492	*,e	Corcept Therapeutics, Inc	1,683
772	*	Covance, Inc	35,296
805	*	Cubist Pharmaceuticals, Inc	31,894
754	*,e	Curis, Inc	3,529
335	*	Cytori Therapeutics, Inc	737
1,787	*,e	Dendreon Corp	13,581
567	*	Depomed, Inc	2,937
698	*	Durect Corp	824
300	*	Dusa Pharmaceuticals, Inc	1,314
1,197	*	Dyax Corp	1,628
4,132	*,e	Dynavax Technologies Corp	13,718
13,023		Eli Lilly & Co	541,236
220	*	Emergent Biosolutions, Inc	3,705
1,415	*	Endo Pharmaceuticals Holdings, Inc	48,860
242	*	Enzo Biochem, Inc	542
551	*	Enzon Pharmaceuticals, Inc	3,692
723	*	eResearch Technology, Inc	3,391
422	*	Exact Sciences Corp	3,427
2,025	*	Exelixis, Inc	9,588
3,617	*	Forest Laboratories, Inc	109,450
104	*	Furiex Pharmaceuticals Inc	1,738
270	*,e	Genomic Health, Inc	6,855
1,585	*	Geron Corp	2,346
10,001	*	Gilead Sciences, Inc	409,340
867	*	Halozyme Therapeutics, Inc	8,245
290	*	Harvard Bioscience, Inc	1,122
118	*	Hi-Tech Pharmacal Co, Inc	4,589
2,098	*	Hospira, Inc	63,716
2,356	*	Human Genome Sciences, Inc	17,411
431	*,e	Idenix Pharmaceuticals, Inc	3,209
1,556	*	Illumina, Inc	47,427
811	*,e	Immunogen, Inc	9,391
1,809	*,e	Immunomedics, Inc	6,024
738	*	Impax Laboratories, Inc	14,885
1,128	*,e	Incyte Corp	16,931
224	*,e	Infinity Pharmaceuticals, Inc	1,980
1,082	*	Inhibitex, Inc	11,837
312	*,e	Insmed, Inc	952

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

614	*	InterMune, Inc	$7,736
622	*	Ironwood Pharmaceuticals, Inc	7,445
1,170	*	Isis Pharmaceuticals, Inc	8,436
322	*	ISTA Pharmaceuticals, Inc	2,270
273	*	Jazz Pharmaceuticals, Inc	10,546
34,831		Johnson & Johnson	2,284,216
618	*,e	Keryx Biopharmaceuticals, Inc	1,564
640	*,e	KV Pharmaceutical Co (Class A)	896
2,404	*	Lexicon Pharmaceuticals, Inc	3,101
2,313	*	Life Technologies Corp	89,999
230	*	Ligand Pharmaceuticals, Inc (Class B)	2,730
588	*	Luminex Corp	12,483
641	*,e	MannKind Corp	1,603
269	*	MAP Pharmaceuticals, Inc	3,543
317	*	Maxygen, Inc	1,785
897	*	Medicines Co	16,720
767		Medicis Pharmaceutical Corp (Class A)	25,503
398	*	Medivation, Inc	18,352
90	*	Medtox Scientific, Inc	1,265
39,220		Merck & Co, Inc	1,478,594
431	*,e	Metabolix, Inc	1,961
437	*	Mettler-Toledo International, Inc	64,549
964	*,e	Micromet, Inc	6,931
571	*	Momenta Pharmaceuticals, Inc	9,930
5,458	*	Mylan Laboratories, Inc	117,129
1,132	*	Myriad Genetics, Inc	23,704
612	*	Nabi Biopharmaceuticals	1,151
1,670	*,e	Nektar Therapeutics	9,344
559	*	Neurocrine Biosciences, Inc	4,752
765	*,e	Novavax, Inc	964
1,652	*	NPS Pharmaceuticals, Inc	10,887
710	*	Nymox Pharmaceutical Corp	5,836
203	*	Obagi Medical Products, Inc	2,062
120	*	OncoGenex Pharmaceutical, Inc	1,409
517	*,e	Oncothyreon, Inc	3,919
797	*	Onyx Pharmaceuticals, Inc	35,028
2,882	*,e	Opko Health, Inc	14,122
571	*,e	Optimer Pharmaceuticals, Inc	6,989
224	*,e	Orexigen Therapeutics, Inc	361
170	*,e	Osiris Therapeutics, Inc	910
424	*	Pacific Biosciences of California, Inc	1,187
300	*,e	Pain Therapeutics, Inc	1,140
424	*	Par Pharmaceutical Cos, Inc	13,878
647	*	Parexel International Corp	13,419
1,837		PDL BioPharma, Inc	11,389
617	*,e	Peregrine Pharmaceuticals, Inc	636
1,408		PerkinElmer, Inc	28,160
1,060		Perrigo Co	103,138
100,397		Pfizer, Inc	2,172,591
468	*,e	Pharmacyclics, Inc	6,936
926	*	Pharmasset, Inc	118,712
322	*	Pozen, Inc	1,272
300	*	Progenics Pharmaceuticals, Inc	2,562
2,905	*,e	Qiagen N.V. (NASDAQ)	40,118
891	*	Questcor Pharmaceuticals, Inc	37,048
401	*,e	Raptor Pharmaceutical Corp	2,510
904	*	Regeneron Pharmaceuticals, Inc	50,109
854	*	Rigel Pharmaceuticals, Inc	6,738
85	*,e	Sagent Pharmaceuticals	1,785
722	*	Salix Pharmaceuticals Ltd	34,548
410	*,e	Sangamo Biosciences, Inc	1,164
630	*	Santarus, Inc	2,085
739	*,e	Savient Pharmaceuticals, Inc	1,648
450	*	Sciclone Pharmaceuticals, Inc	1,931
1,200	*,e	Seattle Genetics, Inc	20,058
1,228	*,e	Sequenom, Inc	5,465

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

310	*,e	SIGA Technologies, Inc	$781
823	*	Spectrum Pharmaceuticals, Inc	12,040
271	*,e	Synta Pharmaceuticals Corp	1,266
286	*	Targacept, Inc	1,593
580		Techne Corp	39,591
853	*	Theravance, Inc	18,851
4,763	*	Thermo Electron Corp	214,191
686	*	United Therapeutics Corp	32,414
317	*	Vanda Pharmaceuticals, Inc	1,509
2,562	*	Vertex Pharmaceuticals, Inc	85,084
423	*,e	Vical, Inc	1,865
931	*	Viropharma, Inc	25,500
979	*,e	Vivus, Inc	9,545
2,109	*	Warner Chilcott plc	31,909
1,221	*	Waters Corp	90,415
1,573	*	Watson Pharmaceuticals, Inc	94,915
288	*,e	Xenoport, Inc	1,097
599	*,e	ZIOPHARM Oncology, Inc	2,642

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,387,539

REAL ESTATE - 3.1%
483		Acadia Realty Trust	9,728
79		Agree Realty Corp	1,926
24		Alexander’s, Inc	8,881
749		Alexandria Real Estate Equities, Inc	51,659
5,703		AMB Property Corp	163,049
393		American Assets Trust,Inc	8,060
937		American Campus Communities, Inc	39,317
2,848		American Capital Agency Corp	79,972
12,084		Annaly Capital Management, Inc	192,861
1,428		Anworth Mortgage Asset Corp	8,968
1,446		Apartment Investment & Management Co (Class A)	33,128
131		Apollo Commercial Real Estate Finance, Inc	1,720
1,485		ARMOUR Residential REIT, Inc	10,469
1,263		Ashford Hospitality Trust, Inc	10,104
672		Associated Estates Realty Corp	10,718
1,169		AvalonBay Communities, Inc	152,671
110	*	Avatar Holdings, Inc	790
1,747		BioMed Realty Trust, Inc	31,586
1,810		Boston Properties, Inc	180,276
1,550		Brandywine Realty Trust	14,725
940		BRE Properties, Inc (Class A)	47,451
806		Camden Property Trust	50,165
373		Campus Crest Communities, Inc	3,752
1,088		Capital Lease Funding, Inc	4,396
838		Capstead Mortgage Corp	10,425
2,209		CBL & Associates Properties, Inc	34,681
3,513	*	CBRE Group, Inc	53,467
1,018		Cedar Shopping Centers, Inc	4,388
105		Chatham Lodging Trust	1,132
462		Chesapeake Lodging Trust	7,143
12,294		Chimera Investment Corp	30,858
509		Cogdell Spencer, Inc	2,163
1,235		Colonial Properties Trust	25,762
666		Colony Financial, Inc	10,463
59		Consolidated-Tomoka Land Co	1,597
238		Coresite Realty	4,241
851		Corporate Office Properties Trust	18,092
1,084		Cousins Properties, Inc	6,948
715		CreXus Investment Corp	7,422
1,389		CubeSmart	14,779
1,094		CYS Investments, Inc	14,375
3,066		DCT Industrial Trust, Inc	15,698
2,398		DDR Corp	29,184
2,598		DiamondRock Hospitality Co	25,045
1,279		Digital Realty Trust, Inc	85,271

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,549		Douglas Emmett, Inc	$28,254
2,789		Duke Realty Corp	33,607
734		DuPont Fabros Technology, Inc	17,777
1,055		Dynex Capital, Inc	9,632
305		EastGroup Properties, Inc	13,261
1,317		Education Realty Trust, Inc	13,473
580		Entertainment Properties Trust	25,352
365		Equity Lifestyle Properties, Inc	24,342
589		Equity One, Inc	10,001
3,664		Equity Residential	208,958
405		Essex Property Trust, Inc	56,907
183		Excel Trust, Inc	2,196
1,451		Extra Space Storage, Inc	35,158
774		Federal Realty Investment Trust	70,241
2,088	*	FelCor Lodging Trust, Inc	6,368
1,135	*	First Industrial Realty Trust, Inc	11,611
627		First Potomac Realty Trust	8,182
1,703	*	Forest City Enterprises, Inc (Class A)	20,129
498	*	Forestar Real Estate Group, Inc	7,535
839		Franklin Street Properties Corp	8,348
7,003		General Growth Properties, Inc	105,185
404		Getty Realty Corp	5,636
579		Gladstone Commercial Corp	10,161
1,568		Glimcher Realty Trust	14,426
625		Government Properties Income Trust	14,094
929		Hatteras Financial Corp	24,498
5,090		HCP, Inc	210,878
2,432		Health Care REIT, Inc	132,617
901		Healthcare Realty Trust, Inc	16,750
3,082		Hersha Hospitality Trust	15,040
856		Highwoods Properties, Inc	25,398
606		Home Properties, Inc	34,887
1,473		Hospitality Properties Trust	33,850
8,534		Host Marriott Corp	126,047
276	*	Howard Hughes Corp	12,191
898		HRPT Properties Trust	14,943
467		Hudson Pacific Properties	6,613
843		Inland Real Estate Corp	6,415
1,511		Invesco Mortgage Capital, Inc	21,230
895		Investors Real Estate Trust	6,529
1,264	*	iStar Financial, Inc	6,687
533		Jones Lang LaSalle, Inc	32,652
255		Kennedy-Wilson Holdings, Inc	2,698
707		Kilroy Realty Corp	26,915
5,056		Kimco Realty Corp	82,109
715		Kite Realty Group Trust	3,225
1,327		LaSalle Hotel Properties	32,127
2,104		Lexington Corporate Properties Trust	15,759
1,338		Liberty Property Trust	41,317
376		LTC Properties, Inc	11,603
1,628		Macerich Co	82,377
1,019		Mack-Cali Realty Corp	27,197
642	*	Maguire Properties, Inc	1,278
1,859		Medical Properties Trust, Inc	18,348
4,747		MFA Mortgage Investments, Inc	31,900
474		Mid-America Apartment Communities, Inc	29,649
220		Mission West Properties, Inc	1,984
237		Monmouth Real Estate Investment Corp (Class A)	2,169
478		National Health Investors, Inc	21,022
1,320		National Retail Properties, Inc	34,822
1,580		Newcastle Investment Corp	7,347
2,419		NorthStar Realty Finance Corp	11,539
499		NRDC Acquisition Corp	5,908
1,261		Omega Healthcare Investors, Inc	24,400
498		One Liberty Properties, Inc	8,217
259		Parkway Properties, Inc	2,554

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

650		Pebblebrook Hotel Trust	$12,467
759		Pennsylvania Real Estate Investment Trust	7,924
342		Pennymac Mortgage Investment Trust	5,684
2,149		Piedmont Office Realty Trust, Inc	36,619
1,962		Plum Creek Timber Co, Inc	71,731
588		Post Properties, Inc	25,707
481		Potlatch Corp	14,964
235		PS Business Parks, Inc	13,026
1,793		Public Storage, Inc	241,086
1,095		RAIT Investment Trust	5,201
459		Ramco-Gershenson Properties	4,512
1,593		Rayonier, Inc	71,096
1,684		Realty Income Corp	58,873
936		Redwood Trust, Inc	9,528
1,068		Regency Centers Corp	40,178
897		Resource Capital Corp	5,032
302		RLJ Lodging Trust	5,083
199		Sabra Healthcare REIT, Inc	2,406
133		Saul Centers, Inc	4,711
2,067		Senior Housing Properties Trust	46,383
3,728		Simon Property Group, Inc	480,687
1,116		SL Green Realty Corp	74,370
311		Sovran Self Storage, Inc	13,270
810	*,e	St. Joe Co	11,875
204		STAG Industrial, Inc	2,340
1,129		Starwood Property Trust, Inc	20,898
3,163	*	Strategic Hotels & Resorts, Inc	16,985
346		Summit Hotel Properties, Inc	3,266
236		Sun Communities, Inc	8,621
1,531	*	Sunstone Hotel Investors, Inc	12,478
1,058		Tanger Factory Outlet Centers, Inc	31,021
659		Taubman Centers, Inc	40,924
156	*	Tejon Ranch Co	3,819
108		Terreno Realty Corp	1,635
1,907		Two Harbors Investment Corp	17,621
2,700		UDR, Inc	67,770
120		UMH Properties, Inc	1,117
200		Universal Health Realty Income Trust	7,800
213		Urstadt Biddle Properties, Inc (Class A)	3,851
3,242		Ventas, Inc	178,731
2,341		Vornado Realty Trust	179,929
820		Washington Real Estate Investment Trust	22,427
1,502		Weingarten Realty Investors	32,774
6,692		Weyerhaeuser Co	124,940
550		Whitestone REIT	6,545
242		Winthrop Realty Trust	2,461

		TOTAL REAL ESTATE	5,584,395

RETAILING - 3.8%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	6,772
521	*	99 Cents Only Stores	11,436
998		Aaron’s, Inc	26,627
1,092		Abercrombie & Fitch Co (Class A)	53,333
968		Advance Auto Parts, Inc	67,402
1,127	*	Aeropostale, Inc	17,187
4,618	*	Amazon.com, Inc	799,375
2,498		American Eagle Outfitters, Inc	38,194
122	*	America’s Car-Mart, Inc	4,780
671	*	Ann Taylor Stores Corp	16,627
359	*	Asbury Automotive Group, Inc	7,740
200	*	Audiovox Corp (Class A)	1,690
508	*,e	Autonation, Inc	18,730
332	*	Autozone, Inc	107,890
477	*,e	Barnes & Noble, Inc	6,907
380		Bebe Stores, Inc	3,165
3,194	*	Bed Bath & Beyond, Inc	185,156

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,933		Best Buy Co, Inc	$91,914
334		Big 5 Sporting Goods Corp	3,487
961	*	Big Lots, Inc	36,287
158	*,e	Blue Nile, Inc	6,459
142	*	Body Central Corp	3,544
142	e	Bon-Ton Stores, Inc	479
482	e	Brown Shoe Co, Inc	4,290
310	e	Buckle, Inc	12,670
200	*	Build-A-Bear Workshop, Inc	1,692
535	*	Cabela’s, Inc	13,600
2,810	*	Carmax, Inc	85,649
514	*	Casual Male Retail Group, Inc	1,758
525		Cato Corp (Class A)	12,705
2,840	*	Charming Shoppes, Inc	13,916
2,122		Chico’s FAS, Inc	23,639
335	*	Children’s Place Retail Stores, Inc	17,795
390		Christopher & Banks Corp	913
243	*	Citi Trends, Inc	2,134
657	*	Coldwater Creek, Inc	775
922	*	Collective Brands, Inc	13,249
142	*	Conn’s, Inc	1,576
108		Core-Mark Holding Co, Inc	4,277
234	*,e	Cost Plus, Inc	2,282
118		Destination Maternity Corp	1,973
1,171		Dick’s Sporting Goods, Inc	43,186
433	e	Dillard’s, Inc (Class A)	19,433
1,336	*	Dollar General Corp	54,963
1,531	*	Dollar Tree, Inc	127,241
329		DSW, Inc (Class A)	14,545
1,236		Expedia, Inc	35,869
683	*	Express Parent LLC	13,619
1,521		Family Dollar Stores, Inc	87,701
681		Finish Line, Inc (Class A)	13,133
1,993		Foot Locker, Inc	47,513
480		Fred’s, Inc (Class A)	6,998
1,759	*	GameStop Corp (Class A)	42,445
5,018		Gap, Inc	93,084
349	*	Genesco, Inc	21,547
1,955		Genuine Parts Co	119,645
280	*	GNC Holdings, Inc	8,106
300		Group 1 Automotive, Inc	15,540
511	*	Groupon, Inc	10,542
756		Guess?, Inc	22,544
166		Haverty Furniture Cos, Inc	1,823
176	*,e	HHgregg, Inc	2,543
373	*	Hibbett Sports, Inc	16,852
20,306		Home Depot, Inc	853,663
107	*,e	HomeAway, Inc	2,488
450		Hot Topic, Inc	2,975
475		HSN, Inc	17,224
2,054		JC Penney Co, Inc	72,198
349	*	JOS A Bank Clothiers, Inc	17,017
145	*	Kirkland’s, Inc	1,929
3,220		Kohl’s Corp	158,907
7,419	*	Liberty Media Holding Corp (Interactive A)	120,299
3,240		Limited Brands, Inc	130,734
205		Lithia Motors, Inc (Class A)	4,481
1,960	*	LKQ Corp	58,957
16,545		Lowe’s Companies, Inc	419,911
278	*	Lumber Liquidators, Inc	4,909
5,331		Macy’s, Inc	171,552
257	*	MarineMax, Inc	1,676
593		Men’s Wearhouse, Inc	19,219
361		Monro Muffler, Inc	14,003
734	*	NetFlix, Inc	50,859
512	*	New York & Co, Inc	1,362

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,992		Nordstrom, Inc	$99,022
414	e	Nutri/System, Inc	5,353
3,305	*	Office Depot, Inc	7,106
1,103	*	OfficeMax, Inc	5,008
482	*	Orbitz Worldwide, Inc	1,812
22	*	Orchard Supply Hardware Stores Corp	73
1,737	*	O’Reilly Automotive, Inc	138,873
176	*,e	Overstock.com, Inc	1,380
886	*,e	Pacific Sunwear Of California, Inc	1,515
500		Penske Auto Group, Inc	9,625
614		PEP Boys - Manny Moe & Jack	6,754
278		PetMed Express, Inc	2,886
1,427		Petsmart, Inc	73,191
1,378	*	Pier 1 Imports, Inc	19,196
631	*	Priceline.com, Inc	295,124
1,485		RadioShack Corp	14,419
793		Rent-A-Center, Inc	29,341
2,950		Ross Stores, Inc	140,214
180	*,e	Rue21, Inc	3,888
1,641	*,e	Saks, Inc	16,000
1,125	*	Sally Beauty Holdings, Inc	23,771
481	*,e	Sears Holdings Corp	15,286
907	*	Select Comfort Corp	19,673
66	*	Shoe Carnival, Inc	1,696
369	*	Shutterfly, Inc	8,398
1,056		Signet Jewelers Ltd	46,422
481	e	Sonic Automotive, Inc (Class A)	7,124
411		Stage Stores, Inc	5,709
8,866		Staples, Inc	123,149
200	*	Stein Mart, Inc	1,362
151	*	Systemax, Inc	2,478
846	*,e	Talbots, Inc	2,250
8,757		Target Corp	448,534
1,588		Tiffany & Co	105,221
4,897		TJX Companies, Inc	316,101
898		Tractor Supply Co	62,995
1,236	*	TripAdvisor, Inc	31,160
228	*	Tuesday Morning Corp	787
564	*	Ulta Salon Cosmetics & Fragrance, Inc	36,615
1,468	*	Urban Outfitters, Inc	40,458
150	*	US Auto Parts Network, Inc	656
517	*,e	Valuevision International, Inc (Class A)	972
310	*	Vitamin Shoppe, Inc	12,363
178	*	West Marine, Inc	2,070
1,045	*	Wet Seal, Inc (Class A)	3,407
1,307		Williams-Sonoma, Inc	50,320
400	*,e	Zale Corp	1,524
245	*,e	Zumiez, Inc	6,801

		TOTAL RETAILING	6,921,391

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
395	*	Advanced Analogic Technologies, Inc	2,283
504	*	Advanced Energy Industries, Inc	5,408
8,476	*	Advanced Micro Devices, Inc	45,770
183	*	Alpha & Omega Semiconductor Lt	1,338
4,086		Altera Corp	151,591
1,245	*,e	Amkor Technology, Inc	5,428
118	*	Amtech Systems, Inc	1,004
891	*	Anadigics, Inc	1,951
3,796		Analog Devices, Inc	135,821
16,389		Applied Materials, Inc	175,526
891	*	Applied Micro Circuits Corp	5,988
5,710	*	Atmel Corp	46,251
395	*	ATMI, Inc	7,912
2,377		Avago Technologies Ltd	68,600
6,246	*	Axcelis Technologies, Inc	8,307

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,188	*	AXT, Inc	$4,954
6,876		Broadcom Corp (Class A)	201,879
831		Brooks Automation, Inc	8,534
285	*	Cabot Microelectronics Corp	13,466
664	*	Cavium Networks, Inc	18,878
234	*,e	Ceva, Inc	7,081
821	*	Cirrus Logic, Inc	13,013
280		Cohu, Inc	3,178
1,347	*	Cree, Inc	29,688
364	*	Cymer, Inc	18,113
2,072	*	Cypress Semiconductor Corp	34,996
395	*	Diodes, Inc	8,414
289	*	DSP Group, Inc	1,506
1,676	*	Entegris, Inc	14,623
903	*	Entropic Communications, Inc	4,614
520	*	Exar Corp	3,380
1,583	*	Fairchild Semiconductor International, Inc	19,059
737	*	First Solar, Inc	24,881
593	*	Formfactor, Inc	3,001
537	*,e	Freescale Semiconductor Holdings Ltd	6,793
1,943	*	FSI International, Inc	7,111
234	*	GSI Technology, Inc	1,095
1,568	*,e	GT Solar International, Inc	11,352
459	*	Hittite Microwave Corp	22,665
252	*	Inphi Corp	3,014
1,945	*	Integrated Device Technology, Inc	10,620
306	*	Integrated Silicon Solution, Inc	2,797
67,371		Intel Corp	1,633,748
853	*	International Rectifier Corp	16,565
1,411		Intersil Corp (Class A)	14,731
257	*	IXYS Corp	2,783
2,180		Kla-Tencor Corp	105,185
800	*	Kopin Corp	3,104
848	*	Kulicke & Soffa Industries, Inc	7,844
1,524	*	Lam Research Corp	56,418
1,300	*	Lattice Semiconductor Corp	7,722
2,843		Linear Technology Corp	85,375
7,838	*	LSI Logic Corp	46,636
584	*	LTX-Credence Corp	3,124
6,576	*	Marvell Technology Group Ltd	91,078
3,678		Maxim Integrated Products, Inc	95,775
87	*	MaxLinear, Inc	413
2,748	*,e	MEMC Electronic Materials, Inc	10,827
797		Micrel, Inc	8,058
2,393	e	Microchip Technology, Inc	87,656
11,037	*	Micron Technology, Inc	69,423
1,063	*	Microsemi Corp	17,805
378	*	Mindspeed Technologies, Inc	1,731
766	*	MIPS Technologies, Inc	3,416
604		MKS Instruments, Inc	16,803
407	*	Monolithic Power Systems, Inc	6,133
316	*,e	MoSys, Inc	1,327
214	*	Nanometrics, Inc	3,942
935	*	Netlogic Microsystems, Inc	46,348
885	*	Novellus Systems, Inc	36,542
55	*	NVE Corp	3,054
7,644	*	Nvidia Corp	105,946
721	*	Omnivision Technologies, Inc	8,821
5,369	*	ON Semiconductor Corp	41,449
268	*	PDF Solutions, Inc	1,868
304	*	Pericom Semiconductor Corp	2,313
666	*	Photronics, Inc	4,049
410	*	PLX Technology, Inc	1,177
2,763	*	PMC - Sierra, Inc	15,224
358		Power Integrations, Inc	11,871
1,317	*	Rambus, Inc	9,943

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,137	*	RF Micro Devices, Inc	$16,940
149	*,e	Rubicon Technology, Inc	1,399
351	*	Rudolph Technologies, Inc	3,250
936	*	Semtech Corp	23,232
373	*	Sigma Designs, Inc	2,238
1,131	*	Silicon Image, Inc	5,316
618	*,e	Silicon Laboratories, Inc	26,834
2,390	*	Skyworks Solutions, Inc	38,766
622	*	Spansion, Inc	5,150
300	*	Standard Microsystems Corp	7,731
345	*	STR Holdings, Inc	2,839
1,213	*,e	SunPower Corp	7,557
100	*	Supertex, Inc	1,888
2,167	*	Teradyne, Inc	29,536
605	*	Tessera Technologies, Inc	10,134
14,755		Texas Instruments, Inc	429,519
1,986	*	Triquint Semiconductor, Inc	9,672
267	*	Ultra Clean Holdings	1,631
283	*	Ultratech, Inc	6,953
512	*,e	Veeco Instruments, Inc	10,650
288	*	Volterra Semiconductor Corp	7,376
3,465		Xilinx, Inc	111,088

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,607,809

SOFTWARE & SERVICES - 9.1%
552	*	Accelrys, Inc	3,709
8,251		Accenture plc	439,201
400	*	ACI Worldwide, Inc	11,456
149	*,e	Active Network, Inc	2,026
5,714		Activision Blizzard, Inc	70,396
620	*	Actuate Corp	3,633
1,008	*	Acxiom Corp	12,308
6,395	*	Adobe Systems, Inc	180,787
374	*	Advent Software, Inc	9,111
2,323	*	Akamai Technologies, Inc	74,986
664	*	Alliance Data Systems Corp	68,950
2,552	*	Amdocs Ltd	72,809
276		American Software, Inc (Class A)	2,608
395	*,e	Ancestry.com, Inc	9,069
1,142	*	Ansys, Inc	65,414
1,288	*	AOL, Inc	19,449
1,201	*	Ariba, Inc	33,724
1,054	*	Aspen Technology, Inc	18,287
2,855	*	Autodesk, Inc	86,592
6,341		Automatic Data Processing, Inc	342,477
280	*,e	Bankrate, Inc	6,020
538		Blackbaud, Inc	14,903
2,295	*	BMC Software, Inc	75,230
294	*	Booz Allen Hamilton Holding Co	5,072
421	*	Bottomline Technologies, Inc	9,755
1,693		Broadridge Financial Solutions, Inc	38,177
281	*,e	BroadSoft, Inc	8,486
5,094		CA, Inc	102,975
372	*	CACI International, Inc (Class A)	20,802
3,247	*	Cadence Design Systems, Inc	33,769
370	*	Callidus Software, Inc	2,375
531	*	Cardtronics, Inc	14,369
82		Cass Information Systems, Inc	2,984
834	*	Ciber, Inc	3,219
2,438	*	Citrix Systems, Inc	148,035
118	*,m	Clinical Data, Inc	112
3,871	*	Cognizant Technology Solutions Corp (Class A)	248,944
547	*	Commvault Systems, Inc	23,368
1,926		Computer Sciences Corp	45,646
174	*	Computer Task Group, Inc	2,450
2,948	*	Compuware Corp	24,527

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

399	*	comScore, Inc	$8,459
555	*	Concur Technologies, Inc	28,188
342	*,e	Constant Contact, Inc	7,938
1,260	*	Convergys Corp	16,090
142	*	Cornerstone OnDemand, Inc	2,590
485	*	CSG Systems International, Inc	7,134
485	*	DealerTrack Holdings, Inc	13,221
235	*	Deltek, Inc	2,308
229	*	DemandTec, Inc	3,016
606	*	Dice Holdings, Inc	5,024
453	*	Digital River, Inc	6,804
85	*	DMRC Corp	2,031
426		DST Systems, Inc	19,392
110	*	Dynamics Research Corp	1,247
1,405		Earthlink, Inc	9,048
14,729	*	eBay, Inc	446,730
322	e	Ebix, Inc	7,116
134	*,e	Echo Global Logistics, Inc	2,164
4,129	*	Electronic Arts, Inc	85,057
94	*	Envestnet, Inc	1,124
405		EPIQ Systems, Inc	4,868
583	*	Equinix, Inc	59,116
589	*	Euronet Worldwide, Inc	10,885
250	*	ExlService Holdings, Inc	5,593
586		Factset Research Systems, Inc	51,146
602		Fair Isaac Corp	21,576
313	*	FalconStor Software, Inc	808
3,263		Fidelity National Information Services, Inc	86,763
1,223	*	First American Corp	15,813
1,804	*	Fiserv, Inc	105,967
178	*	FleetCor Technologies, Inc	5,317
178	*	Forrester Research, Inc	6,041
1,487	*	Fortinet, Inc	32,431
1,208	*	Gartner, Inc	42,002
1,564	*	Genpact Ltd	23,382
299	*,e,m	Gerber Scientific, Inc	0
483	*	Global Cash Access, Inc	2,149
998		Global Payments, Inc	47,285
531	*,e	Glu Mobile, Inc	1,667
3,198	*	Google, Inc (Class A)	2,065,587
476	*	Hackett Group, Inc	1,780
451		Heartland Payment Systems, Inc	10,986
384	*,e	Higher One Holdings, Inc	7,081
1,091		IAC/InterActiveCorp	46,477
384	*,e	iGate Corp	6,040
1,333	*	Informatica Corp	49,228
367	*	Infospace, Inc	4,033
144	*	Interactive Intelligence, Inc	3,300
538	*	Internap Network Services Corp	3,196
15,390		International Business Machines Corp	2,829,913
3,877		Intuit, Inc	203,891
544		j2 Global, Inc	15,308
1,014		Jack Henry & Associates, Inc	34,081
480	*	JDA Software Group, Inc	15,547
276	*	Kenexa Corp	7,369
168		Keynote Systems, Inc	3,451
444	*,e	KIT Digital, Inc	3,752
298	*	Knot, Inc	2,485
1,154		Lender Processing Services, Inc	17,391
884	*,e	Limelight Networks, Inc	2,617
111	*,e	LinkedIn Corp	6,994
704	*	Lionbridge Technologies	1,612
325	*	Liquidity Services, Inc	11,993
493	*	Liveperson, Inc	6,187
252	*	LogMeIn, Inc	9,715
297	*	LoopNet, Inc	5,429

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

629	*	Magma Design Automation, Inc	$4,516
311	*	Manhattan Associates, Inc	12,589
292		Mantech International Corp (Class A)	9,122
206	e	Marchex, Inc (Class B)	1,288
1,363		Mastercard, Inc (Class A)	508,154
482		MAXIMUS, Inc	19,931
1,291	*	Mentor Graphics Corp	17,506
1,140	*	Micros Systems, Inc	53,101
94,294		Microsoft Corp	2,447,873
100	*	MicroStrategy, Inc (Class A)	10,832
529		ModusLink Global Solutions, Inc	2,857
123	*	MoneyGram International, Inc	2,183
443	*	Monotype Imaging Holdings, Inc	6,906
1,517	*	Monster Worldwide, Inc	12,030
6,114	*,e	Motricity, Inc	5,503
696	*	Move, Inc	4,399
74	*	NCI, Inc (Class A)	862
467	*	Netscout Systems, Inc	8,219
340	*	NetSuite, Inc	13,787
874	*	NeuStar, Inc (Class A)	29,865
789	*	NIC, Inc	10,502
2,965	*	Nuance Communications, Inc	74,599
293	*,e	OpenTable, Inc	11,465
1,006	*	Openwave Systems, Inc	1,589
155		Opnet Technologies, Inc	5,684
48,805		Oracle Corp	1,251,848
1,404	*	Parametric Technology Corp	25,637
4,043		Paychex, Inc	121,735
162	e	Pegasystems, Inc	4,763
320	*	Perficient, Inc	3,203
240	*	PRG-Schultz International, Inc	1,428
831	*	Progress Software Corp	16,080
147	*	PROS Holdings, Inc	2,187
43	*	QAD, Inc (Class A)	452
873	*	QLIK Technologies, Inc	21,127
719	*	Quest Software, Inc	13,373
335	*	QuinStreet, Inc	3,136
1,281	*	Rackspace Hosting, Inc	55,096
299		RealNetworks, Inc	2,243
379	*	RealPage, Inc	9,577
2,400	*	Red Hat, Inc	99,096
120	*	Responsys, Inc	1,067
307	*	RightNow Technologies, Inc	13,118
127	*	Rosetta Stone, Inc	969
1,436	*	Rovi Corp	35,297
792	*	S1 Corp	7,579
286	*	Saba Software, Inc	2,257
3,586	*	SAIC, Inc	44,072
1,714	*	Salesforce.com, Inc	173,902
1,239		Sapient Corp	15,611
150	*	Sciquest, Inc	2,141
334	*	Seachange International, Inc	2,348
121	*,e	ServiceSource International LLC	1,898
527	*	Smith Micro Software, Inc	596
705	*	SolarWinds, Inc	19,705
1,004		Solera Holdings, Inc	44,718
328	*,e	Sourcefire, Inc	10,621
235	*	SPS Commerce, Inc	6,098
132	*	SRS Labs, Inc	759
317	*	SS&C Technologies Holdings, Inc	5,725
192	*	Stamps.com, Inc	5,017
1,131	*	SuccessFactors, Inc	45,093
513	*	SupportSoft, Inc	1,154
9,527	*	Symantec Corp	149,098
328	*	Synchronoss Technologies, Inc	9,909
1,849	*	Synopsys, Inc	50,293

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

190		Syntel, Inc	$8,886
402	*	TA Indigo Holding Corp	2,508
925	*	Take-Two Interactive Software, Inc	12,534
481	*	Taleo Corp (Class A)	18,610
132	*	TechTarget, Inc	771
370	*	TeleCommunication Systems, Inc (Class A)	870
205	*	TeleNav, Inc	1,601
455	*	TeleTech Holdings, Inc	7,371
2,098	*	Teradata Corp	101,774
787	*,e	THQ, Inc	598
2,110	*	TIBCO Software, Inc	50,450
1,671	*	TiVo, Inc	14,989
303	*	TNS, Inc	5,369
1,957		Total System Services, Inc	38,279
174	*,e	Travelzoo, Inc	4,277
432	*	Tyler Technologies, Inc	13,008
295	*	Ultimate Software Group, Inc	19,210
586	*	Unisys Corp	11,550
1,056		United Online, Inc	5,745
1,094	*	Valueclick, Inc	17,821
248	*	Vasco Data Security International	1,617
1,233	*	VeriFone Systems, Inc	43,796
264	*	Verint Systems, Inc	7,271
2,200		VeriSign, Inc	78,584
628	*,e	VirnetX Holding Corp	15,681
156	*	Virtusa Corp	2,259
6,645		Visa, Inc (Class A)	674,667
527	*,e	VistaPrint Ltd	16,126
1,036	*	VMware, Inc (Class A)	86,185
202	*	Vocus, Inc	4,462
947	*,e	Wave Systems Corp	2,055
807	*,e	WebMD Health Corp (Class A)	30,303
564	*	Websense, Inc	10,564
367	*	Website Pros, Inc	4,202
8,141		Western Union Co	148,655
465	*	Wright Express Corp	25,240
16,381	*	Yahoo!, Inc	264,226
743	*	Zix Corp	2,095

		TOTAL SOFTWARE & SERVICES	16,240,740

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
852	*,e	3D Systems Corp	12,269
639	*	Acme Packet, Inc	19,751
806		Adtran, Inc	24,309
400	*	Agilysys, Inc	3,180
2,190		Amphenol Corp (Class A)	99,403
200	*	Anaren, Inc	3,324
356	*	Anixter International, Inc	21,232
11,751	*	Apple, Inc	4,759,154
1,549	*	Arris Group, Inc	16,760
1,424	*	Arrow Electronics, Inc	53,272
1,062	*,e	Aruba Networks, Inc	19,668
424	*	Avid Technology, Inc	3,617
1,830	*	Avnet, Inc	56,895
583		AVX Corp	7,439
245	*	AX Holding Corp	2,509
100		Bel Fuse, Inc (Class B)	1,875
750	*	Benchmark Electronics, Inc	10,103
226		Black Box Corp	6,337
479	*	Blue Coat Systems, Inc	12,191
1,360	*,e	Bookham, Inc	3,835
840	*	Brightpoint, Inc	9,038
5,865	*	Brocade Communications Systems, Inc	30,439
469	*,e	Calix Networks, Inc	3,034
500	*	Checkpoint Systems, Inc	5,470
1,099	*	Ciena Corp	13,298

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

69,889		Cisco Systems, Inc	$1,263,593
459		Cognex Corp	16,428
306	*	Coherent, Inc	15,995
80		Communications Systems, Inc	1,125
330		Comtech Telecommunications Corp	9,445
20,070		Corning, Inc	260,508
347	*	Cray, Inc	2,245
409		CTS Corp	3,763
423		Daktronics, Inc	4,048
160		DDi Corp	1,493
20,768	*	Dell, Inc	303,836
772		Diebold, Inc	23,214
400	*	Digi International, Inc	4,464
633	*	Dolby Laboratories, Inc (Class A)	19,313
700	*	Dot Hill Systems Corp	931
179	*	DTS, Inc	4,876
330	*,e	Echelon Corp	1,607
485	*	EchoStar Corp (Class A)	10,156
248		Electro Rent Corp	4,253
300	*	Electro Scientific Industries, Inc	4,344
630	*	Electronics for Imaging, Inc	8,978
1,571	*	eMagin Corp	5,813
26,145	*	EMC Corp	563,163
1,120	*	EMCORE Corp	966
1,000	*	Emulex Corp	6,860
1,016	*	Extreme Networks, Inc	2,967
1,009	*	F5 Networks, Inc	107,075
252	*	Fabrinet	3,447
163	*	FARO Technologies, Inc	7,498
451	*	FEI Co	18,392
1,138	*	Finisar Corp	19,056
1,984		Flir Systems, Inc	49,739
208	*,e	Fusion-io, Inc	5,034
228	*	Globecomm Systems, Inc	3,119
327	*	GSI Group, Inc	3,345
1,150	*	Harmonic, Inc	5,796
1,563		Harris Corp	56,331
670	*	Harris Stratex Networks, Inc (Class A)	1,226
25,219		Hewlett-Packard Co	649,640
400	*	Imation Corp	2,292
289	*	Immersion Corp	1,497
1,220	*,e	Infinera Corp	7,662
2,058	*	Ingram Micro, Inc (Class A)	37,435
655	*	Insight Enterprises, Inc	10,015
564	e	InterDigital, Inc	24,573
745	*	Intermec, Inc	5,111
278	*	Intevac, Inc	2,057
314	*	IPG Photonics Corp	10,635
477	*	Itron, Inc	17,062
345	*	Ixia	3,626
2,392		Jabil Circuit, Inc	47,027
2,820	*	JDS Uniphase Corp	29,441
6,935	*	Juniper Networks, Inc	141,543
548	*	Kemet Corp	3,863
172	*	KVH Industries, Inc	1,338
210	*	LeCroy Corp	1,766
972		Lexmark International, Inc (Class A)	32,144
261		Littelfuse, Inc	11,218
124	*	Loral Space & Communications, Inc	8,045
315	*,e	Maxwell Technologies, Inc	5,116
187	*	Measurement Specialties, Inc	5,229
375	*	Mercury Computer Systems, Inc	4,984
447		Methode Electronics, Inc	3,706
1,076	*,e	Microvision, Inc	387
1,677	e	Molex, Inc	40,013
3,325	*	Motorola Mobility Holdings, Inc	129,010

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,751		Motorola, Inc	$173,634
221		MTS Systems Corp	9,006
160	*	Multi-Fineline Electronix, Inc	3,288
1,200		National Instruments Corp	31,140
2,098	*	NCR Corp	34,533
4,738	*	NetApp, Inc	171,847
454	*	Netgear, Inc	15,241
407	*	Newport Corp	5,539
435	*	Novatel Wireless, Inc	1,362
630	*,e	OCZ Technology Group, Inc	4,164
252	*	Oplink Communications, Inc	4,150
2,205	*	OpNext, Inc	1,781
430	*	Orbcomm, Inc	1,286
315	*	OSI Systems, Inc	15,366
232		Park Electrochemical Corp	5,944
554		Plantronics, Inc	19,745
511	*	Plexus Corp	13,991
2,192	*	Polycom, Inc	35,730
851	*,e	Power-One, Inc	3,327
627	*,e	Powerwave Technologies, Inc	1,304
140	*	Procera Networks, Inc	2,181
1,437	*	QLogic Corp	21,555
21,214		Qualcomm, Inc	1,160,406
4,721	*	Quantum Corp	11,330
301	*	Rackable Systems, Inc	3,449
187	*	Radisys Corp	946
485	*,e	RealD, Inc	3,851
181		Richardson Electronics Ltd	2,224
113		Rimage Corp	1,271
1,908	*	Riverbed Technology, Inc	44,838
383	*	Rofin-Sinar Technologies, Inc	8,752
200	*	Rogers Corp	7,372
3,074	*	SanDisk Corp	151,272
958	*	Sanmina-SCI Corp	8,919
321	*	Scansource, Inc	11,556
495	*	ShoreTel, Inc	3,158
3,028	*	Sonus Networks, Inc	7,267
488	*	STEC, Inc	4,192
234	*,e	Stratasys, Inc	7,116
258	*	Super Micro Computer, Inc	4,045
234	*	Sycamore Networks, Inc	4,189
396	*	Symmetricom, Inc	2,134
424	*	Synaptics, Inc	12,784
313	*	SYNNEX Corp	9,534
616	*	Tech Data Corp	30,437
579		Technitrol, Inc	1,621
806	*	Tekelec	8,810
4,811		Tellabs, Inc	19,436
1,525	*	Trimble Navigation Ltd	66,184
971	*	TTM Technologies, Inc	10,642
527	*,e	Universal Display Corp	19,336
529	*	Viasat, Inc	24,397
1,895	*	Vishay Intertechnology, Inc	17,036
161	*	Vishay Precision Group, Inc	2,573
662	*	Westell Technologies, Inc	1,470
2,890	*	Western Digital Corp	89,446
17,439		Xerox Corp	138,815
391	*	X-Rite, Inc	1,814
359		Xyratex Ltd	4,782
721	*	Zebra Technologies Corp (Class A)	25,797
198	*	Zygo Corp	3,495

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,772,089

TELECOMMUNICATION SERVICES - 2.8%
754	*,e	8x8, Inc	2,390
407	*	AboveNet, Inc	26,459

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

463	e	Alaska Communications Systems Group, Inc	$1,394
5,033	*	American Tower Corp (Class A)	302,029
75,249		AT&T, Inc	2,275,531
105		Atlantic Tele-Network, Inc	4,100
277	*	Cbeyond Communications, Inc	2,219
7,773		CenturyTel, Inc	289,156
3,005	*	Cincinnati Bell, Inc	9,105
1,803	*	Clearwire Corp (Class A)	3,498
706	*	Cogent Communications Group, Inc	11,924
305		Consolidated Communications Holdings, Inc	5,810
3,766	*	Crown Castle International Corp	168,717
269	*,e	Fairpoint Communications, Inc	1,165
13,108		Frontier Communications Corp	67,506
464	*	General Communication, Inc (Class A)	4,543
869	*,e	Globalstar, Inc	469
170		HickoryTech Corp	1,884
164		IDT Corp (Class B)	1,538
380	*	inContact, Inc	1,683
406	*,e	Iridium Communications, Inc	3,130
710	*	Leap Wireless International, Inc	6,596
1,795	*	Level 3 Communications, Inc	30,497
181	*	Lumos Networks Corp	2,777
3,453	*	MetroPCS Communications, Inc	29,972
391	*	Neutral Tandem, Inc	4,180
2,115	*	NII Holdings, Inc (Class B)	45,050
181		NTELOS Holdings Corp	3,689
762	*	Premiere Global Services, Inc	6,454
1,524	*	SBA Communications Corp (Class A)	65,471
364		Shenandoah Telecom Co	3,815
37,374	*	Sprint Nextel Corp	87,455
180		SureWest Communications	2,165
1,124	e	Telephone & Data Systems, Inc	29,100
420	*,e	Towerstream Corp	882
1,772	*	tw telecom inc (Class A)	34,341
200	*	US Cellular Corp	8,726
250		USA Mobility, Inc	3,468
35,948		Verizon Communications, Inc	1,442,234
1,236	*	Vonage Holdings Corp	3,028
7,168		Windstream Corp	84,152

		TOTAL TELECOMMUNICATION SERVICES	5,078,302

TRANSPORTATION - 2.0%
776	*	Air Transport Services Group, Inc	3,663
527	*	Alaska Air Group, Inc	39,572
519		Alexander & Baldwin, Inc	21,186
191	*	Allegiant Travel Co	10,188
100	*	Amerco, Inc	8,840
300		Arkansas Best Corp	5,781
331	*	Atlas Air Worldwide Holdings, Inc	12,720
1,259	*	Avis Budget Group, Inc	13,496
198		Baltic Trading Ltd	941
250		Celadon Group, Inc	2,953
2,041		CH Robinson Worldwide, Inc	142,421
648		Con-Way, Inc	18,896
471		Copa Holdings S.A. (Class A)	27,634
14,008		CSX Corp	295,009
10,646	*	Delta Air Lines, Inc	86,126
347	*	Dollar Thrifty Automotive Group, Inc	24,380
930	*,e	Eagle Bulk Shipping, Inc	876
469	*,e	Excel Maritime Carriers Ltd	680
2,624		Expeditors International Washington, Inc	107,479
3,943		FedEx Corp	329,280
548		Forward Air Corp	17,563
344	*,e	Genco Shipping & Trading Ltd	2,325
480	*	Genesee & Wyoming, Inc (Class A)	29,078
633	*	Hawaiian Holdings, Inc	3,671

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

666		Heartland Express, Inc	$9,517
3,035	*	Hertz Global Holdings, Inc	35,570
500	*	Hub Group, Inc (Class A)	16,215
64		International Shipholding Corp	1,196
1,134		J.B. Hunt Transport Services, Inc	51,109
2,933	*	JetBlue Airways Corp	15,252
1,405	*	Kansas City Southern Industries, Inc	95,554
708	*	Kirby Corp	46,615
691		Knight Transportation, Inc	10,807
644		Landstar System, Inc	30,860
384		Marten Transport Ltd	6,908
4,479		Norfolk Southern Corp	326,341
733	*	Old Dominion Freight Line	29,708
443	*	Pacer International, Inc	2,370
96	*	Park-Ohio Holdings Corp	1,713
48	*	Patriot Transportation Holding, Inc	1,042
772	*	Quality Distribution, Inc	8,685
308	*	RailAmerica, Inc	4,586
421	*,e	Republic Airways Holdings, Inc	1,444
125	*	Roadrunner Transportation Services Holdings, Inc	1,766
655		Ryder System, Inc	34,807
133	*	Saia, Inc	1,660
692		Skywest, Inc	8,712
9,836		Southwest Airlines Co	84,196
190	*,e	Spirit Airlines, Inc	2,964
985	*	Swift Transportation Co, Inc	8,116
4,194	*	UAL Corp	79,141
833	*,e	Ultrapetrol Bahamas Ltd	2,482
6,176		Union Pacific Corp	654,286
9,336		United Parcel Service, Inc (Class B)	683,302
68		Universal Truckload Services, Inc	1,234
2,013	*,e	US Airways Group, Inc	10,206
1,203		UTI Worldwide, Inc	15,988
511		Werner Enterprises, Inc	12,315
239	*	Wesco Aircraft Holdings, Inc	3,344
126	*	Zipcar, Inc	1,691

		TOTAL TRANSPORTATION	3,506,460

UTILITIES - 3.9%
8,046	*	AES Corp	95,264
1,428		AGL Resources, Inc	60,347
597		Allete, Inc	25,062
1,478		Alliant Energy Corp	65,195
2,870		Ameren Corp	95,083
6,169		American Electric Power Co, Inc	254,841
225		American States Water Co	7,853
2,151		American Water Works Co, Inc	68,530
1,685		Aqua America, Inc	37,154
77		Artesian Resources Corp	1,450
1,442	e	Atlantic Power Corp	20,621
1,066		Atmos Energy Corp	35,551
658		Avista Corp	16,944
446		Black Hills Corp	14,977
130	*	Cadiz, Inc	1,252
468		California Water Service Group	8,546
4,879	*	Calpine Corp	79,674
5,061		Centerpoint Energy, Inc	101,675
281		Central Vermont Public Service Corp	9,863
250		CH Energy Group, Inc	14,595
107		Chesapeake Utilities Corp	4,638
757		Cleco Corp	28,842
3,237		CMS Energy Corp	71,473
98		Connecticut Water Service, Inc	2,659
3,761		Consolidated Edison, Inc	233,294
160	e	Consolidated Water Co, Inc	1,373
2,226		Constellation Energy Group, Inc	88,305

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,289		Dominion Resources, Inc	$386,899
2,106		DTE Energy Co	114,672
17,069		Duke Energy Corp	375,519
1,127	*,e	Dynegy, Inc (Class A)	3,122
4,052		Edison International	167,753
600		El Paso Electric Co	20,784
648		Empire District Electric Co	13,666
2,297		Entergy Corp	167,796
8,394		Exelon Corp	364,048
5,213		FirstEnergy Corp	230,936
164	*	Genie Energy Ltd	1,301
1,927		Great Plains Energy, Inc	41,970
1,196		Hawaiian Electric Industries, Inc	31,670
750		Idacorp, Inc	31,808
972		Integrys Energy Group, Inc	52,663
695		ITC Holdings Corp	52,737
400		Laclede Group, Inc	16,188
2,284		MDU Resources Group, Inc	49,015
419		MGE Energy, Inc	19,597
155		Middlesex Water Co	2,892
1,027		National Fuel Gas Co	57,081
646		New Jersey Resources Corp	31,783
5,331		NextEra Energy, Inc	324,551
3,472		NiSource, Inc	82,668
2,119		Northeast Utilities	76,432
333		Northwest Natural Gas Co	15,961
435		NorthWestern Corp	15,569
2,998	*	NRG Energy, Inc	54,324
1,328		NSTAR	62,363
2,932		NV Energy, Inc	47,938
1,291		OGE Energy Corp	73,213
1,332		Oneok, Inc	115,471
240	e	Ormat Technologies, Inc	4,327
540		Otter Tail Corp	11,891
60		Pennichuck Corp	1,730
2,810		Pepco Holdings, Inc	57,043
4,955		PG&E Corp	204,245
921		Piedmont Natural Gas Co, Inc	31,296
1,280		Pinnacle West Capital Corp	61,670
1,049		PNM Resources, Inc	19,123
1,142		Portland General Electric Co	28,881
7,253		PPL Corp	213,383
3,757		Progress Energy, Inc	210,467
6,478		Public Service Enterprise Group, Inc	213,838
2,092		Questar Corp	41,547
9,167	*	RRI Energy, Inc	23,926
1,500		SCANA Corp	67,590
3,091		Sempra Energy	170,005
138		SJW Corp	3,262
487		South Jersey Industries, Inc	27,666
10,807		Southern Co	500,257
542		Southwest Gas Corp	23,030
2,675		TECO Energy, Inc	51,200
1,315		UGI Corp	38,661
895		UIL Holdings Corp	31,656
432		Unisource Energy Corp	15,949
126		Unitil Corp	3,576
980		Vectren Corp	29,625
1,530		Westar Energy, Inc	44,033
637		WGL Holdings, Inc	28,168
3,084		Wisconsin Energy Corp	107,817
6,137		Xcel Energy, Inc	169,627
142		York Water Co	2,505

		TOTAL UTILITIES	6,985,445

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS (Cost $166,852,974)	$179,544,576

PREFERRED STOCKS - 0.0%
RETAILING - 0.0%
22	*	Orchard Supply Hardware Stores Corp	90

		TOTAL RETAILING	90

		TOTAL PREFERRED STOCKS (Cost $175)	90

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
178	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	0

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
3,248,724	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,248,724

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,248,724

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,248,724)	3,248,724

		TOTAL INVESTMENTS - 101.4% (Cost $170,101,873)	182,793,390
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(2,537,350)

		NET ASSETS - 100.0%	$180,256,040

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,137,930.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.7%
749	*	American Axle & Manufacturing Holdings, Inc	$7,408
424	*	BorgWarner, Inc	27,026
25,939	*	Ford Motor Co	279,104
64	*	Fuel Systems Solutions, Inc	1,055
1,570		Harley-Davidson, Inc	61,026
6,183		Johnson Controls, Inc	193,281
292	*	Modine Manufacturing Co	2,762
202		Spartan Motors, Inc	972
339		Superior Industries International, Inc	5,607
890	*	Tenneco, Inc	26,504

		TOTAL AUTOMOBILES & COMPONENTS	604,745

BANKS - 3.2%
46		Associated Banc-Corp	514
125		Bank of Hawaii Corp	5,561
47		BankFinancial Corp	259
7,827		BB&T Corp	197,005
30		Capital City Bank Group, Inc	287
38		Capitol Federal Financial	439
72		Centerstate Banks of Florida, Inc	477
312	*	Citizens Republic Bancorp, Inc	3,557
1,100		Comerica, Inc	28,380
22		Community Bank System, Inc	612
8		Cullen/Frost Bankers, Inc	423
32		ESSA Bancorp, Inc	335
10,183		Fifth Third Bancorp	129,527
1,250		First Horizon National Corp	10,000
34		Home Federal Bancorp, Inc	354
1,717		Hudson City Bancorp, Inc	10,731
8,429		Keycorp	64,819
1,191		M&T Bank Corp	90,921
161		MainSource Financial Group, Inc	1,422
1,471		New York Community Bancorp, Inc	18,196
145		Old National Bancorp	1,689
18		Peoples Bancorp, Inc	267
189		People’s United Financial, Inc	2,429
4,549		PNC Financial Services Group, Inc	262,340
14,830	*	Popular, Inc	20,614
355		Provident Financial Services, Inc	4,753
220		Radian Group, Inc	515
8,499		Regions Financial Corp	36,546
172	*	SVB Financial Group	8,203
31		TCF Financial Corp	320
11,632		US Bancorp	314,645
100		Zions Bancorporation	1,628

		TOTAL BANKS	1,217,768

CAPITAL GOODS - 8.5%
3,963		3M Co	323,896
40		A.O. Smith Corp	1,605
21		Actuant Corp (Class A)	476
19	*	American Superconductor Corp	70
3,374		Ametek, Inc	142,045
100		Apogee Enterprises, Inc	1,226
17		Applied Industrial Technologies, Inc	598
400	*	ArvinMeritor, Inc	2,128
90	*	Astec Industries, Inc	2,899
854		Barnes Group, Inc	20,590

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		Briggs & Stratton Corp	$3,098
515	*	Builders FirstSource, Inc	1,051
3,484		Caterpillar, Inc	315,650
12		Clarcor, Inc	600
201		Cooper Industries plc	10,884
1,837		Cummins, Inc	161,693
4,977		Danaher Corp	234,118
3,227		Deere & Co	249,608
239		Dover Corp	13,874
2,539		Eaton Corp	110,523
5,581		Emerson Electric Co	260,019
358	*	Energy Recovery, Inc	924
260		Fastenal Co	11,339
288		Fluor Corp	14,472
312	*	FuelCell Energy, Inc	272
17		Gardner Denver, Inc	1,310
350	*	Gibraltar Industries, Inc	4,886
548		Graco, Inc	22,408
377	*	GrafTech International Ltd	5,146
4,876		Illinois Tool Works, Inc	227,758
517		Ingersoll-Rand plc	15,753
55		Insteel Industries, Inc	604
80	*	Layne Christensen Co	1,936
301		LB Foster Co (Class A)	8,515
176		Lincoln Electric Holdings, Inc	6,885
2,605		Masco Corp	27,300
9		MSC Industrial Direct Co (Class A)	644
905	*	NCI Building Systems, Inc	9,837
1,121		Nordson Corp	46,163
974	*	Owens Corning, Inc	27,974
2,143		Paccar, Inc	80,298
380		Pall Corp	21,717
3		Parker Hannifin Corp	229
316		Pentair, Inc	10,520
214	*	Polypore International, Inc	9,414
1,388		Precision Castparts Corp	228,728
240		Quanex Building Products Corp	3,605
653	*	Quanta Services, Inc	14,066
556		Rockwell Automation, Inc	40,794
74		Rockwell Collins, Inc	4,097
337		Roper Industries, Inc	29,275
671	*	Sensata Technologies Holding BV	17,634
15		Simpson Manufacturing Co, Inc	505
147		Snap-On, Inc	7,441
1,547	*	Spirit Aerosystems Holdings, Inc (Class A)	32,147
760		Tennant Co	29,541
9		Timken Co	348
17	*	TransDigm Group, Inc	1,627
3,052		Tyco International Ltd	142,559
906		W.W. Grainger, Inc	169,594
326	*	WABCO Holdings, Inc	14,148
8		Watsco, Inc	525
128	*	WESCO International, Inc	6,785
348		Westinghouse Air Brake Technologies Corp	24,343

		TOTAL CAPITAL GOODS	3,180,717

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
155	*	ACCO Brands Corp	1,496
1,334		Avery Dennison Corp	38,259
42		Corporate Executive Board Co	1,600
160		Deluxe Corp	3,642
583		Dun & Bradstreet Corp	43,626
68		Herman Miller, Inc	1,255
168		HNI Corp	4,385
498		Iron Mountain, Inc	15,338
308		Manpower, Inc	11,011

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

266		Pitney Bowes, Inc	$4,932
600		R.R. Donnelley & Sons Co	8,658
1,033		Robert Half International, Inc	29,399
318	*	Tetra Tech, Inc	6,866
1,586		Waste Management, Inc	51,877

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	222,344

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	1,106
5		Columbia Sportswear Co	233
14	*	Deckers Outdoor Corp	1,058
13		Hasbro, Inc	415
16	*	Iconix Brand Group, Inc	261
30	*	K-Swiss, Inc (Class A)	88
4,067		Mattel, Inc	112,899
200		Movado Group, Inc	3,634
2,746		Nike, Inc (Class B)	264,631
200		Oxford Industries, Inc	9,024
235		Phillips-Van Heusen Corp	16,565
71	*	Tempur-Pedic International, Inc	3,730
7	*	True Religion Apparel, Inc	242
170		Tupperware Corp	9,514
5	*	Under Armour, Inc (Class A)	359
310		VF Corp	39,367
7	*	Warnaco Group, Inc	350
82		Whirlpool Corp	3,891

		TOTAL CONSUMER DURABLES & APPAREL	467,367

CONSUMER SERVICES - 2.5%
521	*	AFC Enterprises	7,659
55		Bob Evans Farms, Inc	1,845
739		Choice Hotels International, Inc	28,119
916		Darden Restaurants, Inc	41,751
13	*	DineEquity, Inc	549
500	*	Gaylord Entertainment Co	12,070
2,335		Marriott International, Inc (Class A)	68,112
4,527		McDonald’s Corp	454,193
177	*	Sonic Corp	1,191
5,787		Starbucks Corp	266,260
936		Starwood Hotels & Resorts Worldwide, Inc	44,900
6		Vail Resorts, Inc	254
40		Weight Watchers International, Inc	2,200
460		Wyndham Worldwide Corp	17,402

		TOTAL CONSUMER SERVICES	946,505

DIVERSIFIED FINANCIALS - 5.9%
2,183	*	American Capital Ltd	14,692
6,310		American Express Co	297,643
1,319		Ameriprise Financial, Inc	65,475
12,157		Bank of New York Mellon Corp	242,046
1,222		BlackRock, Inc	217,809
232	*	Broadpoint Securities Group, Inc	390
4,148		Capital One Financial Corp	175,419
12,350		Charles Schwab Corp	139,061
461		CME Group, Inc	112,331
4,545		Discover Financial Services	109,080
226		Eaton Vance Corp	5,343
363		Evercore Partners, Inc (Class A)	9,663
1,898		Franklin Resources, Inc	182,322
702	*	IntercontinentalExchange, Inc	84,626
3,357		Invesco Ltd	67,442
709		Legg Mason, Inc	17,051
672	*	Nasdaq Stock Market, Inc	16,471
1,392	*	NewStar Financial, Inc	14,157
1,730		Northern Trust Corp	68,612
2,140		NYSE Euronext	55,854
55	*	PHH Corp	589

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

743		SEI Investments Co	$12,891
4,011		State Street Corp	161,683
2,157		T Rowe Price Group, Inc	122,841

		TOTAL DIVERSIFIED FINANCIALS	2,193,491

ENERGY - 9.8%
128		Alon USA Energy, Inc	1,115
2,742		Apache Corp	248,369
1,749	*	ATP Oil & Gas Corp	12,873
32	*	Atwood Oceanics, Inc	1,273
921		Cabot Oil & Gas Corp	69,904
1,666	*	Cameron International Corp	81,951
181		CARBO Ceramics, Inc	22,323
40	*	Carrizo Oil & Gas, Inc	1,054
5,853		Chesapeake Energy Corp	130,463
807		Cimarex Energy Co	49,953
1,962	*	Clean Energy Fuels Corp	24,447
398	*	Complete Production Services, Inc	13,357
47	*	Concho Resources, Inc	4,406
344	*	Contango Oil & Gas Co	20,014
32	*	Continental Resources, Inc	2,135
1,646		Crosstex Energy, Inc	20,805
980	*	CVR Energy, Inc	18,355
112	*	Dawson Geophysical Co	4,427
3,686	*	Denbury Resources, Inc	55,659
3,711		Devon Energy Corp	230,082
1,646		Diamond Offshore Drilling, Inc	90,958
14	*	Dresser-Rand Group, Inc	699
6,872		El Paso Corp	182,589
2,420		EOG Resources, Inc	238,394
2,734		Equitable Resources, Inc	149,796
49	*	Exterran Holdings, Inc	446
1,998	*	FMC Technologies, Inc	104,356
92	*	GMX Resources, Inc	115
369	*	Goodrich Petroleum Corp	5,066
166		Gulf Island Fabrication, Inc	4,849
497	*	Gulfmark Offshore, Inc	20,879
1,203	*	Hercules Offshore, Inc	5,341
3,172		Hess Corp	180,170
1,199	*	Hornbeck Offshore Services, Inc	37,193
564	*	ION Geophysical Corp	3,457
90	*	Kinder Morgan Management LLC	7,067
110		Lufkin Industries, Inc	7,404
5,818		Marathon Oil Corp	170,293
159	*	Matrix Service Co	1,501
3,492		National Oilwell Varco, Inc	237,420
103	*	Natural Gas Services Group, Inc	1,489
1,087	*	Newfield Exploration Co	41,013
905		Noble Corp	27,349
2,364		Noble Energy, Inc	223,138
99	*	Northern Oil And Gas, Inc	2,374
156		Oceaneering International, Inc	7,196
115	*	Oil States International, Inc	8,783
33	*	OYO Geospace Corp	2,552
753	*	Parker Drilling Co	5,399
268	*	Petroleum Development Corp	9,409
415	*	Petroquest Energy, Inc	2,739
697	*	Pioneer Drilling Co	6,747
1,331		Pioneer Natural Resources Co	119,098
2,357		Questar Market Resources, Inc	69,060
846	*	Quicksilver Resources, Inc	5,677
788		Range Resources Corp	48,809
6,716	*	Rentech, Inc	8,798
233	*	Rex Energy Corp	3,439
84	*	Rosetta Resources, Inc	3,654
323		RPC, Inc	5,895

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5	*	SEACOR Holdings, Inc	$445
1,787	*	Southwestern Energy Co	57,077
7,893		Spectra Energy Corp	242,709
694		St. Mary Land & Exploration Co	50,731
425		Sunoco, Inc	17,434
6		Tidewater, Inc	296
1,032	*	Ultra Petroleum Corp	30,578
300	*	Unit Corp	13,920
6,751	*	Weatherford International Ltd	98,835
2,362	*	Western Refining, Inc	31,391
771	*	Whiting Petroleum Corp	35,998

		TOTAL ENERGY	3,642,990

FOOD & STAPLES RETAILING - 1.0%
11		Casey’s General Stores, Inc	567
2,499		Kroger Co	60,526
8		Ruddick Corp	341
3,234		Safeway, Inc	68,043
128		Spartan Stores, Inc	2,368
7,140		Sysco Corp	209,416
588		Whole Foods Market, Inc	40,913

		TOTAL FOOD & STAPLES RETAILING	382,174

FOOD, BEVERAGE & TOBACCO - 4.5%
2,696		Campbell Soup Co	89,615
615		ConAgra Foods, Inc	16,236
5,859		General Mills, Inc	236,762
828	*	Green Mountain Coffee Roasters, Inc	37,136
3,418		H.J. Heinz Co	184,709
94		Hansen Natural Corp	8,661
34		Hormel Foods Corp	996
273		J.M. Smucker Co	21,340
3,848		Kellogg Co	194,593
8,928		Kraft Foods, Inc (Class A)	333,550
51		Lancaster Colony Corp	3,536
146		McCormick & Co, Inc	7,361
375		Mead Johnson Nutrition Co	25,774
6,722		PepsiCo, Inc	446,005
11	*	Ralcorp Holdings, Inc	941
4,532		Sara Lee Corp	85,745
80		Tootsie Roll Industries, Inc	1,894

		TOTAL FOOD, BEVERAGE & TOBACCO	1,694,854

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
3,783		Aetna, Inc	159,605
55	*	Amsurg Corp	1,432
4,757		Baxter International, Inc	235,376
2,493		Becton Dickinson & Co	186,277
263	*	Centene Corp	10,412
75		Chemed Corp	3,841
1,202		Cigna Corp	50,484
12	*	Gen-Probe, Inc	709
85	*	Greatbatch, Inc	1,879
105	*	Henry Schein, Inc	6,765
570		Hill-Rom Holdings, Inc	19,203
737		Humana, Inc	64,569
337	*	Idexx Laboratories, Inc	25,936
33		Invacare Corp	505
341	*	Inverness Medical Innovations, Inc	7,874
434	*	LifePoint Hospitals, Inc	16,123
2,487	*	Medco Health Solutions, Inc	139,023
7,433		Medtronic, Inc	284,311
301	*	Molina Healthcare, Inc	6,721
104	*	MWI Veterinary Supply, Inc	6,910
61		Owens & Minor, Inc	1,695
96	*	Palomar Medical Technologies, Inc	893

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

674		Patterson Cos, Inc	$19,896
164	*	Resmed, Inc	4,166
293		STERIS Corp	8,737
3,465		WellPoint, Inc	229,557

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,492,899

HOUSEHOLD & PERSONAL PRODUCTS - 3.8%
2,091		Avon Products, Inc	36,530
521		Clorox Co	34,678
3,086		Colgate-Palmolive Co	285,116
964		Estee Lauder Cos (Class A)	108,276
3,338		Kimberly-Clark Corp	245,543
79	*	Medifast, Inc	1,084
10,051		Procter & Gamble Co	670,502

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,381,729

INSURANCE - 6.1%
3,322		ACE Ltd	232,938
4,763		Aflac, Inc	206,047
5	*	Alleghany Corp	1,426
360	*	Arch Capital Group Ltd	13,403
903		Aspen Insurance Holdings Ltd	23,930
809		Assurant, Inc	33,218
133		Axis Capital Holdings Ltd	4,251
6,790	*	Berkshire Hathaway, Inc (Class B)	518,076
3,341		Chubb Corp	231,264
3,301		Cincinnati Financial Corp	100,548
332		Endurance Specialty Holdings Ltd	12,699
32		Everest Re Group Ltd	2,691
5,432	*	Genworth Financial, Inc (Class A)	35,580
2,897		Lincoln National Corp	56,260
41	*	Markel Corp	17,001
839		Montpelier Re Holdings Ltd	14,892
436	*	National Financial Partners Corp	5,895
28		PartnerRe Ltd	1,798
6,686	*	Phoenix Cos, Inc	11,232
414		Platinum Underwriters Holdings Ltd	14,122
2,902		Principal Financial Group	71,389
7		ProAssurance Corp	559
7,333		Progressive Corp	143,067
300		Protective Life Corp	6,768
4,356		Prudential Financial, Inc	218,323
8		RLI Corp	583
18		Selective Insurance Group, Inc	319
36		Stancorp Financial Group, Inc	1,323
4,075		Travelers Cos, Inc	241,117
1,068		W.R. Berkley Corp	36,729
1,754		XL Capital Ltd	34,677

		TOTAL INSURANCE	2,292,125

MATERIALS - 5.0%
19	*	AEP Industries, Inc	535
2,373		Air Products & Chemicals, Inc	202,156
45		Airgas, Inc	3,514
8,717		Alcoa, Inc	75,402
546		Allegheny Technologies, Inc	26,099
1,222	*	Allied Nevada Gold Corp	37,002
949		AMCOL International Corp	25,481
157		Aptargroup, Inc	8,191
293		Ball Corp	10,463
711		Bemis Co, Inc	21,387
327		Buckeye Technologies, Inc	10,935
18	*	Clearwater Paper Corp	641
1,260		Cleveland-Cliffs, Inc	78,560
977	*	Coeur d’Alene Mines Corp	23,585
805		Commercial Metals Co	11,133

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

68		Compass Minerals International, Inc	$4,682
103		Domtar Corp	8,236
3,160		Ecolab, Inc	182,680
609	*	General Moly, Inc	1,882
682		H.B. Fuller Co	15,761
182		Innophos Holdings, Inc	8,838
8		International Flavors & Fragrances, Inc	419
1,828		International Paper Co	54,108
97	*	Landec Corp	535
898	*	Louisiana-Pacific Corp	7,247
4,963		LyondellBasell Industries AF S.C.A	161,248
1,778		MeadWestvaco Corp	53,251
196		Minerals Technologies, Inc	11,080
3,601		Nucor Corp	142,491
253	*	Owens-Illinois, Inc	4,903
2,461		Praxair, Inc	263,080
114		Rock-Tenn Co (Class A)	6,578
1,106		Royal Gold, Inc	74,578
382		Sealed Air Corp	6,574
1,662		Sigma-Aldrich Corp	103,809
869		Sonoco Products Co	28,642
297	*	Stillwater Mining Co	3,107
572		Titanium Metals Corp	8,569
500		Tredegar Corp	11,110
3,021		United States Steel Corp	79,935
153	*	US Gold Corp	514
363		Valspar Corp	14,146
872		Vulcan Materials Co	34,313
79		Wausau Paper Corp	653
2,220		Worthington Industries, Inc	36,364

		TOTAL MATERIALS	1,864,417

MEDIA - 1.7%
1,705		Cablevision Systems Corp (Class A)	24,245
24	*	Digital Generation, Inc	286
3,290	*	Discovery Communications, Inc (Class A)	134,791
423	*	Discovery Communications, Inc (Class C)	15,947
327	*	DreamWorks Animation SKG, Inc (Class A)	5,427
100	*	Fisher Communications, Inc	2,883
83		John Wiley & Sons, Inc (Class A)	3,685
2,109	*	Journal Communications, Inc (Class A)	9,280
2,214	*	Liberty Global, Inc (Class A)	90,840
1,421	*	New York Times Co (Class A)	10,984
3,100		Time Warner Cable, Inc	197,068
339	*	Valassis Communications, Inc	6,519
2,451		Virgin Media, Inc	52,402
153		Washington Post Co (Class B)	57,652

		TOTAL MEDIA	612,009

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
7,154		Abbott Laboratories	402,269
100	*	Affymetrix, Inc	409
2,508	*	Agilent Technologies, Inc	87,604
1,090	*	Akorn, Inc	12,121
200	*	Amylin Pharmaceuticals, Inc	2,276
792	*	Ariad Pharmaceuticals, Inc	9,702
101	*	Auxilium Pharmaceuticals, Inc	2,013
2,265	*	Biogen Idec, Inc	249,263
9,622		Bristol-Myers Squibb Co	339,079
259	*	Cambrex Corp	1,860
420	*	Cepheid, Inc	14,452
815	*	Endo Pharmaceuticals Holdings, Inc	28,142
300	*	Geron Corp	444
6,170	*	Gilead Sciences, Inc	252,537
767	*	Incyte Corp	11,513
9,846		Johnson & Johnson	645,701

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,049	*	Life Technologies Corp	$40,817
12,858		Merck & Co, Inc	484,747
1,668	*	Nektar Therapeutics	9,332
377	*	Neurocrine Biosciences, Inc	3,205
451	*	Novavax, Inc	568
1,489		PDL BioPharma, Inc	9,232
227	*	Progenics Pharmaceuticals, Inc	1,939
527	*	Salix Pharmaceuticals Ltd	25,217
520	*	Sangamo Biosciences, Inc	1,477
311	*	SIGA Technologies, Inc	784
109	*	Synta Pharmaceuticals Corp	509
70		Techne Corp	4,778
88	*	United Therapeutics Corp	4,158
636	*	Vivus, Inc	6,201
517	*	Waters Corp	38,284

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,690,633

REAL ESTATE - 3.0%
2,389		AMB Property Corp	68,302
9,532		Annaly Capital Management, Inc	152,131
756		Boston Properties, Inc	75,298
1,107	*	CBRE Group, Inc	16,848
29		Douglas Emmett, Inc	529
1,443		Duke Realty Corp	17,388
29		Equity One, Inc	492
80		Federal Realty Investment Trust	7,260
2,120	*	First Industrial Realty Trust, Inc	21,688
5,206		General Growth Properties, Inc	78,194
3,489		HCP, Inc	144,549
575		Health Care REIT, Inc	31,355
5,154		Host Marriott Corp	76,125
15		Jones Lang LaSalle, Inc	919
14		Kilroy Realty Corp	533
12		LaSalle Hotel Properties	291
325		Liberty Property Trust	10,036
292		Macerich Co	14,775
107		Mid-America Apartment Communities, Inc	6,693
38		Post Properties, Inc	1,661
2,100		RAIT Investment Trust	9,975
78		Regency Centers Corp	2,934
2,168		Simon Property Group, Inc	279,541
292		Ventas, Inc	16,098
1,176		Vornado Realty Trust	90,387
17		Washington Real Estate Investment Trust	465

		TOTAL REAL ESTATE	1,124,467

RETAILING - 4.5%
15		Advance Auto Parts, Inc	1,044
692		American Eagle Outfitters, Inc	10,581
89	*	Ann Taylor Stores Corp	2,205
367	*	Autozone, Inc	119,264
1,379	*	Bed Bath & Beyond, Inc	79,941
2,412		Best Buy Co, Inc	56,368
456	*	Carmax, Inc	13,899
400		Chico’s FAS, Inc	4,456
400		Foot Locker, Inc	9,536
246	*	GameStop Corp (Class A)	5,936
4,068		Gap, Inc	75,461
2,380		Genuine Parts Co	145,656
248		HSN, Inc	8,992
1,010		JC Penney Co, Inc	35,502
2,476		Kohl’s Corp	122,191
3,219	*	Liberty Media Holding Corp (Interactive A)	52,197
19	*	LKQ Corp	572
10,052		Lowe’s Companies, Inc	255,119
800		Macy’s, Inc	25,744

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16		Men’s Wearhouse, Inc	$519
772		Nordstrom, Inc	38,376
700	*	Office Depot, Inc	1,505
8	*	O’Reilly Automotive, Inc	640
251		Petsmart, Inc	12,874
26	*	Pier 1 Imports, Inc	362
200		RadioShack Corp	1,942
13	*	Sally Beauty Holdings, Inc	275
4,764		Staples, Inc	66,172
5,065		Target Corp	259,429
300		Tiffany & Co	19,878
3,669		TJX Companies, Inc	236,833
4		Tractor Supply Co	281
6	*	Ulta Salon Cosmetics & Fragrance, Inc	390
100		Williams-Sonoma, Inc	3,850

		TOTAL RETAILING	1,667,990

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
873	*	Advanced Energy Industries, Inc	9,367
6,536	*	Advanced Micro Devices, Inc	35,294
711		Analog Devices, Inc	25,440
16,408		Applied Materials, Inc	175,730
51	*	Cabot Microelectronics Corp	2,410
95	*	DSP Group, Inc	495
1,389	*	Entegris, Inc	12,119
20,980		Intel Corp	508,764
499	*	Lattice Semiconductor Corp	2,964
654	*	LTX-Credence Corp	3,499
134		MKS Instruments, Inc	3,728
3,805	*	Nvidia Corp	52,737
3,532	*	ON Semiconductor Corp	27,267
706	*	RF Micro Devices, Inc	3,812
210	*	Sigma Designs, Inc	1,260
487	*	Skyworks Solutions, Inc	7,899
937	*	SunPower Corp	5,838
50	*	Teradyne, Inc	682
8,680		Texas Instruments, Inc	252,675
170	*	Ultratech, Inc	4,177

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,136,157

SOFTWARE & SERVICES - 8.7%
4,667		Accenture plc	248,424
3,821	*	Adobe Systems, Inc	108,020
33	*	Ansys, Inc	1,890
1,317	*	Autodesk, Inc	39,945
848		Broadridge Financial Solutions, Inc	19,122
3,288		CA, Inc	66,467
3,280	*	Cognizant Technology Solutions Corp (Class A)	210,937
847	*	Compuware Corp	7,047
710		Earthlink, Inc	4,572
204	*	Equinix, Inc	20,686
4		Factset Research Systems, Inc	349
130	*	Fortinet, Inc	2,835
956	*	Google, Inc (Class A)	617,480
627	*	Informatica Corp	23,155
4,124		International Business Machines Corp	758,322
2,697		Intuit, Inc	141,835
205	*	Liquidity Services, Inc	7,565
249		Marchex, Inc (Class B)	1,556
120	*	NeuStar, Inc (Class A)	4,100
1,258	*	NIC, Inc	16,744
15,605		Oracle Corp	400,268
1,354	*	Rackspace Hosting, Inc	58,236
1,143	*	Salesforce.com, Inc	115,969
6,626	*	Symantec Corp	103,697
146	*	Ultimate Software Group, Inc	9,508

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,961	*	Yahoo!, Inc	$225,191

		TOTAL SOFTWARE & SERVICES	3,213,920

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
536	*	Acme Packet, Inc	16,568
660	*	Aruba Networks, Inc	12,223
97	*	Avid Technology, Inc	827
147	*	Benchmark Electronics, Inc	1,980
553	*	Bookham, Inc	1,559
24,467		Cisco Systems, Inc	442,364
21		Cognex Corp	752
1,082	*	Cray, Inc	7,001
15,075	*	Dell, Inc	220,547
9	*	DTS, Inc	245
12,625	*	EMC Corp	271,943
602	*	Finisar Corp	10,080
303	*	Flextronics International Ltd	1,715
11,511		Hewlett-Packard Co	296,522
169		InterDigital, Inc	7,363
124	*	Intevac, Inc	918
185	*	IPG Photonics Corp	6,265
14	*	Itron, Inc	501
361		Lexmark International, Inc (Class A)	11,938
24		Molex, Inc	573
878	*	Motorola Mobility Holdings, Inc	34,066
3,313		Motorola, Inc	153,359
645	*	Oplink Communications, Inc	10,623
340		Plantronics, Inc	12,118
885	*	Polycom, Inc	14,426
1,566	*	Power-One, Inc	6,123
6,652	*	Quantum Corp	15,965
1,076	*	Radisys Corp	5,445
406	*	STEC, Inc	3,488
172	*	Super Micro Computer, Inc	2,697
40	*	Sycamore Networks, Inc	716
141	*	Synaptics, Inc	4,251
26	*	Tech Data Corp	1,285
1,492		Tellabs, Inc	6,028
332	*	Trimble Navigation Ltd	14,408
184	*	TTM Technologies, Inc	2,017
15	*	Universal Display Corp	550
74	*	Vishay Precision Group, Inc	1,183
19,037		Xerox Corp	151,535

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,752,167

TELECOMMUNICATION SERVICES - 2.1%
3,876	*	American Tower Corp (Class A)	232,599
6,031		CenturyTel, Inc	224,353
1,541	*	Cincinnati Bell, Inc	4,669
1,248	*	Crown Castle International Corp	55,910
13,625		Frontier Communications Corp	70,169
2,464	*	MetroPCS Communications, Inc	21,388
1,573	*	NII Holdings, Inc (Class B)	33,505
90	*	SBA Communications Corp (Class A)	3,866
28,752	*	Sprint Nextel Corp	67,280
443	*	tw telecom inc (Class A)	8,585
18	*	US Cellular Corp	785
6,455		Windstream Corp	75,782

		TOTAL TELECOMMUNICATION SERVICES	798,891

TRANSPORTATION - 2.1%
6	*	Allegiant Travel Co	320
215		CH Robinson Worldwide, Inc	15,003
9,117		CSX Corp	192,004
199		Expeditors International Washington, Inc	8,151
34	*	Genesee & Wyoming, Inc (Class A)	2,060

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

28		Heartland Express, Inc	$400
27		International Shipholding Corp	505
11		J.B. Hunt Transport Services, Inc	496
8	*	Kirby Corp	526
3,232		Norfolk Southern Corp	235,483
68		Ryder System, Inc	3,614
6,097		Southwest Airlines Co	52,190
4,295		United Parcel Service, Inc (Class B)	314,351

		TOTAL TRANSPORTATION	825,103

UTILITIES - 4.6%
1,194		Alliant Energy Corp	52,667
1,154		Atmos Energy Corp	38,486
1,511	*	Calpine Corp	24,675
1,918		Centerpoint Energy, Inc	38,533
167		CH Energy Group, Inc	9,749
3,108		Cleco Corp	118,415
3,449		Consolidated Edison, Inc	213,941
175		DTE Energy Co	9,529
2,625		Idacorp, Inc	111,326
87		ITC Holdings Corp	6,602
222		Laclede Group, Inc	8,984
500		MGE Energy, Inc	23,385
197		New Jersey Resources Corp	9,692
4,065		NextEra Energy, Inc	247,477
4,938		NiSource, Inc	117,574
1,508		Northeast Utilities	54,394
162		Northwest Natural Gas Co	7,765
819		NSTAR	38,460
3,663		NV Energy, Inc	59,890
665		Oneok, Inc	57,649
6,477		Pepco Holdings, Inc	131,483
3,085		PG&E Corp	127,164
1,503		Piedmont Natural Gas Co, Inc	51,072
1,562		Sempra Energy	85,910
211		SJW Corp	4,988
560		South Jersey Industries, Inc	31,814
524		WGL Holdings, Inc	23,171
250		Wisconsin Energy Corp	8,740
368		Xcel Energy, Inc	10,172

		TOTAL UTILITIES	1,723,707

		TOTAL COMMON STOCKS (Cost $34,773,631)	37,129,169

		TOTAL INVESTMENTS - 99.6% (Cost $34,773,631)	37,129,169
		OTHER ASSETS & LIABILITIES, NET - 0.4%	166,077

		NET ASSETS - 100.0%	$37,295,246

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%
DIVERSIFIED CAPITAL MARKETS - 0.6%
45,000	*	HFF, Inc (Class A)	$464,850

		TOTAL DIVERSIFIED CAPITAL MARKETS	464,850

DIVERSIFIED REITS - 3.4%
36,000		Vornado Realty Trust	2,766,960

		TOTAL DIVERSIFIED REITS	2,766,960

GOLD - 2.8%
14,000		Agnico-Eagle Mines Ltd	508,480
7,000		Goldcorp, Inc	309,750
18,000		Market Vectors Junior Gold Miners ETF	444,600
12,000		Newmont Mining Corp	720,120
15,000		Yamana Gold, Inc	220,350

		TOTAL GOLD	2,203,300

HOMEBUILDING - 2.4%
160,000		KB Home	1,075,200
95,000		PDG Realty S.A.	300,496
80,000	*	Pulte Homes, Inc	504,800

		TOTAL HOMEBUILDING	1,880,496

INDUSTRIAL REITS - 4.2%
80,000		AMB Property Corp	2,287,200
17,500		EastGroup Properties, Inc	760,900
18,000	*	First Industrial Realty Trust, Inc	184,140
100,000	*	Global Logistic Properties	135,187

		TOTAL INDUSTRIAL REITS	3,367,427

MORTGAGE REITS - 0.2%
10,000		Starwood Property Trust, Inc	185,100

		TOTAL MORTGAGE REITS	185,100

OFFICE REITS - 12.8%
13,000		Alexandria Real Estate Equities, Inc	896,610
46,000		BioMed Realty Trust, Inc	831,680
42,000		Boston Properties, Inc	4,183,200
20,000		Digital Realty Trust, Inc	1,333,400
18,000		Mack-Cali Realty Corp	480,420
35,000		Mission West Properties, Inc	315,700
32,500		SL Green Realty Corp	2,165,800

		TOTAL OFFICE REITS	10,206,810

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp (purchased 12/21/04, cost $288,000)	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.7%

407,000		Thomas Properties Group, Inc	1,355,310

		TOTAL REAL ESTATE OPERATING COMPANIES	1,355,310

RESIDENTIAL REITS - 17.3%
34,000		American Campus Communities, Inc	1,426,640
50,000		Apartment Investment & Management Co (Class A)	1,145,500
20,000		Associated Estates Realty Corp	319,000
22,000		AvalonBay Communities, Inc	2,873,200
15,000		BRE Properties, Inc (Class A)	757,200
15,000		Camden Property Trust	933,600
3,000		Equity Lifestyle Properties, Inc	200,070
55,000		Equity Residential	3,136,650

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

8,000		Essex Property Trust, Inc	$1,124,080
5,000		Mid-America Apartment Communities, Inc	312,750
20,000		Post Properties, Inc	874,400
25,000		UDR, Inc	627,500

		TOTAL RESIDENTIAL REITS	13,730,590

RETAIL REITS - 25.4%
165,000		DDR Corp	2,008,050
10,000		Federal Realty Investment Trust	907,500
135,000		General Growth Properties, Inc	2,027,700
40,000		Glimcher Realty Trust	368,000
58,000		Kimco Realty Corp	941,920
38,000		Macerich Co	1,922,800
4,000		Realty Income Corp	139,840
28,000		Regency Centers Corp	1,053,360
72,000		Simon Property Group, Inc	9,283,680
25,000		Tanger Factory Outlet Centers, Inc	733,000
6,000		Taubman Centers, Inc	372,600
60,000		Westfield Group	478,703

		TOTAL RETAIL REITS	20,237,153

SPECIALIZED REITS - 25.8%
15,000		Ashford Hospitality Trust, Inc	120,000
28,000		CubeSmart	297,920
18,000		Entertainment Properties Trust	786,780
20,000		Extra Space Storage, Inc	484,600
25,000	*	FelCor Lodging Trust, Inc	76,250
80,000		HCP, Inc	3,314,400
37,000		Health Care REIT, Inc	2,017,610
25,000		Healthcare Realty Trust, Inc	464,750
110,000		Hersha Hospitality Trust	536,800
140,000		Host Marriott Corp	2,067,800
12,000		Plum Creek Timber Co, Inc	438,720
22,000		Potlatch Corp	684,420
22,000		Public Storage, Inc	2,958,120
5,000		Rayonier, Inc	223,150
6,000		Sovran Self Storage, Inc	256,020
25,000	*	Sunstone Hotel Investors, Inc	203,750
63,000		Ventas, Inc	3,473,190
110,000		Weyerhaeuser Co	2,053,700

		TOTAL SPECIALIZED REITS	20,457,980

		TOTAL COMMON STOCKS (Cost $71,329,532)	76,855,976

		TOTAL INVESTMENTS - 96.6% (Cost $71,329,532)	76,855,976
		OTHER ASSETS & LIABILITIES, NET - 3.4%	2,678,625

		NET ASSETS - 100.0%	$79,534,601

Abbreviation(s):

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed illiquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.4%
CORPORATE BONDS - 30.9%
AUTOMOBILES & COMPONENTS - 0.1%
$132,000	g	Delphi Corp	5.875%	05/15/19	$134,640
32,000		Ford Motor Co	7.450	07/16/31	38,400

		TOTAL AUTOMOBILES & COMPONENTS			173,040

BANKS - 5.2%
100,000	g	Banco de Credito del Peru	4.750	03/16/16	99,750
200,000		Banco do Brasil S.A.	3.875	01/23/17	197,800
110,000		BanColombia S.A.	5.950	06/03/21	110,413
135,000		Bank of America Corp	3.625	03/17/16	124,440
200,000		Bank of America Corp	3.750	07/12/16	185,184
200,000		Bank of America Corp	5.300	03/15/17	180,382
75,000		Bank of America Corp	5.750	12/01/17	70,839
50,000		Bank of America Corp	5.000	05/13/21	45,542
50,000		Bank of New York Mellon Corp	4.300	05/15/14	53,647
500,000		Bank of New York Mellon Corp	2.300	07/28/16	501,550
50,000		Bank of New York Mellon Corp	5.450	05/15/19	56,999
230,000	g	Bank of Nova Scotia	1.450	07/26/13	232,663
750,000	g	Bank of Nova Scotia	1.650	10/29/15	749,088
900,000	g	Bank of Nova Scotia	2.150	08/03/16	906,346
75,000		BB&T Corp	3.850	07/27/27	76,224
50,000		Capital One Bank USA NA	8.800	07/15/19	57,200
50,000		Capital One Capital V	8.875	05/15/40	51,895
50,000		Capital One Financial Corp	3.150	07/15/16	50,214
100,000		Citigroup, Inc	6.000	12/13/13	103,476
50,000		Citigroup, Inc	5.000	09/15/14	49,485
350,000		Citigroup, Inc	3.953	06/15/16	348,794
75,000		Citigroup, Inc	6.125	05/15/18	79,827
75,000		Citigroup, Inc	5.375	08/09/20	77,120
75,000		Citigroup, Inc	6.875	03/05/38	82,396
50,000		Citigroup, Inc	8.125	07/15/39	61,217
900,000	g	Depfa ACS Bank	5.125	03/16/37	643,381
100,000		Deutsche Bank AG	3.875	08/18/14	101,728
50,000		Discover Bank	7.000	04/15/20	52,313
50,000		First Horizon National Corp	5.375	12/15/15	50,613
100,000	g	HSBC Bank plc	3.500	06/28/15	100,807
150,000	g	HSBC Bank plc	4.125	08/12/20	148,015
60,000		JPMorgan Chase & Co	5.125	09/15/14	63,258
300,000		JPMorgan Chase & Co	3.150	07/05/16	301,404
250,000		JPMorgan Chase & Co	4.350	08/15/21	252,477
100,000		JPMorgan Chase & Co	5.500	10/15/40	103,621
125,000		JPMorgan Chase & Co	5.400	01/06/42	130,448
175,000		Northern Trust Corp	4.625	05/01/14	188,235
100,000		PNC Funding Corp	5.125	02/08/20	112,997
200,000	g	Shinhan Bank	4.125	10/04/16	201,369
75,000		State Street Corp	4.300	05/30/14	80,270
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	104,348
250,000	g	Toronto-Dominion Bank	1.625	09/14/16	246,709
150,000		Union Bank of California NA	5.950	05/11/16	162,330
25,000		USB Capital XIII Trust	6.625	12/15/39	25,399
25,000		Wachovia Bank NA	4.800	11/01/14	26,270
100,000		Wachovia Bank NA	5.850	02/01/37	104,657
200,000		Wells Fargo & Co	2.625	12/15/16	199,878
100,000		Wells Fargo Bank NA	4.750	02/09/15	104,329
50,000		Westpac Banking Corp	3.000	08/04/15	50,580
40,000		Zions Bancorporation	7.750	09/23/14	42,412

		TOTAL BANKS			8,150,339

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 1.3%
$ 25,000		Black & Decker Corp	8.950%	04/15/14	$28,871
200,000		Caterpillar, Inc	1.375	05/27/14	202,339
130,000		Caterpillar, Inc	5.200	05/27/41	155,713
50,000		CRH America, Inc	4.125	01/15/16	49,920
250,000		Danaher Corp	1.300	06/23/14	253,592
250,000		Danaher Corp	2.300	06/23/16	259,847
55,000		Goodrich Corp	6.125	03/01/19	66,893
32,000	g	Huntington Ingalls	6.875	03/15/18	31,360
200,000	g	Illinois Tool Works, Inc	4.875	09/15/41	227,568
50,000		Lockheed Martin Corp	3.350	09/15/21	49,740
100,000	g	Myriad International Holding BV	6.375	07/28/17	106,500
111,000	g	Sealed Air Corp	8.125	09/15/19	121,545
111,000	g	Sealed Air Corp	8.375	09/15/21	122,655
150,000	g	Sigma Alimentos S.A.	5.625	04/14/18	153,000
120,000		SPX Corp	6.875	09/01/17	129,600
50,000		Tyco International Finance S.A.	6.000	11/15/13	54,167
25,000		Tyco International Finance S.A.	4.125	10/15/14	26,645

		TOTAL CAPITAL GOODS			2,039,955

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	207,800
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	101,535
75,000		Republic Services, Inc	3.800	05/15/18	77,688
40,000		Republic Services, Inc	6.200	03/01/40	48,355
250,000		Waste Management, Inc	2.600	09/01/16	253,757

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			689,135

CONSUMER DURABLES & APPAREL - 0.2%
130,000		Hanesbrands, Inc	6.375	12/15/20	131,950
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	108,500
75,000		Whirlpool Corp	8.000	05/01/12	76,674
25,000		Xerox Corp	4.500	05/15/21	25,337

		TOTAL CONSUMER DURABLES & APPAREL			342,461

CONSUMER SERVICES - 0.2%
200,000	g	Transnet Ltd	4.500	02/10/16	202,540
100,000		Walt Disney Co	4.500	12/15/13	107,638

		TOTAL CONSUMER SERVICES			310,178

DIVERSIFIED FINANCIALS - 4.7%
80,000		Abbey National Treasury Services plc	4.000	04/27/16	71,772
125,000		American Express Co	8.125	05/20/19	161,609
50,000		American Express Credit Corp	2.800	09/19/16	50,245
50,000		Ameriprise Financial, Inc	5.300	03/15/20	53,803
100,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	100,375
100,000	g	Bangkok Bank PCL	4.800	10/18/20	99,476
100,000	g	Banque PSA Finance	3.375	04/04/14	96,449
50,000		Barclays Bank plc	5.200	07/10/14	51,541
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	147,000
50,000		BlackRock, Inc	3.500	12/10/14	53,391
150,000		BlackRock, Inc	4.250	05/24/21	156,816
100,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	102,500
150,000		Credit Suisse	5.000	05/15/13	153,871
100,000		Credit Suisse	5.500	05/01/14	103,942
25,000		Credit Suisse	5.400	01/14/20	23,579
25,000		Credit Suisse	4.375	08/05/20	24,512
135,000		Eaton Vance Corp	6.500	10/02/17	151,511
200,000		Ford Motor Credit Co LLC	5.875	08/02/21	208,442
25,000		General Electric Capital Corp	2.800	01/08/13	25,475
200,000		General Electric Capital Corp	1.875	09/16/13	202,463
250,000		General Electric Capital Corp	5.500	06/04/14	271,762
150,000		General Electric Capital Corp	2.950	05/09/16	154,272
70,000		General Electric Capital Corp	3.350	10/17/16	72,898
100,000		General Electric Capital Corp	5.300	02/11/21	106,895
235,000		General Electric Capital Corp	4.650	10/17/21	245,262

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	i	Goldman Sachs Capital II	5.793%	12/30/49	$61,500
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	101,323
340,000		Goldman Sachs Group, Inc	3.625	02/07/16	328,516
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	55,220
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	23,263
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	49,051
100,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	103,591
165,000		HSBC Finance Corp	4.750	07/15/13	168,489
100,000	g	Hyundai Capital America	3.750	04/06/16	99,692
100,000	g	ICICI Bank Ltd	5.500	03/25/15	100,026
35,000	g	International Lease Finance Corp	6.500	09/01/14	35,788
25,000		International Lease Finance Corp	8.625	09/15/15	25,625
180,000		International Lease Finance Corp	5.750	05/15/16	166,958
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	104,327
500,000		Jefferies Group, Inc	5.125	04/13/18	440,000
50,000		Jefferies Group, Inc	6.250	01/15/36	40,885
200,000		John Deere Capital Corp	2.250	06/07/16	205,462
100,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	10
100,000		MBNA Corp	6.125	03/01/13	100,404
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	302,181
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	193,661
175,000		Morgan Stanley	6.000	05/13/14	176,700
250,000		Morgan Stanley	2.875	07/28/14	235,440
50,000		Morgan Stanley	6.000	04/28/15	50,087
150,000		Morgan Stanley	3.800	04/29/16	138,197
100,000		Morgan Stanley	5.450	01/09/17	96,276
150,000		Morgan Stanley	7.300	05/13/19	152,767
60,000		Morgan Stanley	5.625	09/23/19	55,565
100,000		Morgan Stanley	5.500	07/28/21	92,464
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	51,234
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	35,857
55,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	55,699
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	71,938
65,000		Nomura Holdings, Inc	4.125	01/19/16	63,432
100,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	102,812
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	163,800
70,000	g	RCI Banque S.A.	3.400	04/11/14	68,276
50,000		Toronto-Dominion Bank	2.500	07/14/16	50,994
75,000		UBS AG.	4.875	08/04/20	74,488
90,000	g	Waha Aerospace BV	3.925	07/28/20	92,385
25,000	g	WT Finance Aust Pty Ltd	5.125	11/15/14	26,193

		TOTAL DIVERSIFIED FINANCIALS			7,450,437

ENERGY - 3.2%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	56,678
30,000		Anadarko Petroleum Corp	6.950	06/15/19	35,815
45,000		Anadarko Petroleum Corp	6.450	09/15/36	51,305
100,000		Apache Corp	5.100	09/01/40	116,875
100,000		BP Capital Markets plc	3.125	03/10/12	100,459
310,000		BP Capital Markets plc	3.200	03/11/16	324,886
100,000		Burlington Resources Finance Co	7.200	08/15/31	137,275
32,000		Chesapeake Energy Corp	6.625	08/15/20	34,320
100,000		Chesapeake Energy Corp	6.875	11/15/20	107,000
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	106,500
125,000		ConocoPhillips	4.600	01/15/15	138,249
100,000		ConocoPhillips	6.500	02/01/39	138,327
50,000		Devon Energy Corp	5.600	07/15/41	60,116
84,290		Dolphin Energy Ltd	5.888	06/15/19	91,455
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	161,323
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,773
25,000		EnCana Corp	6.625	08/15/37	30,195
75,000		Enterprise Products Operating LLC	4.600	08/01/12	76,103
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,229
45,000		Enterprise Products Operating LLC	6.125	10/15/39	50,264
55,000		Enterprise Products Operating LLC	5.950	02/01/41	61,647

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Enterprise Products Operating LLC	5.700%	02/15/42	$54,474
75,000		EOG Resources, Inc	4.100	02/01/21	81,678
25,000		Hess Corp	8.125	02/15/19	32,092
75,000		Hess Corp	5.600	02/15/41	83,795
50,000		Marathon Petroleum Corp	3.500	03/01/16	50,895
50,000		Marathon Petroleum Corp	5.125	03/01/21	52,234
25,000		Noble Holding International Ltd	3.450	08/01/15	26,009
75,000		Noble Holding International Ltd	4.900	08/01/20	79,449
100,000		Occidental Petroleum Corp	1.750	02/15/17	101,285
100,000		Occidental Petroleum Corp	4.100	02/01/21	112,029
85,000		Pemex Project Funding Master Trust	6.625	06/15/35	96,369
25,000		Pemex Project Funding Master Trust	6.625	06/15/38	28,313
200,000	g	Pertamina PT	5.250	05/23/21	204,699
100,000		Petrobras International Finance Co	3.875	01/27/16	103,021
60,000		Petrobras International Finance Co	7.875	03/15/19	71,622
59,000		Petrobras International Finance Co	6.875	01/20/40	68,333
50,000		Petroleos Mexicanos	4.875	03/15/15	53,188
20,000		Petroleos Mexicanos	8.000	05/03/19	24,950
90,000		Petroleos Mexicanos	5.500	01/21/21	97,650
100,000		Petroleos Mexicanos	6.500	06/02/41	112,500
55,000	g	Petroleos Mexicanos	6.500	06/02/41	61,875
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	118,000
100,000		Plains All American Pipeline LP	5.000	02/01/21	110,160
45,000	g	Precision Drilling Corp	6.500	12/15/21	45,900
100,000	g	Reliance Holdings USA	4.500	10/19/20	90,860
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	52,766
130,000	g	SandRidge Energy, Inc	8.000	06/01/18	131,300
265,000	g	Schlumberger Investment S.A.	3.300	09/14/21	272,244
50,000		SEACOR Holdings, Inc	7.375	10/01/19	52,736
75,000		Shell International Finance BV	4.300	09/22/19	87,026
25,000		Shell International Finance BV	6.375	12/15/38	34,408
25,000		Statoil ASA	2.900	10/15/14	26,234
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	118,714
25,000		Vale Overseas Ltd	6.250	01/23/17	28,173
25,000		Vale Overseas Ltd	6.875	11/21/36	28,464
60,000		Vale Overseas Ltd	6.875	11/10/39	68,724
50,000		Valero Energy Corp	4.500	02/01/15	53,496
100,000		XTO Energy, Inc	6.250	04/15/13	106,991
50,000		XTO Energy, Inc	4.625	06/15/13	52,823

		TOTAL ENERGY			5,009,273

FOOD & STAPLES RETAILING - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	52,718
50,000		Delhaize Group S.A.	5.875	02/01/14	54,269
50,000		Delhaize Group S.A.	6.500	06/15/17	58,765

		TOTAL FOOD & STAPLES RETAILING			165,752

FOOD, BEVERAGE & TOBACCO - 1.2%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	211,029
60,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	70,368
75,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	85,964
50,000		Coca-Cola Co	1.800	09/01/16	50,858
100,000		Coca-Cola Co	3.150	11/15/20	104,950
165,000		Coca-Cola Co	3.300	09/01/21	173,750
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	26,628
55,000		General Mills, Inc	5.200	03/17/15	61,270
200,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	210,679
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	137,962
100,000		JM Smucker Co	3.500	10/15/21	102,305
25,000		Kraft Foods, Inc	6.125	02/01/18	29,304
50,000		Kraft Foods, Inc	5.375	02/10/20	57,693
135,000		Kraft Foods, Inc	6.500	02/09/40	175,627
100,000		PepsiCo, Inc	0.875	10/25/13	100,492
5,000		PepsiCo, Inc	7.900	11/01/18	6,750
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,102

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000	g	Pernod-Ricard S.A.	4.450%	01/15/22	$78,569
100,000		Philip Morris International, Inc	6.875	03/17/14	112,504
100,000		TreeHouse Foods, Inc	7.750	03/01/18	108,250

		TOTAL FOOD, BEVERAGE & TOBACCO			1,941,054

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
50,000		Becton Dickinson and Co	1.750	11/08/16	50,376
50,000		Boston Scientific Corp	4.500	01/15/15	52,471
70,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	74,550
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	129,838
50,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	52,375
40,000		HCA, Inc	6.500	02/15/20	41,500
97,000		HCA, Inc	7.875	02/15/20	104,760
44,000		McKesson Corp	3.250	03/01/16	46,566
100,000		Medtronic, Inc	4.750	09/15/15	111,997
50,000		Medtronic, Inc	4.450	03/15/20	56,421
100,000		Quest Diagnostics, Inc	6.400	07/01/17	118,274
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	100,351
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,460
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	16,956
125,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	130,552

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,163,447

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000		Clorox Co	3.800	11/15/21	76,403
50,000		Ecolab, Inc	4.350	12/08/21	53,394
65,000		Procter & Gamble Co	5.550	03/05/37	86,330
50,000		Unilever Capital Corp	4.800	02/15/19	58,148
50,000		Unilever Capital Corp	4.250	02/10/21	56,981

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			331,256

INSURANCE - 1.3%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	55,158
75,000		Allstate Corp	7.450	05/16/19	91,188
150,000		American International Group, Inc	3.650	01/15/14	145,679
100,000		Chubb Corp	6.000	05/11/37	120,582
20,000		CIGNA Corp	5.125	06/15/20	21,565
100,000		CIGNA Corp	4.500	03/15/21	102,856
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	75,363
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	76,119
50,000		Hartford Financial Services Group, Inc	6.625	03/30/40	49,621
25,000		Lincoln National Corp	7.000	06/15/40	28,263
250,000		Markel Corp	5.350	06/01/21	261,784
50,000		Metlife, Inc	5.000	06/15/15	54,470
100,000		Metlife, Inc	6.750	06/01/16	115,204
100,000	g	Principal Life Global Funding I	5.125	10/15/13	105,796
150,000		Progressive Corp	3.750	08/23/21	155,868
150,000		Prudential Financial, Inc	6.200	11/15/40	156,960
100,000	g	Prudential Funding LLC	6.750	09/15/23	110,672
25,000		Travelers Cos, Inc	5.800	05/15/18	29,386
25,000		Travelers Cos, Inc	5.900	06/02/19	29,743
20,000		Unum Group	5.625	09/15/20	20,593
150,000		Willis Group Holdings plc	4.125	03/15/16	152,346
25,000		WR Berkley Corp	5.375	09/15/20	25,226

		TOTAL INSURANCE			1,984,442

MATERIALS - 1.5%
125,000		3M Co	5.700	03/15/37	167,882
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	103,797
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	39,473
10,000		Airgas, Inc	4.500	09/15/14	10,596
25,000	g	Anglo American Capital plc	4.450	09/27/20	24,957
220,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	218,559
35,000		ArcelorMittal	3.750	08/05/15	33,459
100,000		ArcelorMittal	3.750	02/01/16	94,929
50,000		ArcelorMittal	6.750	03/01/41	44,962

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 32,000		Ball Corp	6.750%	09/15/20	$34,800
125,000		Barrick North America Finance LLC	4.400	05/30/21	135,375
150,000		CF Industries, Inc	6.875	05/01/18	171,749
100,000		Cliffs Natural Resources, Inc	6.250	10/01/40	98,492
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	101,555
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	203,632
32,000		Crown Americas LLC	6.250	02/01/21	33,440
78,000		Dow Chemical Co	4.125	11/15/21	80,006
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	53,322
32,000		Graphic Packaging International, Inc	9.500	06/15/17	35,040
50,000		International Paper Co	7.300	11/15/39	60,824
50,000		International Paper Co	6.000	11/15/41	54,281
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	26,342
50,000		Praxair, Inc	5.250	11/15/14	56,117
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	50,925
115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	117,542
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	106,975
130,000		Solutia, Inc	7.875	03/15/20	141,375
25,000		Teck Resources Ltd	6.000	08/15/40	27,506
50,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	51,081

		TOTAL MATERIALS			2,378,993

MEDIA - 1.3%
50,000		CBS Corp	4.300	02/15/21	51,625
75,000		Comcast Corp	5.650	06/15/35	82,854
50,000		Comcast Corp	6.400	03/01/40	62,153
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	265,625
350,000		Lamar Media Corp	9.750	04/01/14	391,999
127,000		Lamar Media Corp	6.625	08/15/15	129,223
25,000		NBC Universal Media LLC	5.150	04/30/20	27,834
350,000		NBC Universal Media LLC	4.375	04/01/21	369,371
25,000		News America, Inc	7.250	05/18/18	30,117
50,000		News America, Inc	6.200	12/15/34	53,752
50,000		News America, Inc	6.900	08/15/39	57,798
35,000		Nielsen Finance LLC	7.750	10/15/18	37,800
100,000		Time Warner Cable, Inc	8.750	02/14/19	127,693
125,000		Time Warner Cable, Inc	8.250	04/01/19	157,002
50,000		Time Warner, Inc	3.150	07/15/15	52,006
50,000		Time Warner, Inc	6.500	11/15/36	60,327
115,000		Viacom, Inc	2.500	12/15/16	114,956

		TOTAL MEDIA			2,072,135

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
75,000		Amgen, Inc	3.450	10/01/20	73,262
65,000		Eli Lilly & Co	3.550	03/06/12	65,339
150,000		Johnson & Johnson	2.150	05/15/16	156,444
50,000		Johnson & Johnson	5.850	07/15/38	67,509
65,000		Life Technologies Corp	3.500	01/15/16	65,272
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	58,444
200,000		Merck & Co, Inc	3.875	01/15/21	225,153
97,000	g	Mylan, Inc	7.875	07/15/20	107,064
35,000		Novartis Capital Corp	4.125	02/10/14	37,447
200,000		Novartis Capital Corp	2.900	04/24/15	211,666
35,000		Novartis Capital Corp	4.400	04/24/20	39,894
35,000		Pfizer, Inc	5.350	03/15/15	39,592
250,000		Sanofi-Aventis S.A.	2.625	03/29/16	260,681
100,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	99,875

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,507,642

REAL ESTATE - 0.7%
15,000		AMB Property LP	7.625	08/15/14	16,429
30,000		AMB Property LP	4.500	08/15/17	29,943
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	27,414
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	147,657
35,000		Camden Property Trust	4.625	06/15/21	35,004
100,000		Developers Diversified Realty Corp	4.750	04/15/18	95,681

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 40,000		Developers Diversified Realty Corp	7.875%	09/01/20	$44,622
50,000		HCP, Inc	3.750	02/01/16	50,873
65,000		Health Care REIT, Inc	3.625	03/15/16	63,970
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	25,275
147,000	g	Host Hotels & Resorts LP	5.875	06/15/19	149,573
25,000		Kilroy Realty Corp	5.000	11/03/15	25,710
10,000		Kimco Realty Corp	5.700	05/01/17	10,774
50,000		National Retail Properties, Inc	5.500	07/15/21	50,098
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	25,817
25,000		Simon Property Group LP	5.250	12/01/16	27,708
100,000		Simon Property Group LP	2.800	01/30/17	102,143
40,000		Simon Property Group LP	10.350	04/01/19	54,908
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	52,296

		TOTAL REAL ESTATE			1,035,895

RETAILING - 0.8%
130,000		AmeriGas Partners LP	6.250	08/20/19	129,350
150,000		Home Depot, Inc	5.950	04/01/41	193,528
132,000		Limited Brands, Inc	6.625	04/01/21	139,920
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	167,621
100,000		Nordstrom, Inc	4.000	10/15/21	104,243
55,000		O’Reilly Automotive, Inc	4.625	09/15/21	57,669
160,000	g	QVC Inc	7.375	10/15/20	170,800
100,000	g	QVC, Inc	7.500	10/01/19	107,250
25,000		Staples, Inc	9.750	01/15/14	28,587
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	88,270

		TOTAL RETAILING			1,187,238

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
50,000		Broadcom Corp	2.375	11/01/15	51,182

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			51,182

SOFTWARE & SERVICES - 0.4%
75,000		International Business Machines Corp	1.000	08/05/13	75,590
250,000		International Business Machines Corp	1.950	07/22/16	257,290
35,000		Microsoft Corp	0.875	09/27/13	35,304
125,000		Microsoft Corp	1.625	09/25/15	128,599
50,000		Oracle Corp	3.750	07/08/14	53,774
25,000		Oracle Corp	5.750	04/15/18	30,337
65,000		Oracle Corp	3.875	07/15/20	71,602

		TOTAL SOFTWARE & SERVICES			652,496

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
50,000		Amphenol Corp	4.750	11/15/14	53,574
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	138,450
75,000		Hewlett-Packard Co	4.250	02/24/12	75,338
35,000		Hewlett-Packard Co	4.500	03/01/13	35,996
25,000		Hewlett-Packard Co	4.750	06/02/14	26,401
132,000		Jabil Circuit, Inc	5.625	12/15/20	134,310
50,000		L-3 Communications Corp	6.375	10/15/15	51,250
35,000		L-3 Communications Corp	5.200	10/15/19	35,505
100,000		L-3 Communications Corp	4.950	02/15/21	99,106
100,000		Scientific Games Corp	8.125	09/15/18	102,500
32,000		Scientific Games Corp	9.250	06/15/19	33,920
25,000		Xerox Corp	8.250	05/15/14	28,210

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			814,560

TELECOMMUNICATION SERVICES - 1.9%
40,000		America Movil SAB de C.V.	5.000	03/30/20	44,191
50,000		American Tower REIT, Inc	5.900	11/01/21	52,568
100,000		AT&T, Inc	6.150	09/15/34	118,626
125,000		AT&T, Inc	6.300	01/15/38	153,467
100,000		BellSouth Corp	6.875	10/15/31	124,620
25,000		BellSouth Corp	6.550	06/15/34	29,759
175,000		Cellco Partnership	8.500	11/15/18	236,198
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	139,491

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		France Telecom S.A.	2.125%	09/16/15	$49,536
110,000	g	Qtel International Finance	4.750	02/16/21	110,825
100,000		Sprint Capital Corp	8.750	03/15/32	80,875
50,000		Telecom Italia Capital S.A.	6.175	06/18/14	48,093
25,000		Telecom Italia Capital S.A.	6.999	06/04/18	23,372
200,000		Telecom Italia Capital S.A.	7.175	06/18/19	187,422
150,000		Telefonica Emisiones SAU	3.992	02/16/16	144,225
135,000		Telefonica Emisiones SAU	5.134	04/27/20	126,808
250,000		Telefonica Emisiones SAU	5.462	02/16/21	238,568
100,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	98,694
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	110,577
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	98,500
95,000		Verizon Communications, Inc	5.250	04/15/13	100,247
40,000		Verizon Communications, Inc	8.750	11/01/18	54,029
50,000		Verizon Communications, Inc	3.500	11/01/21	52,056
25,000		Verizon Communications, Inc	8.950	03/01/39	40,036
50,000		Verizon Communications, Inc	4.750	11/01/41	53,812
200,000	g	Vimpelcom Holdings	6.255	03/01/17	180,000
150,000		Virgin Media Finance plc	9.500	08/15/16	168,375
100,000		Virgin Media Secured Finance plc	5.250	01/15/21	105,948

		TOTAL TELECOMMUNICATION SERVICES			2,970,918

TRANSPORTATION - 0.9%
165,000	g	Asciano Finance	5.000	04/07/18	165,453
100,000		Boeing Co	6.125	02/15/33	126,054
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	89,731
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	154,603
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	110,896
150,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	165,474
25,000		Embraer Overseas Ltd	6.375	01/15/20	26,688
100,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	103,750
50,000		Norfolk Southern Corp	5.750	04/01/18	58,946
100,000		Norfolk Southern Corp	5.590	05/17/25	115,515
65,000		Union Pacific Corp	4.163	07/15/22	70,549
75,000		Union Pacific Corp	4.750	09/15/41	81,709
100,000		United Parcel Service, Inc	3.125	01/15/21	106,080

		TOTAL TRANSPORTATION			1,375,448

UTILITIES - 3.1%
200,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	208,000
100,000	g	AES Corp	7.375	07/01/21	107,750
35,000	g	AES Gener S.A.	5.250	08/15/21	35,175
50,000		AGL Capital Corp	5.250	08/15/19	55,898
75,000		Alliant Energy Corp	4.000	10/15/14	78,595
75,000		Atmos Energy Corp	8.500	03/15/19	99,103
195,000	g	Calpine Corp	7.500	02/15/21	208,650
200,000		Carolina Power & Light Co	5.300	01/15/19	234,169
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	56,203
100,000		CenterPoint Energy Resources Corp	5.850	01/15/41	115,246
100,000	g	Comision Federal Electricidad	4.875	05/26/21	103,000
150,000		Commonwealth Edison Co	4.000	08/01/20	161,582
25,000		Connecticut Light & Power Co	5.500	02/01/19	29,177
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	43,912
50,000		Dominion Resources, Inc	4.450	03/15/21	55,690
50,000		Dominion Resources, Inc	4.900	08/01/41	53,990
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	108,747
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,895
165,000		Great Plains Energy, Inc	4.850	06/01/21	172,958
50,000		Indiana Michigan Power Co	7.000	03/15/19	61,500
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,706
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	103,972
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	100,126
100,000		LG&E and KU Energy LLC	3.750	11/15/20	100,952
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	59,085
100,000		Nevada Power Co	6.650	04/01/36	133,980

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Nevada Power Co	5.375%	09/15/40	$58,681
165,000		Nevada Power Co	5.450	05/15/41	196,032
100,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	102,241
75,000		Pacific Gas & Electric Co	8.250	10/15/18	98,866
50,000		PacifiCorp	6.000	01/15/39	63,848
75,000		Pepco Holdings, Inc	2.700	10/01/15	75,966
220,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	223,850
50,000		PG&E Corp	5.750	04/01/14	54,478
250,000		PPL Electric Utilities Corp	3.000	09/15/21	252,661
50,000		Progress Energy, Inc	7.050	03/15/19	61,838
75,000		Public Service Co of Colorado	3.200	11/15/20	77,799
80,000		Public Service Co of Colorado	4.750	08/15/41	91,662
100,000		Public Service Co of Oklahoma	5.150	12/01/19	111,507
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,480
75,000		San Diego Gas & Electric Co	3.000	08/15/21	77,130
25,000		San Diego Gas & Electric Co	3.950	11/15/41	25,602
50,000		Sempra Energy	6.000	10/15/39	61,693
80,000		Southern California Edison Co	3.875	06/01/21	88,301
25,000		Veolia Environnement	5.250	06/03/13	26,306
100,000		Virginia Electric and Power Co	4.750	03/01/13	104,246
50,000		Williams Partners LP	3.800	02/15/15	52,490
75,000		Williams Partners LP	4.000	11/15/21	77,012
75,000		Williams Partners LP	6.300	04/15/40	91,447
50,000		Xcel Energy, Inc	4.800	09/15/41	54,487
200,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	180,601

		TOTAL UTILITIES			4,874,285

		TOTAL CORPORATE BONDS (Cost $46,801,981)			48,671,561

GOVERNMENT BONDS - 60.6%
AGENCY SECURITIES - 6.6%
500,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	508,159
1,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	1,022,354
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	1,005,572
200,000		FHLMC	2.500	04/23/14	209,068
1,500,000		FHLMC	5.125	10/18/16	1,773,589
100,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	101,400
1,000,000		FNMA	3.000	09/16/14	1,065,956
1,000,000		Citigroup, Inc	2.125	04/30/12	1,006,667
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	496,045
500,000		General Electric Capital Corp	2.250	03/12/12	502,052
200,000		General Electric Capital Corp	2.125	12/21/12	203,721
450,000		GMAC, Inc	1.750	10/30/12	455,804
700,000		GMAC, Inc	2.200	12/19/12	713,349
250,000		Private Export Funding Corp	3.050	10/15/14	265,616
500,000		Sovereign Bancorp, Inc	2.750	01/17/12	500,484
350,000		State Street Corp	2.150	04/30/12	352,360
250,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	269,240

		TOTAL AGENCY SECURITIES			10,451,436

FOREIGN GOVERNMENT BONDS - 6.6%
500,000	g	Bank of Montreal	2.850	06/09/15	518,279
250,000	g	Bank of Montreal	2.625	01/25/16	258,067
100,000		Brazilian Government International Bond	4.875	01/22/21	111,750
25,000		Brazilian Government International Bond	7.125	01/20/37	34,500
100,000		Brazilian Government International Bond	5.625	01/07/41	116,000
150,000		Canada Government International Bond	2.375	09/10/14	157,520
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	206,850
150,000		Chile Government International Bond	3.875	08/05/20	162,375
200,000		Colombia Government International Bond	4.375	07/12/21	215,000
100,000	g	Croatia Government International Bond	6.625	07/14/20	93,250

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Dominican Republic International Bond	7.500%	05/06/21	$98,000
100,000		Eksportfinans ASA	5.000	02/14/12	99,453
117,000		Eksportfinans ASA	2.000	09/15/15	96,920
100,000		European Investment Bank	4.875	02/15/36	109,144
250,000		Export Development Canada	2.250	05/28/15	262,203
100,000		Export-Import Bank of Korea	5.125	06/29/20	104,705
175,000		Federative Republic of Brazil	6.000	01/17/17	204,313
66,000		Hungary Government International Bond	6.375	03/29/21	59,070
56,000		Hungary Government International Bond	7.625	03/29/41	49,280
35,000		Italy Government International Bond	6.875	09/27/23	33,719
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	102,256
100,000	g	Lithuania Government International Bond	5.125	09/14/17	98,000
200,000	g	Namibia International Bonds	5.500	11/03/21	204,000
250,000	g	National Bank of Canada	1.650	01/30/14	252,640
25,000		Peruvian Government International Bond	7.350	07/21/25	33,125
80,000		Poland Government International Bond	3.875	07/16/15	81,384
30,000		Poland Government International Bond	6.375	07/15/19	33,225
60,000		Poland Government International Bond	5.000	03/23/22	60,300
175,000		Province of British Columbia Canada	2.850	06/15/15	185,405
500,000		Province of Manitoba Canada	2.125	04/22/13	509,982
500,000		Province of New Brunswick Canada	2.750	06/15/18	522,667
500,000		Province of Nova Scotia Canada	2.375	07/21/15	521,221
300,000		Province of Ontario Canada	4.100	06/16/14	322,361
300,000		Province of Ontario Canada	2.950	02/05/15	315,932
400,000		Province of Ontario Canada	2.700	06/16/15	418,942
300,000		Province of Ontario Canada	1.600	09/21/16	299,076
500,000		Province of Ontario Canada	4.400	04/14/20	569,699
110,000		Province of Quebec Canada	4.625	05/14/18	126,477
500,000		Province of Quebec Canada	3.500	07/29/20	535,435
750,000		Province of Quebec Canada	2.750	08/25/21	749,164
200,000	g	Qatar Government International Bond	3.125	01/20/17	201,740
100,000		Qatar Government International Bond	5.250	01/20/20	109,750
100,000	g	Republic of Ghana	8.500	10/04/17	109,500
30,000		Republic of Hungary	6.250	01/29/20	27,000
100,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	100,500
100,000		South Africa Government International Bond	6.875	05/27/19	120,500
100,000		South Africa Government International Bond	6.250	03/08/41	116,250
200,000	g	Sri Lanka Government International Bond	6.250	07/27/21	197,073
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	307,187
100,000		Turkey Government International Bond	5.625	03/30/21	101,125
52,000		United Mexican States	5.875	02/17/14	56,290
50,000		United Mexican States	5.950	03/19/19	59,425
100,000		United Mexican States	5.125	01/15/20	114,250

		TOTAL FOREIGN GOVERNMENT BONDS			10,552,279

MORTGAGE BACKED - 26.5%
263,013		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	18,754
48,267	i	FHLMC	2.455	02/01/36	50,800
162,121	i	FHLMC	2.496	07/01/36	171,006
96,236	i	FHLMC	2.305	09/01/36	101,852
32,268	i	FHLMC	2.508	09/01/36	34,086
37,733	i	FHLMC	2.662	09/01/36	39,814
88,525	i	FHLMC	3.941	03/01/37	93,305
144,731	i	FHLMC	5.946	04/01/37	157,344
34,656	i	FHLMC	5.748	05/01/37	37,326
186,244		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	202,382
27,573		FGLMC	4.500	01/01/20	29,386
118,162		FGLMC	4.500	07/01/20	127,151
28,298		FGLMC	5.000	04/01/23	30,352
98,750		FGLMC	4.000	07/01/24	103,669
37,121		FGLMC	4.500	09/01/24	39,360
18,468		FGLMC	6.000	03/01/33	20,572
190,706		FGLMC	5.000	11/01/33	209,724

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 312,702	FGLMC	6.000%	11/01/33	$349,309
73,206	FGLMC	5.000	05/01/34	78,768
48,076	FGLMC	6.000	09/01/34	53,343
16,129	FGLMC	6.000	04/01/35	17,810
27,225	FGLMC	5.000	02/01/36	29,294
11,262	FGLMC	6.500	05/01/36	12,679
217,260	FGLMC	5.500	04/01/37	236,040
249,714	FGLMC	5.500	05/01/37	271,299
11,508	FGLMC	6.000	08/01/37	12,674
179,724	FGLMC	6.000	08/01/37	198,854
57,862	FGLMC	6.500	09/01/37	64,925
46,349	FGLMC	6.500	11/01/37	52,007
141,486	FGLMC	5.000	04/01/38	153,606
45,311	FGLMC	6.500	05/01/38	51,106
55,031	FGLMC	5.500	01/01/39	59,788
160,222	FGLMC	4.000	06/01/39	168,288
86,137	FGLMC	5.000	07/01/39	92,655
119,051	FGLMC	5.000	01/01/40	128,059
622,943	FGLMC	4.500	07/01/40	665,729
3,525	Federal National Mortgage Association (FNMA)	5.000	06/01/13	3,686
1,473,098	FNMA	4.563	01/01/15	1,570,841
53,580	FNMA	5.500	04/01/18	58,691
51,184	FNMA	5.500	05/01/18	56,067
150,000	FNMA	4.000	02/25/19	160,257
53,401	FNMA	4.500	03/01/19	57,146
25,684	FNMA	4.500	06/01/19	27,485
158,595	FNMA	5.500	07/01/20	173,775
12,375	FNMA	4.500	11/01/20	13,243
96,396	FNMA	4.500	12/01/20	104,331
35,107	FNMA	5.000	12/01/20	37,952
29,638	FNMA	4.500	03/01/23	31,624
105,935	FNMA	5.000	04/01/23	114,155
59,883	FNMA	4.500	06/01/23	63,896
67,534	FNMA	5.000	07/01/23	72,690
68,973	FNMA	5.000	07/01/23	74,238
100,924	FNMA	5.500	02/01/24	110,831
183,845	FNMA	4.500	04/01/24	196,048
89,922	FNMA	4.000	05/01/24	94,866
226,515	FNMA	5.500	07/01/24	248,467
8,080	FNMA	5.500	09/01/24	8,863
390,947	FNMA	4.000	02/01/25	412,438
43,743	FNMA	6.500	07/01/32	49,677
53,526	FNMA	5.500	01/01/33	58,512
87,879	FNMA	5.500	07/01/33	96,066
248,049	FNMA	5.500	07/01/33	274,490
576,517	FNMA	5.500	07/01/33	642,116
299,628	FNMA	6.000	10/01/33	334,002
135,064	FNMA	5.000	11/01/33	146,064
545,357	FNMA	5.500	11/01/33	596,845
301,790	FNMA	5.000	03/01/34	326,369
527,562	FNMA	5.000	03/01/34	570,527
83,901	FNMA	5.500	04/01/34	92,137
44,331	FNMA	5.000	08/01/34	48,069
1,135,166	FNMA	5.000	09/01/34	1,227,615
50,353	FNMA	5.000	11/01/34	54,454
42,368	FNMA	6.500	02/01/35	47,996
138,003	FNMA	5.500	04/01/35	150,773
19,015	FNMA	7.500	06/01/35	21,127
32,692	FNMA	5.500	07/01/35	35,901
17,704	FNMA	7.500	07/01/35	18,560
51,254	FNMA	4.500	08/01/35	54,648
78,447	FNMA	5.000	08/01/35	84,812
184,808	FNMA	5.500	09/01/35	202,025
72,725	FNMA	5.500	10/01/35	79,409

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 79,816		FNMA	5.000%	02/01/36	$86,291
232,484		FNMA	6.000	04/01/36	256,467
150,904		FNMA	6.000	06/01/36	167,415
75,715	i	FNMA	2.385	07/01/36	79,381
47,029		FNMA	6.500	09/01/36	52,821
57,130		FNMA	6.000	12/01/36	63,024
36,720		FNMA	5.000	02/01/37	39,693
201,957		FNMA	5.500	02/01/37	220,329
37,015		FNMA	7.000	02/01/37	42,277
111,199		FNMA	5.500	03/01/37	121,176
95,671		FNMA	7.000	04/01/37	109,272
36,298		FNMA	5.500	06/01/37	39,555
25,748		FNMA	6.500	08/01/37	28,943
220,680		FNMA	6.000	09/01/37	243,238
40,651		FNMA	6.000	11/01/37	44,807
20,425		FNMA	7.000	11/01/37	23,328
81,470		FNMA	5.500	01/01/38	88,780
7,727		FNMA	6.500	01/01/38	8,650
168,481		FNMA	5.500	02/01/38	183,598
640,400		FNMA	5.500	02/01/38	697,858
3,609		FNMA	6.500	02/01/38	4,048
6,055		FNMA	6.500	03/01/38	6,770
14,628		FNMA	6.500	03/01/38	16,356
200,175		FNMA	5.000	04/01/38	216,384
242,765		FNMA	5.000	04/01/38	262,423
117,451		FNMA	6.000	04/01/38	129,420
283,832		FNMA	5.500	05/01/38	309,299
293,546		FNMA	5.500	06/01/38	319,884
657,356		FNMA	6.000	07/01/38	724,553
665,453		FNMA	6.000	10/01/38	733,477
279,186		FNMA	4.000	01/01/39	293,544
89,543		FNMA	4.500	01/01/39	95,361
57,909		FNMA	5.500	01/01/39	63,104
65,910		FNMA	6.000	01/01/39	72,627
50,479		FNMA	6.000	01/01/39	55,623
112,406		FNMA	4.000	02/01/39	118,187
549,439		FNMA	4.500	02/01/39	585,141
96,130		FNMA	4.500	02/01/39	102,376
48,419		FNMA	5.500	02/01/39	52,764
1,315,344		FNMA	4.500	04/01/39	1,400,815
76,567		FNMA	5.000	04/01/39	82,755
468,562		FNMA	4.000	05/01/39	497,127
375,360		FNMA	4.500	06/01/39	399,751
645,754		FNMA	4.000	07/01/39	678,966
359,449		FNMA	6.500	07/01/39	400,124
436,910		FNMA	4.000	08/01/39	459,381
417,793		FNMA	4.500	08/01/39	444,941
580,778		FNMA	6.000	09/01/39	639,784
270,743		FNMA	4.500	10/01/39	288,336
292,924		FNMA	4.500	11/01/39	311,959
294,879		FNMA	4.500	11/01/39	314,040
197,731		FNMA	5.000	11/01/39	213,711
500,000		FNMA	4.000	02/25/40	529,941
438,621		FNMA	5.000	06/01/40	476,948
351,735		FNMA	4.500	07/01/40	374,590
365,353		FNMA	4.500	07/01/40	389,093
435,809		FNMA	5.500	07/01/40	474,911
379,791		FNMA	4.500	11/01/40	404,469
219,219		FNMA	4.000	12/01/40	230,494
452,833		FNMA	4.500	12/01/40	482,258
482,586		FNMA	3.500	01/01/41	496,747
301,626	h	FNMA	4.000	02/01/41	317,139
948,068		FNMA	4.000	02/01/41	996,829
472,708		FNMA	3.500	03/01/41	486,580
242,233		FNMA	4.000	04/01/41	256,091

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$485,035		FNMA	4.000%	04/01/41	$514,604
548,843		FNMA	4.500	04/01/41	584,507
234,175		FNMA	4.000	08/01/41	246,292
578,988		FNMA	4.000	08/01/41	608,947
294,311		FNMA	4.000	09/01/41	311,150
298,057		FNMA	3.500	10/01/41	306,804
297,776		FNMA	4.000	11/01/41	313,184
28,724		Government National Mortgage Association (GNMA)	5.500	07/15/33	32,427
188,287		GNMA	5.500	07/20/33	212,629
23,313		GNMA	5.000	03/15/34	25,973
179,613		GNMA	5.000	06/15/34	200,892
225,896		GNMA	5.500	02/15/37	253,815
182,272		GNMA	5.000	01/15/38	202,100
71,957		GNMA	5.000	04/15/38	79,785
154,566		GNMA	5.500	05/15/38	173,621
27,919		GNMA	6.000	08/15/38	31,643
29,021		GNMA	6.000	08/20/38	32,809
363,742		GNMA	5.500	07/15/39	408,585
144,645		GNMA	4.500	07/20/39	158,223
48,426		GNMA	5.000	07/20/39	53,620
62,342		GNMA	4.000	08/15/39	66,976
633,132		GNMA	4.500	03/15/40	690,648
224,014		GNMA	4.500	04/15/40	244,364
158,788		GNMA	5.000	04/15/40	176,061
381,899		GNMA	5.000	04/15/40	423,442
956,485		GNMA	4.500	04/20/40	1,045,976
486,720		GNMA	5.000	05/20/40	538,768
444,866		GNMA	4.500	06/15/40	485,280
408,611		GNMA	5.000	06/15/40	453,060
544,880		GNMA	4.000	07/15/40	585,389
495,421	h	GNMA	4.000	09/15/41	532,253

		TOTAL MORTGAGE BACKED			41,866,751

MUNICIPAL BONDS - 1.2%
1,200,000		City of New York, NY	5.817	10/01/31	1,320,059
150,000		Grant County Public Utility District No 2	5.630	01/01/27	169,766
150,000		State of California	7.625	03/01/40	184,553
175,000		State of Illinois	6.725	04/01/35	181,806

		TOTAL MUNICIPAL BONDS			1,856,184

U.S. TREASURY SECURITIES - 19.7%
842,500		United States Treasury Bond	5.250	02/15/29	1,163,966
750,000		United States Treasury Bond	5.375	02/15/31	1,068,984
384,000		United States Treasury Bond	4.375	05/15/41	500,340
55,000		United States Treasury Note	0.625	06/30/12	55,153
48,000		United States Treasury Note	1.375	10/15/12	48,467
1,695,000		United States Treasury Note	0.625	01/31/13	1,703,277
50,000		United States Treasury Note	0.125	08/31/13	49,912
50,000		United States Treasury Note	0.500	10/15/13	50,217
50,000		United States Treasury Note	0.250	10/31/13	50,008
1,000,000		United States Treasury Note	0.125	12/31/13	997,500
913,000		United States Treasury Note	2.250	05/31/14	955,155
449,000		United States Treasury Note	2.375	08/31/14	472,994
6,197,000		United States Treasury Note	0.500	10/15/14	6,222,661
1,180,000		United States Treasury Note	2.375	10/31/14	1,246,467
762,000		United States Treasury Note	2.250	03/31/16	812,780
2,706,000		United States Treasury Note	1.000	08/31/16	2,735,598
1,850,000		United States Treasury Note	0.875	11/30/16	1,855,637
3,000,000		United States Treasury Note	2.250	07/31/18	3,190,781
2,245,000		United States Treasury Note	1.750	10/31/18	2,310,597
1,000,000		United States Treasury Note	1.375	11/30/18	1,003,438
1,000,000	h	United States Treasury Note	1.375	12/31/18	1,001,875
353,900		United States Treasury Note	2.125	08/15/21	362,969
233,000		United States Treasury Note	2.000	11/15/21	235,658

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,453,000		United States Treasury Note	3.750%	08/15/41	$1,708,865
1,000,000		United States Treasury Note	3.125	11/15/41	1,047,656
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	331,326

		TOTAL U.S. TREASURY SECURITIES			31,182,281

		TOTAL GOVERNMENT BONDS (Cost $91,859,486)			95,908,931

STRUCTURED ASSETS - 5.9%
ASSET BACKED - 1.6%
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	50,345
		Series - 2010 3 (Class C)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	101,132
		Series - 2010 5A (Class A)
350,379		Centex Home Equity	5.540	01/25/32	353,259
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	75,613
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	52,401
		Series - 2002 2 (Class MF2)
48,277	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	47,360
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	164,728
		Series - 2011 LC1A (Class C)
525,779	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	493,401
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	75,587
		Series - 2011 A (Class D)
22,126		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	21,958
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	200,944
		Series - 2006 HLTV (Class A4)
242,653		Lehman XS Trust	6.500	06/25/46	137,072
		Series - 2006 13 (Class 2A1)
55,642	i	Long Beach Mortgage Loan Trust	0.794	02/25/35	54,841
		Series - 2005 1 (Class M1)
8,914	i	Morgan Stanley ABS Capital I	0.334	01/25/37	8,750
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	123,058
		Series - 2006 3 (Class AF3)
29,988	i	Residential Asset Securities Corp	0.724	04/25/35	26,242
		Series - 2005 KS3 (Class M3)
14,225		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	14,120
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	75,861
		Series - 2006 HI1 (Class M2)
21,728	i	Securitized Asset Backed Receivables LLC Trust	0.444	03/25/36	21,025
		Series - 2006 NC2 (Class A2)
100,000	g	SLM Student Loan Trust	4.370	04/17/28	101,545
		Series - 2011 A (Class A2)
60,000	g	SLM Student Loan Trust	3.740	02/15/29	58,556
		Series - 2011 B (Class A2)
54,690	i	Soundview Home Equity Loan Trust	0.404	10/25/36	53,680
		Series - 2006 EQ1 (Class A2)
43,483	i	Structured Asset Investment Loan Trust	0.694	05/25/35	41,513
		Series - 2005 4 (Class M1)
100,000	g	Vornado DP LLC	5.280	09/13/28	98,581
		Series - 2010 VNO (Class C)
122,620	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	101,162
		Series - 2006 N1 (Class N1)
30,185	i	Wells Fargo Home Equity Trust	0.434	07/25/36	26,240
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			2,578,974

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 4.3%
$ 45,000	i	Banc of America Commercial Mortgage, Inc	4.767%	07/10/43	$41,144
		Series - 2005 3 (Class AJ)
110,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	112,935
		Series - 2006 4 (Class AM)
49,804		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	44,470
		Series - 2005 AC2 (Class 1A)
25,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	27,435
		Series - 2006 PW14 (Class A4)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	81,976
		Series - 2006 PW13 (Class AM)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	52,209
		Series - 2006 T24 (Class AM)
75,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	80,183
		Series - 2004 T16 (Class A6)
20,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	22,022
		Series - 2007 PW17 (Class A4)
365,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/12	364,087
		Series - 2011 STRT (Class B)
200,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/12	198,500
		Series - 2011 STRT (Class C)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	327,238
		Series - 2007 C9 (Class AM)
64,413		Countrywide Alternative Loan Trust	5.500	08/25/16	64,368
		Series - 2004 30CB (Class 1A15)
30,285		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	28,767
		Series - 2005 12 (Class 1A5)
17,620		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	17,562
		Series - 2005 J3 (Class 1A1)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	95,142
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	51,019
		Series - 2003 C3 (Class B)
60,363	i	GMAC Mortgage Corp Loan Trust	4.557	10/19/33	61,806
		Series - 2003 AR1 (Class A5)
710,000	i	Greenwich Capital Commercial Funding Corp	5.882	07/10/38	720,366
		Series - 2006 GG7 (Class AM)
100,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	93,917
		Series - 2010 C1 (Class B)
70,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	70,967
		Series - 2010 C2 (Class B)
120,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	108,561
		Series - 2010 C2 (Class C)
22,512	i	GSR Mortgage Loan Trust	2.765	01/25/36	21,143
		Series - 2006 AR1 (Class 2A2)
50,000	g,i	HVB Mortgage Capital Corp	2.326	09/10/22	48,302
		Series - 2003 FL1A (Class J)
15,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.075	11/15/43	14,600
		Series - 2010 C2 (Class B)
30,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.528	11/15/43	28,891
		Series - 2010 C2 (Class C)
140,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	142,521
		Series - 2006 LDP8 (Class AM)
100,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.251	07/15/46	85,331
		Series - 2011 C4 (Class C)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	159,075
		Series - 2006 LDP9 (Class A3)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	212,545
		Series - 2007 LD11 (Class A4)
22,967	i	JP Morgan Mortgage Trust	4.307	04/25/35	22,874
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	53,677
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	239,714
		Series - 2007 C1 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		LB-UBS Commercial Mortgage Trust	5.430%	02/15/40	$53,333
		Series - 2007 C2 (Class A3)
137,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	136,772
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	82,155
		Series - 2007 C6 (Class A4)
37,298		MASTER Asset Securitization Trust	5.000	05/25/35	37,093
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	43,019
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	82,512
		Series - 2006 1 (Class A4)
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	139,953
		Series - 2006 4 (Class A3)
270,000	i	Morgan Stanley Capital I	5.447	02/12/44	295,357
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.364	03/15/44	89,810
		Series - 2007 IQ13 (Class A4)
22,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	18,396
		Series - 2011 C1 (Class D)
252,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	222,700
		Series - 2011 C1 (Class C)
30,000	i	Morgan Stanley Capital I	5.544	11/12/49	31,033
		Series - 2007 T25 (Class AM)
75,000	g,i	RBSCF Trust	4.673	04/15/24	68,812
		Series - 2010 MB1 (Class D)
91,393		Residential Accredit Loans, Inc	6.000	06/25/36	52,878
		Series - 2006 QS7 (Class A3)
205,478	i	Residential Accredit Loans, Inc	0.484	05/25/46	100,894
		Series - 2006 QO5 (Class 2A1)
90,767	i	Residential Funding Mortgage Securities I, Inc	2.886	08/25/35	73,731
		Series - 2005 SA3 (Class 2A1)
14,450	i	Structured Adjustable Rate Mortgage Loan Trust	0.674	03/25/35	13,715
		Series - 2005 6XS (Class A3)
19,589	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	19,649
		Series - 2003 C6 (Class A3)
45,000		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	45,479
		Series - 2007 C30 (Class A3)
290,000	i	Wachovia Bank Commercial Mortgage Trust	5.970	06/15/45	300,381
		Series - 2006 C26 (Class AM)
35,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	33,737
		Series - 2007 C34 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	89,682
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	533,897
		Series - 2006 C29 (Class AM)
720,000	i	Wachovia Bank Commercial Mortgage Trust	5.368	11/15/48	455,938
		Series - 2006 C29 (Class AJ)
50,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	54,137
		Series - 2007 C33 (Class A4)
55,877		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	56,110
		Series - 2005 2 (Class 1A1)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	10/15/57	50,349
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			6,874,869

		TOTAL STRUCTURED ASSETS			9,453,843

		(Cost $10,477,263)
		TOTAL BONDS (Cost $149,138,730)			$154,034,335

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375%	12/30/49	$7,338
17,265	*	Federal National Mortgage Association	8.250	12/30/49	23,825

		TOTAL BANKS			31,163

		TOTAL PREFERRED STOCKS (Cost $569,550)			31,163

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.5%
TREASURY DEBT - 2.5%
$ 4,000,000		United States Treasury Bill	0.020	04/19/12	3,999,764

		TOTAL TREASURY DEBT			3,999,764

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,999,758)			3,999,764

		TOTAL INVESTMENTS - 99.9% (Cost $153,708,038)			158,065,262
		OTHER ASSETS & LIABILITIES, NET - 0.1%			70,890

		NET ASSETS - 100.0%			$158,136,152

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities amounted to $17,163,437 or 10.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.9%
BANKERS’ ACCEPTANCES - 1.8%
$ 406,000		JPMorgan Chase Bank NA	0.255%-0.270%	01/19/12	$405,947
174,000		JPMorgan Chase Bank NA	0.220	01/30/12	173,969
122,000		JPMorgan Chase Bank NA	0.240	02/08/12	121,969
186,000		JPMorgan Chase Bank NA	0.250	02/13/12	185,944
165,000		JPMorgan Chase Bank NA	0.260	02/24/12	164,936

		TOTAL BANKERS’ ACCEPTANCES			1,052,765

CERTIFICATE OF DEPOSIT - 3.1%
440,000		Toronto-Dominion Bank	0.210	01/10/12	440,000
500,000		Toronto-Dominion Bank	0.180	01/19/12	500,000
300,000		Toronto-Dominion Bank	0.230	02/02/12	300,000
300,000		Toronto-Dominion Bank	0.210	02/09/12	300,000
300,000		Toronto-Dominion Bank	0.120	02/28/12	300,000

		TOTAL CERTIFICATE OF DEPOSIT			1,840,000

COMMERCIAL PAPER - 44.2%
900,000		Australia & New Zealand Banking Group Ltd	0.180-0.320	01/17/12	899,903
350,000		Australia & New Zealand Banking Group Ltd	0.250	01/25/12	349,942
500,000		Bank of Nova Scotia	0.060	01/10/12	499,993
595,000		Bank of Nova Scotia	0.160	01/12/12	594,971
750,000		Bank of Nova Scotia	0.180-0.190	01/27/12	749,900
300,000	y	Coca-Cola Co	0.120	01/12/12	299,989
500,000	y	Coca-Cola Co	0.110	01/26/12	499,962
500,000	y	Coca-Cola Co	0.130	04/03/12	499,832
475,000	y	Coca-Cola Co	0.260	05/01/12	474,585
298,000	y	Commonwealth Bank of Australia	0.150	01/04/12	297,996
500,000	y	Commonwealth Bank of Australia	0.270	02/15/12	499,917
250,000	y	Commonwealth Bank of Australia	0.420	02/15/12	249,875
300,000		Exxon Mobil Corp	0.025	01/17/12	299,997
400,000	y	Fairway Finance LLC	0.180	01/05/12	399,992
616,000	y	Fairway Finance LLC	0.230	01/09/12	615,969
500,000	y	Fairway Finance LLC	0.120	02/16/12	499,923
850,000		General Electric Capital Corp	0.300	02/27/12	849,596
650,000		General Electric Capital Corp	0.300	02/29/12	649,680
200,000		General Electric Capital Corp	0.270	03/20/12	199,882
400,000	y	International Business Machines Corp	0.060	01/19/12	399,988
750,000	y	International Business Machines Corp	0.050	01/26/12	749,974
500,000	y	Johnson & Johnson	0.100	03/19/12	499,892
500,000	y	Johnson & Johnson	0.050	04/03/12	499,935
350,000	y	Jupiter Securitization Co LLC	0.120	01/05/12	349,995
750,000	y	Jupiter Securitization Co LLC	0.150-0.180	01/11/12	749,965
300,000	y	Jupiter Securitization Co LLC	0.190	02/03/12	299,948
500,000		National Australia Funding (Delaware)	0.310	01/03/12	499,991
280,000		National Australia Funding (Delaware)	0.320	01/31/12	279,925
750,000		National Australia Funding (Delaware)	0.290	02/21/12	749,693
500,000	y	Nestle Capital Corp	0.035	01/18/12	499,992
400,000	y	Nestle Capital Corp	0.185	02/28/12	399,881
465,000	y	Nestle Capital Corp	0.075	03/05/12	464,938
295,000	y	Nestle Capital Corp	0.250	05/15/12	294,723
405,000	y	Old Line Funding LLC	0.140	01/23/12	404,965
390,000	y	Old Line Funding LLC	0.210	02/10/12	389,909
500,000	y	Old Line Funding LLC	0.170	02/15/12	499,894
500,000	y	Private Export Funding Corp	0.120	01/05/12	499,992
250,000	y	Private Export Funding Corp	0.230	02/21/12	249,919
250,000	y	Private Export Funding Corp	0.150	03/01/12	249,938
400,000	y	Private Export Funding Corp	0.140	03/06/12	399,899

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000	y	Private Export Funding Corp	0.175%	04/17/12	$299,844
300,000	y	Procter & Gamble Co	0.100	01/06/12	299,996
340,000		Province of Ontario Canada	0.050	01/04/12	339,999
830,000		Province of Ontario Canada	0.035%-0.040	01/31/12	829,974
600,000		Straight-A Funding LLC	0.190	02/01/12	599,901
550,000		Straight-A Funding LLC	0.190	02/03/12	549,904
325,000		Straight-A Funding LLC	0.190	02/07/12	324,937
355,000		Straight-A Funding LLC	0.200	02/22/12	354,897
300,000	y	Unilever Capital Corp	0.060	01/06/12	299,998
300,000		US Bank NA	0.210	01/18/12	299,970
500,000	y	Variable Funding Capital Co LLC	0.250	01/20/12	499,934
300,000	y	Variable Funding Capital Co LLC	0.250	01/25/12	299,950
260,000	y	Variable Funding Capital Co LLC	0.240	01/26/12	259,957
250,000	y	Variable Funding Capital Co LLC	0.120	01/30/12	249,976
571,000	y	Wal-Mart Stores, Inc	0.075	01/12/12	570,987
360,000	y	Westpac Banking Corp	0.375	02/10/12	359,850
600,000	y	Westpac Banking Corp	0.300	03/01/12	599,700
550,000	y	Westpac Banking Corp	0.230-0.250	03/05/12	549,766

		TOTAL COMMERCIAL PAPER			26,454,800

FOREIGN GOVERNMENT BONDS - 0.7%
400,000		Province of Ontario Canada	2.625	01/20/12	400,447

		TOTAL FOREIGN GOVERNMENT BONDS			400,447

GOVERNMENT AGENCY DEBT - 24.5%
100,000		Federal Home Loan Bank (FHLB)	0.110	01/06/12	99,998
390,000		FHLB	0.020	01/13/12	389,997
1,000,000		FHLB	0.020	01/27/12	999,986
200,000		FHLB	0.035	02/03/12	199,994
1,500,000		FHLB	0.010	02/08/12	1,499,984
900,000		FHLB	0.010-0.150	02/17/12	899,935
510,000		FHLB	0.015	03/02/12	509,987
579,000		FHLB	0.015-0.025	03/07/12	578,981
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.020	01/06/12	999,997
130,000		FHLMC	0.020	01/13/12	129,999
515,000		FHLMC	0.040	01/17/12	514,991
700,000		FHLMC	0.021-0.025	01/23/12	699,990
300,000		FHLMC	0.020	01/24/12	299,996
1,500,000		FHLMC	0.020-0.031	01/30/12	1,499,972
300,000		FHLMC	0.035	02/10/12	299,988
825,000		FHLMC	0.010-0.050	02/23/12	824,977
78,000		Federal National Mortgage Association (FNMA)	0.135	08/01/12	77,938
386,000		FNMA	0.048	01/03/12	385,999
300,000		FNMA	0.011	01/17/12	299,999
160,000		FNMA	0.120	01/18/12	159,991
500,000		FNMA	0.010	01/24/12	499,997
300,000		FNMA	0.030	01/25/12	299,994
800,000		FNMA	0.030	02/06/12	799,975
500,000		FNMA	0.020	02/13/12	499,988
580,000		FNMA	0.035-0.130	02/17/12	579,957
500,000		FNMA	0.025	03/01/12	499,979
96,000		FNMA	0.160	03/30/12	95,962
59,000		FNMA	0.150	04/18/12	58,973

		TOTAL GOVERNMENT AGENCY DEBT			14,707,524

TREASURY DEBT - 14.6%
113,000		United States Treasury Bill	0.030	03/08/12	112,994
500,000		United States Treasury Bill	0.025	03/15/12	499,974
300,000		United States Treasury Bill	0.036	03/22/12	299,976
1,000,000		United States Treasury Bill	0.032-0.040	03/29/12	999,913
365,000		United States Treasury Note	0.875	01/31/12	365,198
940,000		United States Treasury Note	0.875	02/29/12	941,292
250,000		United States Treasury Note	1.000	03/31/12	250,586
600,000		United States Treasury Note	1.000	04/30/12	601,788
1,030,000		United States Treasury Note	1.375	05/15/12	1,034,911
887,000		United States Treasury Note	0.750	05/31/12	889,198

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 134,000		United States Treasury Note	1.875%	06/15/12	$135,058
500,000		United States Treasury Note	0.625	06/30/12	501,302
260,000		United States Treasury Note	1.500	07/15/12	261,991
238,000		United States Treasury Note	0.625	07/31/12	238,681
595,000		United States Treasury Note	1.750	08/15/12	600,936
200,000		United States Treasury Note	0.375	08/31/12	200,300
85,000		United States Treasury Note	0.375	09/30/12	85,142
580,000		United States Treasury Note	0.375	10/31/12	581,046
150,000		United States Treasury Note	0.500	11/30/12	150,475

		TOTAL TREASURY DEBT			8,750,761

VARIABLE RATE SECURITIES - 11.0%
300,000	i	Federal Farm Credit Bank (FFCB)	0.140	02/13/12	299,998
250,000	i	FFCB	0.240	02/01/13	249,945
200,000	i	FFCB	0.230	03/28/13	200,000
350,000	i	FFCB	0.286	06/12/13	350,053
250,000	i	FFCB	0.320	08/19/13	249,795
200,000	i	FFCB	0.205	08/26/13	199,835
310,000	i	FFCB	0.270	08/26/13	309,949
300,000	i	FFCB	0.290	09/23/13	299,979
250,000	i	FFCB	0.210	10/15/13	249,593
400,000	i	Federal Home Loan Bank (FHLB)	0.150	01/13/12	399,999
500,000	i	FHLB	0.125	07/02/12	500,000
250,000	i	FHLB	0.245	03/06/13	250,029
500,000	i	FHLB	0.260	08/16/13	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.221	02/04/13	499,780
830,000	i	FHLMC	0.220	05/06/13	829,437
300,000	i	Federal National Mortgage Association (FNMA)	0.185	03/14/13	299,897
400,000	i	Canadian Imperial Bank of Commerce	0.370	05/02/12	400,000
500,000	i	Royal Bank of Canada	0.280	07/11/12	500,000

		TOTAL VARIABLE RATE SECURITIES			6,588,289

		TOTAL SHORT-TERM INVESTMENTS (Cost $59,794,586)			59,794,586

		TOTAL PORTFOLIO - 99.9% (Cost $59,794,586)			59,794,586
		OTHER ASSETS & LIABILITIES, NET - 0.1%			27,897

		NET ASSETS - 100.0%			$59,822,483

Abbreviation(s):

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2011, the aggregate value of these securities was $16,531,745 or 27.6% of net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the TIAA-CREF Life Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund, and Money Market Fund (the “Funds” or each individually referred to as the “Fund”), at December 31, 2011 and for the year then ended, and have issued our unqualified report thereon dated February 16, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Fund’s schedule of investments in securities (the “Schedules”) as of December 31, 2011 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) Disclose any change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated:	February 16, 2012	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	February 16, 2012	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated:	February 16, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer